UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-103094
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 18	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-3330
Amendment No. 202	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – II
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)      (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Thomas E. Barnes, VP and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 18, 2007

It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☐	on _______________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☑	on September 1, 2007 pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Flexible Premium Deferred Variable Annuity Contract

Best of America® All American Gold
Compass All American Gold
Key All American Gold
M&T All American Gold
Wells Fargo All American Gold
Nationwide Life Insurance Company
Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-II
The date of this prospectus is May 1, 2007 as amended September 1, 2007.

This prospectus contains basic information you should understand about the contracts before investing – the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2007), which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 64.  For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov.  Information about this and other Best of America products can be found at: www.nationwide.com.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC, NCUSIF, or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the contract value.  The benefit of the credits may be more than offset by the additional fees that the contract owner will pay in connection with the credits.  A contract without credits may cost less.  Additionally, with respect to the Extra Value Options, be aware that the cost of electing the option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

The following is a list of the underlying mutual funds available under the contract.

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares
•	AIM V.I. Capital Development Fund: Series II Shares
American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class IV†
•	American Century VP Mid Cap Value Fund: Class II
•	American Century VP Value Fund: Class II*
•	American Century VP Vista Fund: Class II
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
Dreyfus
•	Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Service Shares
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares
Federated Insurance Series
•	Federated Market Opportunity Fund II: Service Shares
•	Federated Quality Bond Fund II: Service Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class 2*
•	VIP Growth Portfolio: Service Class 2
•	VIP Overseas Portfolio: Service Class 2R†
Fidelity Variable Insurance Products Fund II
•	VIP Contrafund® Portfolio: Service Class 2
•	VIP Investment Grade Bond Portfolio: Service Class 2*
Fidelity Variable Insurance Products Fund III
•	VIP Mid Cap Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund IV
•	VIP Energy Portfolio: Service Class 2†
•	VIP Freedom Fund 2010 Portfolio: Service Class 2
•	VIP Freedom Fund 2020 Portfolio: Service Class 2
•	VIP Freedom Fund 2030 Portfolio: Service Class 2
Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
•	Franklin Small Cap Value Securities Fund: Class 2
•	Templeton Developing Markets Securities Fund: Class 3†
•	Templeton Foreign Securities Fund: Class 3†
•	Templeton Global Income Securities Fund: Class 3†
Janus Aspen Series
•	Forty Portfolio: Services Shares
•	INTECH Risk-Managed Core Portfolio: Service Shares
•	International Growth Portfolio: Service II Shares†
Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust)
•	AMT Short Duration Bond Portfolio: I Class* (formerly, AMT Limited Maturity Bond Portfolio: I Class*)
MFS® Variable Insurance Trust
•	MFS Value Series: Service Class
MTB Group of Funds
•	MTB Large Cap Growth Fund II
•	MTB Large Cap Value Fund II
•	MTB Managed Allocation Fund – Aggressive Growth II
•	MTB Managed Allocation Fund – Conservative Growth II
•	MTB Managed Allocation Fund – Moderate Growth II
Nationwide Variable Insurance Trust ("NVIT") (formerly, Gartmore Variable Insurance Trust (“GVIT”))
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Global Growth Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	American Funds NVIT Growth & Income Fund: Class II
•	Federated NVIT High Income Bond Fund: Class III†*
•	Gartmore NVIT Emerging Markets Fund: Class VI†
•	Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II (formerly, GVIT Small Cap Growth Fund: Class II)
•	Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II (formerly, GVIT Small Cap Value Fund: Class II)
•	Nationwide Multi-Manager NVIT Small Company Fund: Class II (formerly, GVIT Small Company Fund: Class II)
•	Nationwide NVIT Global Health Sciences Fund: Class VI†
•	Nationwide NVIT Global Technology and Communications Fund: Class VI†
•	Nationwide NVIT Government Bond Fund: Class I
•	Nationwide NVIT Investor Destinations Funds: Class II
➢	Nationwide NVIT Investor Destinations Aggressive Fund: Class II
➢	Nationwide NVIT Investor Destinations Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderate Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide NVIT Mid Cap Growth Fund: Class II
•	Nationwide NVIT Money Market Fund: Class I
•	Nationwide NVIT U.S. Growth Leaders Fund: Class II
•	NVIT International Index Fund: Class VIII†
•	NVIT International Value Fund: Class VI†
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Nationwide® Fund: Class II
•	Van Kampen NVIT Comstock Value Fund: Class II*
•	Van Kampen NVIT Multi Sector Bond Fund: Class I*
Neuberger Berman Advisers Management Trust
•	AMT Fasciano Portfolio: S Class*
•	AMT International Portfolio: S Class†
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Service Shares
•	Oppenheimer Global Securities Fund/VA: Class 4†
•	Oppenheimer High Income Fund/VA: Class 4†
•	Oppenheimer Main Street Fund®/VA: Service Shares
•	Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II
•	T. Rowe Price Limited Term Bond Portfolio: Class II
Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class II*
•	U.S. Real Estate Portfolio: Class II
Victory Variable Insurance Funds
•	Diversified Stock Fund: Class A Shares
Wells Fargo Variable Trust
•	Wells Fargo Advantage VT Large Company Growth Fund
•	Wells Fargo Advantage VT Money Market Fund
•	Wells Fargo Advantage VT Small Cap Growth Fund
•	Wells Fargo Advantage VT Total Return Bond Fund

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2007:

American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class II
Wells Fargo Variable Trust
•	Wells Fargo Advantage VT Asset Allocation Fund

1

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2006:

Fidelity Variable Insurance Products Fund III
•	VIP Value Strategies Portfolio: Service Class 2
Franklin Templeton Variable Insurance Products Trust
•	Franklin Rising Dividends Securities Fund: Class 2
MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Service Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2005:

Putnam Variable Trust
•	Putnam VT Growth and Income Fund: Class IB
•	Putnam VT Voyager Fund: Class IB

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class B
•	AllianceBernstein Small/Mid Cap Value Portfolio: Class B
American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class II
Dreyfus
•	Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares
Federated Insurance Series
•	Federated American Leaders Fund II: Service Shares
•	Federated Capital Appreciation Fund II: Service Shares
Janus Aspen Series
•	Balanced Portfolio: Service Shares
Neuberger Berman Advisers Management Trust
•	AMT Mid-Cap Growth Portfolio: S Class

Effective May 1, 2007, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

Oppenheimer Variable Account Funds
•	Oppenheimer High Income Fund/VA: Service Shares

Effective May 1, 2005, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

Nationwide Variable Insurance Trust
•	Federated NVIT High Income Bond Fund: Class I*

Effective May 1, 2004, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class II
Fidelity Variable Insurance Products Fund
•	VIP Overseas Portfolio: Service Class 2
Franklin Templeton Variable Insurance Products Trust
•	Templeton Foreign Securities Fund: Class 2
Janus Aspen Series
•	International Growth Portfolio: Service Shares

Nationwide Variable Insurance Trust
•	Gartmore NVIT Emerging Markets Fund: Class II
•	Gartmore NVIT Global Utilities Fund: Class II
•	Nationwide NVIT Global Financial Services Fund: Class II
•	Nationwide NVIT Global Health Sciences Fund: Class II
•	Nationwide NVIT Global Technology and Communications Fund: Class II
•	NVIT International Value Fund: Class II
Oppenheimer Variable Account Funds
•	Oppenheimer Global Securities Fund/VA: Service Shares
Putnam Variable Trust
•	Putnam VT International Equity Fund: Class IB
Van Kampen
The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class II

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

†These underlying mutual funds assess a short-term trading fee.

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account-II ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction – refer to your contract for specific information).

2

Glossary of Special Terms

Accumulation unit- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date- The date on which annuity payments begin.

Annuity commencement date- The date on which annuity payments are scheduled to begin.

Annuity unit- An accounting unit of measure used to calculate the value of variable annuity payments.

Contract value- The value of all accumulation units in a contract plus any amount held in the fixed account, any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral fixed account.

Contract year- Each year the contract is in force beginning with the date the contract is issued.

FDIC- Federal Deposit Insurance Corporation.

Fixed account- An investment option that is funded by Nationwide’s general account.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity or IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-Only Contract- A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Nationwide- Nationwide Life Insurance Company.

NCUSIF- National Credit Union Share Insurance Fund.

Net asset value- The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Qualified Plan- A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC- Securities and Exchange Commission.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-accounts- Divisions of the variable account for which accumulation units and annuity units are separately maintained – each sub-account corresponds to a single underlying mutual fund.

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.  The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

Valuation date- Each day the New York Stock Exchange and Nationwide’s home office are open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current net asset value of accumulation units or annuity units might be materially affected.  Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation period- The period of time commencing at the close of a valuation date and ending at the close of business for the next succeeding valuation date.

Variable account- Nationwide Variable Account-II, a separate account of Nationwide that contains variable account allocations.  The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

3

Table of Contents
Page
Glossary of Special Terms	5
Table of Contents	6
Contract Expenses	8
Underlying Mutual Fund Annual Expenses	11
Example	12
Synopsis of the Contracts	12
Purpose of the Contract
Minimum Initial and Subsequent Purchase Payments
Credits on Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free-look
Condensed Financial Information	15
Financial Statements	15
Nationwide Life Insurance Company	15
Nationwide Investment Services Corporation	15
Investing in the Contract	15
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	18
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Standard Charges and Deductions	20
Variable Account Charge
Contract Maintenance Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	22
CDSC Options
Death Benefit Options
Beneficiary Protector II Option
Extra Value Options
Capital Preservation Plus Option
Capital Preservation Plus Lifetime Income Option
Lifetime Income Option
Spousal Continuation Benefit
Income Benefit Investment Options
Removal of Variable Account Charges	44
Ownership and Interests in the Contract	44
Contract Owner
Joint Owner
Contingent Owner
Annuitant
Contingent Annuitant
Co-Annuitant
Joint Annuitant
Beneficiary and Contingent Beneficiary
Changes to the Parties to the Contract
Operation of the Contract	45
Minimum Initial and Subsequent Purchase Payments
Purchase Payment Credits
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfer Requests
Transfer Restrictions
Transfers Prior to Annuitization
Transfers After Annuitization

4

Table of Contents (continued)
Page
Right to Examine and Cancel	49
Surrender (Redemption) Prior to Annuitization	50
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrender (Redemption) After Annuitization	50
Surrenders Under Certain Plan Types	50
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Loan Privilege	51
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	52
Contract Owner Services	52
Asset Rebalancing
Dollar Cost Averaging
Enhanced Fixed Account Dollar Cost Averaging
Fixed Account Interest Out Dollar Cost Averaging
Systematic Withdrawals
Custom Portfolio Asset Rebalancing Service
Death Benefits	54
Death of Contract Owner
Death of Annuitant
Death of Contract Owner/Annuitant
Death Benefit Payment
Death Benefit Calculations
Spousal Protection Feature
Annuity Commencement Date	59
Annuitizing the Contract	59
Annuitization Date
Annuitization
Fixed Annuity Payments
Variable Annuity Payments
Frequency and Amount of Annuity Payments
Annuity Payment Options	61
Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000
Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000
Statements and Reports	61
Legal Proceedings	62
Table of Contents of Statement of Additional Information	64
Appendix A: Underlying Mutual Funds	65
Appendix B: Condensed Financial Information	75
Appendix C: Contract Types and Tax Information	101

5

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%[1]
Contracts that contain the standard CDSC schedule will be referred to as "B Schedule" contracts.
Maximum Loan Processing Fee	$25[2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%[3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30[4]
Annual Loan Interest Charge	2.25%[5]
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)
Variable Account Charge	1.15%
(continued on next page)

1 Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide may assess a loan processing fee at the time each new loan is processed.  Currently, Nationwide does not assess a loan processing fee.  Loans are only available for contracts issued as Tax Sheltered Annuities.

3Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

4 The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each contract anniversary.  This charge is permanently waived for any contract valued at $50,000 or more on any contract anniversary.  If assessed, the Contract Maintenance Charge is deducted proportionately from each sub-account, the fixed account, and the Guaranteed Term Options based on the value in each option as compared to the total contract value.

5The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

6

Recurring Contract Expenses (continued)
CDSC Options (an applicant may elect one)
Four Year CDSC Option ("L Schedule Option") Total Variable Account Charges (including this option only)	0.50%[1] 1.65%
No CDSC Option ("C Schedule Option") Total Variable Account Charges (including this option only)	0.55%[2] 1.70%
Death Benefit Options (an applicant may elect one)
One-Year Enhanced Death Benefit II Option Total Variable Account Charges (including this option only)	0.20%[3] 1.35%
One-Year Enhanced Death Benefit Option Total Variable Account Charges (including this option only)	0.10% 1.25%
One-Month Enhanced Death Benefit Option Total Variable Account Charges (including this option only)	0.35%[4] 1.50%
Combination Enhanced Death Benefit Option Total Variable Account Charges (including this option only)	0.40%[5] 1.55%
Beneficiary Protector II Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.35%.
0.35%[6] 1.50%
(continued on next page)

1Range of L Schedule Option CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%
The charge associated with this option will be assessed for the life of the contract.

2 Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.

3 The One-Year Enhanced Death Benefit II Option is only available for contracts with annuitants age 80 or younger at the time of application.

4 The One-Month Enhanced Death Benefit Option is only available for contracts with annuitants age 75 or younger at the time of application.

5 The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.

6 The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

7

Recurring Contract Expenses (continued)
Extra Value Options (eligible applicants may elect one)
5% Extra Value Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the fixed account and the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.70% by decreasing the interest we credit to amounts allocated to the fixed accounts or the Guaranteed Term Options.
0.70%[1] 1.85%
3% Extra Value Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the fixed account and the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.45% by decreasing the interest we credit to amounts allocated to the fixed accounts or the Guaranteed Term Options.
0.45%[2] 1.60%
Capital Preservation Plus Lifetime Income Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 1.00% by decreasing the interest we credit to amounts allocated to the fixed accounts or the Guaranteed Term Options.[4]
1.00%[3] 2.15%
Capital Preservation Plus Option (available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option)
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%
0.50% 1.65%
Lifetime Income Option Total Variable Account Charges (including this option only)	1.00%[5] 2.15%
Spousal Continuation Benefit Total Variable Account Charges (including this option and the Lifetime Income Option only)	0.15%[6] 2.30%

1 Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 7 years from the date the contract was issued.

2 Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.

3 Currently, the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.60%.

4 For contracts issued on or after September 1, 2007, the variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the daily net assets of the variable account.

5 Currently, the charge associated with the Lifetime Income Option is equal to 0.70% of the current income benefit base.

6   The Spousal Continuation Benefit is only available for election if and when the Lifetime Income Option is elected.  The charge associated with the Spousal Continuation Benefit is 0.15% of the current income benefit base.

8

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Variable Account Charge (applicable to all contracts)	1.15%
L Schedule Option	0.50%
Combination Enhanced Death Benefit Option	0.40%
Beneficiary Protector II Option	0.35%
5% Extra Value Option	0.70%
Lifetime Income Option	1.00%
Spousal Continuation Benefit	0.15%
Maximum Possible Total Variable Account Charges	4.25%

Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses, as of December 31, 2006, charged by the underlying mutual funds periodically during the life of the contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.25%	34.87%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

•	American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV
•	Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R
•	Fidelity Variable Insurance Products Fund IV – VIP Energy Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3
•	Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3
•	Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3
•	Janus Aspen Series – International Growth Portfolio: Service II Shares
•	NVIT – Federated NVIT High Income Bond Fund: Class III
•	NVIT – Gartmore NVIT Emerging Markets Fund: Class VI
•	NVIT –Nationwide NVIT Global Health Sciences Fund: Class VI
•	NVIT – Nationwide NVIT Global Technology and Communications Fund: Class VI
•	NVIT – NVIT International Index Fund: Class VIII
•	NVIT – NVIT International Value Fund: Class VI
•	Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class
•	Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4
•	Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 4

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Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the B Schedule CDSC schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of average account size; and
•	the total variable account charges associated with the most expensive combination of optional benefits (4.25%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (34.87%)	4,769	8,897	10,460	11,251	4,139	8,447	10,190	11,251	*	8,447	10,190	11,251
Minimum Total Underlying Mutual Fund Operating Expenses (0.25%)	1,134	1,961	2,788	5,031	504	1,511	2,518	5,031	*	1,511	2,518	5,031
*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

Synopsis of the Contracts

The contracts described in this prospectus are individual flexible purchase payment contracts.

The contracts can be categorized as:
•	Charitable Remainder Trusts;
•	Individual Retirement Annuities ("IRAs");
•	Investment-Only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs");
•	Simple IRAs; and
•	Tax Sheltered Annuities (Non-ERISA).

For more detailed information with regard to the differences in contract types, please see Appendix C: Contract Types and Tax Information later in this prospectus.

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same annuitant; or

•	in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment*	Minimum Subsequent Payments**
Charitable Remainder Trust	$5,000	$500
IRA	$3,000	$500
Investment-Only	$3,000	$500
Non-Qualified	$5,000	$500
Roth IRA	$3,000	$500
SEP IRA	$3,000	$500
Simple IRA	$3,000	$500
Tax Sheltered Annuity	$3,000	$500

*A contract owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first contract year.

**For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.

Subsequent purchase payments may not be permitted in all states.

If the contract owner elected an Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

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Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Credits on Purchase Payments

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.  PPCs are available to all contracts except for those where the C Schedule Option has been elected.

Each time a contract owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.

PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the contract owner be less than the purchase payments made to the contract.  In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

For further information on PPCs, please see "Purchase Payment Credits" later in this prospectus.

Charges and Expenses

Variable Account Charge

Nationwide deducts a Variable Account Charge equal to an annualized rate of 1.15% of the daily net assets of the variable account.  Nationwide assesses this charge to offset expenses incurred in the day to day business of issuing, distributing and maintaining variable annuity contracts.

Contract Maintenance Charge

A $30 Contract Maintenance Charge is assessed on each contract anniversary and upon full surrender of the contract.  If, on any contract anniversary (and on the date of a full surrender), the contract value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

CDSC Options

Two CDSC options are available under the contract at the time of application.  If the contract owner elects the L Schedule Option, Nationwide will assess a charge equal to an annualized rate of 0.50% of the daily net assets of the variable account in exchange for a reduced CDSC schedule.  If the contract owner elects the C Schedule Option, Nationwide will assess a charge equal to an annualized rate of 0.55% of the daily net assets of the variable account in exchange for elimination of CDSC under the contract.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

Death Benefit Options	Charge*
One-Year Enhanced Death Benefit II Option[1]	0.20%
One-Year Enhanced Death Benefit Option[2]	0.10%
One-Month Enhanced Death Benefit Option[3]	0.35%
Combination Enhanced Death Benefit Option[4]	0.40%

*The charges shown are the annualized rates charged as a percentage of the daily net assets of the variable account.

1The One-Year Enhanced Death Benefit II Option is available beginning May 1, 2004 (or a later date if state law requires) and is only available for contracts with annuitants age 80 or younger at the time of application.

2The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option.

3The One-Month Enhanced Death Benefit Option is available beginning May 1, 2004 (or a later date if state law requires) and is only available for contracts with annuitants age 75 or younger at the time of application.

4The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option and is only available for contracts with annuitants age 80 or younger at the time of application.

For more information about the standard and optional death benefits, please see the "Death Benefit Calculations" provision.

Beneficiary Protector II Option

A Beneficiary Protector II Option is available under the contract at the time of application.  This option is only available for contracts with annuitants age 75 or younger at the time of application.  If the contract owner of an eligible contract elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account.  Additionally, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.35%.

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Extra Value Options

Effective May 1, 2005, a contract owner or applicant can no longer elect an Extra Value Option.  For contracts issued prior to May 1, 2005, an applicant could have elected one of two Extra Value Options as follows:

Extra Value Options	Charge*
5% Extra Value Option	0.70%
3% Extra Value Option	0.45%

*The charges shown are the annualized rates charged as a percentage of the daily net assets of the variable account.

In addition to the charge assessed to the variable account, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee that corresponds to the variable account charge associated with the Extra Value Option Elected.  For both of the Extra Value Options, Nationwide will discontinue deducting the charge at the end of the 7th contract year.  Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected an Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

Capital Preservation Plus Option

The Capital Preservation Plus Option is available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option.  If the option is still available, it may only be elected at application.  The Capital Preservation Plus Option may not be elected if the Capital Preservation Plus Lifetime Income Option or the Lifetime Income Option is elected.

If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, the interest rate of return for assets in the Guaranteed Term Option/Target Term Option will be lowered due to the assessment of this charge.

Capital Preservation Plus Lifetime Income Option

For contracts issued prior to May 1, 2007, the Capital Preservation Plus Lifetime Income Option may be elected within 60 days after the contract is issued.  For contracts issued on or after May 1, 2007, the Capital Preservation Plus Lifetime Income Option may only be elected at the time of application.  The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be age 35 or older at the time of application.  The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected:  the C Schedule Option, the Lifetime Income Option, or the Capital Preservation Plus Option.

If the contract owner or applicant elects the Capital Preservation Plus Lifetime Income Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the daily net assets of the variable account.  Currently, the variable account charge is an annualized rate of 0.60% of the daily net assets of the variable account.  Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%.  Currently, the interest rate deduction is 0.60%.

Lifetime Income Option

For contracts issued prior to May 1, 2007, the Lifetime Income Option may be elected at any time.  For contracts issued on or after May 1, 2007, the Lifetime Income Option may only be elected at the time of application. The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be between age 45 and 85 at the time the option is elected.  The Lifetime Income Option may not be elected if any of the following optional benefits are elected: C Schedule Option, Capital Preservation Plus Option, or the Capital Preservation Plus Lifetime Income Option.

If the contract owner or applicant elects the Lifetime Income Option, Nationwide will deduct an annual charge not to exceed 1.00% of the current income benefit base, which is the amount upon which the annual benefit is based.  For contracts issued on or after September 1, 2007, the charge for the Lifetime Income Option is 0.70% of the current income benefit base.  For contracts issued prior to September 1, 2007, the charge for the Lifetime Income Option is 0.60% of the current income benefit base.  The charge is deducted on each anniversary of the election of the Lifetime Income Option and is taken from the sub-accounts proportionally based on contract allocations at the time the charge is deducted.

Spousal Continuation Benefit

The Spousal Continuation Benefit is only available for election if and when the Lifetime Income Option is elected.  The contract owner’s spouse (or the primary annuitant’s spouse in the case of a non-natural contract owner) must be between age 45 and 85 at the time the option is elected.  If the contract owner or applicant elects the Spousal Continuation Benefit, Nationwide will deduct an annual charge of 0.15% of the current income benefit base.  The charge is deducted at the same time and in the same manner as the Lifetime Income Option charge.

Charges for Optional Benefits

The charges associated with optional benefits are generally only assessed prior to annuitization.  However, the charges associated with the L Schedule Option and the C Schedule Option will be assessed both before and after annuitization.  Additionally, the charge associated with the Extra Value Options is assessed for the first 7 contract years.  Therefore, if a contract owner that elected an Extra Value Option annuitizes before the end of the 7th contract year, the charge for that option will continue to be assessed after annuitization until the end of the 7th contract year.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization.  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased.  Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax

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Considerations" in Appendix C: Contract Types and Tax Information and "Premium Taxes").

Ten Day Free-look

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amount required by law (see "Right to Examine and Cancel").

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values.  All classes of accumulation unit values may be obtained, free of charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Financial Statements

Financial statements for the variable account and consolidated financial statements for Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the variable account on October 7, 1981 pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund’s prospectus contains more detailed information about that fund.  Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.  Additionally, not all of the underlying mutual funds are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if

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the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000.  Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.  Note:  The guaranteed term may last for up to 3 months beyond the  3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the GTOs unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in swap rates.  No market value adjustment will be applied if GTO allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from GTOs.  Please refer to the prospectus for the GTOs for further information.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the annuitization date.  In addition, GTOs are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

GTO Charges Assessed for Certain Optional Benefits

For contract owners that elect the following optional benefits, allocations made to the GTOs will be assessed a fee as indicated:

Optional Benefit	GTO Charge
Beneficiary Protector II Option	0.35%
5% Extra Value Option	0.70%*
3% Extra Value Option	0.45%*
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	up to 1.00%**

*The GTO charge associated with these options will not be assessed after the end of the 7th contract year.

**Currently, the GTO charge associated with this option is 0.60%

The GTO charges are assessed by decreasing the interest rate of return credited to assets allocated to the Guaranteed Term Options.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options ("TTOs") instead of GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.  Target Term Options are not available separate from these options.

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For all material purposes, GTOs and TTOs are the same.  Target Term Options are managed and administered identically to GTOs.  The distinction is that the interest rate associated with TTOs is not guaranteed as it is in GTOs.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean TTOs (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Fixed Account

The fixed account is an investment option that is funded by assets of Nationwide’s general account.  The general account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations.  The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner.  Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the fixed account at its sole discretion.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected an Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

•
New Money Rate– The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate– Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the variable account to the fixed account.

•
Renewal Rate– The rate available for maturing fixed account allocations which are entering a new guarantee period.  The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner’s fixed account matures.  At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate– From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.  If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option, the current fixed account interest rate guarantee period will terminate.  If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide’s sole discretion.  The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC.  Additionally, Nationwide guarantees that interest credited to fixed account allocations will not be less than the minimum interest required by applicable state law.

Fixed Account Interest Rate Guarantee Period

The fixed account interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.  During a fixed account interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.  If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option, the current fixed account interest rate guarantee period will terminate.  If such contract owner allocates all or part of the Non-Guaranteed Term Option

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component of the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

For new purchase payments allocated to the fixed account and transfers to the fixed account, the fixed account interest rate guarantee period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The fixed account interest rate guarantee period is distinct from the maturity durations associated with Guaranteed Term Options.

Fixed Account Charges Assessed for Certain Optional Benefits

All guaranteed interest rates credited to the fixed account will be determined as described above.  Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits.  However, for contract owners that elect certain optional benefits available under the contract, a charge is assessed to assets in the fixed account.  Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below:

Optional Benefit	Fixed Account Charge
Beneficiary Protector II Option	0.35%
5% Extra Value Option	0.70%*
3% Extra Value Option	0.45%*

*The fixed account charge associated with these options will not be assessed after the end of the 7th contract year.

The fixed account charges are assessed by decreasing the interest rate of return credited to assets allocated to the fixed account.

Although there is a fee assessed to the assets in the fixed account when any of the above optional benefits are elected, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide will implement procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

These contracts are offered to customers of various financial institutions and brokerage firms.  The individual financial institution or brokerage firm may limit the availability of certain features or optional benefits in accordance with their internal policies.  No financial institution or brokerage firm is responsible for the guarantees under the contracts.  Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later contract years as they are in early contract years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.00% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is

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based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The variable account (not the contract owners) is the underlying mutual fund shareholder.  When the variable account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2006, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.65% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher

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contract and underlying mutual fund fees and charges have a direct effect on your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Standard Charges and Deductions

Variable Account Charge

Nationwide deducts a Variable Account Charge from the variable account.  This amount is computed on a daily basis and is equal to an annualized rate of 1.15% of the daily net assets of the variable account.  This fee compensates Nationwide for expenses incurred in the day to day business of distributing, issuing and maintaining annuity contracts.  If the Variable Account Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Contract Maintenance Charge

Nationwide deducts a Contract Maintenance Charge of $30 on each contract anniversary that occurs before annuitization and upon full surrender of the contract.  This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

If, on any contract anniversary (or on the date of a full surrender), the contract value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account, the fixed account and the Guaranteed Term Options based on the value in each option as compared to the total contract value.

Nationwide will not increase the Contract Maintenance Charge.  Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

Contingent Deferred Sales Charge

No sales charge deduction is made from purchase payments upon deposit into the contracts.  However, if any part of the contract is surrendered, Nationwide may deduct a CDSC.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

Some state jurisdictions require a lower CDSC schedule.  Please refer to your contract for state specific information.

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature (see "Spousal Protection Feature" on page 59).

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC; or

(2)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free withdrawal privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

Purchase payments surrendered under the CDSC-free withdrawal privilege are not, for purposes of other calculations under the contract, considered a surrender of purchase payments.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least 2 years;

(2)
upon payment of a death benefit.  However, additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the CDSC provisions of the contract (see "Spousal Protection Feature" on page 59);

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(3)	from any values which have been held under a contract for at least 7 years (4 years if the L Schedule Option is elected); or

(4)	if the contract owner elected the C Schedule Option.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC; and the difference between:

(a)	the contract value at the close of the day prior to the date of the withdrawal; and

(b)	the total purchase payments made to the contract(less an adjustment for amounts surrendered).

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years.  This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

The waiver of CDSC only applies to partial surrenders.  If the contract owner elects to surrender the contract in full, where permitted by state law, Nationwide will assess a CDSC on the entire amount surrendered.  For purposes of the CDSC free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a one-year period that deplete the entire contract value; or

•	any single surrender of 90% or more of the contract value.

Long-Term Care/Nursing Home and Terminal Illness Waiver

The contract includes a Long-Term Care/Nursing Home and Terminal Illness waiver at no additional charge.

Under this provision, no CDSC will be charged if:

(1)	the third contract anniversary has passed; and

(2)	the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3)	the contract owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

(4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide’s home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision.  If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)	the time the contract is surrendered;

(2)	annuitization; or

(3)	such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual

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fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	surrenders of annuity units to make annuity payments;

•	surrenders of accumulation units to pay the maximum annual Contract Maintenance Charge;

•	surrenders of accumulation units to pay a death benefit; or

•	transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

The charges associated with optional benefits are generally only assessed prior to annuitization.  However, the charges associated with the L Schedule Option and the C Schedule Option will be assessed both before and after annuitization.  Additionally, the charges associated with the Extra Value Options are assessed for the first 7 contract years.  Therefore, if a contract owner that elected an Extra Value Option annuitizes before the end of the 7th contract year, the charge for that option will continue to be assessed after annuitization until the end of the 7th contract year.

CDSC Options

L Schedule Option

For contracts issued prior to May 1, 2007, a contract owner may elect the L Schedule Option for an additional charge at an annualized rate of 0.25% of the daily net assets of the variable account.  For contracts issued on or after May 1, 2007, a contract owner may elect the L Schedule Option for an additional charge at an annualized rate of 0.50% of the daily net assets of the variable account.  Election of the L Schedule Option replaces the B Schedule CDSC schedule with a 4 year CDSC schedule.

The L Schedule Option CDSC schedule applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	6%
2	5%
3	4%
4	0%

Under this option, CDSC will not exceed 7% of purchase payments surrendered.  The charge associated with the L Schedule Option will be assessed for the life of the contract.  Nationwide may realize a profit from the charge assessed for this option.

C Schedule Option

For contracts issued prior to May 1, 2007, a contract owner may elect the C Schedule Option for an additional charge at an annualized rate of 0.30% of the daily net assets of the variable account, under which no CDSC will be assessed on surrenders from the contract.  For contracts issued on or after May 1, 2007, a contract owner may elect the C Schedule Option for an additional charge at an annualized rate of 0.55% of the daily net assets of the variable account, under which no CDSC will be assessed on surrenders from the contract..

Additionally, election of the C Schedule Option:

•	eliminates the Lifetime Income Option as an optional benefit;

•	eliminates the Capital Preservation Plus Lifetime Income Option as an optional benefit;

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•	eliminates the fixed account as an investment option under the contract;

•	eliminates Enhanced Fixed Account Dollar Cost Averaging as a contract owner service; and

•	makes the contract ineligible to receive Purchase Payment Credits that would otherwise be available under the contract.

The charge associated with the C Schedule Option will be assessed for the life of the contract.  Nationwide may realize a profit from the charge assessed for this option.

Death Benefit Options

For an additional charge, an applicant may elect one of four death benefit options, depending on when the contract is issued.  The charges associated with each option will be assessed until annuitization and will be assessed on variable account allocations only.

One-Year Enhanced Death Benefit II Option

Beginning May 1, 2004 (or a later date if state law requires), applicants with annuitants age 80 or younger at the time of application can elect the One-Year Enhanced Death Benefit II Option for an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1)
(a)           if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 55.

The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  Please see "Spousal Protection Feature" later in this prospectus.

One-Year Enhanced Death Benefit Option

For contracts issued prior to state approval of the One-Year Enhanced Death Benefit II Option, the applicant can elect the One-Year Enhanced Death Benefit Option.  Once state approval is received for the One-Year Enhanced Death Benefit II Option, this option is no longer available.  The One-Year Enhanced Death Benefit Option is the same as the One-Year Enhanced Death Benefit II Option except that this option has a lower price (0.10% of the daily net assets of the variable account) and there is no restriction on the annuitant's age.  Nationwide may realize a profit from the charge assessed for this option.

One-Month Enhanced Death Benefit Option

Beginning May 1, 2004 (or a later date if state law requires), applicants with annuitants age 75 or younger at the time of application can elect the One-Month Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1)
(a)           if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any monthly contract anniversary prior to the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 55.

The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  Please see "Spousal Protection Feature" later in this prospectus.

Combination Enhanced Death Benefit Option

For contracts issued prior to state approval of the One-Month Enhanced Death Benefit Option, applicants with annuitants age 80 or younger at the time of application can elect the Combination Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account.  Once state approval is received for the One-Month Enhanced Death Benefit Option, this option is no

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longer available.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will generally be the greatest of:

(1)
(a)           if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments , less an adjustment for amounts surrendered;

(3)
the highest contract value on any contract anniversary before the annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 55.

The Combination Enhanced Death Benefit also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  Please see "Spousal Protection Feature" later in this prospectus.

Beneficiary Protector II Option

For an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account, the contract owner may purchase the Beneficiary Protector II Option.  In addition, allocations to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.35%.  Nationwide may realize a profit from the charge assessed for this option.  The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

The Beneficiary Protector II Option provides that upon the death of the annuitant (and potentially, the co-annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit").  The amount of the benefit depends on the annuitant’s age at the time of application and, if applicable, the co-annuitant’s age at the time of the first annuitant’s death.

After the death of the last surviving annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:

(a)	terminate the contract; or

(b)	continue the contract, subject to any mandatory distribution rules.

Calculation of the First Benefit

The formula for determining the first benefit, which is paid upon the first annuitant’s death, is as follows:

Earnings Percentage x Adjusted Earnings.

If the annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%.  If the annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.

Adjusted Earnings = (a) – (b); where:

a =	the contract value on the date the death benefit is calculated and prior to any death benefit calculation; and

b =	purchase payments, proportionally adjusted for surrenders.

The adjustment for amounts surrendered will reduce purchase payments in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.

Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the annuitant’s death, proportionally adjusted for surrenders.

The benefit will either be paid in addition to the death benefit, or will be credited to the contract if there is a co-annuitant named to the contract.

If there is no co-annuitant named to the contract, the charge associated with the Beneficiary Protector II Option will be removed after the benefit is paid.

Calculation of the Second Benefit

If a co-annuitant is named under the contract, a second benefit will be paid upon the death of the co-annuitant if the co-annuitant is age 75 or younger at the date of the first annuitant’s death.  If the co-annuitant is older than age 75 at the date of the first annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.

The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated.  The formula for calculating the second benefit is as follows:

Earnings Percentage x Adjusted Earnings from the Date of the First Benefit

If the co-annuitant is age 70 or younger at the time of the first annuitant’s death, the Earnings Percentage will be 40%.  If the co-annuitant is age 71 through age 75 at the time of the first annuitant’s death, the Earnings Percentage will be 25%.

Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:

a =	contract value on the date the second death benefit is calculated (before the second death benefit is calculated);

b =	the contract value on the date the first benefit and the first death benefit were calculated (after the first benefit

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and the first death benefit were applied), proportionately adjusted for surrenders; and

c =	purchase payments made after the first benefit was applied, proportionately adjusted for surrenders.

The adjustment for amounts surrendered will reduce the beginning contract value and purchase payments in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.

Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the co-annuitant’s death, proportionally adjusted for surrenders.

After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.

How the Benefit is Allocated

Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.

Extra Value Options

Effective May 1, 2005, a contract owner or applicant can no longer elect an Extra Value Option.  Prior to May 1, 2005, for an additional charge, an applicant could have elected one of two Extra Value Options.

Applicants should be aware of the following with respect to an Extra Value Option:

(1)	Nationwide may make a profit from the Extra Value Option charge.

(2)
Because the Extra Value Option charge will be assessed against the entire contract value for the first 7 contract years, contract owners who anticipate making additional purchase payments after the first contract year (which will not receive the bonus credit but will be assessed the extra value charge) should carefully examine the Extra Value Option and consult their financial adviser regarding its desirability.

(3)
Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(4)	If the market declines during the period that the bonus credits are subject to recapture, the amount subject to recapture could decrease the amount of contract available for surrender.

(5)	The cost of the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

(6)
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected an Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

An extra value option may not be elected if the Capital Preservation Plus Lifetime Income Option is elected.

5% Extra Value Option

At an annualized rate of 0.70% of the daily net assets of the variable account, an applicant could have elected the 5% Extra Value Option.  In addition, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.70%.  After the end of the 7th contract year, Nationwide will discontinue assessing the charges associated with the 5% Extra Value Option and the amount credited under this option will be fully vested.

In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 5% of each purchase payment made to the contract.  This credit, which is funded from Nationwide’s general account, will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.  Credits applied under this option are considered earnings, not purchase payments.

3% Extra Value Option

At an annualized rate of 0.45% of the daily net assets of the variable account, an applicant could have elected the 3% Extra Value Option.  In addition, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.45%.  After the end of the 7th contract year, Nationwide will discontinue assessing the charges associated with the 3% Extra Value Option and the amount credited under this option will be fully vested.

In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract.  This credit, which is funded from Nationwide’s general account, will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.  Credits applied under this option are considered earnings, not purchase payments.

Recapture of Extra Value Option Credits

Nationwide will recapture amounts credited to the contract in connection with the Extra Value Option if:

(a)	the contract owner cancels the contract pursuant to the contractual free-look provisions;

(b)	the contract owner takes a full surrender before the end of the 7th contract year; or

(c)	the contract owner takes a partial surrender that is or would be subject to a CDSC under the B Schedule CDSC schedule before the end of the 7th contract year.

The amount of the Extra Value Credit recaptured under the circumstances listed above is determined based on a vesting

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schedule.  The longer a contract owner waits to surrender value from the contract, the smaller the amount of the credit that Nationwide will recapture.

Some states require a reduced recapture schedule.  Please refer to your contract for state specific information.

Contract owners should carefully consider the consequences of taking a surrender that subjects part or all of the credit to recapture.  If contract value decreases due to poor market performance, the recapture provisions could decrease the amount of contract value available for surrender.

Nationwide will not recapture credits under the Extra Value Options under the following circumstances:

(1)	If the withdrawal is not, or would not be, subject to a CDSC under the B Schedule CDSC schedule;

(2)	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	If the surrender occurs after the end of the 7th contract year.

Recapture Resulting from Exercising Free-Look Privilege

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract.  In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.

Recapture Resulting from a Full Surrender

For contracts with the 3% Extra Value Option, if the contract owner takes a full surrender of the contract before the end of the 7th contract year, Nationwide will recapture the entire amount credited to the contract under the option.

For contracts with the 5% Extra Value Option, if the contract owner takes a full surrender of contract before the end of the 7th contract year, Nationwide will recapture part or all of the amount credited to the contract under the option, according to the following vesting/recapture schedule:

Vesting and Recapture Schedule for
5% Extra Value Option
Contract Year	Credit Percentage Vested	Credit Percentage Subject to Recapture
1	0%	5% (or all of the credit)
2	0.25%	4.75% (or 95% of the credit)
3	1%	4% (or 80% of the credit)
4	1%	4% (or 80% of the credit)
5	1%	4% (or 80% of the credit)
6	1%	4% (or 80% of the credit)
7	1%	4% (or 80% of the credit)
8 and thereafter	5% (fully vested)	0%

For example, Ms. R, who elected the 5% Extra Value Option, makes a $100,000 initial deposit into her contract and receives a 5% credit of $5,000.  In contract year 4, Ms. R takes a full surrender.  For the recapture calculation, Nationwide will multiply the initial $100,000 by 4% (refer to the Vesting and Recapture Schedule for the 5% Extra Value Option) to get the portion of the original credit that Nationwide will recapture.  Thus, the amount of the original credit recaptured as a result of the full surrender is $4,000.

Recapture Resulting from a Partial Surrender

For contracts with the 3% Extra Value Option, if the contract owner takes a partial surrender before the end of the 7th contract year that is subject to CDSC (or would be subject to CDSC but for the election of a CDSC-reducing option), Nationwide will recapture a proportional part of the amount credited to the contract under the option.

For example, Mr. X, who elected the 3% Extra Value Option, makes a $100,000 initial deposit to his contract and receives a 3% credit of $3,000.  In contract year 2, Mr. X takes a $20,000 surrender.  Under the contract Mr. X is entitled to take 10% of purchase payments free of CDSC.  Thus, he can take ($100,000 x 10%) = $10,000 without incurring a CDSC.  That leaves $10,000 of the surrender subject to a CDSC.  For the recapture calculation, Nationwide will multiply that $10,000 by 3% to get the portion of the original credit that Nationwide will recapture.  Thus, the amount of the original credit recaptured as a result of the $20,000 partial surrender is $300.  The amount recaptured will be taken from the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion that purchase payments are allocated as of the surrender

For contracts with the 5% Extra Value Option, if the contract owner takes a partial surrender of contract before the end of the 7th contract year, Nationwide will recapture a proportional part of the amount credited to the contract under the option, depending on when the surrender is taken, according to the Vesting and Recapture Schedule for 5% Extra Value Option discussed in the "Recapture Resulting from a Full Surrender" provision.

Capital Preservation Plus Option

The Capital Preservation Plus ("CPP") Option provides a "return of principal" guarantee over an elected period of time  (3, 5, 7, or 10 years -- the "program period").  Contract value at the end of the CPP program period will be no less than contract value at the beginning of the period, regardless of market performance.  Note, however, that surrenders or contract maintenance charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1)	A Guaranteed Term Option corresponding to the length of the elected program period; and

(2)	Non-Guaranteed Term Option allocations, which consist of the fixed account and certain underlying mutual funds that are available under the program. This investment

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component is allocated according to contract owner instructions.

If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option, the current fixed account interest rate guarantee period will terminate.  If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

When the CPP Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of the two general components described above.  Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The CPP Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account.  This charge will be assessed against the GTOs through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the CPP Option will remain the same for the duration of the program period.  When the CPP program period ends or an elected CPP Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of the Capital Preservation Plus Option

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the CPP Option.  To do this, contract owners would have to determine how much of their contract value would need to be allocated to a GTO so that the amount at maturity (principal plus interest attributable to the GTO allocation) would approximate the original total investment.  The balance of the contract value would be available to be allocated among underlying mutual funds or the fixed account.  This represents an investment allocation strategy aimed at capital preservation.

Election of the CPP Option, however, generally permits a higher percentage of the contract value to be allocated outside of the Guaranteed Term Options among underlying mutual funds and/or the fixed account.  This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The CPP Option is available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option.  If available, the CPP Option may only be elected at the time of application.  The CPP Option may not be elected if the Capital Preservation Plus Lifetime Income Option or the Lifetime Income Option is elected.

Additionally, at the end of any CPP program period or after terminating a CPP Option, and if the CPP Option is still available in the applicable jurisdiction, the contract owner may elect to participate in a new CPP Option at the charges, rates and allocation percentages in effect at that point in time.  If the contract owner elects to participate in a new CPP Option, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Enhanced Capital Preservation Plus Option

From time to time, Nationwide may offer an enhanced version of the CPP Option.  The Enhanced CPP Option costs the same as the standard CPP Option and operates similarly.  The distinction between the two options is that the enhanced version provides contract owners with a larger Non-Guaranteed Term Option component than would be available under the standard CPP Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component.  For the list of investment options available under this benefit please see "Income Benefit Investment Options" later in this prospectus.  It is possible, under certain enhanced versions of the option, for a contract owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.

Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the CPP Option.

During the CPP program period, the following conditions apply:

•	If surrenders or contract maintenance charges are deducted from the contract subsequent to electing this option, the guarantee will be reduced proportionally.

•	Only one CPP Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	Enhanced Fixed Account Dollar Cost Averaging is not available as a contract owner service.

•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the GTOs may be added to the contract.

•
If, while the CPP Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated.  A market value adjustment may apply to

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amounts transferred from a GTO due to annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a GTO and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the CPP Option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the fixed account and/or the available underlying mutual funds.  The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the CPP program period elected by the contract owner.

Nationwide makes only certain underlying mutual funds available when a contract owner elects the Capital Preservation Plus Option.  Nationwide selected the available underlying mutual funds on the basis of certain risk factors associated with the underlying mutual fund's investment objective.  The underlying mutual funds not made available in conjunction with the Capital Preservation Plus Option were excluded on the basis of similar risk considerations.

Election of the CPP Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the list of available underlying mutual funds.  Allocations to underlying mutual funds other than those listed are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect CPP Option programs already in effect.

Surrenders During the CPP Program Period

If, during the CPP program period, the contract owner takes a partial surrender from the contract, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and GTOs.  The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the GTO.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from GTOs and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the CPP Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the CPP program period.

Transfers between the fixed account and the variable account, and among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.  During the CPP program period, transfers to underlying mutual funds that are not included in the CPP Option program are not permitted.

For those contracts that have elected an Enhanced CPP Option, transfers may be further limited during the program period.

Terminating the Capital Preservation Plus Option

Once elected, the CPP Option cannot be revoked, except as provided below.

If the contract owner elected a CPP program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the CPP Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a CPP program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the CPP Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the CPP Option as described above, the charges associated with the CPP Option will no longer be assessed, all guarantees associated with the CPP Option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the CPP Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the CPP program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount.  Amounts credited under the CPP Option are considered, for purposes of other benefits under this contract, earnings, not purchase payments.  If the contract owner does not elect to begin a new CPP Option program, the amount previously allocated to the GTO and any amounts credited under the guarantee will be allocated to the money market sub-account.

Election of the Capital Preservation Plus Lifetime Income Option

Beginning March 1, 2005 (or a later date if state law requires), at the end of any CPP program period or after terminating a CPP Option, the contract owner may elect to replace the CPP Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time.  Any such election must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Capital Preservation Plus Lifetime Income Option

The Capital Preservation Plus Lifetime Income Option is an extension of the CPP Option.  It provides the principal protection of the CPP Option, along with an additional benefit: the ability of the contract owner to receive a consistent lifetime income stream regardless of the actual value of their contract.

The CPP Lifetime Income Option is a two-phase option.  The

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first phase (the "preservation phase") is substantially the same as the CPP Option (see "Capital Preservation Plus Option").  Part of the contract value is allocated to a GTO and the remainder is allocated to available non-GTO investment options.  At the end of the CPP program period, if the contract value is less than the contract value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount.

Immediate Withdrawals

Contract owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually.  Election of this benefit changes some of the terms of the CPP Lifetime Income Option.  Refer to the "Immediate Withdrawal Benefit" subsection later in this provision.

The second phase of the CPP Lifetime Income Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base.  Thereafter, the contract owner may take surrenders from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual contract value.  This essentially provides the contract owner with an available lifetime stream of income.  Note, however, that this lifetime income stream is distinct from the annuitization phase of the contract.

In short, the preservation phase gives the contract owner the assurance of a principal guarantee and the withdrawal phase gives the contract owner the opportunity for a consistent lifetime income stream.  The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.

Charges

The CPP Lifetime Income Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the daily net assets of the variable account.  Additionally, rates credited to the Guaranteed Term Option will be reduced by an amount not to exceed 1.00%.  Currently, the charge associated with the CPP Lifetime Income Option is 0.60% of the daily net assets of the variable account and a 0.60% reduction in the Guaranteed Term Option crediting rate.  Nationwide may realize a profit from the charge assessed for this option.  All charges associated with the CPP Lifetime Income Option will be assessed until annuitization and the charge will remain the same (unless the contract owner elects a new CPP program or invokes the reset opportunity, discussed herein).

Availability

For contracts issued prior to May 1, 2007, the Capital Preservation Plus Lifetime Income Option may be elected within 60 days after the contract is issued.  For contracts issued on or after May 1, 2007, the Capital Preservation Plus Lifetime Income Option may only be elected at the time of application.  The person's life upon which the benefit depends (the "determining life") must be age 35 or older at the time of election.  For most contracts, the determining life is that of the primary contract owner.  For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the primary annuitant, and all references in this option to "contract owner" shall mean primary annuitant.  The CPP Lifetime Income Option is not available if any of the following optional benefits are elected: C Schedule Option, Lifetime Income Option, or the CPP Option.  Additionally, the CPP Lifetime Income Option may not be revoked or terminated except as described herein.

The CPP Lifetime Income Option may also be elected by contract owners who previously elected the CPP Option.  Thus, the contract owner would be switching from the CPP Option to the CPP Lifetime Income Option.  Any such election to switch must occur at the end of a CPP program period or after terminating a CPP Option as described in the "Capital Preservation Plus Option" provision.  The newly elected CPP Lifetime Income Option will be added to the contract at the charges, rates and allocation percentages in effect at that point in time and the old CPP Option will be removed (including the charge).  Any election to switch from the CPP Option to the CPP Lifetime Income Option and complete instructions must be received by Nationwide within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Enhanced Capital Preservation Plus Lifetime Income Option
From time to time, Nationwide may offer an enhanced version of the CPP Lifetime Income Option.  The Enhanced CPP Lifetime Income Option costs the same as the standard CPP Lifetime Income Option and operates similarly.  The distinction between the two options lies in the preservation phase of the option.  During the preservation phase of the Enhanced CPP Lifetime Income Option, contract owners will have a larger Non-GTO component than would be available during the preservation phase of the standard CPP Lifetime Income Option.  In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the Non-GTO component.  For the list of investment options available under this benefit please see “Income Benefit Investment Options” later in this prospectus.  It is possible, under certain enhanced versions of the option, for a contract owner to have 100% of their investment allocated to the Non-GTO component during the preservation phase.  Any Enhanced CPP Lifetime Income Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time.

Preservation Phase of the CPP Lifetime Income Option

The first phase of the CPP Lifetime Income Option, the preservation phase, is similar to the CPP Option.  It enables the contract owner to allocate part of his/her contract value to the fixed account and/or certain underlying mutual funds in order to benefit from possible market appreciation, while preserving a return of principal guarantee.  The preservation phase of the CPP Lifetime Income Option generally operates the same as the CPP Option.

•
All of the terms and conditions associated with the CPP Option also apply to the preservation phase of the CPP Lifetime Income Option except that contract owners may not terminate the CPP Lifetime Income Option prior to the end of the CPP program period (see "Terminating the Capital Preservation Plus Option").

•	Market conditions determine the availability and allocation percentages of the various CPP program periods.

•	Surrenders or contract maintenance charges that are deducted from the contract during the preservation phase

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will reduce the value of the guarantee proportionally.

•	If at the end of any CPP program period the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount.

•	Amounts credited to fulfill the principal guarantee are considered, for purposes of other benefits under this contract, earnings, not purchase payments.

During the preservation phase, for purposes of this option, Nationwide will consider a change in contract owner as a death of contract owner.

Options at the End of the Preservation Phase

Approximately 90 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the contract owner.  The communication will inform the contract owner of his/her options relating to the CPP Lifetime Income Option and will instruct him/her to elect how the contract should continue.  The contract owner must elect to: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option.  The contract owner's election is irrevocable.  Each of the options is discussed more thoroughly below.

Remaining in the preservation phase of the CPP Lifetime Income Option.  After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to remain in the preservation phase of the CPP Lifetime Income Option by beginning a new CPP program.  If the contract owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the contract value as of the beginning of that CPP program period.  The charge, from that point forward, will be the then current charge for the CPP Lifetime Income Option.

Moving into the withdrawal phase of the CPP Lifetime Income Option.  After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to begin the withdrawal phase of the CPP Lifetime Income Option (see "Withdrawal Phase of the CPP Lifetime Income Option" below).  During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program.

Terminating the CPP Lifetime Income Option.  After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to terminate the CPP Lifetime Income Option.  Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed.  The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the contract value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market sub-account.

If Nationwide does not receive the contract owner's instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the contract owner intends to terminate the CPP Lifetime Income Option.

Withdrawal Phase of the CPP Lifetime Income Option

Upon electing to begin the withdrawal phase, the contract owner must instruct Nationwide  how to allocate their contract value among a select group of investment options.  A list of the investment options available during the withdrawal phase will be included in the election notice.  The contract owner may reallocate only among the limited investment options for the remainder of the withdrawal phase.

During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in contract owner (unless the change would result in using the same determining life).

At the beginning of the withdrawal phase of the CPP Lifetime Income Option, Nationwide will determine the lifetime withdrawal base, which is equal to the contract value as of the end of the CPP program period (including any amounts credited under the principal guarantee).

At any point in the withdrawal phase, the contract owner may begin taking the lifetime income stream by requesting a surrender from the contract.  All surrenders taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the surrender request.

At the time the first surrender is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount."  The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding lifetime withdrawal percentage in the chart that follows.

Age of determining life:	Lifetime withdrawal percentage:
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%

The lifetime withdrawal percentage is based on the age of the determining life as of the date of the first surrender during the withdrawal phase and will not change, except as described in the "Lifetime Withdrawal Base Reset Opportunity."

Thereafter, on each anniversary of the beginning of the withdrawal phase, the contract owner is entitled to surrender an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base.  The contract owner may continue to take annual surrenders that do not exceed the lifetime withdrawal amount until the earlier of the contract owner's death or annuitization regardless of the actual value of the contract.  Thus, it is possible for the contract owner to take annual surrenders equal to the lifetime withdrawal amount after the contract value is zero.  After the contract value falls to zero, the contract owner can continue to take annual surrenders of no more than the lifetime withdrawal amount.  Surrender requests may be submitted systematically or directly by the contract owner.

Although surrenders of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the contract value and death benefit, and are subject to the CDSC provisions of the contract.  Lifetime withdrawal amounts not surrendered in a given year are forfeited and may not be claimed in subsequent years.

Contract owners are permitted to take surrenders in excess of the lifetime withdrawal amount (provided that the contract value is greater than zero).  However, to the extent that a surrender exceeds that year's lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years.  The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the contract value (after it is reduced by the lifetime withdrawal amount).  Once the contract value falls to zero, the contract owner is no longer permitted to take surrenders in excess of the lifetime withdrawal amount.

Surrenders taken before the contract owner is age 59½ may be subject to additional tax penalties.

Required Minimum Distribution Privilege

If you surrender an amount greater than your benefit amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, we will not reduce your income benefit base.  Nationwide reserves the right to modify or eliminate this required minimum distribution privilege.

We will notify you if we discontinue or eliminate the required minimum distribution privilege.

Lifetime Withdrawal Base Reset Opportunity

On each 5-year anniversary of the beginning of the withdrawal phase, if the contract value exceeds the lifetime withdrawal base, the contract owner will have the opportunity to instruct Nationwide to reset the lifetime withdrawal base to equal the current contract value.

Nationwide will provide the contract owner with advance notice of any reset opportunity and will provide the contract value information necessary for the contract owner to decide whether or not to invoke the reset opportunity.  If Nationwide does not receive and record a contract owner's election to reset the lifetime withdrawal base by the date stipulated in the notice, Nationwide will assume that the contract owner does not wish to reset the lifetime withdrawal base.

If the contract owner chooses to reset the lifetime withdrawal base, the following terms and conditions will apply:

•	The contract owner will be assessed the charge for the CPP Lifetime Income Option that is in effect as of the date of the election to reset the lifetime withdrawal base.

•	The lifetime withdrawal percentages that are in effect as of the date of the election to reset the lifetime withdrawal base will apply.

•	The lifetime withdrawal percentage applicable to the contract will continue to be based on the age of the determining life as of the date of the first surrender during the withdrawal phase.

Nationwide reserves the right to limit the number of reset opportunities to one.

Annuitization and the CPP Lifetime Income Option

Election of the CPP Lifetime Income Option does not restrict the contract owner's right to annuitize the contract.

If the contract owner elects to annuitize during the preservation phase, the contract owner must transfer the entire GTO allocation to another investment option (GTOs are not available during annuitization), and the transfer may result in a market value adjustment.  All guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable.  The amount to be annuitized will be the contract value after any market value adjustment has been applied.

If the contract owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable.  The amount to be annuitized will be the contract value.  Since surrenders from the contract during the withdrawal phase of the option reduce the contract value, and consequently, the amount to be annuitized, the contract owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPP Lifetime Income Option.

Succession of Rights and Termination of the CPP Lifetime Income Option

The following events will trigger an automatic termination of the CPP Lifetime Income Option:

•	a full surrender of the contract;

•	a full surrender of the death benefit proceeds; or

•	an election to annuitize the contract.

If any of the events listed above occur, the CPP Lifetime Income Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.

The death of the determining life has complex consequences that are unique to the CPP Lifetime Income Option.  For specific information about rights of succession, please consult with your registered representative or call Nationwide’s service center.

Immediate Withdrawal Benefit

During the preservation phase of the CPP Lifetime Income Option, the contract owner can invoke the immediate withdrawal benefit.  This benefit permits the contract owner to take immediate withdrawals of up to 6% annually of the guaranteed amount until the benefit is exhausted.  The benefit may only be invoked during the preservation phase, specifically during the current CPP program period, but once it is invoked, withdrawals will be permitted both during the current CPP program period and after its maturity date, until the guaranteed amount is exhausted.  After the benefit is invoked, the contract owner's current CPP program period will remain in effect until its regular maturity date.  The CPP

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program period's ending does not automatically terminate the option.  However, the contract owner will receive notice that the contract value must be reallocated in order to continue the option (see “Options at the end of the CPP Program Period” later in this subsection).  As long as the contract owner reallocates the contract value upon the maturity of the current CPP program period, the contract owner will remain in the preservation phase of the option (subject to the limitations herein) and continue to receive immediate withdrawals for the duration of the option.  The investment options available upon the maturity of the CPP program period will be limited and may not include GTO options.

Invoking the immediate withdrawal benefit changes some of the conditions associated with the CPP Lifetime Income option, as indicated below:

•
Invoking the immediate withdrawal benefit changes the nature of the guarantee associated with the preservation phase.  Nationwide will not credit an amount to the contract so that the contract value equals the guaranteed amount at the end of the applicable CPP program period.  Instead, the CPP guarantee amount (as determined on the day the benefit is invoked) becomes the basis for determining the amount of the withdrawals permitted under the immediate withdrawal benefit.  This amount is referred to as the "immediate withdrawal base" and is guaranteed not to change as long as the option is not terminated or total annual withdrawals do not exceed the 6% limit (see "Determining the Immediate Withdrawal Base" and "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals" later in this subsection).

•
For purposes of the immediate withdrawal benefit, the CPP program period (during which the benefit is invoked) will remain in effect until its regular maturity date.  At the CPP program period's end, the contract owner will not be permitted to begin a new CPP program period.  Instead, the contract owner will be required to reallocate the contract value into certain limited investment options.  The contract owner will lose the value of remaining withdrawals if the contract value is not reallocated (see "Options at the End of the CPP Program Period").

•
The contract owner will remain in the preservation phase for the duration of the CPP Lifetime Income option once the immediate withdrawal benefit is invoked.  The contract owner will not be permitted to enter the lifetime withdrawal phase of the option.

•
The "Succession of Rights and Termination of the CPP Lifetime Income Option" provision no longer applies once the immediate withdrawal benefit is invoked (see instead, "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals" in this subsection).

•	Immediate withdrawals in excess of 6% annually will reduce the value of future immediate withdrawals (see "Impact of Withdrawals in Excess of 6%" later in this subsection).

•	No additional purchase payments are permitted once the immediate withdrawal benefit is invoked.

•	The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in one contract year cannot be carried over to the following contract year.

•
Nationwide may discontinue offering the immediate withdrawal benefit.  If the benefit is discontinued, contract owners who have elected the CPP Lifetime Income Option will be permitted to invoke the benefit (subject to the conditions herein).

Immediate withdrawals are subject to the applicable CDSC provisions of the contract.  If taken prior to age 59½, the withdrawals could incur a penalty tax.  Minimum required distributions could cause annual withdrawals to exceed 6% (see "Impact of an Immediate Withdrawal (within the 6% limit)" in this subsection).

Invoking the Immediate Withdrawal Benefit.  A contract owner wishing to take an immediate withdrawal must affirmatively elect to invoke the benefit using a form approved by Nationwide.  Upon receipt of this affirmative election, Nationwide will determine the immediate withdrawal base.  Note:  A surrender request alone will not initiate the immediate withdrawal benefit, but will, instead, be treated as an ordinary surrender under the contract.

In addition, since the contract owner may only invoke the benefit during the preservation phase of the option, the CPP program period that is in effect at the time of the election will continue in effect until the program period ends.  In other words, invoking the immediate withdrawal benefit does not have any affect on the current CPP program period.

Options at the End of the CPP Program Period

For purposes of the immediate withdrawal benefit, the CPP program period (during which the benefit is invoked) will remain in effect until its regular maturity date.  The CPP program period is chosen by the contract owner and generally corresponds to the duration of any GTO option chosen by the contract owner.  Upon the CPP program period end, the contract owner will have two options:

•	reallocate the contract value among the limited available investment options; or

•	let the CPP Lifetime Income Option terminate.

Nationwide will communicate the ensuing CPP program period end to the contract owner approximately 90 days before the end of the period.  An additional notice will be sent (approximately 60 days before the periods end) that will include a list of the limited investment options available.  The contract owner must reallocate the contract value, including amounts allocated to the GTO, among the limited investment options available in order to continue receiving immediate withdrawals under the benefit.  If Nationwide does not receive the contract owner’s instructions prior to the end of the program period, Nationwide will assume that the contract owner intends to terminate the CPP Lifetime Income Option.  Note:  If the option is terminated, the contract owner will lose the value of the remaining immediate withdrawal base, i.e., lose any remaining payments (see "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals").

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Determining the Immediate Withdrawal Base

The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the contract owner can withdraw under the benefit.  The immediate withdrawal base will be equal to the CPP guarantee amount (as determined on the day the benefit is invoked).  The immediate withdrawal base will not change unless the contract owner takes withdrawals in excess of 6% each year (i.e., the total amount of withdrawals in one year may not exceed 6% of the immediate withdrawal base).

For example, if the contract owner's initial investment at the beginning of the CPP program period was $100,000, assuming no surrenders are made during the CPP program period, the CPP guarantee amount at the end of the CPP program period will be $100,000.  If the contract owner invokes the immediate withdrawal benefit, the immediate withdrawal base becomes the CPP guarantee amount (i.e., $100,000).  The contract value will not be credited with any CPP guarantee amount at the end of the program period.

Taking an Immediate Withdrawal.  After the affirmative election to invoke the benefit has been made and received in good order by Nationwide, in order to take an immediate withdrawal, the contract owner must submit a surrender request to Nationwide.  Nationwide will process the request based upon the election of the withdrawal benefit.  Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and GTO when an immediate withdrawal is requested.  The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request.  Immediate withdrawals cannot be taken exclusively from the GTO. Amounts surrendered from the GTO could incur a market value adjustment.  Market value adjustments are applied to the contract value and not the amount of the withdrawal request.  Contract owners can request that accumulation units not be surrendered from the GTO in order to avoid application of a market value adjustment.  Please refer to the GTO prospectus for examples of how market value adjustments are calculated.

Impact of Immediate Withdrawals (within the 6% limit).  The impact of an immediate withdrawal on the contract will depend on the immediate withdrawal base, the remaining immediate withdrawal base, and the amount of the gross surrender request.  Annual gross surrenders include required minimum distributions pursuant to the Internal Revenue Code and any applicable CDSC.

Remaining Immediate Withdrawal Base

The amount available or remaining for withdrawal under the benefit is referred to as the "remaining immediate withdrawal base."  This figure is used to track how much the contract owner has withdrawn and how much the contract owner has left to withdraw.

For example assume the following:

Immediate Withdrawal Base = $100,000
Contract Value = $31,000
Remaining Immediate Withdrawal Base = $56,000
Gross Surrender Request = $6,000

In the above example, the contract owner has already taken immediate withdrawals that have reduced the remaining immediate withdrawal base to $56,000.  Contract value also includes any market value adjustments.  The impact of the gross surrender request is:

Immediate Withdrawal Base = $100,000
Contract Value = $25,000
Remaining Immediate Withdrawal Base = $50,000

Impact of Withdrawals in Excess of 6%. Withdrawals in excess of 6% will reduce the immediate withdrawal base (based on the formula described below), thereby reducing the amount of future immediate withdrawals available under the benefit.  This reduction could be significant.  Therefore, requesting surrenders in excess of 6% should be carefully considered.

The reduction to the immediate withdrawal base will be the greater of (i) the dollar amount of the surrender in excess of the 6% withdrawal or (ii) a proportionate reduction based on the ratio of the dollar amount of the excess surrender to the contract value (already adjusted for any applicable market value adjustment and the amount of the surrender request up to 6%) multiplied by the immediate withdrawal base.  The remaining immediate withdrawal base will also be reduced by this same amount.

For example:

Immediate Withdrawal Base = $100,000
Contract Value = $31,000
Remaining Immediate Withdrawal Base = $56,000
Gross Surrender Request = $11,000

The impact of the full surrender request will be calculated in two steps:

1)	The impact of the request up to 6% would be (6% of $100,000 = $6,000):

Permissible 6% Withdrawal = $6,000
Immediate Withdrawal Base = $100,000
Contract Value = $25,000
Remaining Immediate Withdrawal Base = $50,000

and

2)	Because the total request exceeded the allowable 6% by $5,000 ($11,000 - $6,000 = $5,000), the proportionate reduction (described above) is applied as follows:

5,000/25,000*100,000 = $20,000.

Therefore, the full impact of the request on the contract would be:

Immediate Withdrawal Base = $80,000
Contract Value = $20,000
Remaining Immediate Withdrawal Base = $30,000

The contract value is reduced by the dollar amount of the excess surrender request ($5,000).

Surrenders in excess of 6% will not be permitted if contract value is zero.

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Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges" earlier in this prospectus).  Application of a CDSC could result in the gross surrender being greater than 6%.  For example, the amount of the surrender request plus the applicable CDSC could exceed the 6% limit.  If applicable, contract owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount.  In either case, the gross amount of the surrender (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the 6% limit.  A reduction to the immediate withdrawal base will be applied as described in the "Impact of Withdrawals in Excess of 6%" provision if the gross surrender exceeds the 6% limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus).  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual surrenders greater than the 6% limit permitted by this benefit (i.e., 6% of the immediate withdrawal base).  In such case, the reduction described in the "Impact of Withdrawals in Excess of 6%" provision will apply.

Minimum Required Distributions

Withdrawals taken pursuant to minimum required distribution rules under the Internal Revenue Code could also cause gross surrender requests to exceed 6% annually if the rules require a distribution greater than the 6% limit be distributed from the contract.  The reduction to the immediate withdrawal base will be applied as described in the "Impact of Withdrawals in Excess of 6%" provision if distributions result in gross surrenders in excess of 6% annually.

How long will the immediate withdrawals last?  A contract owner can continue to take immediate withdrawals as long as there is remaining immediate withdrawal base value.  The number of years will depend on the amount and frequency of the withdrawals taken.  For example, it would take approximately 16 and 2/3 years for a $100,000 remaining immediate withdrawal base to be exhausted if immediate withdrawals did not exceed 6% annually.

Immediate withdrawals that do not exceed 6% annually reduce the remaining immediate withdrawal base by the dollar amount of each immediate withdrawal until the base reaches zero.  Once the remaining immediate withdrawal base reaches zero, the immediate withdrawal benefit is exhausted.

What happens if there is Contract Value but the Remaining Immediate Withdrawal Base is Zero?  If there is contract value left after the remaining immediate withdrawal base is exhausted, the contract owner can no longer take withdrawals under the immediate withdrawal benefit.  Surrenders can still be taken subject to the CDSC provisions of the contract.  The charge associated with the CPP Lifetime Income option will continue to be assessed until the contract is terminated or annuitized.

What happens if the Contract Value is Zero, but there is Remaining Immediate Withdrawal Base Value?  If contract value reaches zero before the remaining immediate withdrawal base is zero, Nationwide will continue to pay the contract owner 6% of the immediate withdrawal base each contract year until the remaining immediate withdrawal base is zero.  Additionally, if the contract owner has invoked the benefit but has not requested regular or systematic withdrawals, Nationwide will automatically begin paying the contract owner the value of 6% of the current immediate withdrawal base until the remaining immediate withdrawal base is zero.  Once the remaining immediate withdrawal base reaches zero, the contract will automatically terminate.

Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals

The CPP Lifetime Income Option can be terminated at the end of a CPP program period.  Note: Termination of the option will cause the contract owner to lose any remaining immediate withdrawal base value, i.e., lose any remaining payments.

The option will automatically terminate if, at the end of the CPP program period during which the immediate withdrawal benefit is invoked, the contract owner does not instruct Nationwide how to reallocate the contract value (see, "Options at the End of the CPP Program Period").  Such automatic termination of the option will result in the contract owner losing any remaining immediate withdrawal base value.

If terminated, the contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the contract value previously allocated to the GTO will be allocated to the money market sub-account.  Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option will be removed.

Some contract events will trigger an automatic termination of 7the CPP Lifetime Income option, including:
•	A full surrender of the contract value;
•	A full surrender of the death benefit proceeds; or
•	An election to annuitize the contract (see, "Annuitization and the CPP Lifetime Income Option" in the "Capital Preservation Plus Lifetime Income Option" provision).

Automatic termination of the option will result in the contract owner losing any remaining immediate withdrawal base value.

Succession of Rights and the Immediate Withdrawal Benefit

Any remaining immediate withdrawal base value is guaranteed for as long as the CPP Lifetime Income Option is in force.  If by the terms of the contract the death of the contract owner results in the contract being continued, i.e. does not result in a full surrender of the death benefit proceeds, the CPP Lifetime Income Option will continue in force with the immediate withdrawal benefit invoked.  The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the contract owner's death, i.e., the new owner will continue receiving withdrawals until the remaining immediate

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withdrawal base is zero.  If death of the contract owner occurs during the CPP program period, the new contract owner will be required to reallocate the contract value no sooner than the expiration of the corresponding GTO, in order to continue to receive the withdrawals and retain the benefit.

If the death of the contract owner results in the CPP Lifetime Income Option being terminated, the termination will result in the loss of any remaining immediate withdrawal base value.

Taxation of Surrenders under the CPP Lifetime Income Option

While the tax treatment for surrenders for benefits such as CPP Lifetime Income Option are not clear under federal tax law, Nationwide currently treats these surrenders as taxable to the extent that the cash value of the contract exceeds the contract owner’s investment at the time of the surrender.  Please consult a qualified tax advisor.

Lifetime Income Option

The Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the contract value is zero.  The person’s life upon which the benefit depends (the “determining life”) must be between 45 and 85 years old at the time the Lifetime Income Option is elected.  For most contracts, the determining life is that of the primary contract owner.  For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the primary annuitant, and all references in this option to “contract owner” shall mean primary annuitant.  The determining life may not be changed.

For contracts issued prior to May 1, 2007, the Lifetime Income Option may be elected at any time.  For contracts issued on or after May 1, 2007, the Lifetime Income Option may only be elected at the time of application.  This option may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: C Schedule Option, Capital Preservation Plus Option, or the Capital Preservation Plus Lifetime Income Option.  Once this option is elected, the contract owner may not participate in any of the dollar cost averaging programs otherwise available under the contract.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.00% of the current income benefit base.  For contracts issued on or after September 1, 2007, the charge associated with this option is 0.70% of the current income benefit base.  For contracts prior to September 1, 2007, the charge associated with this option is 0.60% of the current income benefit base.  (Once the option is elected, the charge percentage will not change, except, possibly, upon the contract owner’s election to reset the benefit base, as discussed herein.)  The charge will be assessed on each anniversary of the date the Lifetime Income Option was added to the contract (the “L.Inc anniversary”) and will be deducted via redemption of accumulation units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation units will be redeemed proportionally from each sub-account in which the contract owner is invested at the time the charge is taken.  Amounts redeemed as the Lifetime Income Option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

Election of the Lifetime Income Option requires that the contract owner, from that point forward (until annuitization), allocate the entire contract value to a limited set of investment options currently available in the contract.  For the list of investment options available under this benefit please see “Income Benefit Investment Options” later in this prospectus.  Allocation to a GTO and/or the fixed account is not permitted.  The contract owner may reallocate the contract value among the limited set of investment options in accordance with the “Transfers Prior to Annuitization” provision.  Once this option is elected, contract loans are unavailable.

Currently, subsequent purchase payments are permitted under the Lifetime Income Option as long as the contract value is greater than zero.  There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs Nationwide may exercise its right to refuse subsequent purchase payments.  If Nationwide exercises this right to refuse a purchase payment the contract owner will be notified and the purchase payment will be returned.

Determination of the Income Benefit Base Prior to the First Surrender

At the time the Lifetime Income Option is added to the contract, the original income benefit base is equal to the contract value.  For the first 10 years after the Lifetime Income Option is elected (provided no surrenders are taken from the contract), the income benefit base will equal the greater of:

(1)	the highest contract value on any L.Inc anniversary plus purchase payments submitted and credits applied after that L.Inc anniversary; or

(2)	the sum of the following (the “simple interest calculation”):

(a)
the original income benefit base, 7% of the original income benefit base for each attained L.Inc anniversary for contracts issued on or after September 1, 2007, or 5% of the original income benefit base for each attained L.Inc anniversary for contracts issued prior to September 1, 2007; and

(b)
purchase payments submitted and credits applied after the Lifetime Income Option is elected, plus 7% of such purchase payments or credits for each attained L.Inc anniversary after the first plus a prorated amount based upon the number of days from the date of such purchase payment or credit to its first L.Inc anniversary for  contracts issued on or after September 1, 2007, or 5% of such purchase payments or credits for each attained L.Inc anniversary after the first plus a prorated amount based upon the number of days from the date of such purchase payment

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or credit to its first L.Inc anniversary for  contracts issued prior to September 1, 2007.

After the 10th L.Inc anniversary (provided no surrenders are taken from the contract), the income benefit base will equal the greater of:

(1)	the highest contract value on any L.Inc anniversary plus purchase payments submitted and credits applied after that L.Inc anniversary; or

(2)	the simple interest calculation calculated on the 10th L.Inc anniversary plus any purchase payments submitted and credits applied after the 10th L.Inc anniversary.

However, if at any time prior to the first surrender the contract value equals zero, no further income benefit base calculations will be made.  The income benefit base will be set equal to the income benefit base calculated on the most recent L.Inc anniversary, and the annual benefit amount will be based on that income benefit base.

Lifetime Income Surrenders

At any time after the Lifetime Income Option is elected, the contract owner may begin taking the lifetime income benefit by taking a surrender from the contract.  Nationwide will surrender accumulation units proportionally from the sub-accounts as of the date of the surrender request.  As with any surrender, lifetime income surrenders reduce the contract value and consequently, the amount available for annuitization.

At the time of the first surrender, the income benefit base is locked in and will not change unless the contract owner takes excess surrenders, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first surrender from the contract will increase the income benefit base by the amount of the purchase payment.

Simultaneously, the lifetime income percentage is determined based on the age of the contract owner as indicated in the following table:

Contract Owner’s Age (at time of first surrender)	Lifetime Income Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

At the time of the first surrender and on each L.Inc anniversary thereafter, the lifetime income percentage is multiplied by the income benefit base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be surrendered from the contract before the next L.Inc anniversary without reducing the income benefit base.  The ability to surrender the current benefit amount will continue until the earlier of the contract owner’s death or annuitization.

Although surrenders up to the benefit amount do not reduce the lifetime benefit base, they do reduce the contract value and the death benefit, and are subject to the CDSC provisions of the contract.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges" earlier in this prospectus).  Application of a CDSC could result in the grosssurrender being greater than the Lifetime Income Percentage limit.  For example, the amount of the surrender request plus the applicable CDSC could exceed the Lifetime Income Percentage limit.  If applicable, contract owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount.  In either case, the gross amount of the surrender (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the Lifetime Income Percentage limit.  A reduction to the income benefit base will be applied as described in the "Impact of Withdrawals in Excess of the Lifetime Income Percentage Limit" provision if the gross surrender exceeds the Lifetime Income Percentage limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus).  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual surrenders greater than the Lifetime Income Percentage limit permitted by this benefit.  In such case, the reduction described in the "Impact of Withdrawals in Excess of the Lifetime Income Percentage Limit" provision will apply.

Impact of Withdrawals in Excess of the Lifetime Income Percentage Limit

The contract owner is permitted to surrender contract value in excess of that year’s benefit amount provided that the contract value is greater than zero.  Surrenders in excess of the benefit amount will reduce the income benefit base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess surrenders, the income benefit base will be reduced by the greater of:

(1)	the dollar amount of the surrender in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess surrender to the contract value (which has been reduced by the amount of the benefit amount surrendered), multiplied by the income benefit base.

In situations where the contract value exceeds the current income benefit base, excess surrenders will typically result in a dollar amount reduction to the income benefit base.  In situations where the contract value is less than the current income benefit base, excess surrenders will typically result in a proportional reduction to the income benefit base.

Currently, Nationwide allows for an “RMD privilege” whereby Nationwide permits a contract owner to surrender contract value in excess of the benefit amount without reducing the income benefit base if such excess surrender is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to IRA contract types owned by non-

33

spousal beneficial owners.  In order to qualify for the RMD privilege, the contract owner must participate in Nationwide’s required minimum distribution program.  Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance.

Once the contract value falls to zero, the contract owner is no longer permitted to submit additional purchase payments or take surrenders in excess of the benefit amount.

Reset Opportunities

For contracts issued on or after September 1, 2007, if the terms and conditions of the Lifetime Income Option have not changed and the contract value exceeds the income benefit base on a L.Inc anniversary, Nationwide will automatically reset the income benefit base.  If the terms and conditions of Lifetime Income Option have changed, Nationwide will provide the contract owner with the contract value and income benefit base information and will provide instructions on how to communicate an election to reset the benefit base.  If the contract owner elects to reset the income benefit base, it will be at the then current terms and conditions of the option.  If Nationwide does not receive a contract owner’s election to reset the income benefit base within 60 days after the L.Inc anniversary, Nationwide will assume that the contract owner does not wish to reset the income benefit base.

For contracts issued before September 1, 2007, Nationwide permits contract owners to elect to automatically reset the income benefit base on each L.Inc anniversary after the first surrender from the contract.  For those who do not elect to automatically reset their income benefit base, if the contract value exceeds the income benefit base, the contract owner will have the opportunity to instruct Nationwide to reset the income benefit base to equal the current contract value.  Nationwide will provide the contract owner with the contract value and income benefit base information and will provide instructions on how to communicate an election to reset the benefit base.  If the contract owner elects to reset the income benefit base, it will be at the then current terms and conditions of the option.  If Nationwide does not receive a contract owner’s election to reset the income benefit base within 60 days after the L.Inc anniversary, Nationwide will assume that the contract owner does not wish to reset the income benefit base.

A contract owner’s election to automatically reset the income benefit base or the automatic reset provisions included in contracts issued on or after September 1, 2007 will cease anytime the terms and conditions of the Lifetime Income Option changes.  Nationwide will notify the contract owner anytime the terms and conditions of the Lifetime Income Option changes and will provide the contract owner with an opportunity to confirm whether to reset the income benefit base under the updated Lifetime Income Option charge.  If the contract owner does not elect to reset the income benefit base within 60 days after the L.Inc anniversary date, the income benefit base and Lifetime Income Option charges will not change.  Contract owners may cancel the election to automatically reset the income benefit base at any time.  Nationwide reserves the right to modify or cancel the contract owners’ ability to automatically reset the income benefit base.

Lump Sum Settlement Options for the Lifetime Income Option

If contract value is zero and the income benefit base is greater than zero Nationwide will notify the contract owner of the following three options:

1)	The contract owner can continue to take withdrawals equal to the Lifetime Income Percentage until the death of the contract owner;

2)	The contract owner may elect the Age Based lump sum settlement option described below; or

3)	The contract owner may elect the Underwritten lump sum settlement option as described below.

The contract owner will have 60 days from the date of Nationwide’s notification letter to make an election.  Once the contract owner makes an election the election is irrevocable.  If the contract owner does not make an election within the 60 days Nationwide will assume that the contract owner desires to continue take withdrawals under the Lifetime Income Option.

Age Based Lump Sum Settlement Option for the Lifetime Income Option

Instead of continuing to take withdrawals under Lifetime Income Option after the contract value falls to zero and the benefit base is greater than zero, Nationwide permits a contract owner to take an Age Based lump sum settlement equal to the contract owner’s current benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner’s Age	Annual Benefit Mutiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the Spousal Continuation Benefit and both spouses are alive on the date this option is elected Nationwide will use the age of the younger contract owner minus three years to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option for the Lifetime Income Option

Nationwide also makes an Underwritten lump sum settlement option available to contract owners after the contract value falls to zero and the benefit base is greater than zero.  The Underwritten lump sum settlement amount shall be based upon the attained age, sex, and health information provided by the contract owner on a Nationwide form attested to by a certified physician chosen by the contract owner. The Underwritten lump sum settlement option will generally pay a larger amount than the Age Based lump sum settlement option when a contract owner is healthier than the normal population. Regardless of age or health, the Underwritten lump sum

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settlement amount will never be less than the Lump Sum Settlement Option amounts shown in the chart above.

Termination of Benefit

Upon annuitization of the contract, the charge associated with this option will no longer be assessed and all benefits associated with the Lifetime Income Option will terminate.  Additionally, upon the contract owner’s death the benefits associated with the option terminate (unless the Spousal Continuation Benefit was also elected).

Spousal Continuation Benefit

For an additional charge of 0.15% of the income benefit base, the contract owner can elect, at the time the Lifetime Income Option is elected, to add a Spousal Continuation Benefit (not available for contracts issued as Charitable Remainder Trusts).  The Spousal Continuation Benefit allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Lifetime Income Option, provided that the following conditions are satisfied:

(1)	The Spousal Continuation Benefit must be elected at the time the Lifetime Income Option is elected, and both spouses must be between 45 and 85 years old at that time.

(2)	Once the Spousal Continuation Benefit is elected, it may not be removed from the contract, except as provided below.

(3)	The lifetime income percentage will be based on the age of the younger spouse as of the date of the first surrender from the contract.

(4)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner.

(5)	Both spouses must be named as primary beneficiaries. For contracts with non-natural owners, both spouses must be named as co-annuitants.

(6)	No person other than the spouse may be named as contract owner, annuitant or primary beneficiary.

(7)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner).

If, prior to taking any surrenders from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may remove the Spousal Continuation Benefit from the contract.  Nationwide will remove the benefit and the associated charge upon the contract owner’s written request and evidence of the marriage termination satisfactory to Nationwide.  Once the Spousal Continuation Benefit is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.

If, after taking any surrender from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may not remove the Spousal Continuation Benefit from the contract.

Taxation of Surrenders under the Lifetime Income Option

While the tax treatment for surrenders for benefits such as Lifetime Income Option are not clear under federal tax law, Nationwide currently treats these surrenders as taxable to the extent that the cash value of the contract exceeds the contract owner’s investment at the time of the surrender.  Please consult a qualified tax advisor.

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Investment Option	Available in:
	CPP[1]	CPPLI [2]	Enhanced CPP and CPPLI [3]	LINC[4]
AIM Variable Insurance Funds
AIM V.I. Basic Value Fund: Series II Shares	X	X
AIM V.I. Capital Appreciation Fund: Series II Shares	X	X
AIM V.I. Capital Development Fund: Series II Shares	X	X
American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Fund: Class II	X	X
American Century VP Value Fund: Class II	X	X
American Century VP Vista Fund: Class II	X	X
American Century Variable Portfolios II, Inc..
American Century VP Inflation Protection Fund: Class II	X	X
Dreyfus
Dreyfus Stock Index Fund, Inc.: Service Shares	X	X
Dreyfus Variable Investment Fund- Appreciation Portfolio: Service Shares	X	X
Federated Insurance Series
Federated Quality Bond Fund II: Service Shares	X	X
Fidelity Variable Insurance Products Fund
VIP Equity-Income Portfolio: Service Class 2	X	X
VIP Growth Portfolio: Service Class 2	X	X
Fidelity Variable Insurance Products Fund II
VIP Contrafund® Portfolio Service Class 2	X	X
VIP Investment Grade Bond Portfolio: Service Class 2	X	X
Fidelity Variable Insurance Products Fund III
VIP Mid Cap Portfolio: Service Class 2	X	X
Fidelity Variable Insurance Products Fund IV
Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2	X	X	X5	X
Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2	X	X	X5	X
Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2	X	X	X5
Franklin Templeton Variable Insurance Products Trust
Franklin Income Securities Fund: Class 2	X	X

1 Capital Preservation Plus Option

2 Capital Preservation Plus Lifetime Income Option

3 Enhanced Capital Preservation Plus Lifetime Income Option

4 Lifetime Income Option

5 The seven year program duration is not available with this investment option.

6 The five and seven year program durations are not available with this investment option.

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	CPP [1]	CPPLI[2]	Enhanced CPP and CPPLI [3]	LINC[4]
Janus Aspen Series
Forty Portfolio: Service Share	X	X
INTECH Risk-Managed Core Portfolio: Service Shares	X	X
Lehman Brothers Advisers Management Trust
AMT Short Duration Bond Portfolio: I Class	X	X
MFS® Variable Insurance Trust	X	X
MFS Value Series: Service Class	X	X
Nationwide Variable Insurance Trust (NVIT)
American Funds NVIT Asset Allocation Fund: Class II	X	X	X5	X
American Funds NVIT Bond Fund: Class II	X	X
American Funds NVIT Growth Fund: Class II	X	X
American Funds NVIT Growth-Income Fund: Class II	X	X
Nationwide NVIT Government Bond Fund: Class II	X	X
Nationwide NVIT Investor Destinations Funds
Nationwide NVIT Investor Destinations Conservative Fund: Class II	X	X	X	X
Nationwide NVIT Investor Destinations. Moderately Conservative Fund: Class II	X	X	X	X
Nationwide NVIT Investor Destinations Moderate Fund: Class II	X	X	X5	X
Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II	X	X	X6	X
Nationwide NVIT Investor Destinations Aggressive Fund: Class II	X	X	X6
Nationwide NVIT Mid Cap Growth Fund: Class II	X	X
Nationwide NVIT Money Market Fund: Class I	X	X
Nationwide NVIT U.S. Growth Leaders Fund: Class II	X	X
NVIT Mid Cap Index Fund	X	X
NVIT Nationwide® Fund: Class II	X	X
Van Kampen NVIT Comstock Value Fund	X	X
Neuberger Berman Advisers Management Trust
AMT Regency Portfolio: S Class	X	X
AMT Socially Responsive Portfolio: I Class	X	X
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA: Service Shares	X	X
Oppenheimer Main Street Fund® /VA: Service Shares	X	X

1 Capital Preservation Plus Option

2 Capital Preservation Plus Lifetime Income Option

3 Enhanced Capital Preservation Plus Lifetime Income Option

4 Lifetime Income Option

5 The seven year program duration is not available with this investment option.

6 The five and seven year program durations are not available with this investment option.

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	CPP[1]	CPPLI[2]	Enhanced CPP and CPPLI [3]	LINC[4]
T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth Portfolio: Class II	X	X
T. Rowe Price Equity Income Portfolio: Class II	X	X
T. Rowe Price Limited Term Bond Portfolio: Class II	X	X
Van Kampen
The Universal Institutional Funds, Inc. Core Plus Fixed Income Portfolio	X	X
Static Asset Allocation Models
Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund)	X	X	X	X
Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund)	X	X	X5	X
The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007:
American Century Variable Products, Inc.
American Century VP Ultra Fund: Class II	X	X
The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006:
Fidelity Variable Products Fund III
VIP Value Strategies Portfolio: Service Class 2	X	X
Franklin Templeton Variable Insurance Products Trust
Franklin Rising Dividends Securities Fund: Class 2	X	X
MFS Variable Insurance Trust
MFS Investors Growth Stock Fund: Service Class	X	X
The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2005:
Putnam Variable Trust
Putnam VT Growth and Income Fund: Class IB	X	X
Putnam VT Voyager Fund: Class IB	X	X
The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004
AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio: Class B	X	X
American Century Variable Products, Inc.
American Century VP Income & Growth Fund: Class II	X	X

1 Capital Preservation Plus Option

2 Capital Preservation Plus Lifetime Income Option

3 Enhanced Capital Preservation Plus Lifetime Income Option

4 Lifetime Income Option

5 The seven year program duration is not available with this investment option.

6 The five and seven year program durations are not available with this investment option.

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	CPP[1]	CPPLI[2]	Enhanced CPP and CPPLI [3]	LINC[4]
Federated Insurance Series
Federated American Leaders Fund II: Service Shares	X	X
Federated Capital Appreciation Fund II: Service Shares	X	X
Janus Aspen Series
Balanced Portfolio: Service Shares	X	X
Neuberger Berman Advisers Management Trust
AMT Mid Cap Growth Portfolio: S Class	X	X

1 Capital Preservation Plus Option

2 Capital Preservation Plus Lifetime Income Option

3 Enhanced Capital Preservation Plus Lifetime Income Option

4 Lifetime Income Option

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Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected was the 3% Extra Value Option, the variable account value will be calculated using unit values with variable account charges of 1.60% for the first 7 contract years.  At the end of that period, the contract will be re-rated, and the 0.45% charge associated with the 3% Extra Value Option will be removed.  From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.15%.  Thus, the 3% Extra Value Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value.  Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa.  For example, sub-account X with charges of 1.60% will have a lower unit value than sub-account X with charges of 1.15% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

Ownership and Interests in the Contract

Contract Owner

Prior to the annuitization date, the contract owner has all rights under the contract, unless a joint owner is named.  If a joint owner is named, each joint owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

On the annuitization date, the annuitant becomes the contract owner, unless the contract owner is a Charitable Remainder Trust.  If the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the contract owner after annuitization.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

Joint Owner

Joint owners each own an undivided interest in the contract.

Non-Qualified contract owners can name a joint owner at any time before annuitization.  However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners.  However, if a written election, signed by both contract owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently.  If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If either joint owner dies before the annuitization date, the contract continues with the surviving joint owner as the remaining contract owner.

Contingent Owner

The contingent owner succeeds to the rights of a contract owner if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

If a contract owner who is the annuitant dies before the annuitization date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.

The contract owner may name a contingent owner at any time before the annuitization date.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.

Only Non-Qualified Contract owners may name someone other than himself/herself as the annuitant.

The contract owner may not name a new annuitant without Nationwide’s consent.

Contingent Annuitant

If the annuitant dies before the annuitization date, the contingent annuitant becomes the annuitant.  The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.

If a contingent annuitant is named, all provisions of the contract that are based on the annuitant’s death prior to the annuitization date will be based on the death of the last survivor of the annuitant and contingent annuitant.

Co-Annuitant

A co-annuitant, if named, must be the annuitant’s spouse.  The co-annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature (subject

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to the conditions set forth in the "Spousal Protection Feature" provision).

If either co-annuitant dies before the annuitization date, the surviving co-annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.

Joint Annuitant

The joint annuitant is designated as a second person (in addition to the annuitant) upon whose continuation of life any annuity payment involving life contingencies depend.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a joint annuitant of greater age.

The contract owner may name a joint annuitant at any time before the annuitization date.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner.  The contract owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid.  The contract owner can name more than one contingent beneficiary.  Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

Changes to the Parties to the Contract

Prior to the annuitization date (and subject to any existing assignments), the contract owner may request to change the following:

•	contract owner (Non-Qualified Contracts only);

•	joint owner (must be the contract owner’s spouse);

•	contingent owner;

•	annuitant (subject to Nationwide’s underwriting and approval);

•	contingent annuitant (subject to Nationwide’s underwriting and approval);

•	co-annuitant (must be the annuitant’s spouse);

•	joint annuitant (subject to Nationwide’s underwriting and approval);

•	beneficiary; or

•	contingent beneficiary.

The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the annuitization date.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed, whether or not the contract owner or annuitant is living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

In addition to the above requirements, any request to change the contract owner must be signed by the existing contract owner and the person designated as the new contract owner.  Nationwide may require a signature guarantee.

If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change, regardless of whether the contract owner named a contingent annuitant.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract (see "Purpose of the Contract" earlier in this prospectus).

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment*	Minimum Subsequent Payments**
Charitable Remainder Trust	$5,000	$500
IRA	$3,000	$500
Investment-Only	$3,000	$500
Non-Qualified	$5,000	$500
Roth IRA	$3,000	$500
SEP IRA	$3,000	$500
Simple IRA	$3,000	$500
Tax Sheltered Annuity	$3,000	$500

*A contract owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first contract year.

**For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.

Subsequent purchase payments may not be permitted in all states.

If the contract owner elected an Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.  Nationwide’s consent is contingent on a risk analysis that may involve a medical evaluation.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Purchase Payment Credits

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.  PPCs are available to all contracts except for those where the C Schedule Option has been elected.

Each time a contract owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.  The formula used to determine the amount of the PPC is as follows:

(Cumulative Purchase Payments x PPC%)
–	PPCs Paid to Date
=	PPCs Payable

Cumulative Purchase Payments = the total of all purchase payments applied to the contract, including the current deposit, minus any surrenders.

PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:

If Cumulative Purchase Payments are . . .	Then the PPC% is . . .
$0 - $499,999	0.0% (no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%

PPCs Paid to Date = the total PPCs that Nationwide has already applied to the contract.

PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.

For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract.  She does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.

On April 1, Ms. Z applies additional purchase payments of $350,000.  Cumulative Purchase Payments now equal $550,000.  Nationwide will apply PPCs to Ms. Z’s contract equal to $2,750, which is (0.5% x $550,000) - $0.

On May 1, Ms. Z takes a surrender of $150,000.  Cumulative Purchase Payments now equal $400,000.

On June 1, Ms. Z applies additional purchase payments of $500,000.  Cumulative Purchase Payments now equal $900,000.  Nationwide will apply PPCs to Ms. Z’s contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750.  At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z’s contract.

On July 1, Ms. Z applies additional purchase payments of $300,000.  Cumulative Purchase Payments now equal $1,200,000.  Nationwide will apply PPCs to Ms. Z’s contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500.  At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z’s contract.

For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the contract owner be less than the purchase payments made to the contract.  In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period and are not subject to recapture.

When determining PPCs Nationwide will include the purchase payments in this contract, as well as the purchase payments of any other Nationwide annuity contract issued to an immediate family member made within the 12 months before the purchase of this contract.  Immediate family members include spouses, children, or other family members living within the contract owner’s household.  In order to be considered for PPCs, the contract owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the contract owner or immediate family members.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments allocated to sub-accounts will be priced at the available accumulation unit value next computed after the payment is received.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year’s Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments, surrenders or transfers if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected if the contract owner does not have access to their account.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts, the fixed account and/or Guaranteed Term Options as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units.  Nationwide reserves

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the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change future allocations to the sub-accounts, fixed account or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

(1)	the value of amounts allocated to the sub-accounts of the variable account; and

(2)	amounts allocated to the fixed account; and

(3)	amounts allocated to a Guaranteed Term Option.

If charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Sub-account allocations are accounted for in accumulation units.  Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period.  For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the net asset value of the underlying mutual fund as of the end of the current valuation period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

(b)	is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c)
is a factor representing the daily total variable account charges, which may include charges for optional benefits elected by the contract owner.  The factor is equal to an annualized rate ranging from 1.15% to 4.00% of the daily net assets of the variable account, depending on which optional benefits the contract owner elects.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

(1)	adding all amounts allocated to the fixed account, minus amounts previously transferred or surrendered;

(2)	adding any interest earned on the amounts allocated to the fixed account; and

(3)	subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1)	adding all amounts allocated to the Guaranteed Term Options, minus amounts previously transferred or surrendered (including any market value adjustment);

(2)	adding any interest earned on the amounts allocated to the Guaranteed Term Options; and

(3)	subtracting charges deducted in accordance with the contract.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next determined after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

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Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:

(1)  they have been identified as engaging in harmful trading practices; and

(2)  if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value.  Rather, they will receive the accumulation unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

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Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)           request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;
(2)           request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and
(3)           instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Transfers Prior to Annuitization

Transfers from the Fixed Account

A contract owner may request to transfer allocations from the fixed account to the sub-accounts or a Guaranteed Term Option only upon reaching the end of a fixed account interest rate guarantee period.  Fixed account transfers must be made within 45 days after the end of the fixed account interest rate guarantee period.  The fixed account interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Normally, Nationwide will permit 100% of the maturing fixed account allocations to be transferred.  However, Nationwide may limit the amount that can be transferred from the fixed account.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the fixed account interest rate guarantee period.  The maximum transferable amount will never be less than 10% of the fixed account allocation reaching the end of a fixed account interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account under the terms of that program.

Nationwide reserves the right to limit the number of transfers from the fixed account to the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

If there is contract value allocated to the fixed account at the time the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option is elected, the fixed account interest rate guarantee period will end and that contract value may be transferred according to the terms of the option elected.

Transfers from a Guaranteed Term Option

A contract owner may request to transfer allocations from a Guaranteed Term Option to the sub-accounts and/or the fixed account at any time.  Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Nationwide reserves the right to limit or refuse transfers to the fixed account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Guaranteed Term Options for a period of up to 6 months from the date of the transfer request.

Transfers from the Sub-Accounts

A contract owner may request to transfer allocations from the sub-accounts to the fixed account or a Guaranteed Term Option at any time.

Nationwide reserves the right to limit or refuse transfers to the fixed account and to limit the number of transfers from the sub-accounts to the Guaranteed Term Options to one per calendar year.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the sub-accounts at any time, subject to terms and conditions imposed by the contract and the underlying mutual funds.

Transfers After Annuitization

After annuitization, the portion of the contract value allocated to fixed annuity payments and the portion of the contract value allocated to variable annuity payments may not be changed.

After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.  Guaranteed Term Options are not available after annuitization.

Right to Examine and Cancel

Contract owners have a ten day "free-look" to examine the contract.  The contract may be returned to Nationwide’s home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law.  The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law.  All IRA, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments.  State and/or federal law may provide additional free-look privileges.

If a contract owner who received Purchase Payment Credits and/or elected an Extra Value Option subsequently chooses to cancel the contract under the free-look provision, Nationwide will recapture all credits applied under these programs.  For those jurisdictions that provide for a return of contract value, the contract owner will retain any earnings attributable to the amounts credited; all losses attributable to the amounts credited will be incurred by Nationwide.

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Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Prior to annuitization and before the annuitant’s death, contract owners may generally surrender some or all of their contract value.  Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in Appendix C: Contract Types and Tax Information.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

If an Extra Value Option was elected, and the amount withdrawn is or would be subject to a CDSC under the B Schedule CDSC schedule, then for the first 7 contract years only, Nationwide will recapture a portion of the amount credited under the Extra Value Option.  No recapture will take place after the 7th contract year.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days (see, “Pricing”).  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account and Guaranteed Term Options for a period of up to 6 months from the date of the surrender request.

Partial Surrenders (Partial Redemptions)

If a contract owner requests a partial surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and the Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Partial surrenders are subject to the CDSC provisions of the contract.  If a CDSC is assessed, the contract owner may elect to have the CDSC deducted from either:

(a)	the amount requested; or

(b)	the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the contract owner.

The CDSC deducted is a percentage of the amount requested by the contract owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

Upon full surrender, the contract value may be more or less than the total of all purchase payments made to the contract.  The contract value will reflect:

•	variable account charges;

•
a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the contract value is equal to or greater than $50,000 at the time of the full surrender or on any contract anniversary prior to the full surrender);

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any recapture of extra value credit;

•	amounts allocated to the fixed account and any interest credited; and

•	amounts allocated to the Guaranteed Term Options, plus or minus any market value adjustment.

Full surrenders are subject to the CDSC provisions of the contract, where permitted by state law.  The CDSC-free withdrawal privilege does not apply to full surrenders of the contract.  For purposes of the CDSC free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a contract year that deplete the entire contract value; or

•	any single net surrender of 90% or more of the contract value.

Surrender (Redemption) After Annuitization

After the annuitization date, surrenders other than regularly scheduled annuity payments are not permitted.

Surrenders Under Certain Plan Types

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before annuitant’s death, except as provided below:

(A)
Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

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(1)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten day free-look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free-look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, contract value may be transferred to other carriers, subject to any sales charges.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to contract owners of Tax Sheltered Annuities.  Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum non-taxable loan amount based on information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.

The total of all outstanding loans must not exceed the following limits:

Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of contract value (not more than $10,000)
$20,000 and over	up to 50% of contract value (not more than $50,000*)
*The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide may charge a loan processing fee at the time each new loan is processed.  The loan processing fee, if assessed, will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

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How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.

If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account.  Contract value transferred from the fixed account to meet the requested loan amount is not subject to the fixed account transfer limitations otherwise applicable under the contract.

Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.

No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the contract owner’s principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Loan repayments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Options is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise and will be subject to any variable account charges applicable under the contract.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract owner takes a full surrender of the contract;

•	the contract owner/annuitant dies;

•	the contract owner who is not the annuitant dies prior to annuitization; or

•	the contract owner annuitizes the contract.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent.  Nationwide reserves the right to refuse to recognize assignments that alter the nature of the risks that Nationwide assumed when it originally issued the contract.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the annuitant is alive.  Once proper notice of assignment is recorded by Nationwide’s home office, the assignment will become effective.

Investment-Only Contracts, IRAs, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage

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basis.  Asset Rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts.  Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series – Federated Quality Bond Fund II: Service Shares, Fidelity Variable Insurance Products Fund II – VIP Investment Grade Bond Portfolio: Service Class 2, NVIT – Nationwide NVIT Government Bond Fund: Class I, NVIT – Nationwide NVIT Investor Destinations Conservative Fund: Class II, NVIT– Nationwide NVIT Money Market Fund: Class I, Lehman Brothers Advisers Management Trust – AMT Short Duration Bond Portfolio: Class I, and Wells Fargo Variable Trust – Wells Fargo Advantage VT Money Market Fund to any other underlying mutual fund(s).  Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.  Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

Enhanced Fixed Account Dollar Cost Averaging

Nationwide may, periodically, offer Enhanced Fixed Account Dollar Cost Averaging programs.  Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging.  Nationwide reserves the right to require a minimum balance to establish the Enhanced Dollar Cost Averaging program.  Enhanced Fixed Account Dollar Cost Averaging is not available for contracts where the contract owner elected the C Schedule Option.

Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from the enhanced fixed account into other sub-accounts.  Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options.  Amounts allocated to the enhanced fixed account earn a higher rate of interest than assets allocated in the standard fixed account.  Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either amounts allocated to the enhanced fixed account are exhausted or the contract owner instructs Nationwide in writing to stop the transfers.  For Enhanced Fixed Account Dollar Cost Averaging, when a contract owner instructs Nationwide to stop the transfers, Nationwide will automatically transfer any amount remaining in the enhanced fixed account to the money market sub-account.

Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account, including an enhanced fixed account, for a period of up to 6 months from the date of the transfer request.

Fixed Account Interest Out Dollar Cost Averaging

Nationwide may, periodically, offer Fixed Account Interest Out Dollar Cost Averaging programs.  Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on fixed account allocations into any other sub-accounts.  Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will continue to process transfers until the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

Systematic Withdrawals

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly,

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semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.

If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;

(2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	a percentage of the contract value based on the contract owner’s age, as shown in the table below:

Contract Owner’s Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

The contract owner’s age is determined as of the date the request for Systematic Withdrawals is recorded by Nationwide’s home office.  For joint owners, the older joint owner’s age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the applicable CDSC provision.  The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Systematic Withdrawals are not available before the end of the ten-day free-look period.

Custom Portfolio Asset Rebalancing Service

Nationwide may make the Custom Portfolio Asset Rebalancing Service available for use by contract owners who have elected the CPP Lifetime Income Option or the Lifetime Income Option. This service is an asset rebalancing program with pre-selected asset categories determined by a independent third party from which you can choose underlying funds.

Election of the Custom Portfolio Asset Rebalancing Program

There is no additional charge for participation in the Custom Portfolio Asset Rebalancing Service.  You may elect this program by submitting the Nationwide Custom Portfolio Asset Rebalancing Program administrative form to the Nationwide home office. You cannot participate in Asset Rebalancing or Dollar Cost Averaging while enrolled in the Custom Portfolio Asset Rebalancing Service.

You should consult a qualified financial adviser to help you determine your allocation based on your financial needs, time horizon, and willingness to accept investment risk.

Prior to enrollment in the Custom Portfolio Asset Rebalancing Service, a complete list of the program rules will be given to you.

Changing Asset Categories

You may elect to change asset categories at any time.  An election to change asset categories must be communicated to Nationwide in writing to the Nationwide home office by way of a Custom Portfolio Asset Rebalancing Service administrative form. Changes made in accordance with an election to change asset categories will be immediate, will be subject to Short-Term Trading Fees and will count as a “transfer event” as specified under the Transfer Restrictions section.

Nationwide reserves the right to limit the number of times you can change asset categories each year.

Quarterly Rebalancing

At the end of each quarter we will reallocate the variable account contract value according to your current Custom Portfolio allocation.  If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Each quarterly rebalancing is considered a transfer event.  However, quarterly rebalancing transfers within your Custom Portfolio is not subject to Short-Term Trading Fees.

Terminating Participation in the Nationwide Custom Portfolio

Participation in the Custom Portfolio service may be terminated upon your written request. You must reallocate your contract value to the investment options available under the CPP Lifetime Income Option or to the Lifetime Income Option.

Nationwide reserves the right to terminate or modify the Custom Portfolio Asset Rebalancing Service at any time.

Death Benefits

Death of Contract Owner

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner.

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If no joint owner is named, the contingent owner becomes the contract owner.

If no contingent owner is named, the beneficiary becomes the contract owner.

If no beneficiary survives the contract owner, the last surviving contract owner’s estate becomes the contract owner.

Distributions will be made pursuant to the "Required Distributions for Non-Qualified Contracts" in Appendix C: Contract Types and Tax Information.

Death of Annuitant

If the annuitant who is not a contract owner dies before the annuitization date, the contingent annuitant becomes the annuitant and no death benefit is payable.  If no contingent annuitant is named, a death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner’s estate will receive the death benefit.If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner (including a joint owner) who is also the annuitant dies before the annuitization date, a death benefit is payable to the surviving joint owner.

If there is no surviving joint owner, the death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the contract owner/annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the contract owner/annuitant, the last surviving contract owner’s estate will receive the death benefit.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

The recipient of the death benefit may elect to receive the death benefit:

(1)	as an annuity; or

(2)	in any other manner permitted by law and approved by Nationwide.

Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.  Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary is paid.  After the first beneficiary is paid, remaining contract value will be allocated to the available money market sub-account until instructions are received from the remaining beneficiary(ies).

Death Benefit Calculations

An applicant may elect either the standard death benefit or an available death benefit option under the contract for an additional charge.  If no election is made at the time of application, the death benefit will be the standard death benefit.

The value of each component of the applicable death benefit calculation will be determined as of the date of the annuitant’s death, except for the contract value component, which will be determined as of the date described in the applicable death benefit calculation.

Standard Death Benefit

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the standard death benefit will be the greatest of:

(1)
(a)           if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any 5 year contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that 5 year contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the death benefit will be the greater of (1) or (2) above.

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If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the standard death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)
(a)                 if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any 5 year contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that 5 year contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F =	the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the contract value.

The standard death benefit also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  Please see "Spousal Protection Feature" later in this prospectus.

One-Year Enhanced Death Benefit II Option

For an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account, an applicant can elect the One-Year Enhanced Death Benefit II Option at the time of application.  The One-Year Enhanced Death Benefit II Option is available beginning May 1, 2004 (or a later date if state law requires) and for contracts with annuitants age 80 or younger at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)
(a)           if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)
(a)                 if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

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(3)
the highest contract value on any contract anniversary prior to the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F =	the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the contract value.

The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

One-Year Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, an applicant can elect the One-Year Enhanced Death Benefit Option at the time of application.  The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option.  This option is the same as the One-Year Enhanced Death Benefit II Option except for the price and there is no restriction on the annuitant's age.

One-Month Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account, an applicant can elect the One-Month Enhanced Death Benefit Option at the time of application.  The One-Month Enhanced Death Benefit Option is available beginning May 1, 2004 (or a later date if state law requires) and for contracts with annuitants age 75 or younger at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)
(a)           if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any monthly contract anniversary prior to the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any monthly contract anniversary prior to the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

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The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F =	the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the contract value.

The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

Combination Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, an applicant can elect the Combination Enhanced Death Benefit Option at the time of application.  The Combination Enhanced Death Benefit is only available until state approval is received for the One-Month Enhanced Death Benefit Option and for contracts with annuitants age 80 or younger at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)
(a)           if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments , less an adjustment for amounts surrendered;

(3)
the highest contract value on any contract anniversary before the annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the death benefit will be the greater of (1) or (2) above.

The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last contract anniversary prior to the annuitant’s 81st birthday, proportionately adjusted for amounts surrendered.  The adjustment for amounts surrendered will reduce the accumulated value as of the most recent contract anniversary prior to each partial surrender in the same proportion that the contract value was reduced on the date of the partial surrender.  Such total accumulated amount, after the surrender adjustment, shall not exceed 200% of purchase payments adjusted for amounts surrendered.

If, after the first contract anniversary, the fixed account allocation becomes greater than 30% of the contract value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year.  If the fixed account allocation becomes greater than 30% as a result of market performance, interest will continue to accrue at 5% for the interest anniversary value.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)
(a)                 if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest contract value on any contract anniversary before the annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	The 5% interest anniversary value.

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The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F =	the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the contract value.

The Combination Enhanced Death Benefit also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

Spousal Protection Feature

The standard death benefit and the death benefit options include a Spousal Protection Feature at no additional charge.  The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts.  The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:

(1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

(2)	The spouses must be co-annuitants;

(3)	Both spouses must be age 85 or younger at the time the contract is issued (or such younger age that is required by the terms of any elected optional benefit);

(4)	Both spouses must be named as beneficiaries;

(5)	No person other than the spouse may be named as contract owner, annuitant or primary beneficiary;

(6)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner); and

(7)
If the contract owner requests to add a co-annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the contract owner to provide a copy of the marriage certificate.

If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner.  Additionally, if the death benefit value is higher than the contract value at the time of the first co-annuitant’s death, Nationwide will adjust the contract value to equal the death benefit value.  The surviving co-annuitant may then name a new beneficiary but may not name another co-annuitant.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the CDSC provisions of the contract.

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin.  Generally, the contract owner designates the annuity commencement date at the time of application.  If no annuity commencement date is designated at the time of application, Nationwide will establish the annuity commencement date as the date the annuitant reaches age 90 for Non-Qualified Contracts and the date the contract owner reaches age 70½ for all other contract types.

The contract owner may change the annuity commencement date before annuitization.  This change must be in writing and approved by Nationwide.  The annuity commencement date may not be later than the first day of the first calendar month after the annuitant’s 90th birthday unless approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin.  The annuitization date will be the first day of a calendar month unless otherwise agreed.  The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

On the annuitization date, the annuitant becomes the contract owner unless the contract owner is a Charitable Remainder Trust.

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The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above.  (See the "Required Distributions" provision in Appendix C: Contract Types and Tax Information).

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the annuitization date, the annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Any allocations in the fixed account that are to be annuitized as a variable payment annuity must be moved to the variable account prior to the annuitization date.  There are no restrictions on fixed account transfers made in anticipation of annuitization.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Fixed Annuity Payments

Fixed annuity payments provide for level annuity payments.  Premium taxes are deducted prior to determining fixed annuity payments.  The fixed annuity payments will remain level unless the annuity payment option provides otherwise.

VariableAnnuity Payments

Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

•	the portion of purchase payments allocated to provide variable annuity payments;

•	the variable account value on the annuitization date;

•	the adjusted age and sex of the annuitant (and joint annuitant, if any) in accordance with the contract;

•	the annuity payment option elected;

•	the frequency of annuity payments;

•	the annuitization date;

•	the assumed investment return (the net investment return required to maintain level variable annuity payments);

•	the deduction of applicable premium taxes; and

•	the date the contract was issued.

Subsequent Variable Annuity Payments

Variable annuity payments after the first will vary with the performance of the underlying mutual funds chosen by the contract owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular sub-account divided by the annuity unit value for that sub-account as of the annuitization date.  This establishes the number of annuity units provided by each sub-account for each variable annuity payment after the first.

The number of annuity units for each sub-account will remain constant, unless the contract owner transfers value from one underlying mutual fund to another.  After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.

The number of annuity units for each sub-account is multiplied by the annuity unit value for that sub-account for the valuation period for which the payment is due.  The sum of these results for all the sub-accounts in which the contract owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected underlying mutual funds is greater or lesser than the assumed investment return.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments.  Nationwide uses a 3.5% assumed investment return factor.  Therefore, if the net investment performance of each sub-account in which the contract owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount.  To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same.  Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time.  Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.

Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1)
multiplying the annuity unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period (see "Determining the Contract Value – Determining Variable Account Value – Valuing an Accumulation Unit"); and then

(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.

Frequency and Amount of Annuity Payments

Annuity payments are based on the annuity payment option elected.

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If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $20.  The payment frequency will be changed to an interval that will result in payments of at least $20.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Annuity Payment Options

The annuitant must elect an annuity payment option before the annuitization date.  If the annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Additionally, the annuity payment options available may be limited based on the annuitant’s age (and the joint annuitant’s age, if applicable) or requirements under the Internal Revenue Code.

Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is less than or equal to $2,000,000, the annuity payment options available are:

•	Single Life;

•	Standard Joint and Survivor; and

•	Single Life with a 10 or 20 Year Term Certain.

Each of the annuity payment options is discussed more thoroughly below.

Single Life

The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the annuitant.

Payments will cease with the last payment before the annuitant’s death.  For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one payment.  The annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on.   No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Standard Joint and Survivor

The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the annuitant and joint annuitant.  After the death of either the annuitant or joint annuitant, payments will continue for the life of the survivor.

Payments will cease with the last payment due prior to the death of the last survivor of the annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments.  Therefore, it is possible that if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Single Life with a 10 or 20 Year Term Certain

The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the annuitant’s lifetime or for the term selected, whichever is longer.  The term may be either 10 or 20 years.

If the annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.

No withdrawals other than the scheduled annuity payments are permitted.

Any Other Option

Annuity payment options not set forth in this provision may be available.  Any annuity payment option not set forth in this provision must be approved by Nationwide.

Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:

(1)	a Fixed Life Annuity with a 20 Year Term Certain; or

(2)	a Fixed Life Annuity with a Term Certain to Age 95.

Additionally, Nationwide will limit the amount that may be annuitized on a single life to $5,000,000.  If the total amount to be annuitized is greater than $5,000,000, then, for the purpose of annuitization only, Nationwide will permit additional annuitants to be named.

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements;

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will

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notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

 In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations and proceedings may be commenced in the future. Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the Nationwide’s MTN program. Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On November 15, 2006, Nationwide was named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc.  The plaintiff seeks to

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represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The Class Period is from January 1, 1996 until the Class Notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, Nationwide filed a motion to dismiss.  Nationwide intends to defend this lawsuit vigorously.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the Court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The Court certified a class consisting of all residents of the United States and the Virgin Islands who, during the Class Period, paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the Class Period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. Nationwide continues to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of a Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted Nationwide’s motion to dismiss the plaintiff’s complaint. On November 29, 2006, the plaintiff filed its appellate brief with the Fourth Circuit Court of Appeals contesting the District Court’s dismissal. Nationwide continues to defend this lawsuit vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, the plaintiff alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Companies. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust and costs and disbursements, including attorneys’ fees. On December 30, 2005,Nationwide filed a motion for summary judgment. On June 15, 2006, the District Court granted Nationwide’s motion for summary judgment on all grounds and dismissed the plaintiff’s entire case with prejudice. The plaintiff appealed the District Court’s decision to the Fifth Circuit Court of Appeals. The appeal has been fully briefed, and Nationwide is awaiting a decision. Nationwide continues to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life

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Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. Nationwide’s motion to dismiss the plaintiffs’ fifth amended complaint is currently pending before the court. Nationwide continues to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

Table of Contents of Statement of Additional Information
Page
General Information and History	1
Services	1
Purchase of Securities Being Offered	2
Underwriters	2
Advertising	2
Annuity Payments	2
Condensed Financial Information	2

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Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
Investment Adviser:                                                        AIM Advisors, Inc.
Investment Objective:                                                        Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
Investment Adviser:                                                        AIM Advisors, Inc.
Investment Objective:                                                        Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares
Investment Adviser:                                                        AIM Advisors, Inc.
Investment Objective:                                                        Long-term capital growth.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                        AllianceBernstein L.P.
Investment Objective:                                                        Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                        AllianceBernstein L.P.
Investment Objective:                                                        Long-term growth of capital.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Capital growth by investing in common stocks.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                                                        American Century Global Investment Management, Inc.
Investment Objective:                                                        Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV
Investment Adviser:                                                        American Century Global Investment Management, Inc.
Investment Objective:                                                        Capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Long-term capital growth.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Long-term total return using a strategy that seeks to protect against U.S.
inflation.

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Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:                                                        The Dreyfus Corporation
Investment Objective:                                                        To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Service Shares
Investment Adviser:                                                        The Dreyfus Corporation
Investment Objective:                                                        To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Adviser:                                                        The Dreyfus Corporation
Investment Objective:                                                        Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                        The Dreyfus Corporation
Investment Objective:                                                        Capital growth.

Federated Insurance Series - Federated American Leaders Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                        Federated Equity Management Company of Pennsylvania
Investment Objective:                                                        Long-term capital growth, and secondarily income.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                        Federated Equity Management Company of Pennsylvania
Investment Objective:                                                        Capital appreciation.

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares
Investment Adviser:                                                        Federated Equity Management Company of Pennsylvania
Sub-adviser:                                                        Federated Investment Management Company
Investment Objective:                                                        To provide moderate capital appreciation and high current income.

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
Investment Adviser:                                                        Federated Investment Management Company
Investment Objective:                                                        Current income.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Adviser:                                                        Fidelity Management & Research Company
Sub-adviser:                                                        FMR Co., Inc.
Investment Objective:                                                        Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Adviser:                                                        Fidelity Management & Research Company
Sub-adviser:                                                        FMR Co., Inc.
Investment Objective:                                                        Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        Long-term capital appreciation.

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Investments Money Management, Inc.
Investment Objective:                                                        High level of current income.

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Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        Long-term growth of capital.

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        Capital appreciation.

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2
Investment Adviser:                                                        Fidelity Management & Research Company
Sub-adviser:                                                        FMR Co., Inc.
Investment Objective:                                                        Capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Adviser:                                                        Fidelity Management & Research Company
Investment Objective:                                                        High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds
(underlying Fidelity funds).  Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Adviser:                                                        Fidelity Management & Research Company
Investment Objective:                                                        High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds
(underlying Fidelity funds).  Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Adviser:                                                        Fidelity Management & Research Company
Investment Objective:                                                        High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds
(underlying Fidelity funds).  Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:                                                        Franklin Advisors, Inc.
Investment Objective:                                                        Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:                                                        Franklin Advisory Services, LLC
Investment Objective:                                                        Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:                                                        Franklin Advisory Services, LLC
Investment Objective:                                                        Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
Investment Adviser:                                                        Templeton Asset Management, Ltd.
Investment Objective:                                                        Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

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Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                                                        Templeton Investment Counsel, LLC
Investment Objective:                                                        Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Adviser:                                                        Templeton Investment Counsel, LLC
Investment Objective:                                                        Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
Investment Adviser:                                                        Franklin Advisors, Inc.
Investment Objective:                                                        High current income, with preservation of capital.  Capital appreciation is a secondary consideration.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Balanced Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                        Janus Capital Management LLC
Investment Objective:                                                        Long-term growth of capital, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:                                                        Janus Capital Management LLC
Investment Objective:                                                        Long-term growth of capital.

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
Investment Adviser:                                                        Janus Capital Management LLC
Sub-adviser:                                                        Enhanced Investment Technologies, LLC
Investment Objective:                                                        Long-term growth of capital.

Janus Aspen Series - International Growth Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                                                        Janus Capital Management LLC
Investment Objective:                                                        Long-term capital growth.

Janus Aspen Series - International Growth Portfolio: Service II Shares
Investment Adviser:                                                        Janus Capital Management LLC
Investment Objective:                                                        Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:                                                        Massachusetts Financial Services Company
Investment Objective:                                                        Long-term capital growth and future income.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:                                                        Massachusetts Financial Services Company
Investment Objective:                                                        Capital appreciation and reasonable income.

MTB Group of Funds - MTB Large Cap Growth Fund II
Investment Adviser:                                                        MTB Investment Advisors, Inc.
Investment Objective:                                                        Capital appreciation.

MTB Group of Funds - MTB Large Cap Value Fund II
Investment Adviser:                                                        MTB Investment Advisors, Inc.
Sub-adviser:                                                        NWQ Investment Management Company, LLC
Investment Objective:                                                        Capital appreciation.  Current income is a secondary, non-fundamental consideration.

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II
Investment Adviser:                                                        MTB Investment Advisors, Inc.
Investment Objective:                                                        Capital appreciation and, secondarily, income.

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II
Investment Adviser:                                                        MTB Investment Advisors, Inc.
Investment Objective:                                                        Capital appreciation and income.

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II
Investment Adviser:                                                        MTB Investment Advisors, Inc.
Investment Objective:                                                        Capital appreciation.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:                                                        Capital Research and Management Company
Investment Objective:                                                        Seeks to provide high total return (including income and capital gains)
consistent with the preservation of capital.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:                                                        Capital Research and Management Company
Investment Objective:                                                        Income and more price stability than stocks, and capital preservation over the long term.  Seeks to maximize an investor’s level of current income and preserve the investor’s capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:                                                        Capital Research and Management Company
Investment Objective:                                                        Capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:                                                        Capital Research and Management Company
Investment Objective:                                                        Capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Adviser:                                                        Capital Research and Management Company
Investment Objective:                                                        The fund seeks to make shareholders' investments grow and provide income over time by investing primarily in common stock of companies or other securities that demonstrate the potential for appreciation and/or dividends.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Federated Investment Management Company
Investment Objective:                                                        High current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Federated Investment Management Company
Investment Objective:                                                        High current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Gartmore Global Partners
Investment Objective:                                                        Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

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Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class VI
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Gartmore Global Partners
Investment Objective:                                                        Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Gartmore Global Partners
Investment Objective:                                                        Long-term capital growth.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Oberweis Asset Management, Inc.; Waddell & Reed Investment Management
 Company

Investment Objective:                                                        Capital growth.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:                                                        Capital appreciation.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Company Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        American Century Investment Management Inc.; Franklin Portfolio
Associates LLC; Gartmore Global Partners; Morgan Stanley Investment
Management Inc.; Neuberger Berman, LLC; Waddell & Reed Investment
Management Company

Investment Objective:                                                        Long-term growth of capital.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Financial Services Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Gartmore Global Partners
Investment Objective:                                                        Long-term capital growth.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Health Sciences Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Health Sciences Fund: Class VI
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Nationwide NVIT Global Technology and Communications Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Technology and Communications Fund: Class VI
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Nationwide NVIT Government Bond Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        To provide a high level of income as is consistent with the preservation of capital.

64

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Mid Cap Growth Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Money Market Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Nationwide Variable Insurance Trust - Nationwide NVIT U.S. Growth Leaders Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term growth of capital.

65

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Fund Asset Management, LP
Investment Objective:                                                        To match the performance of the Morgan Stanley Capital International
Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT International Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        The Boston Company Asset Management LLC
Investment Objective:                                                        Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT International Value Fund: Class VI
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        The Boston Company Asset Management LLC
Investment Objective:                                                        Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Fund Asset Management, LP
Investment Objective:                                                        Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide® Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Van Kampen Asset Management
Investment Objective:                                                        Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Nationwide Variable Insurance Trust - Van Kampen NVIT Multi Sector Bond Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Van Kampen Asset Management
Investment Objective:                                                        Above average total return over a market cycle of three to five years.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Long-term growth of capital by investing primarily in common stocks of foreign companies.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Growth of capital.

66

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Long-term capital growth by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        Capital appreciation by investing in securities of well-known established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        High level of current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        Capital appreciation.

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:                                                        Putnam Investment Management, LLC
Investment Objective:                                                        Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                                                        Putnam Investment Management, LLC
Investment Objective:                                                        Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:                                                        Putnam Investment Management, LLC
Investment Objective:                                                        Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
Investment Adviser:                                                        T. Rowe Price Investment Services
Investment Objective:                                                        Long-term capital growth and, secondarily, income.

67

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:                                                        T. Rowe Price Investment Services
Investment Objective:                                                        Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
Investment Adviser:                                                        T. Rowe Price Investment Services
Investment Objective:                                                        High level of income consistent with moderate price fluctuation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
Investment Adviser:                                                        Morgan Stanley Investment Management Inc.
Investment Objective:                                                        Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                                                        Morgan Stanley Investment Management Inc.
Investment Objective:                                                        High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II
Investment Adviser:                                                        Morgan Stanley Investment Management Inc.
Investment Objective:                                                        Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares
Investment Adviser:                                                        Victory Capital Management, Inc.
Investment Objective:                                                        Long-term capital growth.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Adviser:                                                        Wells Fargo Funds Management, LLC
Investment Objective:                                                        Long-term total return, consistent with reasonable risk.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund
Investment Adviser:                                                        Wells Fargo Funds Management, LLC
Investment Objective:                                                        Long-term capital appreciation.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund
Investment Adviser:                                                        Wells Fargo Funds Management, LLC
Investment Objective:                                                        Current income, while preserving capital and liquidity.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund
Investment Adviser:                                                        Wells Fargo Funds Management, LLC
Investment Objective:                                                        Long-term capital appreciation.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund
Investment Adviser:                                                        Wells Fargo Funds Management, LLC
Investment Objective:                                                        Total return consisting of income and capital appreciation.

68

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.15%) and contracts with all optional benefits available on December 31, 2006 (the maximum variable account charge of 4.25%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                        1-800-848-6331, TDD 1-800-238-3035
writing:                        Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
on-line at:                     www.nationwide.com

Nationwide Variable Insurance Trust- American Funds NVIT Growth & Income Fund- Class II and Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 were added to the variable account on May 1, 2007.  Therefore, no Condensed Financial Information is available.
No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	16.098259	17.973043	11.65%	108,059	2006
	15.446570	16.098259	4.22%	97,293	2005
	14.098166	15.446570	9.56%	66,731	2004
	10.000000	14.098166	40.98%	7,847	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.109879	15.841438	4.84%	21,353	2006
	14.077552	15.109879	7.33%	16,235	2005
	13.393156	14.077552	5.11%	12,723	2004
	10.000000	13.393156	33.93%	5,726	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	17.225829	19.796443	14.92%	31,463	2006
	15.947910	17.225829	8.01%	27,423	2005
	13.996305	15.947910	13.94%	19,105	2004
	10.000000	13.996305	39.96%	225	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.593547	18.032753	15.64%	12,362	2006
	15.081312	15.593547	3.40%	14,189	2005
	13.717395	15.081312	9.94%	17,296	2004
	10.000000	13.717395	37.17%	10,912	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.394800	20.766243	12.89%	2,729	2006
	17.450976	18.394800	5.41%	3,459	2005
	14.826000	17.450976	17.71%	3,880	2004
	10.000000	14.826000	48.26%	2,202	2003*

69

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.517116	17.918223	15.47%	16,612	2006
	15.018694	15.517116	3.32%	16,846	2005
	13.496328	15.018694	11.28%	17,491	2004
	10.000000	13.496328	34.96%	9,160	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.505744	20.353618	23.31%	5,682	2006
	14.762394	16.505744	11.81%	5,943	2005
	13.011651	14.762394	13.46%	6,887	2004
	10.000000	13.011651	30.12%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.590084	15.540229	23.43%	24,072	2006
	11.273569	12.590084	11.68%	25,002	2005
	10.000000	11.273569	12.47%	19,081	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.220590	13.335329	18.85%	50,705	2006
	10.000000	11.220590	12.21%	8,806	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.398398	13.750958	-4.50%	17,460	2006
	14.283382	14.398398	0.81%	12,673	2005
	13.065891	14.283382	9.32%	9,054	2004
	10.000000	13.065891	30.66%	1,721	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.933872	18.659394	17.11%	158,259	2006
	15.372492	15.933872	3.65%	89,871	2005
	13.620680	15.372492	12.86%	47,758	2004
	10.000000	13.620680	36.21%	6,716	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.368307	12.235319	7.63%	11,552	2006
	10.000000	11.368307	13.68%	442	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.962430	11.008718	0.42%	195,760	2006
	10.918983	10.962430	0.40%	167,708	2005
	10.439405	10.918983	4.59%	50,059	2004
	10.000000	10.439405	4.39%	3,072	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.645717	21.088094	13.10%	40,847	2006
	17.589721	18.645717	6.00%	42,152	2005
	14.599264	17.589721	20.48%	31,447	2004
	10.000000	14.599264	45.99%	3,846	2003*

70

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	15.018123	17.103366	13.88%	242,875	2006
	14.547372	15.018123	3.24%	234,079	2005
	13.336012	14.547372	9.08%	138,026	2004
	10.000000	13.336012	33.36%	16,757	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.545393	15.560255	14.87%	37,988	2006
	13.160630	13.545393	2.92%	34,603	2005
	12.704382	13.160630	3.59%	14,671	2004
	10.000000	12.704382	27.04%	994	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.828751	16.198118	2.33%	3,045	2006
	15.169524	15.828751	4.35%	3,391	2005
	13.819561	15.169524	9.77%	4,479	2004
	10.000000	13.819561	38.20%	398	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.966335	17.233521	15.15%	2,921	2006
	14.449822	14.966335	3.57%	5,834	2005
	13.349573	14.449822	8.24%	7,900	2004
	10.000000	13.349573	33.50%	1,479	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.833020	15.832465	14.45%	20,094	2006
	13.760220	13.833020	0.53%	22,606	2005
	12.996293	13.760220	5.88%	27,234	2004
	10.000000	12.996293	29.96%	3,102	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.315860	3.16%	10,937	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.478252	10.764091	2.73%	221,518	2006
	10.496221	10.478252	-0.17%	217,733	2005
	10.277156	10.496221	2.13%	157,703	2004
	10.000000	10.277156	2.77%	20,117	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.777855	18.705230	18.55%	317,963	2006
	15.118716	15.777855	4.36%	261,250	2005
	13.749992	15.118716	9.95%	137,706	2004
	10.000000	13.749992	37.50%	24,248	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.769421	15.559606	5.35%	97,936	2006
	14.161509	14.769421	4.29%	97,177	2005
	13.892476	14.161509	1.94%	71,973	2004
	10.000000	13.892476	38.92%	10,372	2003*

71

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	19.517361	22.722492	16.42%	10,476	2006
	16.621745	19.517361	17.42%	10,745	2005
	14.839398	16.621745	12.01%	11,290	2004
	10.000000	14.839398	48.39%	5,060	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.967855	15.102611	16.46%	124,907	2006
	11.047743	12.967855	17.38%	101,380	2005
	10.000000	11.047743	10.48%	50,498	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	17.599157	19.386149	10.15%	562,374	2006
	15.262532	17.599157	15.31%	397,601	2005
	13.407582	15.262532	13.84%	172,175	2004
	10.000000	13.407582	34.08%	16,860	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.721986	11.037441	2.94%	873,652	2006
	10.644691	10.721986	0.73%	286,600	2005
	10.335483	10.644691	2.99%	132,568	2004
	10.000000	10.335483	3.35%	20,689	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.673509	22.971128	11.11%	253,238	2006
	17.720724	20.673509	16.66%	204,921	2005
	14.380974	17.720724	23.22%	137,987	2004
	10.000000	14.380974	43.81%	17,648	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	19.017044	21.808314	14.68%	36,574	2006
	18.781893	19.017044	1.25%	31,674	2005
	16.690522	18.781893	12.53%	23,979	2004
	10.000000	16.690522	66.91%	6,401	2003*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.411310	15.460332	15.28%	35,049	2006
	10.000000	13.411310	34.11%	8,501	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.713685	11.605434	8.32%	16,741	2006
	10.000000	10.713685	7.14%	1,739	2005*

72

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	11.020914	12.169729	10.42%	61,530	2006
	10.000000	11.020914	10.21%	3,325	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.229430	12.535369	11.63%	19,760	2006
	10.000000	11.229430	12.29%	3,875	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.130667	11.31%	135,414	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.828269	17.168132	15.78%	432,966	2006
	14.503361	14.828269	2.24%	375,400	2005
	13.218232	14.503361	9.72%	138,090	2004
	10.000000	13.218232	32.18%	23,994	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	19.001500	21.973252	15.64%	138,228	2006
	17.672605	19.001500	7.52%	90,791	2005
	14.447416	17.672605	22.32%	37,505	2004
	10.000000	14.447416	44.47%	8,028	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.706625	16.098968	26.70%	50,692	2006
	10.000000	12.706625	27.07%	13,850	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.616721	21.149341	20.05%	17,346	2006
	16.176154	17.616721	8.91%	21,371	2005
	13.806194	16.176154	17.17%	30,349	2004
	10.000000	13.806194	38.06%	11,581	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	12.559684	15.080228	20.07%	360,712	2006
	11.536447	12.559684	8.87%	125,053	2005
	10.000000	11.536447	15.36%	35,533	2004*

73

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.805659	10.938098	11.55%	106,061	2006
	10.000000	9.805659	-1.94%	18,959	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.177656	14.505116	10.07%	19,447	2006
	12.381972	13.177656	6.43%	21,396	2005
	11.566752	12.381972	7.05%	32,350	2004
	10.000000	11.566752	15.67%	17,105	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.224004	17.499988	7.86%	7,665	2006
	14.581300	16.224004	11.27%	5,460	2005
	12.504147	14.581300	16.61%	5,385	2004
	10.000000	12.504147	25.04%	257	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.541326	17.041925	9.66%	831	2006
	14.174825	15.541326	9.64%	831	2005
	12.207678	14.174825	16.11%	966	2004
	10.000000	12.207678	22.08%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	22.102874	32.114149	45.29%	3,698	2006
	16.946477	22.102874	30.43%	3,699	2005
	14.444423	16.946477	17.32%	5,764	2004
	10.000000	14.444423	44.44%	3,441	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.889076	21.651999	45.42%	100,992	2006
	11.408889	14.889076	30.50%	8,616	2005
	10.000000	11.408889	14.09%	5,949	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.084028	10.387234	3.01%	690,329	2006
	10.055878	10.084028	0.28%	125,018	2005
	10.094213	10.055878	-0.38%	65,827	2004
	10.000000	10.094213	0.94%	16,335	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.054703	14.908348	6.07%	58,769	2006
	13.641189	14.054703	3.03%	53,716	2005
	12.662180	13.641189	7.73%	16,126	2004
	10.000000	12.662180	26.62%	2,850	2003*

74

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.713331	18.718319	19.12%	72,636	2006
	14.930108	15.713331	5.25%	36,095	2005
	13.153700	14.930108	13.51%	6,874	2004
	10.000000	13.153700	31.54%	1,312	2003*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.525720	11.481071	9.08%	25,903	2006
	10.437426	10.525720	0.85%	24,119	2005
	10.000000	10.437426	4.37%	14,188	2004*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	12.332932	14.337913	16.26%	20,790	2006
	11.312129	12.332932	9.02%	12,853	2005
	10.000000	11.312129	13.12%	7,206	2004*

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.735353	12.182386	13.48%	715	2006
	10.000000	10.735353	7.35%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.245460	10.832318	5.73%	5,092	2006
	10.000000	10.245460	2.45%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	11.067149	12.075370	9.11%	143,662	2006
	10.765357	11.067149	2.80%	131,889	2005
	10.000000	10.765357	7.65%	98,583	2004*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.299187	15.918034	4.04%	7,683	2006
	15.040887	15.299187	1.72%	5,752	2005
	13.600525	15.040887	10.59%	5,170	2004
	10.000000	13.600525	36.01%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.660586	14.106377	20.97%	439,521	2006
	10.000000	11.660586	16.61%	9,044	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	16.228316	18.363547	13.16%	6,735	2006
	14.473577	16.228316	12.12%	7,545	2005
	12.618652	14.473577	14.70%	10,756	2004
	10.000000	12.618652	26.19%	1,856	2003*

75

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.572994	12.691270	9.66%	23,488	2006
	10.000000	11.572994	15.73%	3,411	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.524712	16.325586	12.40%	547,272	2006
	13.750324	14.524712	5.63%	21,220	2005
	12.279585	13.750324	11.98%	10,850	2004
	10.000000	12.279585	22.80%	0	2003*

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.476339	4.76%	1,008,088	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.458382	4.58%	36,431	2006*

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.759272	7.59%	29,820	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.285224	2.85%	134,316	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.182227	14.412770	9.33%	42,121	2006
	13.025117	13.182227	1.21%	53,160	2005
	11.968242	13.025117	8.83%	89,347	2004
	10.000000	11.968242	19.68%	2,458	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.460288	11.436266	9.33%	102,554	2006
	10.000000	10.460288	4.60%	44,550	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	26.082562	35.146754	34.75%	767	2006
	19.938759	26.082562	30.81%	1,279	2005
	16.747920	19.938759	19.05%	1,280	2004
	10.000000	16.747920	67.48%	35	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	15.411174	20.803597	34.99%	45,587	2006
	11.767045	15.411174	30.97%	22,494	2005
	10.000000	11.767045	17.67%	7,932	2004*

76

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.776135	22.774262	35.75%	143	2006
	15.981879	16.776135	4.97%	144	2005
	12.479260	15.981879	28.07%	145	2004
	10.000000	12.479260	24.79%	146	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	16.442630	16.739290	1.80%	18,385	2006
	15.439101	16.442630	6.50%	16,918	2005
	13.801295	15.439101	11.87%	12,916	2004
	10.000000	13.801295	38.01%	2,913	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.723493	22.830704	15.75%	36,826	2006
	19.412385	19.723493	1.60%	31,723	2005
	16.785277	19.412385	15.65%	22,889	2004
	10.000000	16.785277	67.85%	2,201	2003*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	19.128034	21.130800	10.47%	158,258	2006
	17.275766	19.128034	10.72%	85,735	2005
	14.713013	17.275766	17.42%	52,566	2004
	10.000000	14.713013	47.13%	8,486	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.686302	22.181982	18.71%	72	2006
	17.062657	18.686302	9.52%	72	2005
	14.293379	17.062657	19.37%	118	2004
	10.000000	14.293379	42.93%	148	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.798176	15.997079	1.26%	52	2006
	14.771979	15.798176	6.95%	520	2005
	13.892828	14.771979	6.33%	814	2004
	10.000000	13.892828	38.93%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.558632	10.689855	1.24%	42,890	2006
	9.868478	10.558632	6.99%	26,999	2005
	10.000000	9.868478	-1.32%	6,629	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.477375	16.933436	9.41%	2,811	2006
	15.779251	15.477375	-1.91%	3,153	2005
	15.344055	15.779251	2.84%	3,730	2004
	10.000000	15.344055	53.44%	892	2003*

77

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.671538	11.730431	9.92%	6,269	2006
	10.879668	10.671538	-1.91%	3,255	2005
	10.000000	10.879668	8.80%	479	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.520907	10.747750	2.16%	826,936	2006
	10.306612	10.520907	2.08%	239,662	2005
	10.097116	10.306612	2.07%	126,068	2004
	10.000000	10.097116	0.97%	24,373	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.388958	11.952305	4.95%	773,895	2006
	11.152306	11.388958	2.12%	784,722	2005
	10.780499	11.152306	3.45%	615,201	2004
	10.000000	10.780499	7.80%	162,494	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.581077	13.484310	7.18%	1,923,386	2006
	12.180624	12.581077	3.29%	1,428,811	2005
	11.499098	12.180624	5.93%	973,442	2004
	10.000000	11.499098	14.99%	104,433	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.833145	15.226962	10.08%	6,334,735	2006
	13.283730	13.833145	4.14%	3,015,212	2005
	12.268354	13.283730	8.28%	1,607,992	2004
	10.000000	12.268354	22.68%	225,549	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.372992	17.406379	13.23%	4,518,346	2006
	14.524167	15.372992	5.84%	1,470,282	2005
	13.107980	14.524167	10.80%	880,437	2004
	10.000000	13.107980	31.08%	93,688	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.572991	19.146442	15.53%	450,815	2006
	15.533235	16.572991	6.69%	326,252	2005
	13.780963	15.533235	12.72%	186,381	2004
	10.000000	13.780963	37.81%	39,679	2003*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.553626	16.858186	8.39%	275,620	2006
	14.355939	15.553626	8.34%	27,238	2005
	12.605357	14.355939	13.89%	19,401	2004
	10.000000	12.605357	26.05%	616	2003*

78

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	10.062340	10.397563	3.33%	864,340	2006
	9.914556	10.062340	1.49%	514,625	2005
	9.949175	9.914556	-0.35%	76,313	2004
	10.000000	9.949175	-0.51%	28,572	2003*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	18.337868	18.035986	-1.65%	17,550	2006
	16.607640	18.337868	10.42%	13,681	2005
	14.987495	16.607640	10.81%	10,627	2004
	10.000000	14.987495	49.87%	2,677	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.879072	8.79%	394	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	18.081550	21.878393	21.00%	386	2006
	16.362769	18.081550	10.50%	386	2005
	13.794301	16.362769	18.62%	386	2004
	10.000000	13.794301	37.94%	0	2003*

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.708823	15.377993	21.00%	312,250	2006
	11.499254	12.708823	10.52%	86,788	2005
	10.000000	11.499254	14.99%	34,361	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.220786	19.793057	8.63%	89,577	2006
	16.442762	18.220786	10.81%	89,379	2005
	14.372884	16.442762	14.40%	59,615	2004
	10.000000	14.372884	43.73%	10,508	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	15.101256	16.928560	12.10%	418,420	2006
	14.271744	15.101256	5.81%	9,785	2005
	13.181105	14.271744	8.27%	4,985	2004
	10.000000	13.181105	31.81%	2,098	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	16.262888	18.577828	14.23%	453,418	2006
	15.826204	16.262888	2.76%	96,807	2005
	13.674044	15.826204	15.74%	45,580	2004
	10.000000	13.674044	36.74%	9,081	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.654865	12.078610	3.64%	113,884	2006
	11.538532	11.654865	1.01%	105,766	2005
	10.956856	11.538532	5.31%	47,128	2004
	10.000000	10.956856	9.57%	2,273	2003*

79

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.962433	15.927000	6.45%	155,812	2006
	14.434172	14.962433	3.66%	142,276	2005
	13.695987	14.434172	5.39%	70,004	2004
	10.000000	13.695987	36.96%	7,392	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	13.025388	15.116328	16.05%	273,346	2006
	11.553527	13.025388	12.74%	164,938	2005
	10.000000	11.553527	15.54%	81,272	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	20.120354	23.343167	16.02%	14,608	2006
	17.844773	20.120354	12.75%	15,691	2005
	15.185545	17.844773	17.51%	19,884	2004
	10.000000	15.185545	51.86%	6,972	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.158348	14.207523	7.97%	62,843	2006
	13.049343	13.158348	0.84%	62,281	2005
	12.141015	13.049343	7.48%	45,847	2004
	10.000000	12.141015	21.41%	10,370	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.834684	16.828784	13.44%	547,989	2006
	14.192053	14.834684	4.53%	95,916	2005
	13.154162	14.192053	7.89%	69,371	2004
	10.000000	13.154162	31.54%	17,866	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	19.370473	21.955079	13.34%	131,048	2006
	17.860093	19.370473	8.46%	47,036	2005
	15.160168	17.860093	17.81%	40,388	2004
	10.000000	15.160168	51.60%	4,257	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	14.086781	16.140864	14.58%	33,133	2006
	13.542179	14.086781	4.02%	34,344	2005
	12.329674	13.542179	9.83%	16,315	2004
	10.000000	12.329674	23.30%	1,928	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	16.179193	20.426997	26.25%	1,986	2006
	14.587540	16.179193	10.91%	1,986	2005
	12.700361	14.587540	14.86%	1,986	2004
	10.000000	12.700361	27.00%	365	2003*

80

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.759864	13.299138	4.23%	9,086	2006
	12.212644	12.759864	4.48%	8,899	2005
	11.762739	12.212644	3.82%	9,891	2004
	10.000000	11.762739	17.63%	3,534	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.228572	12.135271	8.07%	39,369	2006
	10.000000	11.228572	12.29%	19,173	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.555654	12.380437	17.29%	131,784	2006
	10.000000	10.555654	5.56%	40,838	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.050393	10.335073	2.83%	34,119	2006
	10.000000	10.050393	0.50%	10,898	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.714855	10.969146	2.37%	433,087	2006
	10.428901	10.714855	2.74%	54,759	2005
	10.137329	10.428901	2.88%	32,933	2004
	10.000000	10.137329	1.37%	5,646	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.233456	16.685601	9.53%	3,065	2006
	13.742442	15.233456	10.85%	3,071	2005
	12.629396	13.742442	8.81%	3,461	2004
	10.000000	12.629396	26.29%	164	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	21.047666	28.643765	36.09%	121,578	2006
	18.236920	21.047666	15.41%	85,799	2005
	13.558296	18.236920	34.51%	49,711	2004
	10.000000	13.558296	35.58%	5,876	2003*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.302277	14.948726	12.38%	7,772	2006
	12.374294	13.302277	7.50%	5,059	2005
	11.414887	12.374294	8.40%	2,094	2004
	10.000000	11.414887	14.15%	0	2003*

81

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.598769	11.749097	10.85%	0	2006
	10.212427	10.598769	3.78%	0	2005
	10.000000	10.212427	2.12%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.528495	10.652087	1.17%	0	2006
	10.076254	10.528495	4.49%	0	2005
	10.000000	10.076254	0.76%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	10.140545	10.467423	3.22%	576	2006
	10.003597	10.140545	1.37%	0	2005
	10.000000	10.003597	0.04%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.200593	13.591399	21.35%	0	2006
	10.664779	11.200593	5.02%	0	2005
	10.000000	10.664779	6.65%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.122304	10.388093	2.63%	2,116	2006
	10.049066	10.122304	0.73%	2,116	2005
	10.000000	10.049066	0.49%	0	2004*

82

Maximum Additional Contract Options Elected (Total 4.00%)
(Variable account charges of 4.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.203938	11.064761	8.44%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.623791	10.817833	1.83%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.628764	11.863658	11.62%	0	2006

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	9.980509	11.209958	12.32%	0	2006

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	10.456093	11.464742	9.65%	0	2006

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.089993	11.316425	12.15%	0	2006

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	10.919221	13.077720	19.77%	0	2006

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	10.906355	13.075046	19.88%	0	2006

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.005213	12.703450	15.43%	0	2006

83

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	10.134711	9.400563	-7.24%	0	2006

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	10.134154	11.526549	13.74%	0	2006

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.150227	11.655378	4.53%	0	2006

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	9.777867	9.536816	-2.47%	0	2006

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	10.385608	11.408257	9.85%	0	2006

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	10.150920	11.228035	10.61%	0	2006

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	9.867712	11.009706	11.57%	0	2006

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	10.404969	10.341506	-0.61%	0	2006

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	10.129726	11.328982	11.84%	0	2006

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	9.817500	10.913530	11.16%	0	2006

84

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.117699	1.18%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.724010	9.702049	-0.23%	0	2006

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.209658	11.756047	15.15%	0	2006

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.390602	10.631692	2.32%	0	2006

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	11.472651	12.972700	13.07%	0	2006

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.465296	12.968824	13.11%	0	2006

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	11.142725	11.921272	6.99%	0	2006

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	9.801975	9.800242	-0.02%	0	2006

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	11.142096	12.024416	7.92%	0	2006

85

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.277082	11.446719	11.38%	0	2006

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.154235	14.727894	11.96%	0	2006

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.507976	11.055354	5.21%	0	2006

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.809353	11.592960	7.25%	0	2006

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.013901	11.941303	8.42%	0	2006

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	10.916939	9.17%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	10.030498	11.279453	12.45%	0	2006

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.354765	11.629955	12.32%	0	2006

86

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.462906	15.336276	23.06%	0	2006

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	10.489405	12.230852	16.60%	0	2006

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	10.493152	12.236845	16.62%	0	2006

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.617228	10.419561	8.34%	0	2006

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	10.476502	11.200321	6.91%	0	2006

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.173212	11.705369	4.76%	0	2006

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	10.559781	11.246500	6.50%	0	2006

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	12.433097	17.545498	41.12%	0	2006

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	12.437671	17.567411	41.24%	0	2006

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Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.800829	9.805264	0.05%	0	2006

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	10.350092	10.663006	3.02%	0	2006

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.168693	11.765191	15.70%	0	2006

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.001977	10.596093	5.94%	0	2006

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	10.742078	12.129424	12.92%	0	2006

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.529266	11.605024	10.22%	0	2006

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.048659	10.318790	2.69%	0	2006

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.110318	10.714222	5.97%	0	2006

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	10.244811	10.352572	1.05%	0	2006

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.436817	13.437958	17.50%	0	2006

88

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	11.005882	12.095815	9.90%	0	2006

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.350944	12.089811	6.51%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.420215	11.375507	9.17%	0	2006

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.275072	2.75%	0	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.257519	2.58%	0	2006*

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.552591	5.53%	0	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.087564	0.88%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.788131	10.394259	6.19%	0	2006

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.259410	10.894254	6.19%	0	2006

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	12.220435	15.993978	30.88%	0	2006

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	12.226124	16.029730	31.11%	0	2006

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Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	10.063838	13.269569	31.85%	0	2006

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	10.900800	10.778195	-1.12%	0	2006

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	10.190434	11.456667	12.43%	0	2006

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	10.832114	11.622167	7.29%	0	2006

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	10.856381	12.516861	15.29%	0	2006

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	10.463935	10.290881	-1.65%	0	2006

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.478187	10.303251	-1.67%	0	2006

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	10.839568	11.518285	6.26%	0	2006

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.807989	11.538781	6.76%	0	2006

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	9.926178	9.848638	-0.78%	0	2006

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	9.954030	10.146075	1.93%	0	2006

90

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.077709	10.490685	4.10%	0	2006

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.187916	10.892045	6.91%	0	2006

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.345640	11.377315	9.97%	0	2006

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	10.446845	11.722073	12.21%	0	2006

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	10.732909	11.298555	5.27%	0	2006

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.877003	9.912588	0.36%	0	2006

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	10.783430	10.300806	-4.48%	0	2006

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.670052	6.70%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	10.627466	12.489482	17.52%	0	2006

NVIT NVIT International Value Fund: Class IV - Q/NQ	10.629058	12.491755	17.52%	0	2006

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	10.841647	11.438494	5.51%	0	2006

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	10.314986	11.230722	8.88%	0	2006

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Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.114519	11.222123	10.95%	0	2006

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.834776	9.899326	0.66%	0	2006

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	10.285764	10.633971	3.39%	0	2006

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.259507	12.691337	12.72%	0	2006

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	11.260950	12.689129	12.68%	0	2006

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	9.747236	10.221868	4.87%	0	2006

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	10.277649	11.324046	10.18%	0	2006

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	10.760370	11.845457	10.08%	0	2006

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	10.138693	11.283163	11.29%	0	2006

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	10.729303	13.156966	22.63%	0	2006

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Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.492851	10.621791	1.23%	0	2006

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.013029	11.560084	4.97%	0	2006

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.352976	11.793712	13.92%	0	2006

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.857327	9.845078	-0.12%	0	2006

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.972948	9.916076	-0.57%	0	2006

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	10.633639	11.312449	6.38%	0	2006

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	11.624902	15.366032	32.18%	0	2006

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.457723	11.414266	9.15%	0	2006

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.127530	10.903974	7.67%	0	2006

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.736318	10.549944	-1.74%	0	2006

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Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	9.866089	9.891291	0.26%	0	2006

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.778408	12.702994	17.86%	0	2006

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	9.760266	9.728535	-0.33%	0	2006

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Appendix C: Contract Types and Tax Information

Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

(a)	the contract value on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $5,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by nonnatural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the gain earned inside the contract, unless the

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nonnatural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $5,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.

   In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regualtions, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

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Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total

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amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date  is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payment made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable is based on the ratio between the contract owner’s investment in the contract and the expected return on the contract.  Once the entire  investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

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•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

GMWB Rider.  Although the tax treatment is not clear, if you purchase the GMWB rider and you take a withdrawal from your Contract before the annuitization date, we intend to treat the following amount of the withdrawal as a taxable distribution:  the excess of the greater of (a) your account value immediately before the distribution or (b) your Guaranteed Lifetime Amount immediately before the distribution, over (c) the remaining investment in the Contract. In certain circumstances, this treatment with respect to the GMWB rider could result in your account value being less than your investment in the Contract after such a withdrawal. If you subsequently surrender your contract under such circumstances, you would have a loss that may be deductible. If you purchase the GMWB rider in an IRA or Tax Sheltered Annuity, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A)  or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

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(1)	Provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that these distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However,  all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010

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unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract

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owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

As noted above, if you purchase the GMWB, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor.
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STATEMENT OF ADDITIONAL INFORMATION

May 1, 2007

Flexible Premium Deferred Variable Annuity Contracts

Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II

This Statement of Additional Information is not a prospectus.  It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2007.  The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-848-6331, TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a member of the Nationwide group of companies.  All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS.  Nationwide Corporation is a holding company, as well.  All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $160 billion as of December 31, 2006.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates, may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to  services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See “Underlying Mutual Fund Payments” located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.50% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

To be filed by subsequent post-effective amendment.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  During the fiscal years ended December 31, 2006, 2005 and 2004, no underwriting commissions were paid by Nationwide to NISC.

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Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2006.  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).

Nationwide Variable Insurance Trust- American Funds NVIT Growth & Income Fund- Class II and Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 were added to the variable account on May 1, 2007.  Therefore, no Condensed Financial Information is available.

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	16.098259	17.973043	11.65%	108,059	2006
	15.446570	16.098259	4.22%	97,293	2005
	14.098166	15.446570	9.56%	66,731	2004
	10.000000	14.098166	40.98%	7,847	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.109879	15.841438	4.84%	21,353	2006
	14.077552	15.109879	7.33%	16,235	2005
	13.393156	14.077552	5.11%	12,723	2004
	10.000000	13.393156	33.93%	5,726	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	17.225829	19.796443	14.92%	31,463	2006
	15.947910	17.225829	8.01%	27,423	2005
	13.996305	15.947910	13.94%	19,105	2004
	10.000000	13.996305	39.96%	225	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.593547	18.032753	15.64%	12,362	2006
	15.081312	15.593547	3.40%	14,189	2005
	13.717395	15.081312	9.94%	17,296	2004
	10.000000	13.717395	37.17%	10,912	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.394800	20.766243	12.89%	2,729	2006
	17.450976	18.394800	5.41%	3,459	2005
	14.826000	17.450976	17.71%	3,880	2004
	10.000000	14.826000	48.26%	2,202	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.517116	17.918223	15.47%	16,612	2006
	15.018694	15.517116	3.32%	16,846	2005
	13.496328	15.018694	11.28%	17,491	2004
	10.000000	13.496328	34.96%	9,160	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.505744	20.353618	23.31%	5,682	2006
	14.762394	16.505744	11.81%	5,943	2005
	13.011651	14.762394	13.46%	6,887	2004
	10.000000	13.011651	30.12%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.590084	15.540229	23.43%	24,072	2006
	11.273569	12.590084	11.68%	25,002	2005
	10.000000	11.273569	12.47%	19,081	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.220590	13.335329	18.85%	50,705	2006
	10.000000	11.220590	12.21%	8,806	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.398398	13.750958	-4.50%	17,460	2006
	14.283382	14.398398	0.81%	12,673	2005
	13.065891	14.283382	9.32%	9,054	2004
	10.000000	13.065891	30.66%	1,721	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.933872	18.659394	17.11%	158,259	2006
	15.372492	15.933872	3.65%	89,871	2005
	13.620680	15.372492	12.86%	47,758	2004
	10.000000	13.620680	36.21%	6,716	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.368307	12.235319	7.63%	11,552	2006
	10.000000	11.368307	13.68%	442	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.962430	11.008718	0.42%	195,760	2006
	10.918983	10.962430	0.40%	167,708	2005
	10.439405	10.918983	4.59%	50,059	2004
	10.000000	10.439405	4.39%	3,072	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.645717	21.088094	13.10%	40,847	2006
	17.589721	18.645717	6.00%	42,152	2005
	14.599264	17.589721	20.48%	31,447	2004
	10.000000	14.599264	45.99%	3,846	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	15.018123	17.103366	13.88%	242,875	2006
	14.547372	15.018123	3.24%	234,079	2005
	13.336012	14.547372	9.08%	138,026	2004
	10.000000	13.336012	33.36%	16,757	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.545393	15.560255	14.87%	37,988	2006
	13.160630	13.545393	2.92%	34,603	2005
	12.704382	13.160630	3.59%	14,671	2004
	10.000000	12.704382	27.04%	994	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.828751	16.198118	2.33%	3,045	2006
	15.169524	15.828751	4.35%	3,391	2005
	13.819561	15.169524	9.77%	4,479	2004
	10.000000	13.819561	38.20%	398	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.966335	17.233521	15.15%	2,921	2006
	14.449822	14.966335	3.57%	5,834	2005
	13.349573	14.449822	8.24%	7,900	2004
	10.000000	13.349573	33.50%	1,479	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.833020	15.832465	14.45%	20,094	2006
	13.760220	13.833020	0.53%	22,606	2005
	12.996293	13.760220	5.88%	27,234	2004
	10.000000	12.996293	29.96%	3,102	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.315860	3.16%	10,937	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.478252	10.764091	2.73%	221,518	2006
	10.496221	10.478252	-0.17%	217,733	2005
	10.277156	10.496221	2.13%	157,703	2004
	10.000000	10.277156	2.77%	20,117	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.777855	18.705230	18.55%	317,963	2006
	15.118716	15.777855	4.36%	261,250	2005
	13.749992	15.118716	9.95%	137,706	2004
	10.000000	13.749992	37.50%	24,248	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.769421	15.559606	5.35%	97,936	2006
	14.161509	14.769421	4.29%	97,177	2005
	13.892476	14.161509	1.94%	71,973	2004
	10.000000	13.892476	38.92%	10,372	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	19.517361	22.722492	16.42%	10,476	2006
	16.621745	19.517361	17.42%	10,745	2005
	14.839398	16.621745	12.01%	11,290	2004
	10.000000	14.839398	48.39%	5,060	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.967855	15.102611	16.46%	124,907	2006
	11.047743	12.967855	17.38%	101,380	2005
	10.000000	11.047743	10.48%	50,498	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	17.599157	19.386149	10.15%	562,374	2006
	15.262532	17.599157	15.31%	397,601	2005
	13.407582	15.262532	13.84%	172,175	2004
	10.000000	13.407582	34.08%	16,860	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.721986	11.037441	2.94%	873,652	2006
	10.644691	10.721986	0.73%	286,600	2005
	10.335483	10.644691	2.99%	132,568	2004
	10.000000	10.335483	3.35%	20,689	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.673509	22.971128	11.11%	253,238	2006
	17.720724	20.673509	16.66%	204,921	2005
	14.380974	17.720724	23.22%	137,987	2004
	10.000000	14.380974	43.81%	17,648	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	19.017044	21.808314	14.68%	36,574	2006
	18.781893	19.017044	1.25%	31,674	2005
	16.690522	18.781893	12.53%	23,979	2004
	10.000000	16.690522	66.91%	6,401	2003*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.411310	15.460332	15.28%	35,049	2006
	10.000000	13.411310	34.11%	8,501	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.713685	11.605434	8.32%	16,741	2006
	10.000000	10.713685	7.14%	1,739	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	11.020914	12.169729	10.42%	61,530	2006
	10.000000	11.020914	10.21%	3,325	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.229430	12.535369	11.63%	19,760	2006
	10.000000	11.229430	12.29%	3,875	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.130667	11.31%	135,414	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.828269	17.168132	15.78%	432,966	2006
	14.503361	14.828269	2.24%	375,400	2005
	13.218232	14.503361	9.72%	138,090	2004
	10.000000	13.218232	32.18%	23,994	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	19.001500	21.973252	15.64%	138,228	2006
	17.672605	19.001500	7.52%	90,791	2005
	14.447416	17.672605	22.32%	37,505	2004
	10.000000	14.447416	44.47%	8,028	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.706625	16.098968	26.70%	50,692	2006
	10.000000	12.706625	27.07%	13,850	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.616721	21.149341	20.05%	17,346	2006
	16.176154	17.616721	8.91%	21,371	2005
	13.806194	16.176154	17.17%	30,349	2004
	10.000000	13.806194	38.06%	11,581	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	12.559684	15.080228	20.07%	360,712	2006
	11.536447	12.559684	8.87%	125,053	2005
	10.000000	11.536447	15.36%	35,533	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.805659	10.938098	11.55%	106,061	2006
	10.000000	9.805659	-1.94%	18,959	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.177656	14.505116	10.07%	19,447	2006
	12.381972	13.177656	6.43%	21,396	2005
	11.566752	12.381972	7.05%	32,350	2004
	10.000000	11.566752	15.67%	17,105	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.224004	17.499988	7.86%	7,665	2006
	14.581300	16.224004	11.27%	5,460	2005
	12.504147	14.581300	16.61%	5,385	2004
	10.000000	12.504147	25.04%	257	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.541326	17.041925	9.66%	831	2006
	14.174825	15.541326	9.64%	831	2005
	12.207678	14.174825	16.11%	966	2004
	10.000000	12.207678	22.08%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	22.102874	32.114149	45.29%	3,698	2006
	16.946477	22.102874	30.43%	3,699	2005
	14.444423	16.946477	17.32%	5,764	2004
	10.000000	14.444423	44.44%	3,441	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.889076	21.651999	45.42%	100,992	2006
	11.408889	14.889076	30.50%	8,616	2005
	10.000000	11.408889	14.09%	5,949	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.084028	10.387234	3.01%	690,329	2006
	10.055878	10.084028	0.28%	125,018	2005
	10.094213	10.055878	-0.38%	65,827	2004
	10.000000	10.094213	0.94%	16,335	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.054703	14.908348	6.07%	58,769	2006
	13.641189	14.054703	3.03%	53,716	2005
	12.662180	13.641189	7.73%	16,126	2004
	10.000000	12.662180	26.62%	2,850	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.713331	18.718319	19.12%	72,636	2006
	14.930108	15.713331	5.25%	36,095	2005
	13.153700	14.930108	13.51%	6,874	2004
	10.000000	13.153700	31.54%	1,312	2003*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.525720	11.481071	9.08%	25,903	2006
	10.437426	10.525720	0.85%	24,119	2005
	10.000000	10.437426	4.37%	14,188	2004*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	12.332932	14.337913	16.26%	20,790	2006
	11.312129	12.332932	9.02%	12,853	2005
	10.000000	11.312129	13.12%	7,206	2004*

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.735353	12.182386	13.48%	715	2006
	10.000000	10.735353	7.35%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.245460	10.832318	5.73%	5,092	2006
	10.000000	10.245460	2.45%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	11.067149	12.075370	9.11%	143,662	2006
	10.765357	11.067149	2.80%	131,889	2005
	10.000000	10.765357	7.65%	98,583	2004*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.299187	15.918034	4.04%	7,683	2006
	15.040887	15.299187	1.72%	5,752	2005
	13.600525	15.040887	10.59%	5,170	2004
	10.000000	13.600525	36.01%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.660586	14.106377	20.97%	439,521	2006
	10.000000	11.660586	16.61%	9,044	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	16.228316	18.363547	13.16%	6,735	2006
	14.473577	16.228316	12.12%	7,545	2005
	12.618652	14.473577	14.70%	10,756	2004
	10.000000	12.618652	26.19%	1,856	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.572994	12.691270	9.66%	23,488	2006
	10.000000	11.572994	15.73%	3,411	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.524712	16.325586	12.40%	547,272	2006
	13.750324	14.524712	5.63%	21,220	2005
	12.279585	13.750324	11.98%	10,850	2004
	10.000000	12.279585	22.80%	0	2003*

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.476339	4.76%	1,008,088	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.458382	4.58%	36,431	2006*

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.759272	7.59%	29,820	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.285224	2.85%	134,316	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.182227	14.412770	9.33%	42,121	2006
	13.025117	13.182227	1.21%	53,160	2005
	11.968242	13.025117	8.83%	89,347	2004
	10.000000	11.968242	19.68%	2,458	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.460288	11.436266	9.33%	102,554	2006
	10.000000	10.460288	4.60%	44,550	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	26.082562	35.146754	34.75%	767	2006
	19.938759	26.082562	30.81%	1,279	2005
	16.747920	19.938759	19.05%	1,280	2004
	10.000000	16.747920	67.48%	35	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	15.411174	20.803597	34.99%	45,587	2006
	11.767045	15.411174	30.97%	22,494	2005
	10.000000	11.767045	17.67%	7,932	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.776135	22.774262	35.75%	143	2006
	15.981879	16.776135	4.97%	144	2005
	12.479260	15.981879	28.07%	145	2004
	10.000000	12.479260	24.79%	146	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	16.442630	16.739290	1.80%	18,385	2006
	15.439101	16.442630	6.50%	16,918	2005
	13.801295	15.439101	11.87%	12,916	2004
	10.000000	13.801295	38.01%	2,913	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.723493	22.830704	15.75%	36,826	2006
	19.412385	19.723493	1.60%	31,723	2005
	16.785277	19.412385	15.65%	22,889	2004
	10.000000	16.785277	67.85%	2,201	2003*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	19.128034	21.130800	10.47%	158,258	2006
	17.275766	19.128034	10.72%	85,735	2005
	14.713013	17.275766	17.42%	52,566	2004
	10.000000	14.713013	47.13%	8,486	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.686302	22.181982	18.71%	72	2006
	17.062657	18.686302	9.52%	72	2005
	14.293379	17.062657	19.37%	118	2004
	10.000000	14.293379	42.93%	148	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.798176	15.997079	1.26%	52	2006
	14.771979	15.798176	6.95%	520	2005
	13.892828	14.771979	6.33%	814	2004
	10.000000	13.892828	38.93%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.558632	10.689855	1.24%	42,890	2006
	9.868478	10.558632	6.99%	26,999	2005
	10.000000	9.868478	-1.32%	6,629	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.477375	16.933436	9.41%	2,811	2006
	15.779251	15.477375	-1.91%	3,153	2005
	15.344055	15.779251	2.84%	3,730	2004
	10.000000	15.344055	53.44%	892	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.671538	11.730431	9.92%	6,269	2006
	10.879668	10.671538	-1.91%	3,255	2005
	10.000000	10.879668	8.80%	479	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.520907	10.747750	2.16%	826,936	2006
	10.306612	10.520907	2.08%	239,662	2005
	10.097116	10.306612	2.07%	126,068	2004
	10.000000	10.097116	0.97%	24,373	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.388958	11.952305	4.95%	773,895	2006
	11.152306	11.388958	2.12%	784,722	2005
	10.780499	11.152306	3.45%	615,201	2004
	10.000000	10.780499	7.80%	162,494	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.581077	13.484310	7.18%	1,923,386	2006
	12.180624	12.581077	3.29%	1,428,811	2005
	11.499098	12.180624	5.93%	973,442	2004
	10.000000	11.499098	14.99%	104,433	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.833145	15.226962	10.08%	6,334,735	2006
	13.283730	13.833145	4.14%	3,015,212	2005
	12.268354	13.283730	8.28%	1,607,992	2004
	10.000000	12.268354	22.68%	225,549	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.372992	17.406379	13.23%	4,518,346	2006
	14.524167	15.372992	5.84%	1,470,282	2005
	13.107980	14.524167	10.80%	880,437	2004
	10.000000	13.107980	31.08%	93,688	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.572991	19.146442	15.53%	450,815	2006
	15.533235	16.572991	6.69%	326,252	2005
	13.780963	15.533235	12.72%	186,381	2004
	10.000000	13.780963	37.81%	39,679	2003*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.553626	16.858186	8.39%	275,620	2006
	14.355939	15.553626	8.34%	27,238	2005
	12.605357	14.355939	13.89%	19,401	2004
	10.000000	12.605357	26.05%	616	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	10.062340	10.397563	3.33%	864,340	2006
	9.914556	10.062340	1.49%	514,625	2005
	9.949175	9.914556	-0.35%	76,313	2004
	10.000000	9.949175	-0.51%	28,572	2003*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	18.337868	18.035986	-1.65%	17,550	2006
	16.607640	18.337868	10.42%	13,681	2005
	14.987495	16.607640	10.81%	10,627	2004
	10.000000	14.987495	49.87%	2,677	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.879072	8.79%	394	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	18.081550	21.878393	21.00%	386	2006
	16.362769	18.081550	10.50%	386	2005
	13.794301	16.362769	18.62%	386	2004
	10.000000	13.794301	37.94%	0	2003*

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.708823	15.377993	21.00%	312,250	2006
	11.499254	12.708823	10.52%	86,788	2005
	10.000000	11.499254	14.99%	34,361	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.220786	19.793057	8.63%	89,577	2006
	16.442762	18.220786	10.81%	89,379	2005
	14.372884	16.442762	14.40%	59,615	2004
	10.000000	14.372884	43.73%	10,508	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	15.101256	16.928560	12.10%	418,420	2006
	14.271744	15.101256	5.81%	9,785	2005
	13.181105	14.271744	8.27%	4,985	2004
	10.000000	13.181105	31.81%	2,098	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	16.262888	18.577828	14.23%	453,418	2006
	15.826204	16.262888	2.76%	96,807	2005
	13.674044	15.826204	15.74%	45,580	2004
	10.000000	13.674044	36.74%	9,081	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.654865	12.078610	3.64%	113,884	2006
	11.538532	11.654865	1.01%	105,766	2005
	10.956856	11.538532	5.31%	47,128	2004
	10.000000	10.956856	9.57%	2,273	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.962433	15.927000	6.45%	155,812	2006
	14.434172	14.962433	3.66%	142,276	2005
	13.695987	14.434172	5.39%	70,004	2004
	10.000000	13.695987	36.96%	7,392	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	13.025388	15.116328	16.05%	273,346	2006
	11.553527	13.025388	12.74%	164,938	2005
	10.000000	11.553527	15.54%	81,272	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	20.120354	23.343167	16.02%	14,608	2006
	17.844773	20.120354	12.75%	15,691	2005
	15.185545	17.844773	17.51%	19,884	2004
	10.000000	15.185545	51.86%	6,972	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.158348	14.207523	7.97%	62,843	2006
	13.049343	13.158348	0.84%	62,281	2005
	12.141015	13.049343	7.48%	45,847	2004
	10.000000	12.141015	21.41%	10,370	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.834684	16.828784	13.44%	547,989	2006
	14.192053	14.834684	4.53%	95,916	2005
	13.154162	14.192053	7.89%	69,371	2004
	10.000000	13.154162	31.54%	17,866	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	19.370473	21.955079	13.34%	131,048	2006
	17.860093	19.370473	8.46%	47,036	2005
	15.160168	17.860093	17.81%	40,388	2004
	10.000000	15.160168	51.60%	4,257	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	14.086781	16.140864	14.58%	33,133	2006
	13.542179	14.086781	4.02%	34,344	2005
	12.329674	13.542179	9.83%	16,315	2004
	10.000000	12.329674	23.30%	1,928	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	16.179193	20.426997	26.25%	1,986	2006
	14.587540	16.179193	10.91%	1,986	2005
	12.700361	14.587540	14.86%	1,986	2004
	10.000000	12.700361	27.00%	365	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.759864	13.299138	4.23%	9,086	2006
	12.212644	12.759864	4.48%	8,899	2005
	11.762739	12.212644	3.82%	9,891	2004
	10.000000	11.762739	17.63%	3,534	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.228572	12.135271	8.07%	39,369	2006
	10.000000	11.228572	12.29%	19,173	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.555654	12.380437	17.29%	131,784	2006
	10.000000	10.555654	5.56%	40,838	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.050393	10.335073	2.83%	34,119	2006
	10.000000	10.050393	0.50%	10,898	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.714855	10.969146	2.37%	433,087	2006
	10.428901	10.714855	2.74%	54,759	2005
	10.137329	10.428901	2.88%	32,933	2004
	10.000000	10.137329	1.37%	5,646	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.233456	16.685601	9.53%	3,065	2006
	13.742442	15.233456	10.85%	3,071	2005
	12.629396	13.742442	8.81%	3,461	2004
	10.000000	12.629396	26.29%	164	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	21.047666	28.643765	36.09%	121,578	2006
	18.236920	21.047666	15.41%	85,799	2005
	13.558296	18.236920	34.51%	49,711	2004
	10.000000	13.558296	35.58%	5,876	2003*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.302277	14.948726	12.38%	7,772	2006
	12.374294	13.302277	7.50%	5,059	2005
	11.414887	12.374294	8.40%	2,094	2004
	10.000000	11.414887	14.15%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.598769	11.749097	10.85%	0	2006
	10.212427	10.598769	3.78%	0	2005
	10.000000	10.212427	2.12%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.528495	10.652087	1.17%	0	2006
	10.076254	10.528495	4.49%	0	2005
	10.000000	10.076254	0.76%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	10.140545	10.467423	3.22%	576	2006
	10.003597	10.140545	1.37%	0	2005
	10.000000	10.003597	0.04%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.200593	13.591399	21.35%	0	2006
	10.664779	11.200593	5.02%	0	2005
	10.000000	10.664779	6.65%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.122304	10.388093	2.63%	2,116	2006
	10.049066	10.122304	0.73%	2,116	2005
	10.000000	10.049066	0.49%	0	2004*

Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	16.051510	17.902778	11.53%	26,880	2006
	15.417269	16.051510	4.11%	28,670	2005
	14.085680	15.417269	9.45%	22,333	2004
	10.000000	14.085680	40.86%	8,227	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.066022	15.779518	4.74%	6,319	2006
	14.050854	15.066022	7.22%	7,237	2005
	13.381288	14.050854	5.00%	6,310	2004
	10.000000	13.381288	33.81%	1,069	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	17.175844	19.719076	14.81%	3,660	2006
	15.917685	17.175844	7.90%	3,888	2005
	13.983912	15.917685	13.83%	2,677	2004
	10.000000	13.983912	39.84%	839	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.548302	17.962295	15.53%	26,393	2006
	15.052725	15.548302	3.29%	28,020	2005
	13.705252	15.052725	9.83%	29,261	2004
	10.000000	13.705252	37.05%	3,957	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.341435	20.685110	12.78%	4,681	2006
	17.417912	18.341435	5.30%	4,297	2005
	14.812882	17.417912	17.59%	4,311	2004
	10.000000	14.812882	48.13%	2,533	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.472068	17.848184	15.36%	4,657	2006
	14.990212	15.472068	3.21%	4,782	2005
	13.484369	14.990212	11.17%	5,425	2004
	10.000000	13.484369	34.84%	2,795	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.457830	20.274075	23.19%	1,674	2006
	14.734389	16.457830	11.70%	1,705	2005
	13.000128	14.734389	13.34%	2,260	2004
	10.000000	13.000128	30.00%	2,005	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.568969	15.498527	23.31%	12,023	2006
	11.266025	12.568969	11.57%	10,925	2005
	10.000000	11.266025	12.66%	5,101	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.213063	13.312954	18.73%	5,186	2006
	10.000000	11.213063	12.13%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.356634	13.697230	-4.59%	6,886	2006
	14.256328	14.356634	0.70%	8,419	2005
	13.054328	14.256328	9.21%	2,014	2004
	10.000000	13.054328	30.54%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.887628	18.586472	16.99%	42,211	2006
	15.343342	15.887628	3.55%	30,525	2005
	13.608621	15.343342	12.75%	17,852	2004
	10.000000	13.608621	36.09%	4,169	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.360689	12.214779	7.52%	0	2006
	10.000000	11.360689	13.61%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.929220	10.964296	0.32%	39,763	2006
	10.896901	10.929220	0.30%	38,413	2005
	10.428842	10.896901	4.49%	20,684	2004
	10.000000	10.428842	4.29%	13,245	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.591598	21.005675	12.98%	9,661	2006
	17.556363	18.591598	5.90%	10,218	2005
	14.586335	17.556363	20.36%	9,543	2004
	10.000000	14.586335	45.86%	2,133	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	14.974545	17.036532	13.77%	137,054	2006
	14.519795	14.974545	3.13%	148,379	2005
	13.324207	14.519795	8.97%	153,060	2004
	10.000000	13.324207	33.24%	9,618	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.506071	15.499446	14.76%	6,878	2006
	13.135669	13.506071	2.82%	9,108	2005
	12.693121	13.135669	3.49%	9,769	2004
	10.000000	12.693121	26.93%	4,212	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.782822	16.134823	2.23%	1,949	2006
	15.140778	15.782822	4.24%	1,936	2005
	13.807334	15.140778	9.66%	1,926	2004
	10.000000	13.807334	38.07%	634	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.922889	17.166181	15.03%	2,516	2006
	14.422425	14.922889	3.47%	2,825	2005
	13.337753	14.422425	8.13%	6,565	2004
	10.000000	13.337753	33.38%	1,934	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.792857	15.770575	14.34%	4,253	2006
	13.734130	13.792857	0.43%	4,557	2005
	12.984783	13.734130	5.77%	5,020	2004
	10.000000	12.984783	29.85%	2,166	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.308929	3.09%	301	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.447837	10.722007	2.62%	79,935	2006
	10.476314	10.447837	-0.27%	80,760	2005
	10.268046	10.476314	2.03%	66,728	2004
	10.000000	10.268046	2.68%	18,490	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.732068	18.632135	18.43%	83,339	2006
	15.090059	15.732068	4.25%	101,151	2005
	13.737819	15.090059	9.84%	90,078	2004
	10.000000	13.737819	37.38%	27,583	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.726525	15.498745	5.24%	34,636	2006
	14.134644	14.726525	4.19%	35,853	2005
	13.880172	14.134644	1.83%	33,609	2004
	10.000000	13.880172	38.80%	11,640	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	19.460718	22.633693	16.30%	7,448	2006
	16.590238	19.460718	17.30%	7,449	2005
	14.826272	16.590238	11.90%	7,529	2004
	10.000000	14.826272	48.26%	9,671	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.946101	15.062075	16.34%	21,567	2006
	11.040339	12.946101	17.26%	24,284	2005
	10.000000	11.040339	10.40%	20,248	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	17.548084	19.310395	10.04%	118,574	2006
	15.233609	17.548084	15.19%	113,234	2005
	13.395716	15.233609	13.72%	71,335	2004
	10.000000	13.395716	33.96%	16,667	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.690860	10.994286	2.84%	99,757	2006
	10.624499	10.690860	0.62%	105,480	2005
	10.326328	10.624499	2.89%	63,538	2004
	10.000000	10.326328	3.26%	9,049	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.613534	22.881386	11.00%	60,078	2006
	17.687147	20.613534	16.55%	71,565	2005
	14.368243	17.687147	23.10%	45,338	2004
	10.000000	14.368243	43.68%	16,846	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.961867	21.723116	14.56%	4,111	2006
	18.746295	18.961867	1.15%	10,491	2005
	16.675759	18.746295	12.42%	14,459	2004
	10.000000	16.675759	66.76%	1,269	2003*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.402323	15.434380	15.16%	9,011	2006
	10.000000	13.402323	34.02%	5,985	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.706491	11.585934	8.21%	0	2006
	10.000000	10.706491	7.06%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	11.013523	12.149289	10.31%	28,317	2006
	10.000000	11.013523	10.14%	18,939	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.221906	12.514327	11.52%	0	2006
	10.000000	11.221906	12.22%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.123200	11.23%	27,045	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.785234	17.101050	15.66%	145,985	2006
	14.475864	14.785234	2.14%	130,033	2005
	13.206529	14.475864	9.61%	118,733	2004
	10.000000	13.206529	32.07%	22,604	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.946391	21.887430	15.52%	37,660	2006
	17.639138	18.946391	7.41%	38,850	2005
	14.434639	17.639138	22.20%	34,312	2004
	10.000000	14.434639	44.35%	8,564	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.698125	16.071961	26.57%	3,900	2006
	10.000000	12.698125	26.98%	2,365	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.565594	21.066692	19.93%	11,411	2006
	16.145493	17.565594	8.80%	12,745	2005
	13.793976	16.145493	17.05%	15,337	2004
	10.000000	13.793976	37.94%	11,725	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	12.538624	15.039750	19.95%	45,034	2006
	11.528731	12.538624	8.76%	46,574	2005
	10.000000	11.528731	15.29%	25,337	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.799086	10.919750	11.44%	2,110	2006
	10.000000	9.799086	-2.01%	8,439	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.139386	14.448401	9.96%	18,292	2006
	12.358479	13.139386	6.32%	16,146	2005
	11.556502	12.358479	6.94%	15,157	2004
	10.000000	11.556502	15.57%	6,258	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.176919	17.431602	7.76%	1,434	2006
	14.553654	16.176919	11.15%	1,435	2005
	12.493074	14.553654	16.49%	1,435	2004
	10.000000	12.493074	24.93%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.499490	16.978913	9.54%	253	2006
	14.150937	15.499490	9.53%	1,506	2005
	12.199437	14.150937	16.00%	0	2004
	10.000000	12.199437	21.99%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	22.038767	31.988725	45.15%	2,946	2006
	16.914366	22.038767	30.30%	2,946	2005
	14.431628	16.914366	17.20%	2,946	2004
	10.000000	14.431628	44.32%	1,826	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.864113	21.593898	45.28%	6,875	2006
	11.401257	14.864113	30.37%	1,713	2005
	10.000000	11.401257	14.01%	1,955	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.054736	10.346619	2.90%	23,644	2006
	10.036805	10.054736	0.18%	23,301	2005
	10.085267	10.036805	-0.48%	18,426	2004
	10.000000	10.085267	0.85%	12,546	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.013917	14.850087	5.97%	18,715	2006
	13.615317	14.013917	2.93%	19,005	2005
	12.650967	13.615317	7.62%	16,907	2004
	10.000000	12.650967	26.51%	9,175	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.667692	18.645132	19.00%	20,273	2006
	14.901771	15.667692	5.14%	15,531	2005
	13.142033	14.901771	13.39%	2,431	2004
	10.000000	13.142033	31.42%	1,590	2003*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.508501	11.450729	8.97%	24,257	2006
	10.430854	10.508501	0.74%	25,397	2005
	10.000000	10.430854	4.31%	17,851	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	12.312728	14.299977	16.14%	27,128	2006
	11.305002	12.312728	8.91%	29,315	2005
	10.000000	11.305002	13.05%	18319	2004*

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.728161	12.161943	13.36%	0	2006
	10.000000	10.728161	7.28%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.238585	10.814143	5.62%	0	2006
	10.000000	10.238585	2.39%	1,297	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	11.049034	12.043451	9.00%	168,209	2006
	10.758576	11.049034	2.70%	180,933	2005
	10.000000	10.758576	7.59%	139,437	2004*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.254782	15.855812	3.94%	0	2006
	15.012368	15.254782	1.61%	0	2005
	13.588485	15.012368	10.48%	0	2004
	10.000000	13.588485	35.88%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.652777	14.082703	20.85%	1,524	2006
	10.000000	11.652777	16.53%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	16.179205	18.289499	13.04%	12,975	2006
	14.444346	16.179205	12.01%	14,907	2005
	12.605911	14.444346	14.58%	16,471	2004
	10.000000	12.605911	26.06%	11,770	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.565237	12.669977	9.55%	120	2006
	10.000000	11.565237	15.65%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.485598	16.265200	12.29%	2,375	2006
	13.727148	14.485598	5.53%	1,665	2005
	12.271291	13.727148	11.86%	641	2004
	10.000000	12.271291	22.71%	139	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.469308	4.69%	11,064	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.451366	4.51%	9,282	2006*

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.752059	7.52%	2,336	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.278312	2.78%	17,108	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.143946	14.356419	9.22%	28,463	2006
	13.000404	13.143946	1.10%	34,678	2005
	11.957633	13.000404	8.72%	48,928	2004
	10.000000	11.957633	19.58%	21,209	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.453271	11.417078	9.22%	40,090	2006
	10.000000	10.453271	4.53%	45,144	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	26.006933	35.009514	34.62%	29	2006
	19.900995	26.006933	30.68%	29	2005
	16.733125	19.900995	18.93%	29	2004
	10.000000	16.733125	67.33%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	15.385337	20.747777	34.85%	8,330	2006
	11.759167	15.385337	30.84%	6,331	2005
	10.000000	11.759167	17.59%	2,296	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.727465	22.685309	35.62%	0	2006
	15.951604	16.727465	4.86%	0	2005
	12.468206	15.951604	27.94%	0	2004
	10.000000	12.468206	24.68%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	16.394915	16.673865	1.70%	8,320	2006
	15.409829	16.394915	6.39%	10,263	2005
	13.789075	15.409829	11.75%	7,424	2004
	10.000000	13.789075	37.89%	2,263	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.666249	22.741481	15.64%	14,533	2006
	19.375585	19.666249	1.50%	14,567	2005
	16.770427	19.375585	15.53%	13,214	2004
	10.000000	16.770427	67.70%	3,049	2003*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	19.072534	21.048246	10.36%	13,314	2006
	17.243018	19.072534	10.61%	17,030	2005
	14.699991	17.243018	17.30%	11,155	2004
	10.000000	14.699991	47.00%	1,869	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.632103	22.095330	18.59%	5,125	2006
	17.030331	18.632103	9.41%	5,125	2005
	14.280735	17.030331	19.25%	5,125	2004
	10.000000	14.280735	42.81%	5,125	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.752304	15.934534	1.16%	5,688	2006
	14.743956	15.752304	6.84%	5,688	2005
	13.880513	14.743956	6.22%	6,944	2004
	10.000000	13.880513	38.81%	5,201	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.540929	10.661158	1.14%	6,911	2006
	9.861876	10.540929	6.89%	7,002	2005
	10.000000	9.861876	-1.38%	2,532	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.432446	16.867247	9.30%	4,628	2006
	15.749339	15.432446	-2.01%	4,663	2005
	15.330481	15.749339	2.73%	4,663	2004
	10.000000	15.330481	53.30%	4,628	2003*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.653637	11.698941	9.81%	2,580	2006
	10.872389	10.653637	-2.01%	4,047	2005
	10.000000	10.872389	8.72%	664	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.490339	10.705704	2.05%	92,522	2006
	10.287039	10.490339	1.98%	98,014	2005
	10.088161	10.287039	1.97%	84,422	2004
	10.000000	10.088161	0.88%	10,075	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.355896	11.905582	4.84%	111,203	2006
	11.131149	11.355896	2.02%	159,442	2005
	10.770944	11.131149	3.34%	153,617	2004
	10.000000	10.770944	7.71%	33,156	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.544538	13.431593	7.07%	318,931	2006
	12.157509	12.544538	3.18%	335,518	2005
	11.488900	12.157509	5.82%	312,366	2004
	10.000000	11.488900	14.89%	59,466	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.792985	15.167450	9.96%	906,993	2006
	13.258532	13.792985	4.03%	926,627	2005
	12.257476	13.258532	8.17%	889,504	2004
	10.000000	12.257476	22.57%	165,669	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.328374	17.338348	13.11%	545,369	2006
	14.496628	15.328374	5.74%	591,529	2005
	13.096373	14.496628	10.69%	593,289	2004
	10.000000	13.096373	30.96%	145,784	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.524893	19.071621	15.41%	83,136	2006
	15.503787	16.524893	6.59%	81,133	2005
	13.768764	15.503787	12.60%	68,228	2004
	10.000000	13.768764	37.69%	15,293	2003*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.511752	16.795833	8.28%	14,583	2006
	14.331734	15.511752	8.23%	15,258	2005
	12.596855	14.331734	13.77%	10,750	2004
	10.000000	12.596855	25.97%	3,645	2003*

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	10.032727	10.356504	3.23%	96,257	2006
	9.895360	10.032727	1.39%	85,361	2005
	9.939966	9.895360	-0.45%	97,787	2004
	10.000000	9.939966	-0.60%	421	2003*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	18.284643	17.965491	-1.75%	5,094	2006
	16.576159	18.284643	10.31%	14,597	2005
	14.974233	16.576159	10.70%	1,965	2004
	10.000000	14.974233	49.74%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.871766	8.72%	319	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	18.032864	21.797487	20.88%	1,615	2006
	16.335191	18.032864	10.39%	1,889	2005
	13.784997	16.335191	18.50%	1,893	2004
	10.000000	13.784997	37.85%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.687509	15.336721	20.88%	24,152	2006
	11.491561	12.687509	10.41%	24,019	2005
	10.000000	11.491561	14.92%	6,872	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.167905	19.715712	8.52%	8,558	2006
	16.411579	18.167905	10.70%	8,978	2005
	14.360150	16.411579	14.29%	6,774	2004
	10.000000	14.360150	43.60%	1,859	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	15.057436	16.862404	11.99%	2,177	2006
	14.244700	15.057436	5.71%	1,672	2005
	13.169445	14.244700	8.16%	714	2004
	10.000000	13.169445	31.69%	313	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	16.215677	18.505212	14.12%	21,209	2006
	15.796192	16.215677	2.66%	26,259	2005
	13.661931	15.796192	15.62%	22,437	2004
	10.000000	13.661931	36.62%	761	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.621015	12.031384	3.53%	34,111	2006
	11.516635	11.621015	0.91%	32,952	2005
	10.947135	11.516635	5.20%	16,845	2004
	10.000000	10.947135	9.47%	1,002	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.918999	15.864737	6.34%	51,734	2006
	14.406804	14.918999	3.56%	68,243	2005
	13.683857	14.406804	5.28%	67,772	2004
	10.000000	13.683857	36.84%	18,601	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	13.003547	15.075751	15.94%	47,480	2006
	11.545805	13.003547	12.63%	41,715	2005
	10.000000	11.545805	15.46%	25,254	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	20.061994	23.251982	15.90%	14,840	2006
	17.810972	20.061994	12.64%	15,759	2005
	15.172123	17.810972	17.39%	19,466	2004
	10.000000	15.172123	51.72%	15,706	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.120155	14.151995	7.86%	36,995	2006
	13.024605	13.120155	0.73%	39,864	2005
	12.130260	13.024605	7.37%	36,396	2004
	10.000000	12.130260	21.30%	17,040	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.791636	16.763040	13.33%	45,831	2006
	14.165148	14.791636	4.42%	46,775	2005
	13.142514	14.165148	7.78%	40,614	2004
	10.000000	13.142514	31.43%	11,926	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	19.314296	21.869330	13.23%	19,132	2006
	17.826274	19.314296	8.35%	18,983	2005
	15.146754	17.826274	17.69%	15,579	2004
	10.000000	15.146754	51.47%	4,519	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	14.048844	16.081163	14.47%	5,732	2006
	13.519348	14.048844	3.92%	6,791	2005
	12.321351	13.519348	9.72%	8,036	2004
	10.000000	12.321351	23.21%	2,550	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	16.135628	20.351449	26.13%	3,413	2006
	14.562944	16.135628	10.80%	3,413	2005
	12.691782	14.562944	14.74%	7,498	2004
	10.000000	12.691782	26.92%	1,876	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.725497	13.249928	4.12%	4,388	2006
	12.192050	12.725497	4.38%	4,406	2005
	11.754791	12.192050	3.72%	4,730	2004
	10.000000	11.754791	17.55%	2,927	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.221044	12.114909	7.97%	1,063	2006
	10.000000	11.221044	12.21%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.548574	12.359645	17.17%	4,339	2006
	10.000000	10.548574	5.49%	3,062	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.043651	10.317721	2.73%	437	2006
	10.000000	10.043651	0.44%	424	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.685986	10.928553	2.27%	23,680	2006
	10.411305	10.685986	2.64%	26,776	2005
	10.130478	10.411305	2.77%	13,991	2004
	10.000000	10.130478	1.30%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.187336	16.618318	9.42%	718	2006
	13.714668	15.187336	10.74%	718	2005
	12.616630	13.714668	8.70%	718	2004
	10.000000	12.616630	26.17%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.983981	28.528336	35.95%	29,616	2006
	18.200086	20.983981	15.30%	34,026	2005
	13.544596	18.200086	34.37%	34,492	2004
	10.000000	13.544596	35.45%	9,231	2003*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.270331	14.897796	12.26%	28,121	2006
	12.357046	13.270331	7.39%	27,868	2005
	11.410528	12.357046	8.30%	25,213	2004
	10.000000	11.410528	14.11%	496	2003*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.586749	11.723930	10.74%	0	2006
	10.211130	10.586749	3.68%	0	2005
	10.000000	10.211130	2.11%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.516545	10.629266	1.07%	0	2006
	10.074974	10.516545	4.38%	0	2005
	10.000000	10.074974	0.75%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	10.129026	10.444986	3.12%	0	2006
	10.002325	10.129026	1.27%	0	2005
	10.000000	10.002325	0.02%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.187883	13.562271	21.22%	0	2006
	10.663426	11.187883	4.92%	0	2005
	10.000000	10.663426	6.63%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.110805	10.365824	2.52%	0	2006
	10.047787	10.110805	0.63%	0	2005
	10.000000	10.047787	0.48%	0	2004*

Additional Contract Options Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	16.004887	17.832756	11.42%	20,506	2006
	15.388014	16.004887	4.01%	18,763	2005
	14.073205	15.388014	9.34%	16,061	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.022230	15.717766	4.63%	2,222	2006
	14.024174	15.022230	7.12%	590	2005
	13.369420	14.024174	4.90%	884	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	17.125947	19.641943	14.69%	4,237	2006
	15.887478	17.125947	7.80%	1,903	2005
	13.971519	15.887478	13.71%	76	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.503132	17.892030	15.41%	0	2006
	15.024168	15.503132	3.19%	0	2005
	13.693110	15.024168	9.72%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.288161	20.604211	12.66%	0	2006
	17.384867	18.288161	5.20%	0	2005
	14.799761	17.384867	17.47%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.427120	17.778371	15.24%	0	2006
	14.961770	15.427120	3.11%	0	2005
	13.472415	14.961770	11.05%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.410018	20.194760	23.06%	0	2006
	14.706434	16.410018	11.58%	0	2005
	12.988607	14.706434	13.23%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.547875	15.456890	23.18%	5,920	2006
	11.258483	12.547875	11.45%	10,096	2005
	10.000000	11.258483	12.58%	7,743	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.205543	13.290580	18.61%	20,386	2006
	10.000000	11.205543	12.06%	2,551	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.314882	13.643594	-4.69%	9,425	2006
	14.229237	14.314882	0.60%	9,087	2005
	13.042741	14.229237	9.10%	5,072	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.841458	18.513763	16.87%	58,593	2006
	15.314219	15.841458	3.44%	44,782	2005
	13.596560	15.314219	12.63%	3,153	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.353071	12.194259	7.41%	3,605	2006
	10.000000	11.353071	13.53%	3,079	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.896084	10.920015	0.22%	44,545	2006
	10.874842	10.896084	0.20%	34,873	2005
	10.418281	10.874842	4.38%	5,682	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.537637	20.923558	12.87%	11,049	2006
	17.523087	18.537637	5.79%	9,649	2005
	14.573424	17.523087	20.24%	1,182	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	14.931032	16.969878	13.66%	57,865	2006
	14.492244	14.931032	3.03%	28,114	2005
	13.312395	14.492244	8.86%	9,891	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.466826	15.438813	14.64%	5,441	2006
	13.110738	13.466826	2.72%	2,824	2005
	12.681876	13.110738	3.38%	1,659	2004

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.736972	16.071699	2.13%	0	2006
	15.112039	15.736972	4.14%	0	2005
	13.795093	15.112039	9.55%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.879524	17.099009	14.92%	0	2006
	14.395052	14.879524	3.37%	0	2005
	13.325929	14.395052	8.02%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.752791	15.708894	14.22%	0	2006
	13.708073	13.752791	0.33%	0	2005
	12.973272	13.708073	5.66%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.302011	3.02%	3,458	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.417461	10.680041	2.52%	75,249	2006
	10.456416	10.417461	-0.37%	42,547	2005
	10.258926	10.456416	1.93%	15,943	2004

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.686349	18.559236	18.31%	111,587	2006
	15.061405	15.686349	4.15%	79,839	2005
	13.725633	15.061405	9.73%	25,395	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.683761	15.438157	5.14%	17,391	2006
	14.107836	14.683761	4.08%	18,227	2005
	13.867877	14.107836	1.73%	8,375	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	19.404191	22.545159	16.19%	0	2006
	16.558753	19.404191	17.18%	0	2005
	14.813129	16.558753	11.78%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.924386	15.021620	16.23%	36,233	2006
	11.032954	12.924386	17.14%	19,124	2005
	10.000000	11.032954	10.33%	3,320	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	17.497119	19.234868	9.93%	315,457	2006
	15.204703	17.497119	15.08%	195,060	2005
	13.383843	15.204703	13.60%	33,820	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.659771	10.951260	2.73%	250,859	2006
	10.604314	10.659771	0.52%	85,834	2005
	10.317150	10.604314	2.78%	13,735	2004

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.553638	22.791856	10.89%	90,430	2006
	17.653567	20.553638	16.43%	63,770	2005
	14.355502	17.653567	22.97%	15,423	2004

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.906801	21.638152	14.45%	8,847	2006
	18.710736	18.906801	1.05%	4,931	2005
	16.660993	18.710736	12.30%	2,540	2004

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.393345	15.408470	15.05%	25,521	2006
	10.000000	13.393345	33.93%	11,238	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.699312	11.566476	8.10%	1,383	2006
	10.000000	10.699312	6.99%	1,334	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	11.006133	12.128889	10.20%	11,778	2006
	10.000000	11.006133	10.06%	7,778	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.214376	12.493309	11.40%	9,798	2006
	10.000000	11.214376	12.14%	8,072	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.115728	11.16%	127,554	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.742263	17.034126	15.55%	196,130	2006
	14.448376	14.742263	2.03%	148,451	2005
	13.194816	14.448376	9.50%	27,999	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.891360	21.801820	15.41%	45,090	2006
	17.605676	18.891360	7.30%	25,102	2005
	14.421856	17.605676	22.08%	6,810	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.689601	16.044958	26.44%	21,307	2006
	10.000000	12.689601	26.90%	6,674	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.514557	20.984278	19.81%	0	2006
	16.114848	17.514557	8.69%	0	2005
	13.781741	16.114848	16.93%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	12.517583	14.999358	19.83%	105,334	2006
	11.521015	12.517583	8.65%	62,925	2005
	10.000000	11.521015	15.21%	10,088	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.792491	10.901379	11.32%	52,757	2006
	10.000000	9.792491	-2.08%	32,060	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.101199	14.391860	9.85%	0	2006
	12.335019	13.101199	6.21%	0	2005
	11.546244	12.335019	6.83%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.129914	17.363405	7.65%	0	2006
	14.526022	16.129914	11.04%	0	2005
	12.481987	14.526022	16.38%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.457703	16.916039	9.43%	0	2006
	14.127044	15.457703	9.42%	0	2005
	12.191193	14.127044	15.88%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.974735	31.863601	45.00%	0	2006
	16.882250	21.974735	30.16%	0	2005
	14.418830	16.882250	17.08%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.839181	21.535931	45.13%	27,083	2006
	11.393616	14.839181	30.24%	0	2005
	10.000000	11.393616	13.94%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.025491	10.306104	2.80%	96,334	2006
	10.017727	10.025491	0.08%	5,768	2005
	10.076302	10.017727	-0.58%	2,568	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.973177	14.791974	5.86%	9,582	2006
	13.589474	13.973177	2.82%	9,383	2005
	12.639747	13.589474	7.51%	4,984	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.622179	18.572196	18.88%	21,146	2006
	14.873499	15.622179	5.03%	13,825	2005
	13.130385	14.873499	13.28%	2,936	2004

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.491248	11.420371	8.86%	558	2006
	10.424262	10.491248	0.64%	549	2005
	10.000000	10.424262	4.24%	539	2004*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	12.292554	14.262143	16.02%	7,837	2006
	11.297874	12.292554	8.80%	3,277	2005
	10.000000	11.297874	12.98%	1,389	2004*

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.720957	12.141512	13.25%	21,352	2006
	10.000000	10.720957	7.21%	7,970	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.231715	10.795967	5.51%	2,374	2006
	10.000000	10.231715	2.32%	1,565	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	11.030903	12.011541	8.89%	58,551	2006
	10.751789	11.030903	2.60%	17,297	2005
	10.000000	10.751789	7.52%	7,485	2004*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.210473	15.793777	3.83%	1,595	2006
	14.983876	15.210473	1.51%	1,527	2005
	13.576436	14.983876	10.37%	280	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.644955	14.059053	20.73%	75,054	2006
	10.000000	11.644955	16.45%	4,389	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	16.130170	18.215654	12.93%	0	2006
	14.415115	16.130170	11.90%	0	2005
	12.593155	14.415115	14.47%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.557485	12.648699	9.44%	15,506	2006
	10.000000	11.557485	15.57%	6,919	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.446550	16.204973	12.17%	98,983	2006
	13.703983	14.446550	5.42%	10,049	2005
	12.263001	13.703983	11.75%	0	2004

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.462278	4.62%	185,420	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.444352	4.44%	52,019	2006*

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.744833	7.45%	16,329	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.271422	2.71%	106,213	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.105761	14.300269	9.11%	15,275	2006
	12.975746	13.105761	1.00%	18,896	2005
	11.947040	12.975746	8.61%	13,116	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.446260	11.397886	9.11%	54,423	2006
	10.000000	10.446260	4.46%	21,560	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	25.931436	34.872641	34.48%	0	2006
	19.863252	25.931436	30.55%	0	2005
	16.718312	19.863252	18.81%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	15.359531	20.692063	34.72%	11,830	2006
	11.751298	15.359531	30.70%	4,318	2005
	10.000000	11.751298	17.51%	1,836	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.678871	22.596579	35.48%	0	2006
	15.921330	16.678871	4.76%	0	2005
	12.457147	15.921330	27.81%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	16.347294	16.608641	1.60%	4,301	2006
	15.380584	16.347294	6.29%	5,751	2005
	13.776862	15.380584	11.64%	3,886	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.609138	22.652544	15.52%	4,731	2006
	19.338845	19.609138	1.40%	4,784	2005
	16.755579	19.338845	15.42%	7,999	2004

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	19.017136	20.965911	10.25%	67,511	2006
	17.210305	19.017136	10.50%	36,509	2005
	14.686966	17.210305	17.18%	3,061	2004

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.577972	22.008903	18.47%	0	2006
	16.998015	18.577972	9.29%	0	2005
	14.268078	16.998015	19.13%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.706539	15.872189	1.05%	0	2006
	14.715980	15.706539	6.73%	0	2005
	13.868219	14.715980	6.11%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.523208	10.632482	1.04%	18,597	2006
	9.855258	10.523208	6.78%	15,883	2005
	10.000000	9.855258	-1.45%	7,057	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.387634	16.801285	9.19%	0	2006
	15.719468	15.387634	-2.11%	0	2005
	15.316906	15.719468	2.63%	0	2004

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.635740	11.667491	9.70%	4,933	2006
	10.865109	10.635740	-2.11%	5,172	2005
	10.000000	10.865109	8.65%	2,316	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.459828	10.663790	1.95%	228,873	2006
	10.267502	10.459828	1.87%	116,269	2005
	10.079205	10.267502	1.87%	7,882	2004

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.322875	11.858987	4.73%	58,131	2006
	11.110005	11.322875	1.92%	39,030	2005
	10.761380	11.110005	3.24%	19,430	2004

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.508072	13.379019	6.96%	596,207	2006
	12.134419	12.508072	3.08%	397,444	2005
	11.478708	12.134419	5.71%	181,150	2004

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.752881	15.108073	9.85%	1,690,460	2006
	13.233347	13.752881	3.93%	934,636	2005
	12.246598	13.233347	8.06%	368,333	2004

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.283830	17.270506	13.00%	1,229,473	2006
	14.469114	15.283830	5.63%	508,229	2005
	13.084763	14.469114	10.58%	196,663	2004

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.476890	18.997011	15.29%	169,276	2006
	15.474378	16.476890	6.48%	109,820	2005
	13.756567	15.474378	12.49%	78,542	2004

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.469944	16.733650	8.17%	67,018	2006
	14.307548	15.469944	8.12%	16,844	2005
	12.588338	14.307548	13.66%	9,987	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	10.003163	10.315557	3.12%	134,819	2006
	9.876176	10.003163	1.29%	75,802	2005
	9.930753	9.876176	-0.55%	5,174	2004

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	18.231542	17.895219	-1.84%	15,415	2006
	16.544715	18.231542	10.20%	9,273	2005
	14.960970	16.544715	10.59%	157	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.864484	8.64%	5,783	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.984275	21.716813	20.75%	0	2006
	16.307636	17.984275	10.28%	0	2005
	13.775679	16.307636	18.38%	0	2004

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.666214	15.295515	20.76%	87,810	2006
	11.483870	12.666214	10.30%	21,980	2005
	10.000000	11.483870	14.84%	5,466	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.115151	19.638607	8.41%	12,870	2006
	16.380448	18.115151	10.59%	3,719	2005
	14.347431	16.380448	14.17%	1,739	2004

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	15.013691	16.796453	11.87%	74,570	2006
	14.217659	15.013691	5.60%	1,952	2005
	13.157764	14.217659	8.06%	166	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	16.168555	18.432802	14.00%	77,358	2006
	15.766205	16.168555	2.55%	10,602	2005
	13.649814	15.766205	15.50%	4,422	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.587251	11.984317	3.43%	61,882	2006
	11.494784	11.587251	0.80%	45,631	2005
	10.937420	11.494784	5.10%	7,270	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.875646	15.802660	6.23%	50,761	2006
	14.379450	14.875646	3.45%	55,417	2005
	13.671725	14.379450	5.18%	14,772	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.981744	15.035283	15.82%	129,577	2006
	11.538075	12.981744	12.51%	88,124	2005
	10.000000	11.538075	15.38%	22,298	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	20.003702	23.161016	15.78%	0	2006
	17.777160	20.003702	12.52%	0	2005
	15.158662	17.777160	17.27%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.082010	14.096606	7.76%	38,167	2006
	12.999875	13.082010	0.63%	36,285	2005
	12.119498	12.999875	7.26%	5,610	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.748650	16.697442	13.21%	116,589	2006
	14.138262	14.748650	4.32%	35,079	2005
	13.130858	14.138262	7.67%	13,014	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	19.258207	21.783803	13.11%	35,983	2006
	17.792456	19.258207	8.24%	13,176	2005
	15.133349	17.792456	17.57%	4,234	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	14.010980	16.021634	14.35%	3,091	2006
	13.496539	14.010980	3.81%	3,022	2005
	12.313029	13.496539	9.61%	1,803	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	16.092143	20.276123	26.00%	0	2006
	14.538385	16.092143	10.69%	0	2005
	12.683202	14.538385	14.63%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.691194	13.200866	4.02%	0	2006
	12.171471	12.691194	4.27%	0	2005
	11.476841	12.171471	3.61%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.213520	12.094552	7.86%	10,965	2006
	10.000000	11.213520	12.14%	3,658	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.541492	12.338884	17.05%	89,044	2006
	10.000000	10.541492	5.41%	28,776	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.036905	10.300379	2.63%	17,289	2006
	10.000000	10.036905	0.37%	14,219	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.657168	10.888066	2.17%	93,434	2006
	10.393726	10.657168	2.53%	27,327	2005
	10.123619	10.393726	2.67%	18,451	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.141320	16.551235	9.31%	0	2006
	13.686939	15.141320	10.63%	0	2005
	12.603873	13.686939	8.59%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.920423	28.413237	35.82%	65,519	2006
	18.163298	20.920423	15.18%	52,581	2005
	13.530910	18.163298	34.24%	11,833	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.238465	14.847020	12.15%	8,591	2006
	12.339824	13.238465	7.28%	2,394	2005
	11.406170	12.339824	8.19%	0	2004

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.574712	11.698785	10.63%	0	2006
	10.209829	10.574712	3.57%	0	2005
	10.000000	10.209829	2.10%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.504587	10.606455	0.97%	0	2006
	10.073693	10.504587	4.28%	0	2005
	10.000000	10.073693	0.74%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	10.117507	10.422572	3.02%	0	2006
	10.001051	10.117507	1.16%	0	2005
	10.000000	10.001051	0.01%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.175165	13.533175	21.10%	0	2006
	10.662071	11.175165	4.81%	0	2005
	10.000000	10.662071	6.62%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.099309	10.343582	2.42%	0	2006
	10.046508	10.099309	0.53%	0	2005
	10.000000	10.046508	0.47%	0	2004*

Additional Contract Options Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.981598	17.797806	11.36%	11,269	2006
	15.373394	15.981598	3.96%	9,246	2005
	14.066959	15.373394	9.29%	7,364	2004
	10.000000	14.066959	40.67%	433	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.000380	15.686972	4.58%	7,133	2006
	14.010856	15.000380	7.06%	2,192	2005
	13.363490	14.010856	4.84%	4,824	2004
	10.000000	13.363490	33.63%	2,632	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	17.101020	19.603447	14.63%	3,307	2006
	15.872381	17.101020	7.74%	3,402	2005
	13.965326	15.872381	13.66%	1,160	2004
	10.000000	13.965326	39.65%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.480541	17.856937	15.35%	31,060	2006
	15.009864	15.480541	3.14%	31,076	2005
	13.687020	15.009864	9.66%	33,612	2004
	10.000000	13.687020	36.87%	2,736	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.261561	20.563843	12.61%	33	2006
	17.368350	18.261561	5.14%	33	2005
	14.793193	17.368350	17.41%	34	2004
	10.000000	14.793193	47.93%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.404684	17.743553	15.18%	2,491	2006
	14.947564	15.404684	3.06%	1,151	2005
	13.466442	14.947564	11.00%	1,289	2004
	10.000000	13.466442	34.66%	227	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.386127	20.155172	23.00%	1,273	2006
	14.692453	16.386127	11.53%	1,273	2005
	12.982838	14.692453	13.17%	2,730	2004
	10.000000	12.982838	29.83%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.537328	15.436105	23.12%	1,528	2006
	11.254713	12.537328	11.40%	1,707	2005
	10.000000	11.254713	12.55%	420	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.201786	13.279416	18.55%	33,753	2006
	10.000000	11.201786	12.02%	2,775	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.294051	13.616854	-4.74%	3,024	2006
	14.215716	14.294051	0.55%	2,101	2005
	13.036956	14.215716	9.04%	0	2004
	10.000000	13.036956	30.37%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.818406	18.477480	16.81%	122,025	2006
	15.299668	15.818406	3.39%	54,874	2005
	13.590519	15.299668	12.58%	2,584	2004
	10.000000	13.590519	35.91%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.349262	12.184009	7.36%	3,048	2006
	10.000000	11.349262	13.49%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.879541	10.897925	0.17%	78,301	2006
	10.863822	10.879541	0.14%	82,198	2005
	10.413001	10.863822	4.33%	27,385	2004
	10.000000	10.413001	4.13%	11,150	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.125399	14.807242	12.81%	15,950	2006
	12.413331	13.125399	5.74%	3,697	2005
	10.329023	12.413331	20.18%	3,249	2004
	7.603070	10.329023	35.85%	1,639	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	14.909312	16.936638	13.60%	15,796	2006
	14.478475	14.909312	2.98%	13,288	2005
	13.306493	14.478475	8.81%	11,330	2004
	10.000000	13.306493	33.06%	323	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.447233	15.408556	14.59%	8,847	2006
	13.098276	13.447233	2.66%	9,139	2005
	12.676249	13.098276	3.33%	8,222	2004
	10.000000	12.676249	26.76%	214	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.714074	16.040210	2.08%	10,598	2006
	15.097688	15.714074	4.08%	10,598	2005
	13.788981	15.097688	9.49%	10,598	2004
	10.000000	13.788981	37.89%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.857889	17.065513	14.86%	113	2006
	14.381377	14.857889	3.31%	113	2005
	13.320016	14.381377	7.97%	114	2004
	10.000000	13.320016	33.20%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.732760	15.678084	14.17%	2,083	2006
	13.695033	13.732760	0.28%	2,346	2005
	12.967508	13.695033	5.61%	2,348	2004
	10.000000	12.967508	29.68%	473	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.298546	2.99%	2,651	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.402291	10.659108	2.47%	22,096	2006
	10.446467	10.402291	-0.42%	15,529	2005
	10.254363	10.446467	1.87%	10,860	2004
	10.000000	10.254363	2.54%	326	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.663521	18.522872	18.25%	21,579	2006
	15.047094	15.663521	4.10%	17,772	2005
	13.719547	15.047094	9.68%	10,867	2004
	10.000000	13.719547	37.20%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.662392	15.407887	5.08%	9,917	2006
	14.094424	14.662392	4.03%	9,721	2005
	13.861724	14.094424	1.68%	9,186	2004
	10.000000	13.861724	38.62%	192	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	19.375962	22.500984	16.13%	92	2006
	16.543030	19.375962	17.12%	92	2005
	14.806560	16.543030	11.73%	92	2004
	10.000000	14.806560	48.07%	44	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.913528	15.001417	16.17%	18,568	2006
	11.029257	12.913528	17.08%	5,603	2005
	10.000000	11.029257	10.29%	5,621	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	17.471653	19.197170	9.88%	127,794	2006
	15.190243	17.471653	15.02%	91,619	2005
	13.377903	15.190243	13.55%	21,557	2004
	10.000000	13.377903	33.78%	1,043	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.644254	10.929789	2.68%	170,000	2006
	10.594241	10.644254	0.47%	58,690	2005
	10.312578	10.594241	2.73%	20,466	2004
	10.000000	10.312578	3.13%	5,962	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.523782	22.747258	10.83%	74,915	2006
	17.636821	20.523782	16.37%	60,674	2005
	14.349148	17.636821	22.91%	12,727	2004
	10.000000	14.349148	43.49%	184	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.879295	21.595759	14.39%	1,806	2006
	18.692960	18.879295	1.00%	1,799	2005
	16.653600	18.692960	12.25%	531	2004
	10.000000	16.653600	66.54%	244	2003*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.388857	15.395506	14.99%	13,281	2006
	10.000000	13.388857	33.89%	4,342	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.695724	11.556756	8.05%	8,786	2006
	10.000000	10.695724	6.96%	479	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	11.002430	12.118680	10.15%	3,481	2006
	10.000000	11.002430	10.02%	12,109	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.210612	12.482803	11.35%	0	2006
	10.000000	11.210612	12.11%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.112000	11.12%	38,350	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.720795	17.000729	15.49%	41,763	2006
	14.434646	14.720795	1.98%	35,373	2005
	13.188961	14.434646	9.44%	29,409	2004
	10.000000	13.188961	31.89%	1,396	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.863905	21.759128	15.35%	19,707	2006
	17.588961	18.863905	7.25%	4,948	2005
	14.415457	17.588961	22.01%	1,962	2004
	10.000000	14.415457	44.15%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.685336	16.031468	26.38%	6,328	2006
	10.000000	12.685336	26.85%	4,969	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.489069	20.943158	19.75%	5,002	2006
	16.099536	17.489069	8.63%	5,076	2005
	13.775628	16.099536	16.87%	5,076	2004
	10.000000	13.775628	37.76%	73	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	12.507070	14.979195	19.77%	55,344	2006
	11.517158	12.507070	8.60%	7,343	2005
	10.000000	11.517158	15.17%	4,251	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.789202	10.892205	11.27%	23,058	2006
	10.000000	9.789202	-2.11%	2,732	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.082126	14.363650	9.80%	145	2006
	12.323285	13.082126	6.16%	146	2005
	11.541117	12.323285	6.78%	147	2004
	10.000000	11.541117	15.41%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.684530	8.268002	7.59%	5,928	2006
	6.923914	7.684530	10.99%	5,788	2005
	5.952624	6.923914	16.32%	2,123	2004
	5.021131	5.952624	18.55%	1,106	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.436859	16.884690	9.38%	0	2006
	14.115127	15.436859	9.36%	0	2005
	12.187076	14.115127	15.82%	0	2004
	10.000000	12.187076	21.87%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	8.792060	12.742145	44.93%	0	2006
	6.757977	8.792060	30.10%	81	2005
	5.774793	6.757977	17.03%	81	2004
	4.353358	5.774793	32.65%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	15.635606	22.680304	45.06%	47,918	2006
	12.011186	15.635606	30.18%	4,641	2005
	10.261664	12.011186	17.05%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	14.156362	14.545241	2.75%	121,805	2006
	14.152545	14.156362	0.03%	22,901	2005
	14.242517	14.152545	-0.63%	14,397	2004
	14.102863	14.242517	0.99%	5,294	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.952853	14.762979	5.81%	5,799	2006
	13.576552	13.952853	2.77%	5,719	2005
	12.634137	13.576552	7.46%	4,996	2004
	10.000000	12.634137	26.34%	225	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.599446	18.535799	18.82%	36,733	2006
	14.859361	15.599446	4.98%	9,328	2005
	13.124558	14.859361	13.22%	2,811	2004
	10.000000	13.124558	31.25%	0	2003*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.482649	11.405242	8.80%	814	2006
	10.420980	10.482649	0.59%	795	2005
	10.000000	10.420980	4.21%	772	2004*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	12.282462	14.243228	15.96%	527	2006
	11.294304	12.282462	8.75%	553	2005
	10.000000	11.294304	12.94%	572	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.717359	12.131307	13.19%	0	2006
	10.000000	10.717359	7.17%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.228274	10.786889	5.46%	0	2006
	10.000000	10.228274	2.28%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	11.021841	11.995621	8.84%	12,651	2006
	10.748393	11.021841	2.54%	12,651	2005
	10.000000	10.748393	7.48%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.188342	15.762830	3.78%	3,588	2006
	14.969638	15.188342	1.46%	145	2005
	13.570410	14.969638	10.31%	145	2004
	10.000000	13.570410	35.70%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.641048	14.047229	20.67%	107,094	2006
	10.000000	11.641048	16.41%	1,152	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	16.105719	18.178848	12.87%	2,001	2006
	14.400532	16.105719	11.84%	2,200	2005
	12.586788	14.400532	14.41%	4,065	2004
	10.000000	12.586788	25.87%	2,541	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.553602	12.638066	9.39%	626	2006
	10.000000	11.553602	15.54%	375	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.427067	16.174949	12.12%	152,685	2006
	13.692407	14.427067	5.37%	2,810	2005
	12.258858	13.692407	11.69%	1,111	2004
	10.000000	12.258858	22.59%	0	2003*

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.458763	4.59%	97,830	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.440837	4.41%	54,200	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.741225	7.41%	39,532	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.267965	2.68%	92,800	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.086687	14.272235	9.06%	2,876	2006
	12.963415	13.086687	0.95%	6,899	2005
	11.941737	12.963415	8.56%	10,296	2004
	10.000000	11.941737	19.42%	1,365	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.442736	11.388285	9.05%	29,139	2006
	10.000000	10.442736	4.43%	5,407	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	25.893704	34.804302	34.41%	0	2006
	19.844365	25.893704	30.48%	28	2005
	16.710884	19.844365	18.75%	28	2004
	10.000000	16.710884	67.11%	136	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	15.346624	20.664232	34.65%	25,117	2006
	11.747354	15.346624	30.64%	8,451	2005
	10.000000	11.747354	17.47%	3,719	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.654605	22.552315	35.41%	0	2006
	15.906209	16.654605	4.71%	0	2005
	12.451615	15.906209	27.74%	0	2004
	10.000000	12.451615	24.52%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	16.323538	16.576105	1.55%	317	2006
	15.365994	16.323538	6.23%	296	2005
	13.770755	15.365994	11.58%	668	2004
	10.000000	13.770755	37.71%	631	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.580621	22.608166	15.46%	395	2006
	19.320481	19.580621	1.35%	343	2005
	16.748157	19.320481	15.36%	952	2004
	10.000000	16.748157	67.48%	556	2003*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.989474	20.924832	10.19%	16,221	2006
	17.193948	18.989474	10.44%	8,040	2005
	14.680450	17.193948	17.12%	2,813	2004
	10.000000	14.680450	46.80%	50	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.550938	21.965765	18.41%	0	2006
	16.981872	18.550938	9.24%	0	2005
	14.261747	16.981872	19.07%	0	2004
	10.000000	14.261747	42.62%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.683700	15.841090	1.00%	202	2006
	14.702011	15.683700	6.68%	236	2005
	13.862071	14.702011	6.06%	600	2004
	10.000000	13.862071	38.62%	621	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.514369	10.618183	0.99%	6,129	2006
	9.851960	10.514369	6.72%	3,464	2005
	10.000000	9.851960	-1.48%	1,635	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.365243	16.768363	9.13%	0	2006
	15.704545	15.365243	-2.16%	0	2005
	15.310126	15.704545	2.58%	0	2004
	10.000000	15.310126	53.10%	0	2003*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.626803	11.651796	9.65%	3,205	2006
	10.861466	10.626803	-2.16%	2,898	2005
	10.000000	10.861466	8.61%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	17.099900	17.424520	1.90%	286,979	2006
	16.793946	17.099900	1.82%	162,113	2005
	16.494330	16.793946	1.82%	1,540	2004
	16.400486	16.494330	0.57%	465	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.093142	11.612509	4.68%	233,622	2006
	10.890089	11.093142	1.86%	103,190	2005
	10.553714	10.890089	3.19%	63,480	2004
	9.919273	10.553714	6.40%	11,440	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.613758	12.416152	6.91%	409,841	2006
	11.272511	11.613758	3.03%	249,274	2005
	10.668780	11.272511	5.66%	122,293	2004
	9.516564	10.668780	12.11%	86,493	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.979453	13.153254	9.80%	1,537,673	2006
	11.532734	11.979453	3.87%	575,157	2005
	10.678199	11.532734	8.00%	337,330	2004
	9.020903	10.678199	18.37%	106,065	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.493570	14.110426	12.94%	765,408	2006
	11.833566	12.493570	5.58%	314,621	2005
	10.706793	11.833566	10.52%	139,058	2004
	8.574196	10.706793	24.87%	7,395	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.792856	14.742058	15.24%	67,390	2006
	12.020568	12.792856	6.42%	53,190	2005
	10.691584	12.020568	12.43%	18,535	2004
	8.222834	10.691584	30.02%	6,019	2003*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.449073	16.702617	8.11%	58,645	2006
	14.295467	15.449073	8.07%	5,336	2005
	12.584085	14.295467	13.60%	4,616	2004
	10.000000	12.584085	25.84%	746	2003*

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	13.120467	13.523375	3.07%	216,833	2006
	12.960454	13.120467	1.23%	85,127	2005
	13.038682	12.960454	-0.60%	2,144	2004
	13.141597	13.038682	-0.78%	390	2003*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	18.205009	17.860137	-1.89%	58	2006
	16.528990	18.205009	10.14%	0	2005
	14.954334	16.528990	10.53%	0	2004
	10.000000	14.954334	49.54%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.860812	8.61%	386	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.960019	21.676563	20.69%	0	2006
	16.293867	17.960019	10.23%	0	2005
	13.771025	16.293867	18.32%	0	2004
	10.000000	13.771025	37.71%	0	2003*

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.655579	15.274950	20.70%	99,736	2006
	11.480025	12.655579	10.24%	49,670	2005
	10.000000	11.480025	14.80%	13,576	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	14.178717	15.363340	8.35%	26,687	2006
	12.827455	14.178717	10.53%	4,254	2005
	11.241109	12.827455	14.11%	1,223	2004
	8.466716	11.241109	32.77%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.991843	16.763539	11.82%	97,019	2006
	14.204152	14.991843	5.55%	958	2005
	13.151931	14.204152	8.00%	0	2004
	10.000000	13.151931	31.52%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	16.145038	18.396690	13.95%	84,136	2006
	15.751236	16.145038	2.50%	9,158	2005
	13.643766	15.751236	15.45%	4,983	2004
	10.000000	13.643766	36.44%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.206364	13.652006	3.37%	23,944	2006
	13.107595	13.206364	0.75%	33,351	2005
	12.478382	13.107595	5.04%	2,377	2004
	11.287848	12.478382	10.55%	1,050	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.854010	15.771697	6.18%	19,935	2006
	14.365802	14.854010	3.40%	15,148	2005
	13.665671	14.365802	5.12%	13,785	2004
	10.000000	13.665671	36.66%	1,242	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.970830	15.015050	15.76%	48,280	2006
	11.534215	12.970830	12.46%	30,423	2005
	10.000000	11.534215	15.34%	3,327	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.974612	23.115649	15.73%	15,814	2006
	17.760277	19.974612	12.47%	15,814	2005
	15.151944	17.760277	17.21%	15,814	2004
	10.000000	15.151944	51.52%	549	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.062968	14.068968	7.70%	99,027	2006
	12.987520	13.062968	0.58%	87,315	2005
	12.114122	12.987520	7.21%	20,928	2004
	10.000000	12.114122	21.14%	8,144	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.727210	16.664740	13.16%	112,758	2006
	14.124841	14.727210	4.26%	11,074	2005
	13.125040	14.124841	7.62%	8,449	2004
	10.000000	13.125040	31.25%	2,548	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	19.230206	21.741129	13.06%	37,597	2006
	17.775573	19.230206	8.18%	3,797	2005
	15.126640	17.775573	17.51%	2,893	2004
	10.000000	15.126640	51.27%	354	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.992066	15.991919	14.29%	317	2006
	13.485135	13.992066	3.76%	370	2005
	12.308863	13.485135	9.56%	399	2004
	10.000000	12.308863	23.09%	162	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	16.070390	20.238481	25.94%	0	2006
	14.526080	16.070390	10.63%	0	2005
	12.678909	14.526080	14.57%	2,998	2004
	10.000000	12.678909	26.79%	2,893	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.674067	13.176388	3.96%	140	2006
	12.161196	12.674067	4.22%	141	2005
	11.742875	12.161196	3.56%	0	2004
	10.000000	11.742875	17.43%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.209742	12.084362	7.80%	2,354	2006
	10.000000	11.209742	12.10%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.537954	12.328510	16.99%	51,273	2006
	10.000000	10.537954	5.38%	346	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.033533	10.291711	2.57%	5,917	2006
	10.000000	10.033533	0.34%	3,298	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.642778	10.867872	2.11%	110,344	2006
	10.384934	10.642778	2.48%	12,222	2005
	10.120184	10.384934	2.62%	10,327	2004
	10.000000	10.120184	1.20%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.118343	16.517771	9.26%	0	2006
	13.673068	15.118343	10.57%	0	2005
	12.597484	13.673068	8.54%	54	2004
	10.000000	12.597484	25.97%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.888661	28.355777	35.75%	12,977	2006
	18.144891	20.888661	15.12%	7,227	2005
	13.524052	18.144891	34.17%	2,782	2004
	10.000000	13.524052	35.24%	0	2003*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.222556	14.821672	12.09%	0	2006
	12.331223	13.222556	7.23%	0	2005
	11.403994	12.331223	8.13%	0	2004
	10.000000	11.403994	14.04%	0	2003*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.568693	11.686200	10.57%	0	2006
	10.209185	10.568693	3.52%	0	2005
	10.000000	10.209185	2.09%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.498616	10.595056	0.92%	225	2006
	10.073051	10.498616	4.22%	315	2005
	10.000000	10.073051	0.73%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	10.111751	10.411377	2.96%	1,059	2006
	10.000414	10.111751	1.11%	1,059	2005
	10.000000	10.000414	0.00%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.168809	13.518641	21.04%	0	2006
	10.661390	11.168809	4.76%	0	2005
	10.000000	10.661390	6.61%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.093562	10.332471	2.37%	0	2006
	10.045868	10.093562	0.47%	0	2005
	10.000000	10.045868	0.46%	0	2004*

Additional Contract Options Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.958306	17.762884	11.31%	5,531	2006
	15.358766	15.958306	3.90%	5,443	2005
	14.060710	15.358766	9.23%	2,998	2004
	10.000000	14.060710	40.61%	1,288	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.978539	15.656207	4.52%	208	2006
	13.997531	14.978539	7.01%	242	2005
	13.357568	13.997531	4.79%	233	2004
	10.000000	13.357568	33.58%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	17.076125	19.565008	14.58%	2,419	2006
	15.857282	17.076125	7.69%	2,534	2005
	13.959121	15.857282	13.60%	0	2004
	10.000000	13.959121	39.59%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.457992	17.821918	15.29%	2,740	2006
	14.995589	15.457992	3.08%	2,858	2005
	13.680938	14.995589	9.61%	2,858	2004
	10.000000	13.680938	36.81%	2,858	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.234958	20.523508	12.55%	0	2006
	17.351820	18.234958	5.09%	0	2005
	14.786619	17.351820	17.35%	0	2004
	10.000000	14.786619	47.87%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.382250	17.708752	15.12%	0	2006
	14.933343	15.382250	3.01%	0	2005
	13.460462	14.933343	10.94%	3,256	2004
	10.000000	13.460462	34.60%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.362291	20.115677	22.94%	0	2006
	14.678498	16.362291	11.47%	0	2005
	12.977083	14.678498	13.11%	0	2004
	10.000000	12.977083	29.77%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.526789	15.415331	23.06%	0	2006
	11.250930	12.526789	11.34%	0	2005
	10.000000	11.250930	12.51%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.198017	13.268243	18.49%	1,817	2006
	10.000000	11.198017	11.98%	494	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.273272	13.590179	-4.79%	708	2006
	14.202224	14.273272	0.50%	622	2005
	13.031173	14.202224	8.99%	0	2004
	10.000000	13.031173	30.31%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.795388	18.441267	16.75%	15,642	2006
	15.285127	15.795388	3.34%	11,019	2005
	13.584488	15.285127	12.52%	113	2004
	10.000000	13.584488	35.84%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.345458	12.173767	7.30%	0	2006
	10.000000	11.345458	13.45%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.863014	10.875866	0.12%	17,135	2006
	10.852808	10.863014	0.09%	20,136	2005
	10.407723	10.852808	4.28%	20,138	2004
	10.000000	10.407723	4.08%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.483738	20.841632	12.76%	4,612	2006
	17.489811	18.483738	5.68%	4,369	2005
	14.560499	17.489811	20.12%	752	2004
	10.000000	14.560499	45.60%	208	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	14.887634	16.903452	13.54%	22,423	2006
	14.464722	14.887634	2.92%	16,005	2005
	13.300594	14.464722	8.75%	9,265	2004
	10.000000	13.300594	33.01%	5,295	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.427643	15.378321	14.53%	5,269	2006
	13.085819	13.427643	2.61%	5,457	2005
	12.670615	13.085819	3.28%	1,409	2004
	10.000000	12.670615	26.71%	1,409	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.691217	16.008777	2.02%	0	2006
	15.083336	15.691217	4.03%	0	2005
	13.782864	15.083336	9.44%	1,009	2004
	10.000000	13.782864	37.83%	1,009	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.836247	17.032044	14.80%	0	2006
	14.367706	14.836247	3.26%	0	2005
	13.314101	14.367706	7.91%	0	2004
	10.000000	13.314101	33.14%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.712783	15.647362	14.11%	1,100	2006
	13.682024	13.712783	0.22%	957	2005
	12.961759	13.682024	5.56%	957	2004
	10.000000	12.961759	29.62%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.295091	2.95%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.387117	10.638170	2.42%	18,935	2006
	10.436517	10.387117	-0.47%	19,813	2005
	10.249802	10.436517	1.82%	8,533	2004
	10.000000	10.249802	2.50%	2,634	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.640738	18.486577	18.20%	18,824	2006
	15.032805	15.640738	4.04%	16,349	2005
	13.713454	15.032805	9.62%	9,319	2004
	10.000000	13.713454	37.13%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.641028	15.377648	5.03%	2,784	2006
	14.081010	14.641028	3.98%	640	2005
	13.855566	14.081010	1.63%	74	2004
	10.000000	13.855566	38.56%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	19.347779	22.456893	16.07%	0	2006
	16.527318	19.347779	17.07%	0	2005
	14.799998	16.527318	11.67%	1,537	2004
	10.000000	14.799998	48.00%	348,082	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.902681	14.981232	16.11%	6,812	2006
	11.025556	12.902681	17.03%	6,794	2005
	10.000000	11.025556	10.26%	1,757	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	17.446211	19.159517	9.82%	42,170	2006
	15.175802	17.446211	14.96%	32,611	2005
	13.371956	15.175802	13.49%	3,042	2004
	10.000000	13.371956	33.72%	0	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.628749	10.908344	2.63%	49,245	2006
	10.584151	10.628749	0.42%	20,821	2005
	10.307985	10.584151	2.68%	2,231	2004
	10.000000	10.307985	3.08%	638	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.493894	22.702642	10.78%	17,288	2006
	17.620039	20.493894	16.31%	12,885	2005
	14.342766	17.620039	22.85%	2,573	2004
	10.000000	14.342766	43.43%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.851828	21.553444	14.33%	301	2006
	18.675210	18.851828	0.95%	315	2005
	16.646222	18.675210	12.19%	394	2004
	10.000000	16.646222	66.46%	302	2003*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.384377	15.382582	14.93%	87	2006
	10.000000	13.384377	33.84%	221	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.692124	11.547024	8.00%	1,735	2006
	10.000000	10.692124	6.92%	223	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.998738	12.108491	10.09%	434	2006
	10.000000	10.998738	9.99%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.206846	12.472291	11.29%	0	2006
	10.000000	11.206846	12.07%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.108263	11.08%	26,531	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.699382	16.967418	15.43%	26,114	2006
	14.420927	14.699382	1.93%	23,860	2005
	13.183104	14.420927	9.39%	5,961	2004
	10.000000	13.183104	31.83%	2,932	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.836445	21.716467	15.29%	10,650	2006
	17.572243	18.836445	7.19%	6,407	2005
	14.409060	17.572243	21.95%	3,257	2004
	10.000000	14.409060	44.09%	1,639	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.681079	16.017982	26.31%	10,149	2006
	10.000000	12.681079	26.81%	4,025	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.463638	20.902132	19.69%	234	2006
	16.084249	17.463638	8.58%	234	2005
	13.769523	16.084249	16.81%	234	2004
	10.000000	13.769523	37.70%	234	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	12.496550	14.959026	19.71%	14,873	2006
	11.513291	12.496550	8.54%	9,728	2005
	10.000000	11.513291	15.13%	2,768	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.785907	10.883058	11.21%	13,390	2006
	10.000000	9.785907	-2.14%	8,656	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.063102	14.335510	9.74%	0	2006
	12.311583	13.063102	6.10%	0	2005
	11.536001	12.311583	6.72%	0	2004
	10.000000	11.536001	15.36%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.082991	17.295382	7.54%	1,475	2006
	14.498416	16.082991	10.93%	1,749	2005
	12.470909	14.498416	16.26%	1,539	2004
	10.000000	12.470909	24.71%	1,539	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.416025	16.853376	9.32%	823	2006
	14.103200	15.416025	9.31%	824	2005
	12.182950	14.103200	15.76%	825	2004
	10.000000	12.182950	21.83%	826	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.910860	31.738896	44.85%	0	2006
	16.850186	21.910860	30.03%	0	2005
	14.406047	16.850186	16.97%	0	2004
	10.000000	14.406047	44.06%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.814258	21.478037	44.98%	5,414	2006
	11.385981	14.814258	30.11%	0	2005
	10.000000	11.385981	13.86%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.996311	10.265712	2.70%	43,320	2006
	9.998672	9.996311	-0.02%	13,020	2005
	10.067340	9.998672	-0.68%	10,750	2004
	10.000000	10.067340	0.67%	9,581	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.932529	14.734025	5.75%	4,866	2006
	13.563648	13.932529	2.72%	4,471	2005
	12.628530	13.563648	7.40%	991	2004
	10.000000	12.628530	26.29%	203	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.576752	18.499487	18.76%	6,257	2006
	14.845260	15.576752	4.93%	3,791	2005
	13.118740	14.845260	13.16%	3,795	2004
	10.000000	13.118740	31.19%	3,039	2003*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.474035	11.390117	8.75%	4,270	2006
	10.417684	10.474035	0.54%	3,659	2005
	10.000000	10.417684	4.18%	2,911	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	12.272383	14.224338	15.91%	3,467	2006
	11.290751	12.272383	8.69%	3,042	2005
	10.000000	11.290751	12.91%	2,468	2004*

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.713751	12.121093	13.14%	0	2006
	10.000000	10.713751	7.14%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.224834	10.777801	5.41%	0	2006
	10.000000	10.224834	2.25%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	11.012801	11.979717	8.78%	789	2006
	10.745006	11.012801	2.49%	791	2005
	10.000000	10.745006	7.45%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.166231	15.731913	3.73%	1,713	2006
	14.955415	15.166231	1.41%	3,178	2005
	13.564388	14.955415	10.25%	1,417	2004
	10.000000	13.564388	35.64%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.637140	14.035416	20.61%	13,063	2006
	10.000000	11.637140	16.37%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	16.081256	18.142063	12.81%	730	2006
	14.385932	16.081256	11.78%	761	2005
	12.580409	14.385932	14.35%	761	2004
	10.000000	12.580409	25.80%	761	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.549723	12.627421	9.33%	2,059	2006
	10.000000	11.549723	15.50%	1,926	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.407573	16.144926	12.06%	23,046	2006
	13.680826	14.407573	5.31%	6,185	2005
	12.254702	13.680826	11.64%	0	2004
	10.000000	12.254702	22.55%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.455243	4.55%	11,844	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.437325	4.37%	2,355	2006*

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.737612	7.38%	2,386	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.264514	2.65%	6,200	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.067644	14.244264	9.00%	1,454	2006
	12.951087	13.067644	0.90%	1,454	2005
	11.936431	12.951087	8.50%	3,601	2004
	10.000000	11.936431	19.36%	3,435	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.439233	11.378717	9.00%	12,614	2006
	10.000000	10.439233	4.39%	11,103	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	25.856052	34.736132	34.34%	0	2006
	19.825524	25.856052	30.42%	0	2005
	16.703476	19.825524	18.69%	1,616	2004
	10.000000	16.703476	67.03%	1,616	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	15.333741	20.636451	34.58%	4,058	2006
	11.743412	15.333741	30.57%	124	2005
	10.000000	11.743412	17.43%	138	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.630360	22.508101	35.34%	0	2006
	15.891079	16.630360	4.65%	0	2005
	12.446076	15.891079	27.68%	0	2004
	10.000000	12.446076	24.46%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	16.299770	16.543600	1.50%	0	2006
	15.351382	16.299770	6.18%	0	2005
	13.764641	15.351382	11.53%	15	2004
	10.000000	13.764641	37.65%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.552135	22.563861	15.40%	3,443	2006
	19.302125	19.552135	1.30%	3,367	2005
	16.740734	19.302125	15.30%	12	2004
	10.000000	16.740734	67.41%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.961845	20.883817	10.14%	11,526	2006
	17.177624	18.961845	10.39%	6,327	2005
	14.673942	17.177624	17.06%	205	2004
	10.000000	14.673942	46.74%	0	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.523958	21.922745	18.35%	0	2006
	16.965739	18.523958	9.18%	0	2005
	14.255420	16.965739	19.01%	0	2004
	10.000000	14.255420	42.55%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.660846	15.810013	0.95%	0	2006
	14.688013	15.660846	6.62%	0	2005
	13.855914	14.688013	6.01%	0	2004
	10.000000	13.855914	38.56%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.505537	10.603887	0.94%	0	2006
	9.848659	10.505537	6.67%	0	2005
	10.000000	9.848659	-1.51%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.342876	16.735475	9.08%	0	2006
	15.689624	15.342876	-2.21%	0	2005
	15.303329	15.689624	2.52%	809	2004
	10.000000	15.303329	53.03%	809	2003*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.617860	11.636105	9.59%	1,937	2006
	10.857818	10.617860	-2.21%	1,715	2005
	10.000000	10.857818	8.58%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.429398	10.622012	1.85%	57,340	2006
	10.247972	10.429398	1.77%	26,417	2005
	10.070236	10.247972	1.76%	13,600	2004
	10.000000	10.070236	0.70%	5,682	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.289903	11.812489	4.63%	69,350	2006
	11.088873	11.289903	1.81%	50,917	2005
	10.751819	11.088873	3.13%	45,823	2004
	10.000000	10.751819	7.52%	19,215	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.471677	13.326598	6.85%	476,509	2006
	12.111358	12.471677	2.98%	285,315	2005
	11.468511	12.111358	5.61%	110,539	2004
	10.000000	11.468511	14.69%	6,805	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.712890	15.048914	9.74%	214,803	2006
	13.208219	13.712890	3.82%	168,938	2005
	12.235735	13.208219	7.95%	82,443	2004
	10.000000	12.235735	22.36%	1,720	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.239381	17.202882	12.88%	148,790	2006
	14.441630	15.239381	5.52%	121,717	2005
	13.073147	14.441630	10.47%	96,242	2004
	10.000000	13.073147	30.73%	8,490	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.428965	18.922615	15.18%	25,492	2006
	15.444974	16.428965	6.37%	28,438	2005
	13.744350	15.444974	12.37%	9,717	2004
	10.000000	13.744350	37.44%	1,155	2003*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.428208	16.671625	8.06%	11,152	2006
	14.283377	15.428208	8.02%	2,334	2005
	12.579819	14.283377	13.54%	163	2004
	10.000000	12.579819	25.80%	163	2003*

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.973663	10.274739	3.02%	229,253	2006
	9.857014	9.973663	1.18%	29,233	2005
	9.921541	9.857014	-0.65%	552,030	2004
	10.000000	9.921541	-0.78%	1,576,333	2003*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	18.178524	17.825135	-1.94%	552	2006
	16.513288	18.178524	10.08%	0	2005
	14.947701	16.513288	10.47%	0	2004
	10.000000	14.947701	49.48%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.857171	8.57%	1,718	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.935769	21.636358	20.63%	0	2006
	16.280107	17.935769	10.17%	0	2005
	13.766371	16.280107	18.26%	0	2004
	10.000000	13.766371	37.66%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.644950	15.254414	20.64%	22,814	2006
	11.476180	12.644950	10.18%	9,914	2005
	10.000000	11.476180	14.76%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.062463	19.561682	8.30%	5,352	2006
	16.349330	18.062463	10.48%	3,483	2005
	14.334701	16.349330	14.05%	1,190	2004
	10.000000	14.334701	43.35%	211	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.970013	16.730660	11.76%	15,337	2006
	14.190647	14.970013	5.49%	2,223	2005
	13.146093	14.190647	7.95%	0	2004
	10.000000	13.146093	31.46%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	16.121537	18.360628	13.89%	21,908	2006
	15.736262	16.121537	2.45%	12,221	2005
	13.637692	15.736262	15.39%	1,956	2004
	10.000000	13.637692	36.38%	1,732	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.553509	11.937331	3.32%	10,557	2006
	11.472906	11.553509	0.70%	8,824	2005
	10.927700	11.472906	4.99%	7,600	2004
	10.000000	10.927700	9.28%	7,581	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.832392	15.740770	6.12%	7,507	2006
	14.352146	14.832392	3.35%	4,789	2005
	13.659602	14.352146	5.07%	1,315	2004
	10.000000	13.659602	36.60%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.959922	14.994840	15.70%	32,073	2006
	11.530336	12.959922	12.40%	22,639	2005
	10.000000	11.530336	15.30%	2,228	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.945565	23.070354	15.67%	0	2006
	17.743416	19.945565	12.41%	0	2005
	15.145229	17.743416	17.16%	0	2004
	10.000000	15.145229	51.45%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.043934	14.041365	7.65%	10,812	2006
	12.975171	13.043934	0.53%	12,286	2005
	12.108744	12.975171	7.16%	4,147	2004
	10.000000	12.108744	21.09%	2,840	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.705781	16.632094	13.10%	19,978	2006
	14.111421	14.705781	4.21%	5,058	2005
	13.119209	14.111421	7.56%	3,349	2004
	10.000000	13.119209	31.19%	1,900	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	19.202224	21.698510	13.00%	4,149	2006
	17.758675	19.202224	8.13%	2,729	2005
	15.119925	17.758675	17.45%	68	2004
	10.000000	15.119925	51.20%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.973162	15.962242	14.24%	0	2006
	13.473727	13.973162	3.71%	0	2005
	12.304689	13.473727	9.50%	0	2004
	10.000000	12.304689	23.05%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	16.048711	20.200971	25.87%	417	2006
	14.513815	16.048711	10.58%	417	2005
	12.674623	14.513815	14.51%	418	2004
	10.000000	12.674623	26.75%	418	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.656952	13.151940	3.91%	0	2006
	12.150914	12.656952	4.16%	0	2005
	11.738902	12.150914	3.51%	0	2004
	10.000000	11.738902	17.39%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.205989	12.074198	7.75%	2,904	2006
	10.000000	11.205989	12.06%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.534414	12.318145	16.93%	2,900	2006
	10.000000	10.534414	5.34%	2,078	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.030158	10.283046	2.52%	1,452	2006
	10.000000	10.030158	0.30%	721	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.628384	10.847690	2.06%	23,857	2006
	10.376142	10.628384	2.43%	8,713	2005
	10.116754	10.376142	2.56%	0	2004
	10.000000	10.116754	1.17%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.095375	16.484339	9.20%	1,043	2006
	13.659211	15.095375	10.51%	1,043	2005
	12.591098	13.659211	8.48%	1,043	2004
	10.000000	12.591098	25.91%	1,043	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.856958	28.298435	35.68%	11,068	2006
	18.126507	20.856958	15.06%	6,903	2005
	13.517197	18.126507	34.10%	3,354	2004
	10.000000	13.517197	35.17%	1,369	2003*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.206630	14.796341	12.04%	0	2006
	12.322602	13.206630	7.17%	0	2005
	11.401804	12.322602	8.08%	18	2004
	10.000000	11.401804	14.02%	0	2003*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.562669	11.673645	10.52%	0	2006
	10.208531	10.562669	3.47%	0	2005
	10.000000	10.208531	2.09%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.492638	10.583676	0.87%	0	2006
	10.072408	10.492638	4.17%	0	2005
	10.000000	10.072408	0.72%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	10.105993	10.400185	2.91%	0	2006
	9.999777	10.105993	1.06%	0	2005
	10.000000	9.999777	0.00%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.162457	13.504124	20.98%	0	2006
	10.660714	11.162457	4.71%	0	2005
	10.000000	10.660714	6.61%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.087813	10.321363	2.32%	0	2006
	10.045228	10.087813	0.42%	0	2005
	10.000000	10.045228	0.45%	0	2004*

Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.935087	17.728058	11.25%	7,435	2006
	15.344172	15.935087	3.85%	8,048	2005
	14.054469	15.344172	9.18%	6,406	2004
	10.000000	14.054469	40.54%	5,733	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.956719	15.625489	4.47%	1,508	2006
	13.984209	14.956719	6.95%	1,894	2005
	13.351626	13.984209	4.74%	1,513	2004
	10.000000	13.351626	33.52%	787	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	17.051255	19.526618	14.52%	1,902	2006
	15.842196	17.051255	7.63%	1,540	2005
	13.952921	15.842196	13.54%	1,068	2004
	10.000000	13.952921	39.53%	1,030	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.435528	17.787012	15.23%	3,712	2006
	14.981350	15.435528	3.03%	4,761	2005
	13.674879	14.981350	9.55%	5,839	2004
	10.000000	13.674879	36.75%	4,889	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.208430	20.483276	12.49%	1,646	2006
	17.335345	18.208430	5.04%	1,646	2005
	14.780072	17.335345	17.29%	1,647	2004
	10.000000	14.780072	47.80%	780	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.359858	17.674024	15.07%	232	2006
	14.919143	15.359858	2.95%	232	2005
	13.454487	14.919143	10.89%	233	2004
	10.000000	13.454487	34.54%	233	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.338440	20.076208	22.88%	418	2006
	14.664519	16.338440	11.41%	418	2005
	12.971311	14.664519	13.05%	419	2004
	10.000000	12.971311	29.71%	393	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.516263	15.394583	23.00%	492	2006
	11.247161	12.516263	11.28%	550	2005
	10.000000	11.247161	12.47%	456	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.194253	13.257079	18.43%	989	2006
	10.000000	11.194253	11.94%	1,621	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.252466	13.563493	-4.83%	2,237	2006
	14.188706	14.252466	0.45%	1,398	2005
	13.025383	14.188706	8.93%	285	2004
	10.000000	13.025383	30.25%	238	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.772384	18.405107	16.69%	4,463	2006
	15.270588	15.772384	3.29%	5,517	2005
	13.578460	15.270588	12.46%	1,506	2004
	10.000000	13.578460	35.78%	1,506	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.341640	12.163504	7.25%	793	2006
	10.000000	11.341640	13.42%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.846500	10.853838	0.07%	10,575	2006
	10.841796	10.846500	0.04%	9,960	2005
	10.402441	10.841796	4.22%	4,460	2004
	10.000000	10.402441	4.02%	2,624	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.456803	20.800722	12.70%	2,493	2006
	17.473166	18.456803	5.63%	2,414	2005
	14.554031	17.473166	20.06%	2,474	2004
	10.000000	14.554031	45.54%	356	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	14.865926	16.870274	13.48%	17,656	2006
	14.450953	14.865926	2.87%	18,760	2005
	13.294674	14.450953	8.70%	130,276	2004
	10.000000	13.294674	32.95%	111,426	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.408091	15.348178	14.47%	6,376	2006
	13.073375	13.408091	2.56%	13,517	2005
	12.664983	13.073375	3.22%	10,679	2004
	10.000000	12.664983	26.56%	2,652	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.668356	15.977355	1.97%	0	2006
	15.068991	15.668356	3.98%	0	2005
	13.776744	15.068991	9.38%	0	2004
	10.000000	13.776744	37.77%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.814637	16.998639	14.74%	1,801	2006
	14.354035	14.814637	3.21%	2,693	2005
	13.308187	14.354035	7.86%	2,942	2004
	10.000000	13.308187	33.08%	2,154	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.692793	15.616649	14.05%	903	2006
	13.668997	13.692793	0.17%	903	2005
	12.955995	13.668997	5.50%	903	2004
	10.000000	12.955995	29.56%	903	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.291629	2.92%	167	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.371973	10.617292	2.37%	11,444	2006
	10.426582	10.371973	-0.52%	12,667	2005
	10.245244	10.426582	1.77%	12,684	2004
	10.000000	10.245244	2.45%	873	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.617957	18.450310	18.14%	21,436	2006
	15.018503	15.617957	3.99%	22,389	2005
	13.707361	15.018503	9.57%	21,421	2004
	10.000000	13.707361	37.07%	4,791	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.619738	15.347522	4.98%	8,143	2006
	14.067646	14.619738	3.92%	8,416	2005
	13.849434	14.067646	1.58%	8,104	2004
	10.000000	13.849434	38.49%	629	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	19.319603	22.412859	16.01%	921	2006
	16.511591	19.319603	17.01%	921	2005
	14.793419	16.511591	11.61%	921	2004
	10.000000	14.793419	47.93%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.891829	14.961066	16.05%	8,481	2006
	11.021859	12.891829	16.97%	6,523	2005
	10.000000	11.021859	10.22%	2,147	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	17.420820	19.121951	9.76%	24,508	2006
	15.161375	17.420820	14.90%	26,739	2005
	13.366029	15.161375	13.43%	20,248	2004
	10.000000	13.366029	33.66%	7,100	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.613244	10.886936	2.58%	20,190	2006
	10.574067	10.613244	0.37%	13,536	2005
	10.303396	10.574067	2.63%	9,524	2004
	10.000000	10.303396	3.03%	1,494	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.464047	22.658101	10.72%	14,950	2006
	17.603288	20.464047	16.25%	13,360	2005
	14.336397	17.603288	22.79%	12,777	2004
	10.000000	14.336397	43.36%	4,484	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.824378	21.511165	14.27%	766	2006
	18.657454	18.824378	0.89%	810	2005
	16.638834	18.657454	12.13%	905	2004
	10.000000	16.638834	66.39%	557	2003*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.379879	15.369624	14.87%	1,084	2006
	10.000000	13.379879	33.80%	1,508	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.688536	11.537307	7.94%	1,219	2006
	10.000000	10.688536	6.89%	1,220	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.995042	12.098298	10.03%	600	2006
	10.000000	10.995042	9.95%	601	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.203073	12.461790	11.24%	0	2006
	10.000000	11.203073	12.03%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.104529	11.05%	1,725	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.677976	16.934138	15.37%	32,876	2006
	14.407223	14.677976	1.88%	34,826	2005
	13.177260	14.407223	9.33%	28,775	2004
	10.000000	13.177260	31.77%	9,383	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.809032	21.673902	15.23%	1,679	2006
	17.555543	18.809032	7.14%	2,098	2005
	14.402664	17.555543	21.89%	1,127	2004
	10.000000	14.402664	44.03%	247	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.676816	16.004509	26.25%	1,146	2006
	10.000000	12.676816	26.77%	159	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.438189	20.861110	19.63%	974	2006
	16.068940	17.438189	8.52%	974	2005
	13.763401	16.068940	16.75%	974	2004
	10.000000	13.763401	37.63%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	12.486051	14.938890	19.64%	7,419	2006
	11.509431	12.486051	8.49%	7,356	2005
	10.000000	11.509431	15.09%	1,552	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.782619	10.873883	11.16%	1,357	2006
	10.000000	9.782619	-2.17%	1,357	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.044049	14.307357	9.68%	4,472	2006
	12.299857	13.044049	6.05%	4,472	2005
	11.530862	12.299857	6.67%	5,242	2004
	10.000000	11.530862	15.31%	3,090	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.059602	17.261496	7.48%	0	2006
	14.484651	16.059602	10.87%	0	2005
	12.465371	14.484651	16.20%	0	2004
	10.000000	12.465371	24.65%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.395190	16.822080	9.27%	2,118	2006
	14.091268	15.395190	9.25%	2,155	2005
	12.178822	14.091268	15.70%	2,621	2004
	10.000000	12.178822	21.79%	367	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.878975	31.676678	44.78%	0	2006
	16.834176	21.878975	29.97%	0	2005
	14.399651	16.834176	16.91%	0	2004
	10.000000	14.399651	44.00%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.801813	21.449149	44.91%	2,413	2006
	11.382164	14.801813	30.04%	0	2005
	10.000000	11.382164	13.82%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.981752	10.245588	2.64%	34,635	2006
	9.989171	9.981752	-0.07%	23,827	2005
	10.062877	9.989171	-0.73%	22,026	2004
	10.000000	10.062877	0.63%	8,661	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.912238	14.705122	5.70%	10,162	2006
	13.550739	13.912238	2.67%	9,263	2005
	12.622915	13.550739	7.35%	6,505	2004
	10.000000	12.622915	26.23%	3,574	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.554069	18.463204	18.70%	5,474	2006
	14.831129	15.554069	4.87%	4,682	2005
	13.112910	14.831129	13.10%	3,411	2004
	10.000000	13.112910	31.13%	894	2003*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.465425	11.374995	8.69%	6,771	2006
	10.414390	10.465425	0.49%	6,970	2005
	10.000000	10.414390	4.14%	5,306	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	12.262305	14.205471	15.85%	3,075	2006
	11.287180	12.262305	8.64%	3,190	2005
	10.000000	11.287180	12.87%	3,237	2004*

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.710159	12.110887	13.08%	0	2006
	10.000000	10.710159	7.10%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.221398	10.768719	5.35%	0	2006
	10.000000	10.221398	2.21%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	11.003748	11.963802	8.72%	7,032	2006
	10.741599	11.003748	2.44%	7,032	2005
	10.000000	10.741599	7.42%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.144158	15.701067	3.68%	1,266	2006
	14.941199	15.144158	1.36%	1,287	2005
	13.558368	14.941199	10.20%	1,302	2004
	10.000000	13.558368	35.58%	168	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.633235	14.023611	20.55%	9,323	2006
	10.000000	11.633235	16.33%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	16.056832	18.105333	12.76%	2,377	2006
	14.371353	16.056832	11.73%	2,380	2005
	12.574042	14.371353	14.29%	2,402	2004
	10.000000	12.574042	25.74%	2,355	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.545836	12.616787	9.28%	1,864	2006
	10.000000	11.545836	15.46%	1,173	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.388098	16.114937	12.00%	10,679	2006
	13.669252	14.388098	5.26%	891	2005
	12.250550	13.669252	11.58%	515	2004
	10.000000	12.250550	22.51%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.451726	4.52%	31,564	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.433824	4.34%	3,009	2006*

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.734006	7.34%	1,833	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.261053	2.61%	2,766	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.048580	14.216296	8.95%	634	2006
	12.938758	13.048580	0.85%	634	2005
	11.931120	12.938758	8.45%	1,087	2004
	10.000000	11.931120	19.31%	186	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.435727	11.369143	8.94%	1,674	2006
	10.000000	10.435727	4.36%	911	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	25.818435	34.668051	34.28%	365	2006
	19.806685	25.818435	30.35%	365	2005
	16.696081	19.806685	18.63%	365	2004
	10.000000	16.696081	66.96%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	15.320839	20.608665	34.51%	2,427	2006
	11.739471	15.320839	30.51%	1,900	2005
	10.000000	11.739471	17.39%	843	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.606134	22.463962	35.28%	0	2006
	15.875972	16.606134	4.60%	0	2005
	12.440545	15.875972	27.61%	0	2004
	10.000000	12.440545	24.41%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	16.276050	16.511159	1.44%	1,571	2006
	15.336796	16.276050	6.12%	974	2005
	13.758533	15.336796	11.47%	974	2004
	10.000000	13.758533	37.59%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.523677	22.519622	15.35%	1,515	2006
	19.283784	19.523677	1.24%	1,939	2005
	16.733305	19.283784	15.24%	749	2004
	10.000000	16.733305	67.33%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.934269	20.842898	10.08%	5,105	2006
	17.161314	18.934269	10.33%	3,208	2005
	14.667440	17.161314	17.00%	1,701	2004
	10.000000	14.667440	46.67%	0	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.496985	21.879748	18.29%	385	2006
	16.949603	18.496985	9.13%	386	2005
	14.249088	16.949603	18.95%	386	2004
	10.000000	14.249088	42.49%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.638049	15.778995	0.90%	448	2006
	14.674063	15.638049	6.57%	449	2005
	13.849764	14.674063	5.95%	449	2004
	10.000000	13.849764	38.50%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.496681	10.589601	0.89%	3,115	2006
	9.845351	10.496681	6.62%	1,471	2005
	10.000000	9.845351	-1.55%	1,268	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.320552	16.702673	9.02%	361	2006
	15.674717	15.320552	-2.26%	362	2005
	15.296549	15.674717	2.47%	362	2004
	10.000000	15.296549	52.97%	0	2003*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.608946	11.620443	9.53%	617	2006
	10.854188	10.608946	-2.26%	617	2005
	10.000000	10.854188	8.54%	617	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.414200	10.601174	1.80%	22,354	2006
	10.238215	10.414200	1.72%	11,762	2005
	10.065763	10.238215	1.71%	11,912	2004
	10.000000	10.065763	0.66%	5,899	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.273492	11.789358	4.58%	15,437	2006
	11.078342	11.273492	1.76%	16,287	2005
	10.747049	11.078342	3.08%	16,957	2004
	10.000000	10.747049	7.47%	6,919	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.453507	13.300458	6.80%	224,020	2006
	12.099836	12.453507	2.92%	191,970	2005
	11.463419	12.099836	5.55%	25,416	2004
	10.000000	11.463419	14.63%	8,396	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.692941	15.019422	9.69%	277,081	2006
	13.195663	13.692941	3.77%	223,463	2005
	12.230307	13.195663	7.89%	211,122	2004
	10.000000	12.230307	22.30%	133,870	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.405054	18.885516	15.12%	89,478	2006
	15.430298	16.405054	6.32%	93,309	2005
	13.738255	15.430298	12.32%	15,665	2004
	10.000000	13.738255	37.38%	8,799	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.217195	17.169154	12.83%	134,934	2006
	14.427898	15.217195	5.47%	177,893	2005
	13.067345	14.427898	10.41%	131,962	2004
	10.000000	13.067345	30.67%	59,440	2003*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.407360	16.640679	8.00%	6,358	2006
	14.271294	15.407360	7.96%	2,664	2005
	12.575565	14.271294	13.48%	2,039	2004
	10.000000	12.575565	25.76%	348	2003*

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.958934	10.254373	2.97%	47,820	2006
	9.847439	9.958934	1.13%	19,106	2005
	9.916936	9.847439	-0.70%	4,709	2004
	10.000000	9.916936	-0.83%	831	2003*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	18.152057	17.790165	-1.99%	2,777	2006
	16.497596	18.152057	10.03%	2,332	2005
	14.941071	16.497596	10.42%	2,316	2004
	10.000000	14.941071	49.41%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.853520	8.54%	177	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.911539	21.596200	20.57%	0	2006
	16.266338	17.911539	10.11%	0	2005
	13.761705	16.266338	18.20%	0	2004
	10.000000	13.761705	37.62%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.634324	15.233886	20.58%	19,879	2006
	11.472337	12.634324	10.13%	5,361	2005
	10.000000	11.472337	14.72%	1,789	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.036183	19.523333	8.25%	2,907	2006
	16.333804	18.036183	10.42%	3,439	2005
	14.328349	16.333804	14.00%	3,465	2004
	10.000000	14.328349	43.28%	2,916	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.948217	16.697857	11.70%	9,101	2006
	14.177151	14.948217	5.44%	0	2005
	13.140251	14.177151	7.89%	0	2004
	10.000000	13.140251	31.40%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	16.098052	18.324603	13.83%	17,234	2006
	15.721293	16.098052	2.40%	15,826	2005
	13.631643	15.721293	15.33%	8,321	2004
	10.000000	13.631643	36.32%	749	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.536687	11.913924	3.27%	1,911	2006
	11.461997	11.536687	0.65%	2,207	2005
	10.922848	11.461997	4.94%	1,912	2004
	10.000000	10.922848	9.23%	680	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.810791	15.709898	6.07%	8,237	2006
	14.338489	14.810791	3.29%	10,327	2005
	13.653538	14.338489	5.02%	10,976	2004
	10.000000	13.653538	36.54%	5,785	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.949029	14.974661	15.64%	18,226	2006
	11.526477	12.949029	12.34%	19,779	2005
	10.000000	11.526477	15.26%	14,341	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.916503	23.025091	15.61%	2,127	2006
	17.726536	19.916503	12.35%	2,128	2005
	15.138497	17.726536	17.10%	2,128	2004
	10.000000	15.138497	51.38%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.024940	14.013823	7.59%	1,413	2006
	12.962824	13.024940	0.48%	1,571	2005
	12.103355	12.962824	7.10%	39	2004
	10.000000	12.103355	21.03%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.684344	16.599446	13.04%	19,764	2006
	14.097983	14.684344	4.16%	10,841	2005
	13.113389	14.097983	7.51%	9,009	2004
	10.000000	13.113389	31.13%	3,760	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	19.174248	21.655942	12.94%	1,878	2006
	17.741782	19.174248	8.07%	106	2005
	15.113211	17.741782	17.39%	10	2004
	10.000000	15.113211	51.13%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.954292	15.932624	14.18%	3,981	2006
	13.462337	13.954292	3.65%	4,241	2005
	12.300530	13.462337	9.45%	3,073	2004
	10.000000	12.300530	23.01%	2,597	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	16.027022	20.163472	25.81%	843	2006
	14.501533	16.027022	10.52%	843	2005
	12.670326	14.501533	14.45%	844	2004
	10.000000	12.670326	26.70%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.639856	13.127530	3.86%	2,465	2006
	12.140643	12.639856	4.11%	2,965	2005
	11.734923	12.140643	3.46%	2,173	2004
	10.000000	11.734923	17.35%	1,705	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.202220	12.064049	7.69%	26	2006
	10.000000	11.202220	12.02%	26	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.530866	12.307765	16.87%	564	2006
	10.000000	10.530866	5.31%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.026784	10.274389	2.47%	665	2006
	10.000000	10.026784	0.27%	665	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.614013	10.827538	2.01%	9,921	2006
	10.367358	10.614013	2.38%	686	2005
	10.113318	10.367358	2.51%	558	2004
	10.000000	10.113318	1.13%	19	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.072436	16.450955	9.15%	1,658	2006
	13.645353	15.072436	10.46%	1,658	2005
	12.584719	13.645353	8.43%	1,658	2004
	10.000000	12.584719	25.85%	669	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.825317	28.241234	35.61%	2,819	2006
	18.108162	20.825317	15.01%	3,908	2005
	13.510360	18.108162	34.03%	2,225	2004
	10.000000	13.510360	35.10%	0	2003*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.190731	14.771055	11.98%	5,823	2006
	12.313992	13.190731	7.12%	6,033	2005
	11.399623	12.313992	8.02%	6,034	2004
	10.000000	11.399623	14.00%	0	2003*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.556655	11.661103	10.46%	0	2006
	10.207880	10.556655	3.42%	0	2005
	10.000000	10.207880	2.08%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.486663	10.572300	0.82%	0	2006
	10.071767	10.486663	4.12%	0	2005
	10.000000	10.071767	0.72%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	10.100234	10.388998	2.86%	0	2006
	9.999139	10.100234	1.01%	0	2005
	10.000000	9.999139	-0.01%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.156093	13.489596	20.92%	0	2006
	10.660033	11.156093	4.65%	0	2005
	10.000000	10.660033	6.60%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.082063	10.310262	2.26%	0	2006
	10.044586	10.082063	0.37%	0	2005
	10.000000	10.044586	0.45%	0	2004*

Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.911853	17.693248	11.20%	7,365	2006
	15.329555	15.911853	3.80%	8,146	2005
	14.048227	15.329555	9.12%	11,213	2004
	10.000000	14.048227	40.48%	2,551	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.934929	15.594825	4.42%	1,803	2006
	13.970911	14.934929	6.90%	2,026	2005
	13.345701	13.970911	4.68%	2,331	2004
	10.000000	13.345701	33.46%	1,888	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	17.026419	19.488316	14.46%	480	2006
	15.827142	17.026419	7.58%	553	2005
	13.946733	15.827142	13.48%	652	2004
	10.000000	13.946733	39.47%	652	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.412996	17.752066	15.18%	10,999	2006
	14.967070	15.412996	2.98%	11,776	2005
	13.668790	14.967070	9.50%	12,252	2004
	10.000000	13.668790	36.69%	4,131	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.181920	20.443104	12.44%	529	2006
	17.318860	18.181920	4.98%	998	2005
	14.773508	17.318860	17.23%	1,711	2004
	10.000000	14.773508	47.74%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.337483	17.639354	15.01%	10,902	2006
	14.904956	15.337483	2.90%	11,429	2005
	13.448505	14.904956	10.83%	11,722	2004
	10.000000	13.448505	34.49%	6,003	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.314652	20.036825	22.81%	1,459	2006
	14.650579	16.314652	11.36%	1,616	2005
	12.965554	14.650579	13.00%	1,878	2004
	10.000000	12.965554	29.66%	1,857	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.505729	15.373860	22.93%	0	2006
	11.243385	12.505729	11.23%	0	2005
	10.000000	11.243385	12.43%	59	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.190493	13.245918	18.37%	8,980	2006
	10.000000	11.190493	11.90%	1,792	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.231692	13.536867	-4.88%	2,113	2006
	14.175203	14.231692	0.40%	2,529	2005
	13.019603	14.175203	8.88%	2,020	2004
	10.000000	13.019603	30.20%	2,063	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.749395	18.368970	16.63%	11,990	2006
	15.256055	15.749395	3.23%	12,721	2005
	13.572423	15.256055	12.40%	10,452	2004
	10.000000	13.572423	35.72%	3,254	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.337825	12.153253	7.19%	0	2006
	10.000000	11.337825	13.38%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.830006	10.831848	0.02%	16,068	2006
	10.830792	10.830006	-0.01%	19,074	2005
	10.397160	10.830792	4.17%	12,451	2004
	10.000000	10.397160	3.97%	5,455	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.429940	20.759940	12.64%	819	2006
	17.456555	18.429940	5.58%	1,178	2005
	14.547569	17.456555	20.00%	1,950	2004
	10.000000	14.547569	45.48%	1,575	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	14.844276	16.837179	13.43%	42,740	2006
	14.437205	14.844276	2.82%	33,064	2005
	13.288744	14.437205	8.64%	70,221	2004
	10.000000	13.288744	32.89%	8,445	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.388549	15.318047	14.41%	0	2006
	13.060934	13.388549	2.51%	0	2005
	12.659360	13.060934	3.17%	0	2004
	10.000000	12.659360	26.59%	23	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment - Developing Leaders Portfolio: Service Shares - Q/NQ	15.645527	15.946000	1.92%	0	2006
	15.054647	15.645527	3.92%	0	2005
	13.770609	15.054647	9.32%	0	2004
	10.000000	13.770609	37.71%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.793062	16.965291	14.68%	14,949	2006
	14.340380	14.793062	3.16%	16,899	2005
	13.302272	14.340380	7.80%	17,317	2004
	10.000000	13.302272	33.02%	4,105	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.672848	15.586008	13.99%	7,560	2006
	13.655998	13.672848	0.12%	13,065	2005
	12.950240	13.655998	5.45%	13,608	2004
	10.000000	12.950240	29.50%	11,080	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.288158	2.88%	514	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.356857	10.596449	2.31%	7,718	2006
	10.416653	10.356857	-0.57%	12,420	2005
	10.240682	10.416653	1.72%	14,381	2004
	10.000000	10.240682	2.41%	5,596	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.595190	18.414103	18.08%	31,687	2006
	15.004214	15.595190	3.94%	32,285	2005
	13.701281	15.004214	9.51%	31,136	2004
	10.000000	13.701281	37.01%	11,579	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.598405	15.317352	4.92%	2,053	2006
	14.054233	14.598405	3.87%	3,001	2005
	13.843267	14.054233	1.52%	3,485	2004
	10.000000	13.843267	38.43%	1,325	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	19.291470	22.368891	15.95%	2,846	2006
	16.495894	19.291470	16.95%	2,859	2005
	14.786862	16.495894	11.56%	2,859	2004
	10.000000	14.786862	47.87%	1,507	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.880975	14.940911	15.99%	1,876	2006
	11.018158	12.880975	16.91%	1,438	2005
	10.000000	11.018158	10.18%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	17.395451	19.084463	9.71%	20,851	2006
	15.146949	17.395451	14.84%	32,155	2005
	13.360088	15.146949	13.37%	24,042	2004
	10.000000	13.360088	33.60%	9,398	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.597769	10.865552	2.53%	9,858	2006
	10.563999	10.597769	0.32%	18,670	2005
	10.298811	10.563999	2.57%	20,307	2004
	10.000000	10.298811	2.99%	10,015	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.434234	22.613645	10.67%	27,697	2006
	17.586538	20.434234	16.19%	28,475	2005
	14.330025	17.586538	22.73%	23,943	2004
	10.000000	14.330025	43.30%	7,041	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.796976	21.468976	14.22%	1,321	2006
	18.639733	18.796976	0.84%	4,070	2005
	16.631467	18.639733	12.08%	4,693	2004
	10.000000	16.631467	66.31%	3,117	2003*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.375380	15.356683	14.81%	2,118	2006
	10.000000	13.375380	33.75%	1,633	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.684933	11.527587	7.89%	0	2006
	10.000000	10.684933	6.85%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.991345	12.088109	9.98%	0	2006
	10.000000	10.991345	9.91%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.199314	12.451308	11.18%	0	2006
	10.000000	11.199314	11.99%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.100789	11.01%	4,051	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.656581	16.900889	15.31%	30,210	2006
	14.393506	14.656581	1.83%	32,933	2005
	13.171406	14.393506	9.28%	33,365	2004
	10.000000	13.171406	31.71%	13,377	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.781634	21.631374	15.17%	13,218	2006
	17.538843	18.781634	7.09%	13,108	2005
	14.396268	17.538843	21.83%	11,572	2004
	10.000000	14.396268	43.96%	2,192	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.672560	15.991030	26.19%	4,288	2006
	10.000000	12.672560	26.73%	3,655	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.412784	20.820180	19.57%	8,311	2006
	16.053650	17.412784	8.47%	13,312	2005
	13.757275	16.053650	16.69%	13,792	2004
	10.000000	13.757275	37.57%	9,074	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	12.475534	14.918765	19.58%	8,061	2006
	11.505560	12.475534	8.43%	8,969	2005
	10.000000	11.505560	15.06%	4,257	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.779318	10.864726	11.10%	322	2006
	10.000000	9.779318	-2.21%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.025049	14.279280	9.63%	2,910	2006
	12.288153	13.025049	6.00%	2,910	2005
	11.525739	12.288153	6.61%	2,910	2004
	10.000000	11.525739	15.26%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.036194	17.227590	7.43%	6,425	2006
	14.470859	16.036194	10.82%	6,325	2005
	12.459834	14.470859	16.14%	2,909	2004
	10.000000	12.459834	24.60%	3,454	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.374397	16.790870	9.21%	541	2006
	14.079355	15.374397	9.20%	542	2005
	12.174698	14.079355	15.64%	542	2004
	10.000000	12.174698	21.75%	542	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.847110	31.614532	44.71%	329	2006
	16.818162	21.847110	29.90%	329	2005
	14.393258	16.818162	16.85%	329	2004
	10.000000	14.393258	43.93%	52	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.789354	21.420255	44.84%	14,173	2006
	11.378339	14.789354	29.98%	4,606	2005
	10.000000	11.378339	13.78%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.967204	10.225466	2.59%	6,372	2006
	9.979655	9.967204	-0.12%	13,197	2005
	10.058406	9.979655	-0.78%	16,730	2004
	10.000000	10.058406	0.58%	10,156	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.891974	14.676279	5.65%	7,285	2006
	13.537857	13.891974	2.62%	8,332	2005
	12.617314	13.537857	7.30%	8,034	2004
	10.000000	12.617314	26.17%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.531401	18.426967	18.64%	14,053	2006
	14.817018	15.531401	4.82%	16,043	2005
	13.107080	14.817018	13.05%	16,336	2004
	10.000000	13.107080	31.07%	10,778	2003*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.456826	11.359895	8.64%	43	2006
	10.411099	10.456826	0.44%	29	2005
	10.000000	10.411099	4.11%	13	2004*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	12.252223	14.186614	15.79%	26	2006
	11.283606	12.252223	8.58%	19	2005
	10.000000	11.283606	12.84%	9	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.706558	12.100689	13.02%	0	2006
	10.000000	10.706558	7.07%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.217964	10.759663	5.30%	0	2006
	10.000000	10.217964	2.18%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.994720	11.947951	8.67%	19,319	2006
	10.738212	10.994720	2.39%	19,938	2005
	10.000000	10.738212	7.38%	17,119	2004*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.122090	15.670243	3.62%	354	2006
	14.926968	15.122090	1.31%	379	2005
	13.552337	14.926968	10.14%	403	2004
	10.000000	13.552337	35.52%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.629323	14.011799	20.49%	2,639	2006
	10.000000	11.629323	16.29%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	16.032438	18.068670	12.70%	972	2006
	14.356783	16.032438	11.67%	1,270	2005
	12.567659	14.356783	14.24%	1,276	2004
	10.000000	12.567659	25.68%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.541962	12.606171	9.22%	166	2006
	10.000000	11.541962	15.42%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.368666	16.085034	11.95%	114	2006
	13.657697	14.368666	5.21%	143	2005
	12.246405	13.657697	11.52%	143	2004
	10.000000	12.246405	22.46%	0	2003*

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.448212	4.48%	0	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.430304	4.30%	8,461	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.730389	7.30%	4,022	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.257600	2.58%	2,812	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.029576	14.188404	8.89%	6,442	2006
	12.926446	13.029576	0.80%	8,856	2005
	11.925811	12.926446	8.39%	12,316	2004
	10.000000	11.925811	19.26%	7,770	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.432214	11.359568	8.89%	740	2006
	10.000000	10.432214	4.32%	871	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	25.780818	34.600030	34.21%	48	2006
	19.787836	25.780818	30.29%	48	2005
	16.688663	19.787836	18.57%	48	2004
	10.000000	16.688663	66.89%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	15.307966	20.580914	34.45%	1,489	2006
	11.735542	15.307966	30.44%	1,317	2005
	10.000000	11.735542	17.36%	2,066	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.581940	22.419870	35.21%	79	2006
	15.860867	16.581940	4.55%	79	2005
	12.435017	15.860867	27.55%	79	2004
	10.000000	12.435017	24.35%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	16.252330	16.478755	1.39%	1,635	2006
	15.322194	16.252330	6.07%	1,717	2005
	13.752422	15.322194	11.41%	1,284	2004
	10.000000	13.752422	37.52%	1,135	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.495218	22.475409	15.29%	2,460	2006
	19.265423	19.495218	1.19%	2,380	2005
	16.725873	19.265423	15.18%	2,620	2004
	10.000000	16.725873	67.26%	1,472	2003*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.906663	20.801965	10.02%	14,637	2006
	17.144967	18.906663	10.28%	11,786	2005
	14.660913	17.144967	16.94%	7,220	2004
	10.000000	14.660913	46.61%	694	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.470035	21.836804	18.23%	118	2006
	16.933487	18.470035	9.07%	118	2005
	14.242764	16.933487	18.89%	118	2004
	10.000000	14.242764	42.43%	118	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.615253	15.748021	0.85%	0	2006
	14.660096	15.615253	6.52%	0	2005
	13.843609	14.660096	5.90%	0	2004
	10.000000	13.843609	38.44%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.487849	10.575321	0.83%	770	2006
	9.842041	10.487849	6.56%	770	2005
	10.000000	9.842041	-1.58%	429	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.298222	16.669889	8.97%	0	2006
	15.659808	15.298222	-2.31%	0	2005
	15.289759	15.659808	2.42%	39	2004
	10.000000	15.289759	52.90%	20	2003*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.599999	11.604772	9.48%	0	2006
	10.850535	10.599999	-2.31%	1,535	2005
	10.000000	10.850535	8.51%	61	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.398996	10.580339	1.74%	7,016	2006
	10.228457	10.398996	1.67%	8,929	2005
	10.061282	10.228457	1.66%	9,087	2004
	10.000000	10.061282	0.61%	8,764	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.257041	11.766188	4.52%	23,696	2006
	11.067784	11.257041	1.71%	25,275	2005
	10.742263	11.067784	3.03%	35,896	2004
	10.000000	10.742263	7.42%	7,787	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.435360	13.274345	6.75%	52,394	2006
	12.088323	12.435360	2.87%	71,808	2005
	11.458318	12.088323	5.50%	73,796	2004
	10.000000	11.458318	14.58%	14,849	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.672978	14.989934	9.63%	251,259	2006
	13.183096	13.672978	3.72%	259,167	2005
	12.224868	13.183096	7.84%	367,932	2004
	10.000000	12.224868	22.25%	172,055	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.195027	17.135465	12.77%	61,278	2006
	14.414176	15.195027	5.42%	84,922	2005
	13.061546	14.414176	10.36%	70,864	2004
	10.000000	13.061546	30.62%	21,692	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.381141	18.848451	15.06%	5,174	2006
	15.415605	16.381141	6.26%	5,108	2005
	13.732149	15.415605	12.26%	4,856	2004
	10.000000	13.732149	37.32%	3,920	2003*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.386532	16.609756	7.95%	918	2006
	14.259218	15.386532	7.91%	1,818	2005
	12.571305	14.259218	13.43%	1,584	2004
	10.000000	12.571305	25.71%	1,522	2003*

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.944219	10.234040	2.91%	17,316	2006
	9.837869	9.944219	1.08%	57,457	2005
	9.912328	9.837869	-0.75%	3,433	2004
	10.000000	9.912328	-0.88%	8,317	2003*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	18.125604	17.755249	-2.04%	454	2006
	16.481889	18.125604	9.97%	330	2005
	14.934431	16.481889	10.36%	330	2004
	10.000000	14.934431	49.34%	330	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.849859	8.50%	545	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.887326	21.556091	20.51%	0	2006
	16.252579	17.887326	10.06%	0	2005
	13.757041	16.252579	18.14%	0	2004
	10.000000	13.757041	37.57%	0	2003*

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.623671	15.213340	20.51%	20,640	2006
	11.468479	12.623671	10.07%	7,841	2005
	10.000000	11.468479	14.68%	4,654	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.009893	19.485008	8.19%	14,164	2006
	16.318252	18.009893	10.37%	22,352	2005
	14.321973	16.318252	13.94%	19,002	2004
	10.000000	14.321973	43.22%	5,668	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.926434	16.665074	11.65%	0	2006
	14.163661	14.926434	5.39%	0	2005
	13.134414	14.163661	7.84%	0	2004
	10.000000	13.134414	31.34%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	16.074599	18.288651	13.77%	22,043	2006
	15.706338	16.074599	2.34%	23,759	2005
	13.625586	15.706338	15.27%	17,056	2004
	10.000000	13.625586	36.26%	2,423	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.519862	11.890527	3.22%	9,436	2006
	11.451083	11.519862	0.60%	13,620	2005
	10.917987	11.451083	4.88%	9,403	2004
	10.000000	10.917987	9.18%	6,925	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.789202	15.679062	6.02%	19,073	2006
	14.324845	14.789202	3.24%	23,013	2005
	13.647463	14.324845	4.96%	27,451	2004
	10.000000	13.647463	36.47%	13,467	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.938136	14.954489	15.58%	7,106	2006
	11.522606	12.938136	12.28%	8,009	2005
	10.000000	11.522606	15.23%	6,170	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.887489	22.979914	15.55%	997	2006
	17.709664	19.887489	12.30%	4,333	2005
	15.131768	17.709664	17.04%	5,082	2004
	10.000000	15.131768	51.32%	4,021	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.005963	13.986332	7.54%	18,924	2006
	12.950484	13.005963	0.43%	27,797	2005
	12.097975	12.950484	7.05%	29,637	2004
	10.000000	12.097975	20.98%	21,095	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.662948	16.566871	12.98%	11,147	2006
	14.084571	14.662948	4.11%	13,132	2005
	13.107555	14.084571	7.45%	13,364	2004
	10.000000	13.107555	31.08%	4,964	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	19.146339	21.613466	12.89%	8,477	2006
	17.724915	19.146339	8.02%	14,814	2005
	15.106504	17.724915	17.33%	12,773	2004
	10.000000	15.106504	51.07%	6,377	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.935435	15.903032	14.12%	159	2006
	13.450952	13.935435	3.60%	159	2005
	12.296362	13.450952	9.39%	160	2004
	10.000000	12.296362	22.96%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	16.005375	20.126048	25.75%	322	2006
	14.489276	16.005375	10.46%	322	2005
	12.666032	14.489276	14.39%	322	2004
	10.000000	12.666032	26.66%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.622775	13.103151	3.81%	336	2006
	12.130370	12.622775	4.06%	336	2005
	11.730953	12.130370	3.40%	336	2004
	10.000000	11.730953	17.31%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.198450	12.053883	7.64%	0	2006
	10.000000	11.198450	11.98%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.527324	12.297399	16.81%	9,458	2006
	10.000000	10.527324	5.27%	7,752	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.023410	10.265733	2.42%	0	2006
	10.000000	10.023410	0.23%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.599662	10.807431	1.96%	2,511	2006
	10.358581	10.599662	2.33%	6,462	2005
	10.109894	10.358581	2.46%	6,292	2004
	10.000000	10.109894	1.10%	3,951	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.049526	16.417647	9.09%	2,441	2006
	13.631514	15.049526	10.40%	2,441	2005
	12.578333	13.631514	8.37%	2,442	2004
	10.000000	12.578333	25.78%	2,201	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.793675	28.184071	35.54%	6,691	2006
	18.089801	20.793675	14.95%	7,762	2005
	13.503520	18.089801	33.96%	6,488	2004
	10.000000	13.503520	35.04%	4,716	2003*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.174858	14.745808	11.92%	252	2006
	12.305393	13.174858	7.07%	257	2005
	11.397435	12.305393	7.97%	283	2004
	10.000000	11.397435	13.97%	0	2003*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.550649	11.648573	10.41%	0	2006
	10.207230	10.550649	3.36%	0	2005
	10.000000	10.207230	2.07%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.480690	10.560919	0.77%	0	2006
	10.071124	10.480690	4.07%	0	2005
	10.000000	10.071124	0.71%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	10.094478	10.377821	2.81%	0	2006
	9.998501	10.094478	0.96%	0	2005
	10.000000	9.998501	-0.01%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.149734	13.475079	20.86%	0	2006
	10.659355	11.149734	4.60%	0	2005
	10.000000	10.659355	6.59%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.076320	10.299170	2.21%	0	2006
	10.043946	10.076320	0.32%	0	2005
	10.000000	10.043946	0.44%	0	2004*

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.888644	17.658499	11.14%	1,418	2006
	15.314957	15.888644	3.75%	2,062	2005
	14.041976	15.314957	9.07%	1,362	2004
	10.000000	14.041976	40.42%	379	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.913148	15.564192	4.37%	1,126	2006
	13.957607	14.913148	6.85%	1,126	2005
	13.339769	13.957607	4.63%	1,126	2004
	10.000000	13.339769	33.40%	1,126	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	17.001606	19.450049	14.40%	362	2006
	15.812072	17.001606	7.52%	363	2005
	13.940527	15.812072	13.43%	364	2004
	10.000000	13.940527	39.41%	365	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.390535	17.717215	15.12%	1,045	2006
	14.952834	15.390535	2.93%	1,047	2005
	13.662722	14.952834	9.44%	1,048	2004
	10.000000	13.662722	36.63%	1,049	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.155414	20.402960	12.38%	914	2006
	17.302381	18.155414	4.93%	0	2005
	14.766948	17.302381	17.17%	0	2004
	10.000000	14.766948	47.67%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.315119	17.604714	14.95%	249	2006
	14.890772	15.315119	2.85%	259	2005
	13.442526	14.890772	10.77%	269	2004
	10.000000	13.442526	34.43%	279	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.290886	19.997509	22.75%	4,101	2006
	14.636650	16.290886	11.30%	4,460	2005
	12.959792	14.636650	12.94%	4,460	2004
	10.000000	12.959792	29.60%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.495190	15.353125	22.87%	0	2006
	11.239611	12.495190	11.17%	0	2005
	10.000000	11.239611	12.40%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.186722	13.234752	18.31%	0	2006
	10.000000	11.186722	11.87%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.210952	13.510297	-4.93%	2,369	2006
	14.161712	14.210952	0.35%	2,397	2005
	13.013813	14.161712	8.82%	1,157	2004
	10.000000	13.013813	30.14%	1,026	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.726464	18.332945	16.57%	1,970	2006
	15.241548	15.726464	3.18%	0	2005
	13.566392	15.241548	12.35%	0	2004
	10.000000	13.566392	35.66%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.334020	12.143018	7.14%	0	2006
	10.000000	11.334020	13.34%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.813529	10.809888	-0.03%	15,431	2006
	10.819794	10.813529	-0.06%	11,705	2005
	10.391879	10.819794	4.12%	1,923	2004
	10.000000	10.391879	3.92%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.403088	20.719191	12.59%	755	2006
	17.439945	18.403088	5.52%	544	2005
	14.541108	17.439945	19.94%	119	2004
	10.000000	14.541108	45.41%	280	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	14.822632	16.804113	13.37%	8,936	2006
	14.423465	14.822632	2.77%	8,281	2005
	13.282860	14.423465	8.59%	7,483	2004
	10.000000	13.282860	32.83%	691	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.369024	15.287971	14.35%	134	2006
	13.048499	13.369024	2.46%	126	2005
	12.653727	13.048499	3.12%	0	2004
	10.000000	12.653727	26.54%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.622711	15.914678	1.87%	0	2006
	15.040310	15.622711	3.87%	0	2005
	13.764492	15.040310	9.27%	0	2004
	10.000000	13.764492	37.64%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.771489	16.931977	14.63%	0	2006
	14.326726	14.771489	3.10%	0	2005
	13.296363	14.326726	7.75%	0	2004
	10.000000	13.296363	32.96%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.652916	15.555400	13.93%	0	2006
	13.643002	13.652916	0.07%	0	2005
	12.944483	13.643002	5.40%	0	2004
	10.000000	12.944483	29.44%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.284704	2.85%	863	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.341756	10.575637	2.26%	13,097	2006
	10.406737	10.341756	-0.62%	8,855	2005
	10.236130	10.406737	1.67%	1,591	2004
	10.000000	10.236130	2.36%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.572455	18.377949	18.02%	13,308	2006
	14.989922	15.572455	3.89%	12,900	2005
	13.695185	14.989922	9.45%	8,672	2004
	10.000000	13.695185	36.95%	1,118	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.577120	15.287281	4.87%	88	2006
	14.040855	14.577120	3.82%	89	2005
	13.837109	14.040855	1.47%	71	2004
	10.000000	13.837109	38.37%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	19.263360	22.324984	15.89%	0	2006
	16.480203	19.263360	16.89%	0	2005
	14.780296	16.480203	11.50%	0	2004
	10.000000	14.780296	47.80%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.870128	14.920770	15.93%	2,734	2006
	11.014450	12.870128	16.85%	2,122	2005
	10.000000	11.014450	10.14%	201	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	17.370082	19.046959	9.65%	21,375	2006
	15.132524	17.370082	14.79%	11,372	2005
	13.354150	15.132524	13.32%	4,249	2004
	10.000000	13.354150	33.54%	3,069	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.582306	10.844196	2.47%	16,354	2006
	10.553929	10.582306	0.27%	3,028	2005
	10.294225	10.553929	2.52%	2,046	2004
	10.000000	10.294225	2.94%	1,607	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.404472	22.569273	10.61%	12,841	2006
	17.569807	20.404472	16.13%	10,092	2005
	14.323670	17.569807	22.66%	5,059	2004
	10.000000	14.323670	43.24%	4,495	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.769584	21.426839	14.16%	2,795	2006
	18.621989	18.769584	0.79%	488	2005
	16.624081	18.621989	12.02%	335	2004
	10.000000	16.624081	66.24%	335	2003*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.370886	15.343753	14.75%	1,282	2006
	10.000000	13.370886	33.71%	309	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.681338	11.517879	7.83%	0	2006
	10.000000	10.681338	6.81%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.987647	12.077926	9.92%	4,717	2006
	10.000000	10.987647	9.88%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.195544	12.440804	11.12%	0	2006
	10.000000	11.195544	11.96%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.097057	10.97%	16,717	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.635223	16.867731	15.25%	14,130	2006
	14.379808	14.635223	1.78%	8,103	2005
	13.165549	14.379808	9.22%	3,819	2004
	10.000000	13.165549	31.66%	2,232	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.754252	21.588889	15.11%	5,293	2006
	17.522146	18.754252	7.03%	3,407	2005
	14.389863	17.522146	21.77%	586	2004
	10.000000	14.389863	43.90%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.668305	15.977560	26.12%	609	2006
	10.000000	12.668305	26.68%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.387393	20.779294	19.51%	0	2006
	16.038366	17.387393	8.41%	0	2005
	13.751167	16.038366	16.63%	0	2004
	10.000000	13.751167	37.51%	1,057	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	12.465022	14.898644	19.52%	18,417	2006
	11.501699	12.465022	8.38%	11,831	2005
	10.000000	11.501699	15.02%	3,535	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.776034	10.855571	11.04%	3,056	2006
	10.000000	9.776034	-2.24%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.006046	14.251228	9.57%	0	2006
	12.276441	13.006046	5.94%	0	2005
	11.520606	12.276441	6.56%	0	2004
	10.000000	11.520606	15.21%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.012813	17.193769	7.38%	3,023	2006
	14.457079	16.012813	10.76%	2,644	2005
	12.454292	14.457079	16.08%	1,201	2004
	10.000000	12.454292	24.54%	1,209	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.353585	16.759641	9.16%	0	2006
	14.067422	15.353585	9.14%	0	2005
	12.170561	14.067422	15.59%	0	2004
	10.000000	12.170561	21.71%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.815277	31.552508	44.63%	0	2006
	16.802152	21.815277	29.84%	0	2005
	14.386862	16.802152	16.79%	0	2004
	10.000000	14.386862	43.87%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.776907	21.391393	44.76%	3,463	2006
	11.374522	14.776907	29.91%	0	2005
	10.000000	11.374522	13.75%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.952665	10.205378	2.54%	22,180	2006
	9.970148	9.952665	-0.18%	6,181	2005
	10.053922	9.970148	-0.83%	392	2004
	10.000000	10.053922	0.54%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.871721	14.647444	5.59%	0	2006
	13.524972	13.871721	2.56%	0	2005
	12.611711	13.524972	7.24%	0	2004
	10.000000	12.611711	26.12%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.508758	18.390788	18.58%	1,160	2006
	14.802915	15.508758	4.77%	1,160	2005
	13.101256	14.802915	12.99%	1,160	2004
	10.000000	13.101256	31.01%	1,160	2003*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.448217	11.344789	8.58%	0	2006
	10.407800	10.448217	0.39%	434	2005
	10.000000	10.407800	4.08%	434	2004*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	12.242143	14.167765	15.73%	4,553	2006
	11.280036	12.242143	8.53%	4,656	2005
	10.000000	11.280036	12.80%	505	2004*

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.702950	12.090492	12.96%	0	2006
	10.000000	10.702950	7.03%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.214519	10.750578	5.25%	0	2006
	10.000000	10.214519	2.15%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.985656	11.932062	8.61%	3,554	2006
	10.734808	10.985656	2.34%	6,005	2005
	10.000000	10.734808	7.35%	2,827	2004*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.100041	15.639468	3.57%	0	2006
	14.912765	15.100041	1.26%	0	2005
	13.546314	14.912765	10.09%	0	2004
	10.000000	13.546314	35.46%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.625396	13.999977	20.43%	10,755	2006
	10.000000	11.625396	16.25%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	16.008068	18.032072	12.64%	1,525	2006
	14.342226	16.008068	11.61%	1,583	2005
	12.561301	14.342226	14.18%	1,586	2004
	10.000000	12.561301	25.61%	1,524	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.538079	12.595551	9.17%	898	2006
	10.000000	11.538079	15.38%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.349244	16.055160	11.89%	13,367	2006
	13.646139	14.349244	5.15%	0	2005
	12.242250	13.646139	11.47%	0	2004
	10.000000	12.242250	22.42%	0	2003*

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.444700	4.45%	20,100	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.426790	4.27%	5,291	2006*

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.726774	7.27%	639	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.254148	2.54%	3,857	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.010580	14.160558	8.84%	260	2006
	12.914147	13.010580	0.75%	1,582	2005
	11.920518	12.914147	8.34%	606	2004
	10.000000	11.920518	19.21%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.428702	11.349994	8.83%	14,073	2006
	10.000000	10.428702	4.29%	2,242	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	25.743289	34.532168	34.14%	0	2006
	19.769023	25.743289	30.22%	0	2005
	16.681255	19.769023	18.51%	0	2004
	10.000000	16.681255	66.81%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	15.295088	20.553200	34.38%	4,550	2006
	11.731602	15.295088	30.38%	2,951	2005
	10.000000	11.731602	17.32%	422	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.557753	22.375845	35.14%	0	2006
	15.845755	16.557753	4.49%	0	2005
	12.429469	15.845755	27.49%	0	2004
	10.000000	12.429469	24.29%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	16.228647	16.446395	1.34%	88	2006
	15.307615	16.228647	6.02%	308	2005
	13.746313	15.307615	11.36%	163	2004
	10.000000	13.746313	37.46%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.466836	22.431312	15.23%	0	2006
	19.247126	19.466836	1.14%	271	2005
	16.718464	19.247126	15.12%	215	2004
	10.000000	16.718464	67.18%	160	2003*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.879084	20.761119	9.97%	6,810	2006
	17.128629	18.879084	10.22%	2,202	2005
	14.654395	17.128629	16.88%	222	2004
	10.000000	14.654395	46.54%	160	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.443115	21.793953	18.17%	0	2006
	16.917366	18.443115	9.02%	0	2005
	14.236433	16.917366	18.83%	0	2004
	10.000000	14.236433	42.36%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.592487	15.717105	0.80%	0	2006
	14.646138	15.592487	6.46%	0	2005
	13.837460	14.646138	5.84%	0	2004
	10.000000	13.837460	38.37%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.479012	10.561063	0.78%	4,071	2006
	9.838727	10.479012	6.51%	2,225	2005
	10.000000	9.838727	-1.61%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.275946	16.637183	8.91%	0	2006
	15.644906	15.275946	-2.36%	0	2005
	15.282977	15.644906	2.37%	0	2004
	10.000000	15.282977	52.83%	0	2003*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.591089	11.589142	9.42%	0	2006
	10.846894	10.591089	-2.36%	0	2005
	10.000000	10.846894	8.47%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.383839	10.559563	1.69%	16,655	2006
	10.218714	10.383839	1.62%	1,737	2005
	10.056798	10.218714	1.61%	132	2004
	10.000000	10.056798	0.57%	570	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.240596	11.743052	4.47%	28,463	2006
	11.057226	11.240596	1.66%	26,336	2005
	10.737468	11.057226	2.98%	539	2004
	10.000000	10.737468	7.37%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.417219	13.248273	6.69%	94,046	2006
	12.076800	12.417219	2.82%	57,096	2005
	11.453215	12.076800	5.44%	6,808	2004
	10.000000	11.453215	14.53%	1,173	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.653042	14.960495	9.58%	284,967	2006
	13.170541	13.653042	3.66%	94,697	2005
	12.219426	13.170541	7.78%	41,590	2004
	10.000000	12.219426	22.19%	4,674	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.172866	17.101815	12.71%	147,945	2006
	14.400446	15.172866	5.36%	72,524	2005
	13.055735	14.400446	10.30%	26,682	2004
	10.000000	13.055735	30.56%	23,600	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.357271	18.811454	15.00%	27,536	2006
	15.400938	16.357271	6.21%	25,979	2005
	13.726044	15.400938	12.20%	14,836	2004
	10.000000	13.726044	37.26%	1,562	2003*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.365730	16.578910	7.90%	6,529	2006
	14.247149	15.365730	7.85%	0	2005
	12.567045	14.247149	13.37%	0	2004
	10.000000	12.567045	25.67%	0	2003*

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.929517	10.213733	2.86%	14,847	2006
	9.828303	9.929517	1.03%	3,381	2005
	9.907723	9.828303	-0.80%	0	2004
	10.000000	9.907723	-0.92%	0	2003*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	18.099172	17.720367	-2.09%	0	2006
	16.466194	18.099172	9.92%	0	2005
	14.927789	16.466194	10.31%	0	2004
	10.000000	14.927789	49.28%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.846210	8.46%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Value Fund: Class II - Q/NQ	17.863159	21.516083	20.45%	0	2006
	16.238833	17.863159	10.00%	0	2005
	13.752384	16.238833	18.08%	0	2004
	10.000000	13.752384	37.52%	0	2003*

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.613064	15.192857	20.45%	7,975	2006
	11.464644	12.613064	10.02%	0	2005
	10.000000	11.464644	14.65%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.983657	19.446772	8.14%	1,077	2006
	16.302727	17.983657	10.31%	626	2005
	14.315619	16.302727	13.88%	278	2004
	10.000000	14.315619	43.16%	442	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.904674	16.632365	11.59%	9,622	2006
	14.150175	14.904674	5.33%	0	2005
	13.128576	14.150175	7.78%	0	2004
	10.000000	13.128576	31.29%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	16.051165	18.252744	13.72%	9,314	2006
	15.691383	16.051165	2.29%	2,255	2005
	13.619525	15.691383	15.21%	719	2004
	10.000000	13.619525	36.20%	929	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.503052	11.867168	3.17%	1,736	2006
	11.440175	11.503052	0.55%	714	2005
	10.913127	11.440175	4.83%	0	2004
	10.000000	10.913127	9.13%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.767643	15.648279	5.96%	10,484	2006
	14.311213	14.767643	3.19%	7,458	2005
	13.641397	14.311213	4.91%	1,214	2004
	10.000000	13.641397	36.41%	735	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.927265	14.934359	15.53%	8,716	2006
	11.518744	12.927265	12.23%	3,064	2005
	10.000000	11.518744	15.19%	1,394	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.858496	22.934794	15.49%	0	2006
	17.692814	19.858496	12.24%	0	2005
	15.125050	17.692814	16.98%	0	2004
	10.000000	15.125050	51.25%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.986985	13.958843	7.48%	2,143	2006
	12.938142	12.986985	0.38%	1,278	2005
	12.092593	12.938142	6.99%	513	2004
	10.000000	12.092593	20.93%	94	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.641582	16.534344	12.93%	16,604	2006
	14.071167	14.641582	4.05%	3,126	2005
	13.101729	14.071167	7.40%	938	2004
	10.000000	13.101729	31.02%	269	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	19.118454	21.571062	12.83%	1,958	2006
	17.708055	19.118454	7.96%	0	2005
	15.099793	17.708055	17.27%	0	2004
	10.000000	15.099793	51.00%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.916589	15.873489	14.06%	0	2006
	13.439563	13.916589	3.55%	0	2005
	12.292191	13.439563	9.33%	0	2004
	10.000000	12.292191	22.92%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.983722	20.088657	25.68%	136	2006
	14.477008	15.983722	10.41%	136	2005
	12.661737	14.477008	14.34%	136	2004
	10.000000	12.661737	26.62%	137	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.605700	13.078796	3.75%	146	2006
	12.120096	12.605700	4.01%	146	2005
	11.726971	12.120096	3.35%	147	2004
	10.000000	11.726971	17.27%	147	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.194685	12.043722	7.58%	106	2006
	10.000000	11.194685	11.95%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.523778	12.287032	16.75%	4,009	2006
	10.000000	10.523778	5.24%	1,129	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.020034	10.257077	2.37%	0	2006
	10.000000	10.020034	0.20%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.585324	10.787340	1.91%	12,641	2006
	10.349803	10.585324	2.28%	0	2005
	10.106459	10.349803	2.41%	0	2004
	10.000000	10.106459	1.06%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.026650	16.384383	9.04%	0	2006
	13.617677	15.026650	10.35%	0	2005
	12.571945	13.617677	8.32%	0	2004
	10.000000	12.571945	25.72%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.762036	28.126967	35.47%	5,529	2006
	18.071423	20.762036	14.89%	4,996	2005
	13.496647	18.071423	33.90%	360	2004
	10.000000	13.496647	34.97%	0	2003*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.158971	14.720560	11.87%	2,445	2006
	12.296790	13.158971	7.01%	2,701	2005
	11.395253	12.296790	7.91%	0	2004
	10.000000	11.395253	13.95%	0	2003*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.544626	11.636014	10.35%	0	2006
	10.206577	10.544626	3.31%	0	2005
	10.000000	10.206577	2.07%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.474719	10.549561	0.71%	0	2006
	10.070480	10.474719	4.01%	0	2005
	10.000000	10.070480	0.70%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	10.088720	10.366650	2.75%	0	2006
	9.997862	10.088720	0.91%	0	2005
	10.000000	9.997862	-0.02%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.143386	13.460593	20.79%	0	2006
	10.658672	11.143386	4.55%	0	2005
	10.000000	10.658672	6.59%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.070573	10.288084	2.16%	0	2006
	10.043305	10.070573	0.27%	0	2005
	10.000000	10.043305	0.43%	0	2004*

Additional Contract Options Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.865481	17.623816	11.08%	32,783	2006
	15.300376	15.865481	3.69%	34,065	2005
	14.035732	15.300376	9.01%	30,367	2004
	10.000000	14.035732	40.36%	8,859	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.891411	15.533626	4.31%	6,222	2006
	13.944319	14.891411	6.79%	6,633	2005
	13.333845	13.944319	4.58%	4,448	2004
	10.000000	13.333845	33.34%	1,431	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.976808	19.411851	14.34%	3,438	2006
	15.797013	16.976808	7.47%	4,337	2005
	13.934334	15.797013	13.37%	2,879	2004
	10.000000	13.934334	39.34%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.368090	17.682415	15.06%	7,914	2006
	14.938595	15.368090	2.88%	8,050	2005
	13.656648	14.938595	9.39%	8,175	2004
	10.000000	13.656648	36.57%	6,728	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.128936	20.362893	12.32%	0	2006
	17.285895	18.128936	4.88%	0	2005
	14.760375	17.285895	17.11%	0	2004
	10.000000	14.760375	47.60%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.292793	17.570143	14.89%	739	2006
	14.876592	15.292793	2.80%	739	2005
	13.436555	14.876592	10.72%	774	2004
	10.000000	13.436555	34.37%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.267090	19.958174	22.69%	0	2006
	14.622677	16.267090	11.25%	0	2005
	12.954014	14.622677	12.88%	0	2004
	10.000000	12.954014	29.54%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.484669	15.332411	22.81%	0	2006
	11.235831	12.484669	11.11%	0	2005
	10.000000	11.235831	12.36%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.182961	13.223600	18.25%	7,428	2006
	10.000000	11.182961	11.83%	283	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.190218	13.483747	-4.98%	8,237	2006
	14.148213	14.190218	0.30%	10,023	2005
	13.008019	14.148213	8.77%	5,814	2004
	10.000000	13.008019	30.08%	1,038	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.703519	18.296920	16.51%	27,281	2006
	15.227029	15.703519	3.13%	27,557	2005
	13.560360	15.227029	12.29%	16,564	2004
	10.000000	13.560360	35.60%	241	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.330208	12.132766	7.08%	0	2006
	10.000000	11.330208	13.30%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.797069	10.787966	-0.08%	19,707	2006
	10.808802	10.797069	-0.11%	20,940	2005
	10.386599	10.808802	4.06%	11,006	2004
	10.000000	10.386599	3.87%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.376258	20.678506	12.53%	448	2006
	17.423346	18.376258	5.47%	337	2005
	14.534647	17.423346	19.87%	199	2004
	10.000000	14.534647	45.35%	0	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	14.801006	16.771098	13.31%	46,163	2006
	14.409719	14.801006	2.72%	57,754	2005
	13.276956	14.409719	8.53%	50,447	2004
	10.000000	13.276956	32.77%	4,280	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.349526	15.257937	14.30%	30,637	2006
	13.036073	13.349526	2.40%	31,130	2005
	12.648103	13.036073	3.07%	7,612	2004
	10.000000	12.648103	26.48%	789	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.599935	15.883417	1.82%	0	2006
	15.025992	15.599935	3.82%	0	2005
	13.758382	15.025992	9.21%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.749944	16.898710	14.57%	3,211	2006
	14.313075	14.749944	3.05%	3,214	2005
	13.290443	14.313075	7.69%	3,417	2004
	10.000000	13.290443	32.90%	2,474	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.632999	15.524848	13.88%	16,462	2006
	13.630001	13.632999	0.02%	16,911	2005
	12.938731	13.630001	5.34%	17,574	2004
	10.000000	12.938731	29.39%	14,557	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.281225	2.81%	518	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.326635	10.554827	2.21%	19,330	2006
	10.396791	10.326635	-0.67%	22,556	2005
	10.231557	10.396791	1.61%	15,209	2004
	10.000000	10.231557	2.32%	4,280	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.549744	18.341851	17.96%	121,837	2006
	14.975649	15.549744	3.83%	118,775	2005
	13.689096	14.975649	9.40%	85,834	2004
	10.000000	13.689096	36.89%	12,958	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.555865	15.257253	4.82%	55,929	2006
	14.027481	14.555865	3.77%	61,494	2005
	13.830954	14.027481	1.42%	60,240	2004
	10.000000	13.830954	38.31%	2,675	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	19.235244	22.281112	15.83%	0	2006
	16.464488	19.235244	16.83%	0	2005
	14.773707	16.464488	11.44%	0	2004
	10.000000	14.773707	47.74%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.859292	14.900646	15.87%	4,782	2006
	11.010757	12.859292	16.79%	3,186	2005
	10.000000	11.010757	10.11%	0	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	17.344751	19.009561	9.60%	106,397	2006
	15.118116	17.344751	14.73%	115,245	2005
	13.348206	15.118116	13.26%	50,333	2004
	10.000000	13.348206	33.48%	7,170	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.566867	10.822894	2.42%	39,462	2006
	10.543870	10.566867	0.22%	33,916	2005
	10.289636	10.543870	2.47%	26,584	2004
	10.000000	10.289636	2.90%	3,272	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.374726	22.524947	10.55%	66,682	2006
	17.553083	20.374726	16.07%	59,585	2005
	14.317299	17.553083	22.60%	44,560	2004
	10.000000	14.317299	43.17%	5,830	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.742199	21.384742	14.10%	17,459	2006
	18.604251	18.742199	0.74%	25,454	2005
	16.616684	18.604251	11.96%	14,299	2004
	10.000000	16.616684	66.17%	182	2003*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.366391	15.330811	14.70%	1,422	2006
	10.000000	13.366391	33.66%	444	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.677738	11.508159	7.78%	0	2006
	10.000000	10.677738	6.78%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.983946	12.067730	9.87%	3,768	2006
	10.000000	10.983946	9.84%	3,768	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.191771	12.430320	11.07%	1,771	2006
	10.000000	11.191771	11.92%	2,758	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.093323	10.93%	2,765	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.613875	16.834586	15.20%	191,890	2006
	14.366106	14.613875	1.72%	175,173	2005
	13.159690	14.366106	9.17%	195,578	2004
	10.000000	13.159690	31.60%	9,874	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.726904	21.546487	15.06%	1,766	2006
	17.505456	18.726904	6.98%	1,329	2005
	14.383471	17.505456	21.71%	543	2004
	10.000000	14.383471	43.83%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.664040	15.964102	26.06%	1,494	2006
	10.000000	12.664040	26.64%	472	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.362045	20.738490	19.45%	0	2006
	16.023099	17.362045	8.36%	0	2005
	13.745055	16.023099	16.57%	0	2004
	10.000000	13.745055	37.45%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	12.454527	14.878566	19.46%	2,912	2006
	11.497838	12.454527	8.32%	2,559	2005
	10.000000	11.497838	14.98%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.772731	10.846399	10.99%	3,887	2006
	10.000000	9.772731	-2.27%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.987069	14.223228	9.52%	3,423	2006
	12.264747	12.987069	5.89%	3,423	2005
	11.515483	12.264747	6.51%	3,423	2004
	10.000000	11.515483	15.15%	1,130	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.989434	17.159960	7.32%	891	2006
	14.443288	15.989434	10.70%	891	2005
	12.448743	14.443288	16.02%	891	2004
	10.000000	12.448743	24.49%	779	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.332818	16.728502	9.10%	1,937	2006
	14.055507	15.332818	9.09%	314	2005
	12.166439	14.055507	15.53%	314	2004
	10.000000	12.166439	21.66%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.783453	31.490521	44.56%	0	2006
	16.786144	21.783453	29.77%	0	2005
	14.380462	16.786144	16.73%	0	2004
	10.000000	14.380462	43.80%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.764488	21.362595	44.69%	7,142	2006
	11.370699	14.764488	29.85%	0	2005
	10.000000	11.370699	13.71%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.938135	10.185319	2.49%	38,145	2006
	9.960634	9.938135	-0.23%	30,570	2005
	10.049442	9.960634	-0.88%	20,989	2004
	10.000000	10.049442	0.49%	2,110	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.851478	14.618661	5.54%	15,757	2006
	13.512077	13.851478	2.51%	16,167	2005
	12.606092	13.512077	7.19%	12,560	2004
	10.000000	12.606092	26.06%	121	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.486129	18.354658	18.52%	8,125	2006
	14.788799	15.486129	4.72%	8,845	2005
	13.095420	14.788799	12.93%	4,300	2004
	10.000000	13.095420	30.95%	1,640	2003*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.439606	11.329707	8.53%	6,704	2006
	10.404496	10.439606	0.34%	6,707	2005
	10.000000	10.404496	4.04%	6,281	2004*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	12.232083	14.148949	15.67%	3,851	2006
	11.276478	12.232083	8.47%	3,923	2005
	10.000000	11.276478	12.76%	3,643	2004*

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.699349	12.080295	12.91%	0	2006
	10.000000	10.699349	6.99%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.211075	10.741519	5.19%	0	2006
	10.000000	10.211075	2.11%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.976624	11.916200	8.56%	27,471	2006
	10.731418	10.976624	2.28%	30,317	2005
	10.000000	10.731418	7.31%	26,644	2004*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.078018	15.608741	3.52%	0	2006
	14.898556	15.078018	1.20%	0	2005
	13.540292	14.898556	10.03%	0	2004
	10.000000	13.540292	35.40%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.621495	13.988187	20.36%	3,860	2006
	10.000000	11.621495	16.21%	1,323	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	15.983705	17.995503	12.59%	1,783	2006
	14.327655	15.983705	11.56%	1,785	2005
	12.554923	14.327655	14.12%	1,914	2004
	10.000000	12.554923	25.55%	944	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.534192	12.584910	9.11%	3,302	2006
	10.000000	11.534192	15.34%	163	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.329818	16.025299	11.83%	28,161	2006
	13.634572	14.329818	5.10%	22,406	2005
	12.238102	13.634572	11.41%	12,145	2004
	10.000000	12.238102	22.38%	6,325	2003*

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.441173	4.41%	13,274	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.423276	4.23%	7,535	2006*

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.723164	7.23%	5,452	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.250695	2.51%	1,277	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.991591	14.132721	8.78%	1,019	2006
	12.901837	12.991591	0.70%	1,629	2005
	11.915207	12.901837	8.28%	1,019	2004
	10.000000	11.915207	19.15%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.425180	11.340421	8.78%	3,370	2006
	10.000000	10.425180	4.25%	55	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	25.705754	34.464366	34.07%	0	2006
	19.750194	25.705754	30.15%	0	2005
	16.673844	19.750194	18.45%	0	2004
	10.000000	16.673844	66.74%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	15.282194	20.525465	34.31%	399	2006
	11.727649	15.282194	30.31%	272	2005
	10.000000	11.727649	17.28%	151	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.533604	22.331912	35.07%	0	2006
	15.830660	16.533604	4.44%	0	2005
	12.423943	15.830660	27.42%	0	2004
	10.000000	12.423943	24.24%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	16.204980	16.414091	1.29%	0	2006
	15.293035	16.204980	5.96%	144	2005
	13.740197	15.293035	11.30%	0	2004
	10.000000	13.740197	37.40%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.438441	22.387257	15.17%	0	2006
	19.228790	19.438441	1.09%	0	2005
	16.711034	19.228790	15.07%	0	2004
	10.000000	16.711034	67.11%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.851589	20.720355	9.91%	10,887	2006
	17.112344	18.851589	10.16%	7,988	2005
	14.647889	17.112344	16.82%	4,179	2004
	10.000000	14.647889	46.48%	0	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.416229	21.751141	18.11%	0	2006
	16.901261	18.416229	8.96%	0	2005
	14.230107	16.901261	18.77%	0	2004
	10.000000	14.230107	42.30%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.569751	15.686224	0.75%	0	2006
	14.632191	15.569751	6.41%	0	2005
	13.831311	14.632191	5.79%	0	2004
	10.000000	13.831311	38.31%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.470190	10.546816	0.73%	0	2006
	9.835422	10.470190	6.45%	0	2005
	10.000000	9.835422	-1.65%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.253641	16.604458	8.86%	0	2006
	15.630001	15.253641	-2.41%	0	2005
	15.276176	15.630001	2.32%	0	2004
	10.000000	15.276176	52.76%	0	2003*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.582151	11.573495	9.37%	0	2006
	10.843249	10.582151	-2.41%	0	2005
	10.000000	10.843249	8.43%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.368679	10.538811	1.64%	43,542	2006
	10.208975	10.368679	1.56%	31,106	2005
	10.052319	10.208975	1.56%	12,654	2004
	10.000000	10.052319	0.52%	5,490	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.224201	11.719973	4.42%	249,092	2006
	11.046699	11.224201	1.61%	293,284	2005
	10.732694	11.046699	2.93%	229,998	2004
	10.000000	10.732694	7.33%	10,966	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.399089	13.222235	6.64%	763,841	2006
	12.065285	12.399089	2.77%	836,076	2005
	11.448112	12.065285	5.39%	612,075	2004
	10.000000	11.448112	14.48%	36,674	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.633120	14.931111	9.52%	4,911,951	2006
	13.157999	13.633120	3.61%	5,135,494	2005
	12.213989	13.157999	7.73%	3,863,906	2004
	10.000000	12.213989	22.14%	414,694	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.150749	17.068231	12.66%	3,955,464	2006
	14.386732	15.150749	5.31%	4,123,686	2005
	13.049930	14.386732	10.24%	3,102,459	2004
	10.000000	13.049930	30.50%	295,301	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.333409	18.774488	14.95%	1,613,395	2006
	15.386263	16.333409	6.16%	1,717,668	2005
	13.719936	15.386263	12.15%	1,219,185	2004
	10.000000	13.719936	37.20%	139,905	2003*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.344932	16.548079	7.84%	23,320	2006
	14.235076	15.344932	7.80%	22,435	2005
	12.562778	14.235076	13.31%	4,153	2004
	10.000000	12.562778	25.63%	367	2003*

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.914831	10.193460	2.81%	42,714	2006
	9.818741	9.914831	0.98%	41,040	2005
	9.903114	9.818741	-0.85%	26,167	2004
	10.000000	9.903114	-0.97%	0	2003*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	18.072787	17.685563	-2.14%	6,682	2006
	16.450514	18.072787	9.86%	7,404	2005
	14.921160	16.450514	10.25%	1,032	2004
	10.000000	14.921160	49.21%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.842547	8.43%	550	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Value Fund: Class II - Q/NQ	17.838983	21.476067	20.39%	0	2006
	16.225077	17.838983	9.95%	0	2005
	13.747723	16.225077	18.02%	0	2004
	10.000000	13.747723	37.48%	0	2003*

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.602422	15.172347	20.39%	15,252	2006
	11.460775	12.602422	9.96%	3,492	2005
	10.000000	11.460775	14.61%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.957407	19.408542	8.08%	21,839	2006
	16.287185	17.957407	10.25%	28,153	2005
	14.309252	16.287185	13.82%	23,261	2004
	10.000000	14.309252	43.09%	16,867	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.882948	16.599700	11.54%	5,415	2006
	14.136709	14.882948	5.28%	2,960	2005
	13.122737	14.136709	7.73%	766	2004
	10.000000	13.122737	31.23%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	16.027747	18.216874	13.66%	31,072	2006
	15.676431	16.027747	2.24%	23,745	2005
	13.613463	15.676431	15.15%	14,103	2004
	10.000000	13.613463	36.13%	5,836	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.486246	11.843820	3.11%	6,538	2006
	11.429252	11.486246	0.50%	5,679	2005
	10.908261	11.429252	4.78%	5,264	2004
	10.000000	10.908261	9.08%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.746098	15.617527	5.91%	57,739	2006
	14.297573	14.746098	3.14%	61,528	2005
	13.635328	14.297573	4.86%	30,835	2004
	10.000000	13.635328	36.35%	2,527	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.916367	14.914215	15.47%	2,636	2006
	11.514872	12.916367	12.17%	934	2005
	10.000000	11.514872	15.15%	7,397	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.829567	22.889771	15.43%	0	2006
	17.675988	19.829567	12.18%	0	2005
	15.118336	17.675988	16.92%	0	2004
	10.000000	15.118336	51.18%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.968040	13.931414	7.43%	0	2006
	12.925822	12.968040	0.33%	0	2005
	12.087210	12.925822	6.94%	0	2004
	10.000000	12.087210	20.87%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.620224	16.501877	12.87%	25,255	2006
	14.057759	14.620224	4.00%	36,262	2005
	13.095891	14.057759	7.34%	29,549	2004
	10.000000	13.095891	30.96%	12,123	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	19.090561	21.528680	12.77%	1,846	2006
	17.691186	19.090561	7.91%	1,318	2005
	15.093088	17.691186	17.21%	5,249	2004
	10.000000	15.093088	50.93%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.897765	15.843988	14.00%	7,863	2006
	13.428187	13.897765	3.50%	16,059	2005
	12.288020	13.428187	9.28%	11,645	2004
	10.000000	12.288020	22.88%	12,001	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.962094	20.051297	25.62%	0	2006
	14.464749	15.962094	10.35%	0	2005
	12.657435	14.464749	14.28%	0	2004
	10.000000	12.657435	26.57%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.588642	13.054478	3.70%	4,502	2006
	12.109833	12.588642	3.95%	11,869	2005
	11.722996	12.109833	3.30%	9,773	2004
	10.000000	11.722996	17.23%	10,330	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.190908	12.033564	7.53%	2,593	2006
	10.000000	11.190908	11.91%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.520229	12.276666	16.70%	4,633	2006
	10.000000	10.520229	5.20%	1,432	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.016659	10.248424	2.31%	11,368	2006
	10.000000	10.016659	0.17%	120	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.570988	10.767281	1.86%	15,671	2006
	10.341028	10.570988	2.22%	14,522	2005
	10.103021	10.341028	2.36%	7,160	2004
	10.000000	10.103021	1.03%	1,203	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.003777	16.351154	8.98%	0	2006
	13.603850	15.003777	10.29%	0	2005
	12.565569	13.603850	8.26%	0	2004
	10.000000	12.565569	25.66%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.730481	28.069986	35.40%	2,389	2006
	18.053101	20.730481	14.83%	2,586	2005
	13.489811	18.053101	33.83%	2,325	2004
	10.000000	13.489811	34.90%	0	2003*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.143112	14.695379	11.81%	1,503	2006
	12.288195	13.143112	6.96%	1,610	2005
	11.393076	12.288195	7.86%	823	2004
	10.000000	11.393076	13.93%	0	2003*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.538613	11.623498	10.29%	0	2006
	10.205925	10.538613	3.26%	0	2005
	10.000000	10.205925	2.06%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.468746	10.538199	0.66%	0	2006
	10.069836	10.468746	3.96%	0	2005
	10.000000	10.069836	0.70%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	10.082965	10.355486	2.70%	0	2006
	9.997223	10.082965	0.86%	0	2005
	10.000000	9.997223	-0.03%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.137041	13.446106	20.73%	0	2006
	10.657996	11.137041	4.49%	0	2005
	10.000000	10.657996	6.58%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.064827	10.277002	2.11%	0	2006
	10.042663	10.064827	0.22%	0	2005
	10.000000	10.042663	0.43%	0	2004*

Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.842324	17.589180	11.03%	0	2006
	15.285794	15.842324	3.64%	0	2005
	14.029489	15.285794	8.95%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.869670	15.503092	4.26%	0	2006
	13.931024	14.869670	6.74%	0	2005
	13.327906	13.931024	4.53%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.952019	19.373679	14.29%	3,231	2006
	15.781943	16.952019	7.41%	3,289	2005
	13.928124	15.781943	13.31%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.345688	17.647693	15.00%	0	2006
	14.924373	15.345688	2.82%	0	2005
	13.650578	14.924373	9.33%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.102480	20.322877	12.27%	0	2006
	17.269419	18.102480	4.82%	0	2005
	14.753808	17.269419	17.05%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.270469	17.535595	14.83%	0	2006
	14.862410	15.270469	2.75%	0	2005
	13.430573	14.862410	10.66%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.243360	19.918963	22.63%	0	2006
	14.608746	16.243360	11.19%	0	2005
	12.948252	14.608746	12.82%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.474122	15.311694	22.75%	0	2006
	11.232049	12.474122	11.06%	0	2005
	10.000000	11.232049	12.32%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.179195	13.212452	18.19%	0	2006
	10.000000	11.179195	11.79%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.169510	13.457245	-5.03%	7	2006
	14.134733	14.169510	0.25%	59	2005
	13.002232	14.134733	8.71%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.680601	18.260956	16.46%	0	2006
	15.212510	15.680601	3.08%	0	2005
	13.554322	15.212510	12.23%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.326390	12.122531	7.03%	0	2006
	10.000000	11.326390	13.26%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.780625	10.766075	-0.13%	12	2006
	10.797814	10.780625	-0.16%	115	2005
	10.381319	10.797814	4.01%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.349446	20.637860	12.47%	0	2006
	17.406733	18.349446	5.42%	0	2005
	14.528180	17.406733	19.81%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	14.779410	16.738134	13.25%	0	2006
	14.395982	14.779410	2.66%	0	2005
	13.271042	14.395982	8.48%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.330040	15.227945	14.24%	0	2006
	13.023645	13.330040	2.35%	0	2005
	12.642473	13.023645	3.02%	0	2004

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.577163	15.852187	1.77%	0	2006
	15.011664	15.577163	3.77%	0	2005
	13.752253	15.011664	9.16%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.728439	16.865527	14.51%	0	2006
	14.299453	14.728439	3.00%	0	2005
	13.284540	14.299453	7.64%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.613103	15.494317	13.82%	0	2006
	13.617010	13.613103	-0.03%	0	2005
	12.932963	13.617010	5.29%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.277768	2.78%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.311577	10.534096	2.16%	0	2006
	10.386894	10.311577	-0.73%	0	2005
	10.227007	10.386894	1.56%	0	2004

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.527052	18.305796	17.90%	5	2006
	14.961372	15.527052	3.78%	54	2005
	13.863001	14.961372	9.34%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.534623	15.227262	4.77%	4,425	2006
	14.014115	14.534623	3.71%	2,725	2005
	13.824807	14.014115	1.37%	891	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	19.207179	22.237317	15.78%	0	2006
	16.448793	19.207179	16.77%	0	2005
	14.767132	16.448793	11.39%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.848462	14.880550	15.82%	7,121	2006
	11.007058	12.848462	16.73%	5,492	2005
	10.000000	11.007058	10.07%	913	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	17.319436	18.972190	9.54%	3,082	2006
	15.103695	17.319436	14.67%	1,998	2005
	13.342259	15.103695	13.20%	662	2004

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.551419	10.801590	2.37%	0	2006
	10.533806	10.551419	0.17%	233	2005
	10.285049	10.533806	2.42%	185	2004

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.344994	22.480669	10.50%	4,548	2006
	17.536354	20.344994	16.02%	2,914	2005
	14.310920	17.536354	22.54%	999	2004

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.714880	21.342734	14.04%	0	2006
	18.586546	18.714880	0.69%	0	2005
	16.609312	18.586546	11.90%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.361898	15.317890	14.64%	0	2006
	10.000000	13.361898	33.62%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.674147	11.498450	7.72%	0	2006
	10.000000	10.674147	6.74%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.980252	12.057567	9.81%	0	2006
	10.000000	10.980252	9.80%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.188000	12.419828	11.01%	0	2006
	10.000000	11.188000	11.88%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.089575	10.90%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.592554	16.801516	15.14%	1,897	2006
	14.352427	14.592554	1.67%	1,613	2005
	13.153838	14.352427	9.11%	140	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.699566	21.504134	15.00%	0	2006
	17.488770	18.699566	6.92%	0	2005
	14.377069	17.488770	21.64%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.659782	15.950638	25.99%	0	2006
	10.000000	12.659782	26.60%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.336712	20.697739	19.39%	0	2006
	16.007833	17.336712	8.30%	0	2005
	13.738938	16.007833	16.51%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	12.444050	14.858498	19.40%	0	2006
	11.493980	12.444050	8.27%	0	2005
	10.000000	11.493980	14.94%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.769439	10.837251	10.93%	0	2006
	10.000000	9.769439	-2.31%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.968104	14.195250	9.46%	0	2006
	12.253040	12.968104	5.84%	0	2005
	11.510347	12.253040	6.45%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.966132	17.126273	7.27%	0	2006
	14.429549	15.966132	10.65%	0	2005
	12.443207	14.429549	15.96%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.312069	16.697390	9.05%	0	2006
	14.043607	15.312069	9.03%	0	2005
	12.162319	14.043607	15.47%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.751682	31.428655	44.49%	0	2006
	16.770150	21.751682	29.70%	0	2005
	14.374069	16.770150	16.67%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.752026	21.333757	44.62%	209	2006
	11.366872	14.752026	29.78%	0	2005
	10.000000	11.366872	13.67%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.923615	10.165281	2.44%	0	2006
	9.951131	9.923615	-0.28%	0	2005
	10.044958	9.951131	-0.93%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.831269	14.589933	5.49%	0	2006
	13.499205	13.831269	2.46%	0	2005
	12.600490	13.499205	7.13%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.463522	18.318570	18.46%	8	2006
	14.774696	15.463522	4.66%	81	2005
	13.089582	14.774696	12.87%	0	2004

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.431025	11.314649	8.47%	0	2006
	10.401219	10.431025	0.29%	0	2005
	10.000000	10.401219	4.01%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	12.222022	14.130142	15.61%	0	2006
	11.272909	12.222022	8.42%	0	2005
	10.000000	11.272909	12.73%	0	2004*

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.695743	12.070106	12.85%	0	2006
	10.000000	10.695743	6.96%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.207631	10.732443	5.14%	0	2006
	10.000000	10.207631	2.08%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.967599	11.900362	8.50%	1,123	2006
	10.728023	10.967599	2.23%	1,125	2005
	10.000000	10.728023	7.28%	1,128	2004*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.056025	15.578070	3.47%	0	2006
	14.884370	15.056025	1.15%	0	2005
	13.534262	14.884370	9.98%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.617583	13.976396	20.30%	0	2006
	10.000000	11.617583	16.18%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	15.959385	17.959004	12.53%	0	2006
	14.313092	15.959385	11.50%	0	2005
	12.548541	14.313092	14.06%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.530309	12.574304	9.05%	0	2006
	10.000000	11.530309	15.30%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.310433	15.995506	11.78%	0	2006
	13.623033	14.310433	5.05%	0	2005
	12.233952	13.623033	11.35%	0	2004

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.437649	4.38%	0	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.419772	4.20%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.719544	7.20%	403	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.247234	2.47%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.972635	14.104945	8.73%	192	2006
	12.889538	12.972635	0.64%	193	2005
	11.909907	12.889538	8.23%	154	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.421681	11.330863	8.72%	4	2006
	10.000000	10.421681	4.22%	39	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	25.668285	34.396680	34.00%	0	2006
	19.731390	25.668285	30.09%	0	2005
	16.666436	19.731390	18.39%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	15.269326	20.497800	34.24%	3	2006
	11.723703	15.269326	30.24%	30	2005
	10.000000	11.723703	17.24%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.509476	22.288014	35.00%	0	2006
	15.815578	16.509476	4.39%	0	2005
	12.418412	15.815578	27.36%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	16.181325	16.381818	1.24%	0	2006
	15.278441	16.181325	5.91%	0	2005
	13.734078	15.278441	11.24%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.410077	22.343246	15.11%	0	2006
	19.210467	19.410077	1.04%	0	2005
	16.703594	19.210467	15.01%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.824087	20.679636	9.86%	4,239	2006
	17.096036	18.824087	10.11%	4,344	2005
	14.641372	17.096036	16.77%	124	2004

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.389335	21.708380	18.05%	0	2006
	16.885141	18.389335	8.91%	0	2005
	14.223768	16.885141	18.71%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.547017	15.655374	0.70%	0	2006
	14.618242	15.547017	6.35%	0	2005
	13.825156	14.618242	5.74%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.461370	10.532581	0.68%	0	2006
	9.832124	10.461370	6.40%	0	2005
	10.000000	9.832124	-1.68%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.231396	16.571843	8.80%	0	2006
	15.615119	15.231396	-2.46%	0	2005
	15.269390	15.615119	2.26%	0	2004

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.573230	11.557869	9.31%	0	2006
	10.839607	10.573230	-2.46%	0	2005
	10.000000	10.839607	8.40%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.353547	10.518089	1.59%	0	2006
	10.199242	10.353547	1.51%	0	2005
	10.047839	10.199242	1.51%	0	2004

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.207819	11.696954	4.36%	10,079	2006
	11.036156	11.207819	1.56%	10,079	2005
	10.727911	11.036156	2.87%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.380997	13.196251	6.58%	7,419	2006
	12.053788	12.380997	2.71%	8,783	2005
	11.443024	12.053788	5.34%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.613200	14.901735	9.47%	62,971	2006
	13.145442	13.613200	3.56%	62,950	2005
	12.208544	13.145442	7.67%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.128634	17.034678	12.60%	379	2006
	14.373021	15.128634	5.26%	381	2005
	13.044111	14.373021	10.19%	383	2004

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.309572	18.737590	14.89%	13,612	2006
	15.371603	16.309572	6.10%	13,573	2005
	13.713835	15.371603	12.09%	0	2004

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.324161	16.517290	7.79%	68	2006
	14.223018	15.324161	7.74%	0	2005
	12.558517	14.223018	13.25%	0	2004

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.900155	10.173209	2.76%	5,271	2006
	9.809182	9.900155	0.93%	5,271	2005
	9.898507	9.809182	-0.90%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	18.046440	17.650835	-2.19%	0	2006
	16.434862	18.046440	9.81%	0	2005
	14.914523	16.434862	10.19%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.838892	8.39%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.814837	21.436127	20.33%	0	2006
	16.211333	17.814837	9.89%	0	2005
	13.743055	16.211333	17.96%	0	2004

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.591824	15.151912	20.33%	234	2006
	11.456941	12.591824	9.91%	299	2005
	10.000000	11.456941	14.57%	183	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.931223	19.370427	8.03%	0	2006
	16.271674	17.931223	10.20%	0	2005
	14.302891	16.271674	13.76%	0	2004

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.861207	16.567058	11.48%	167	2006
	14.123216	14.861207	5.23%	304	2005
	13.116888	14.123216	7.67%	243	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	16.004374	18.181092	13.60%	0	2006
	15.661506	16.004374	2.19%	0	2005
	13.607406	15.661506	15.10%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.469514	11.820574	3.06%	2,987	2006
	11.418383	11.469514	0.45%	2,652	2005
	10.903410	11.418383	4.72%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.724578	15.586821	5.86%	0	2006
	14.283954	14.724578	3.08%	0	2005
	13.629267	14.283954	4.80%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.905485	14.894095	15.41%	0	2006
	11.511004	12.905485	12.11%	0	2005
	10.000000	11.511004	15.11%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.800617	22.844786	15.37%	0	2006
	17.659123	19.800617	12.13%	0	2005
	15.111597	17.659123	16.86%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.949106	13.904025	7.37%	0	2006
	12.913506	12.949106	0.28%	0	2005
	12.081836	12.913506	6.88%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.598881	16.469437	12.81%	0	2006
	14.044359	14.598881	3.95%	0	2005
	13.090067	14.044359	7.29%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	19.062727	21.486399	12.71%	2	2006
	17.674345	19.062727	7.86%	22	2005
	15.086384	17.674345	17.15%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.878937	15.814500	13.95%	0	2006
	13.416801	13.878937	3.44%	0	2005
	12.283848	13.416801	9.22%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.940489	20.014021	25.55%	0	2006
	14.452492	15.940489	10.30%	0	2005
	12.653145	14.452492	14.22%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.571599	13.030197	3.65%	0	2006
	12.099565	12.571599	3.90%	0	2005
	11.719017	12.099565	3.25%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.187144	12.023416	7.48%	0	2006
	10.000000	11.187144	11.87%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.516692	12.266314	16.64%	0	2006
	10.000000	10.516692	5.17%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.013281	10.239776	2.26%	0	2006
	10.000000	10.013281	0.13%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.556674	10.747251	1.81%	0	2006
	10.332268	10.556674	2.17%	0	2005
	10.099592	10.332268	2.30%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.980954	16.318002	8.92%	0	2006
	13.590037	14.980954	10.23%	0	2005
	12.559190	13.590037	8.21%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.698940	28.013099	35.34%	47	2006
	18.034774	20.698940	14.77%	60	2005
	13.482966	18.034774	33.76%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.127241	14.670192	11.75%	0	2006
	12.279581	13.127241	6.90%	0	2005
	11.390884	12.279581	7.80%	0	2004

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.532595	11.610972	10.24%	0	2006
	10.205274	10.532595	3.21%	0	2005
	10.000000	10.205274	2.05%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.462777	10.526849	0.61%	0	2006
	10.069193	10.462777	3.91%	0	2005
	10.000000	10.069193	0.69%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	10.077207	10.344325	2.65%	0	2006
	9.996585	10.077207	0.81%	0	2005
	10.000000	9.996585	-0.03%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.130676	13.431621	20.67%	0	2006
	10.657317	11.130676	4.44%	0	2005
	10.000000	10.657317	6.57%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.059079	10.265928	2.06%	0	2006
	10.042021	10.059079	0.17%	0	2005
	10.000000	10.042021	0.42%	0	2004*

Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.819192	17.554583	10.97%	34,523	2006
	15.271213	15.819192	3.59%	8,408	2005
	14.023243	15.271213	8.90%	4,738	2004
	10.000000	14.023243	40.23%	3,096	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.847962	15.472600	4.21%	11,041	2006
	13.917742	14.847962	6.68%	7,493	2005
	13.321974	13.917742	4.47%	1,381	2004
	10.000000	13.321974	33.22%	1,590	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.927273	19.335577	14.23%	4,857	2006
	15.766901	16.927273	7.36%	7,183	2005
	13.921930	15.766901	13.25%	4,816	2004
	10.000000	13.921930	39.22%	611	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.323276	17.612985	14.94%	9,417	2006
	14.910135	15.323276	2.77%	11,919	2005
	13.644490	14.910135	9.28%	12,210	2004
	10.000000	13.644490	36.44%	4,223	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.076044	20.282891	12.21%	0	2006
	17.252945	18.076044	4.77%	0	2005
	14.747238	17.252945	16.99%	0	2004
	10.000000	14.747238	47.47%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.248165	17.501112	14.78%	3,087	2006
	14.848231	15.248165	2.69%	3,918	2005
	13.424590	14.848231	10.60%	3,942	2004
	10.000000	13.424590	34.25%	3,596	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.219636	19.879788	22.57%	0	2006
	14.594814	16.219636	11.13%	0	2005
	12.942484	14.594814	12.77%	0	2004
	10.000000	12.942484	29.42%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.463621	15.291063	22.69%	73	2006
	11.228277	12.463621	11.00%	33	2005
	10.000000	11.228277	12.28%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.175422	13.201290	18.13%	26,057	2006
	10.000000	11.175422	11.75%	3,935	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.148820	13.430767	-5.08%	10,217	2006
	14.121250	14.148820	0.20%	8,677	2005
	12.996439	14.121250	8.65%	718	2004
	10.000000	12.996439	29.96%	526	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.657686	18.225035	16.40%	28,748	2006
	15.198000	15.657686	3.02%	21,495	2005
	13.548279	15.198000	12.18%	2,458	2004
	10.000000	13.548279	35.48%	461	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.322577	12.112298	6.97%	2,425	2006
	10.000000	11.322577	13.23%	1,971	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.764197	10.744215	-0.19%	25,900	2006
	10.786832	10.764197	-0.21%	11,789	2005
	10.376039	10.786832	3.96%	2,422	2004
	10.000000	10.376039	3.76%	168	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.322676	20.597299	12.41%	0	2006
	17.390155	18.322676	5.36%	0	2005
	14.521723	17.390155	19.75%	0	2004
	10.000000	14.521723	45.22%	0	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	14.757838	16.705238	13.20%	52,395	2006
	14.382267	14.757838	2.61%	43,417	2005
	13.265137	14.382267	8.42%	18,195	2004
	10.000000	13.265137	32.65%	732	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.310580	15.198002	14.18%	4,605	2006
	13.011223	13.310580	2.30%	2,822	2005
	12.636845	13.011223	2.96%	1,572	2004
	10.000000	12.636845	26.37%	1,572	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.554423	15.821007	1.71%	0	2006
	14.997346	15.554423	3.71%	0	2005
	13.746125	14.997346	9.10%	0	2004
	10.000000	13.746125	37.46%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.706920	16.832353	14.45%	225	2006
	14.285809	14.706920	2.95%	225	2005
	13.278623	14.285809	7.59%	225	2004
	10.000000	13.278623	32.79%	426	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.593219	15.463850	13.76%	0	2006
	13.604024	13.593219	-0.08%	0	2005
	12.927207	13.604024	5.24%	0	2004
	10.000000	12.927207	29.27%	282	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.274298	2.74%	138	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.296493	10.513347	2.11%	14,925	2006
	10.376971	10.296493	-0.78%	10,510	2005
	10.222441	10.376971	1.51%	1,998	2004
	10.000000	10.222441	2.22%	1,064	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.504390	18.269816	17.84%	39,657	2006
	14.947116	15.504390	3.73%	29,375	2005
	13.676909	14.947116	9.29%	7,673	2004
	10.000000	13.676909	36.77%	1,261	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.513399	15.197310	4.71%	22,131	2006
	14.000748	14.513399	3.66%	6,504	2005
	13.818654	14.000748	1.32%	2,703	2004
	10.000000	13.818654	38.19%	1,015	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	19.179150	22.193606	15.72%	0	2006
	16.433121	19.179150	16.71%	0	2005
	14.760564	16.433121	11.33%	0	2004
	10.000000	14.760564	47.61%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.837627	14.860462	15.76%	1,069	2006
	11.003353	12.837627	16.67%	34	2005
	10.000000	11.003353	10.03%	0	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	17.294168	18.934891	9.49%	211,409	2006
	15.089314	17.294168	14.61%	107,880	2005
	13.336337	15.089314	13.14%	26,390	2004
	10.000000	13.336337	33.36%	1,357	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.536024	10.780356	2.32%	611,328	2006
	10.523767	10.536024	0.12%	49,610	2005
	10.280466	10.523767	2.37%	11,416	2004
	10.000000	10.280466	2.80%	1,113	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.315297	22.436487	10.44%	72,510	2006
	17.519636	20.315297	15.96%	48,541	2005
	14.304553	17.519636	22.48%	22,990	2004
	10.000000	14.304553	43.05%	2,680	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.687545	21.300753	13.98%	8,956	2006
	18.568815	18.687545	0.64%	8,354	2005
	16.601913	18.568815	11.85%	2,657	2004
	10.000000	16.601913	66.02%	1,049	2003*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.357393	15.304969	14.58%	0	2006
	10.000000	13.357393	33.57%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.670550	11.488747	7.67%	74,427	2006
	10.000000	10.670550	6.71%	12,413	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.976545	12.047375	9.76%	483,641	2006
	10.000000	10.976545	9.77%	153,115	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.184232	12.409354	10.95%	88,048	2006
	10.000000	11.184232	11.84%	40,411	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.085844	10.86%	16,510	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.571240	16.768456	15.08%	131,462	2006
	14.338735	14.571240	1.62%	102,154	2005
	13.147979	14.338735	9.06%	36,896	2004
	10.000000	13.147979	31.48%	8,583	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.672305	21.461905	14.94%	771	2006
	17.472125	18.672305	6.87%	21	2005
	14.370679	17.472125	21.58%	0	2004
	10.000000	14.370679	43.71%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.655507	15.937169	25.93%	0	2006
	10.000000	12.655507	26.56%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.311415	20.657060	19.33%	0	2006
	15.992577	17.311415	8.25%	0	2005
	13.732826	15.992577	16.46%	0	2004
	10.000000	13.732826	37.33%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	12.433552	14.838451	19.34%	288,963	2006
	11.490111	12.433552	8.21%	19,223	2005
	10.000000	11.490111	14.90%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.766142	10.828109	10.87%	0	2006
	10.000000	9.766142	-2.34%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.949158	14.167340	9.41%	3,835	2006
	12.241351	12.949158	5.78%	4,178	2005
	11.505218	12.241351	6.40%	4,184	2004
	10.000000	11.505218	15.05%	533	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.942807	17.092574	7.21%	107	2006
	14.415779	15.942807	10.59%	107	2005
	12.437665	14.415779	15.90%	107	2004
	10.000000	12.437665	24.38%	108	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.291335	16.666323	8.99%	0	2006
	14.031702	15.291335	8.98%	0	2005
	12.158184	14.031702	15.41%	0	2004
	10.000000	12.158184	21.58%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.719936	31.366880	44.42%	0	2006
	16.754159	21.719936	29.64%	0	2005
	14.367666	16.754159	16.61%	0	2004
	10.000000	14.367666	43.68%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.739596	21.304980	44.54%	91,907	2006
	11.363048	14.739596	29.72%	0	2005
	10.000000	11.363048	13.63%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.909111	10.145287	2.38%	610,592	2006
	9.941633	9.909111	-0.33%	18,206	2005
	10.040481	9.941633	-0.98%	10,502	2004
	10.000000	10.040481	0.40%	3,936	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.811057	14.561211	5.43%	11,471	2006
	13.486320	13.811057	2.41%	6,833	2005
	12.594868	13.486320	7.08%	3,020	2004
	10.000000	12.594868	25.95%	1,673	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.440964	18.282573	18.40%	18,170	2006
	14.760636	15.440964	4.61%	15,591	2005
	13.083772	14.760636	12.82%	11,902	2004
	10.000000	13.083772	30.84%	237	2003*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.422430	11.299587	8.42%	1,437	2006
	10.397914	10.422430	0.24%	181	2005
	10.000000	10.397914	3.98%	0	2004*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	12.211939	14.111335	15.55%	10,956	2006
	11.269332	12.211939	8.36%	8,881	2005
	10.000000	11.269332	12.69%	6,468	2004*

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.692138	12.059913	12.79%	4,480	2006
	10.000000	10.692138	6.92%	3,284	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.204185	10.723389	5.09%	676	2006
	10.000000	10.204185	2.04%	791	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.958549	11.884523	8.45%	70,135	2006
	10.724619	10.958549	2.18%	64,653	2005
	10.000000	10.724619	7.25%	3,468	2004*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.034039	15.547415	3.41%	0	2006
	14.870180	15.034039	1.10%	0	2005
	13.528240	14.870180	9.92%	0	2004
	10.000000	13.528240	35.28%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.613662	13.964598	20.24%	589,809	2006
	10.000000	11.613662	16.14%	28,918	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	15.935082	17.922567	12.47%	702	2006
	14.298544	15.935082	11.45%	813	2005
	12.542169	14.298544	14.00%	1,018	2004
	10.000000	12.542169	25.42%	791	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.526436	12.563708	9.00%	2,217	2006
	10.000000	11.526436	15.26%	1,726	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.291049	15.965747	11.72%	734,518	2006
	13.611475	14.291049	4.99%	53,098	2005
	12.229791	13.611475	11.30%	2,092	2004
	10.000000	12.229791	22.30%	2,092	2003*

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.434128	4.34%	140,975	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.416259	4.16%	4,861	2006*

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.715931	7.16%	545	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.243775	2.44%	116,430	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.953685	14.077197	8.67%	1,728	2006
	12.877246	12.953685	0.59%	1,728	2005
	11.904593	12.877246	8.17%	0	2004
	10.000000	11.904593	19.05%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.418162	11.321282	8.67%	122	2006
	10.000000	10.418162	4.18%	48	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	25.630840	34.329087	33.94%	0	2006
	19.712603	25.630840	30.02%	0	2005
	16.659025	19.712603	18.33%	0	2004
	10.000000	16.659025	66.59%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	15.256471	20.470158	34.17%	0	2006
	11.719770	15.256471	30.18%	0	2005
	10.000000	11.719770	17.20%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.485381	22.244207	34.93%	0	2006
	15.800508	16.485381	4.33%	0	2005
	12.412884	15.800508	27.29%	0	2004
	10.000000	12.412884	24.13%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	16.157720	16.349615	1.19%	0	2006
	15.263895	16.157720	5.86%	0	2005
	13.727977	15.263895	11.19%	0	2004
	10.000000	13.727977	37.28%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.381755	22.299337	15.05%	0	2006
	19.192160	19.381755	0.99%	0	2005
	16.696167	19.192160	14.95%	0	2004
	10.000000	16.696167	66.96%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.796627	20.638995	9.80%	89,270	2006
	17.079751	18.796627	10.05%	4,286	2005
	14.634859	17.079751	16.71%	0	2004
	10.000000	14.634859	46.35%	0	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.362497	21.665712	17.99%	0	2006
	16.869048	18.362497	8.85%	0	2005
	14.217426	16.869048	18.65%	0	2004
	10.000000	14.217426	42.17%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.524310	15.624588	0.65%	0	2006
	14.604297	15.524310	6.30%	0	2005
	13.818993	14.604297	5.68%	0	2004
	10.000000	13.818993	38.19%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.452532	10.518349	0.63%	0	2006
	9.828804	10.452532	6.35%	0	2005
	10.000000	9.828804	-1.71%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.209158	16.539267	8.75%	0	2006
	15.600234	15.209158	-2.51%	0	2005
	15.262596	15.600234	2.21%	0	2004
	10.000000	15.262596	52.63%	0	2003*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.564328	11.542288	9.26%	0	2006
	10.835965	10.564328	-2.51%	0	2005
	10.000000	10.835965	8.36%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.338406	10.497385	1.54%	653,978	2006
	10.189502	10.338406	1.46%	58,536	2005
	10.043359	10.189502	1.46%	4,872	2004
	10.000000	10.043359	0.43%	1,622	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.191464	11.673956	4.31%	132,986	2006
	11.025641	11.191464	1.50%	67,291	2005
	10.723133	11.025641	2.82%	26,516	2004
	10.000000	10.723133	7.23%	2,367	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.362921	13.170301	6.53%	919,541	2006
	12.042290	12.362921	2.66%	593,125	2005
	11.437925	12.042290	5.28%	128,319	2004
	10.000000	11.437925	14.38%	24,175	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.593344	14.872451	9.41%	9,205,738	2006
	13.132916	13.593344	3.51%	3,412,781	2005
	12.203108	13.132916	7.62%	716,057	2004
	10.000000	12.203108	22.03%	229,920	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.106544	17.001173	12.54%	10,069,065	2006
	14.359307	15.106544	5.20%	3,959,971	2005
	13.038300	14.359307	10.13%	740,267	2004
	10.000000	13.038300	30.38%	130,248	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.285762	18.700744	14.83%	1,496,542	2006
	15.356948	16.285762	6.05%	1,079,009	2005
	13.707728	15.356948	12.03%	262,146	2004
	10.000000	13.707728	37.08%	84,849	2003*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.303416	16.486567	7.73%	365,258	2006
	14.210960	15.303416	7.69%	22,499	2005
	12.554261	14.210960	13.20%	423	2004
	10.000000	12.554261	25.54%	0	2003*

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.885496	10.152993	2.71%	186,854	2006
	9.799630	9.885496	0.88%	42,360	2005
	9.893901	9.799630	-0.95%	0	2004
	10.000000	9.893901	-1.06%	13,774	2003*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	18.020086	17.616106	-2.24%	4,674	2006
	16.419196	18.020086	9.75%	3,193	2005
	14.907895	16.419196	10.14%	214	2004
	10.000000	14.907895	49.08%	76	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.835236	8.35%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.790715	21.396244	20.27%	0	2006
	16.197590	17.790715	9.84%	0	2005
	13.738380	16.197590	17.90%	0	2004
	10.000000	13.738380	37.38%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.581194	15.131435	20.27%	308,369	2006
	11.453079	12.581194	9.85%	20,251	2005
	10.000000	11.453079	14.53%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.905052	19.332334	7.97%	5,620	2006
	16.256166	17.905052	10.14%	5,912	2005
	14.296525	16.256166	13.71%	3,211	2004
	10.000000	14.296525	42.97%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.839520	16.534481	11.42%	590,295	2006
	14.109763	14.839520	5.17%	33,863	2005
	13.111059	14.109763	7.62%	0	2004
	10.000000	13.111059	31.11%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.981000	18.145324	13.54%	464,666	2006
	15.646565	15.981000	2.14%	49,019	2005
	13.601345	15.646565	15.04%	359	2004
	10.000000	13.601345	36.01%	359	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.452724	11.797281	3.01%	2,441	2006
	11.407467	11.452724	0.40%	2,441	2005
	10.898535	11.407467	4.67%	0	2004
	10.000000	10.898535	8.99%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.703095	15.556184	5.80%	51,845	2006
	14.270341	14.703095	3.03%	42,654	2005
	13.623204	14.270341	4.75%	6,305	2004
	10.000000	13.623204	36.23%	573	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.894589	14.873968	15.35%	227	2006
	11.507127	12.894589	12.06%	0	2005
	10.000000	11.507127	15.07%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.771731	22.799883	15.32%	0	2006
	17.642303	19.771731	12.07%	0	2005
	15.104878	17.642303	16.80%	0	2004
	10.000000	15.104878	51.05%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.930195	13.876681	7.32%	0	2006
	12.901188	12.930195	0.22%	0	2005
	12.076446	12.901188	6.83%	0	2004
	10.000000	12.076446	20.76%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.577583	16.437065	12.76%	680,818	2006
	14.030984	14.577583	3.90%	53,791	2005
	13.084249	14.030984	7.24%	4,151	2004
	10.000000	13.084249	30.84%	384	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	19.034924	21.444172	12.66%	107,998	2006
	17.657508	19.034924	7.80%	4,257	2005
	15.079668	17.657508	17.09%	0	2004
	10.000000	15.079668	50.80%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.860142	15.785091	13.89%	2,486	2006
	13.405421	13.860142	3.39%	1,934	2005
	12.279684	13.405421	9.17%	1,944	2004
	10.000000	12.279684	22.80%	1,149	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.918898	19.976776	25.49%	0	2006
	14.440241	15.918898	10.24%	0	2005
	12.648853	14.440241	14.16%	0	2004
	10.000000	12.648853	26.49%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.554562	13.005932	3.60%	2,671	2006
	12.089308	12.554562	3.85%	2,671	2005
	11.715038	12.089308	3.19%	2,672	2004
	10.000000	11.715038	17.15%	169	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.183366	12.013255	7.42%	22,590	2006
	10.000000	11.183366	11.83%	10,005	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.513147	12.255971	16.58%	68,986	2006
	10.000000	10.513147	5.13%	9,435	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.009904	10.231131	2.21%	4,781	2006
	10.000000	10.009904	0.10%	1,868	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.542363	10.727232	1.75%	471,457	2006
	10.323495	10.542363	2.12%	26,730	2005
	10.096155	10.323495	2.25%	0	2004
	10.000000	10.096155	0.96%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.958123	16.284877	8.87%	0	2006
	13.576214	14.958123	10.18%	0	2005
	12.552802	13.576214	8.15%	0	2004
	10.000000	12.552802	25.53%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.667393	27.956245	35.27%	721	2006
	18.016422	20.667393	14.71%	10	2005
	13.476102	18.016422	33.69%	0	2004
	10.000000	13.476102	34.76%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.111399	14.645062	11.70%	205	2006
	12.270978	13.111399	6.85%	2,754	2005
	11.388700	12.270978	7.75%	2,795	2004
	10.000000	11.388700	13.89%	0	2003*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.526589	11.598463	10.18%	0	2006
	10.204621	10.526589	3.16%	0	2005
	10.000000	10.204621	2.05%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.456804	10.515506	0.56%	526	2006
	10.068551	10.456804	3.86%	391	2005
	10.000000	10.068551	0.69%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	10.071452	10.333174	2.60%	0	2006
	9.995945	10.071452	0.76%	0	2005
	10.000000	9.995945	-0.04%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.124318	13.417123	20.61%	0	2006
	10.656634	11.124318	4.39%	0	2005
	10.000000	10.656634	6.57%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.053336	10.254861	2.00%	0	2006
	10.041379	10.053336	0.12%	0	2005
	10.000000	10.041379	0.41%	0	2004*

Additional Contract Options Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.796069	17.520036	10.91%	0	2006
	15.256637	15.796069	3.54%	85	2005
	14.016990	15.256637	8.84%	92	2004
	10.000000	14.016990	40.17%	99	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.826256	15.442142	4.15%	0	2006
	13.904454	14.826256	6.63%	0	2005
	13.316033	13.904454	4.42%	0	2004
	10.000000	13.316033	33.16%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.902567	19.297557	14.17%	132	2006
	15.751883	16.902567	7.31%	110	2005
	13.915742	15.751883	13.19%	92	2004
	10.000000	13.915742	39.16%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.300880	17.578329	14.88%	0	2006
	14.895904	15.300880	2.72%	0	2005
	13.638413	14.895904	9.22%	0	2004
	10.000000	13.638413	36.38%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.049671	20.243032	12.15%	0	2006
	17.236512	18.049671	4.72%	0	2005
	14.740687	17.236512	16.93%	0	2004
	10.000000	14.740687	47.41%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.225883	17.466671	14.72%	0	2006
	14.834062	15.225883	2.64%	0	2005
	13.418600	14.834062	10.55%	0	2004
	10.000000	13.418600	34.19%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.195948	19.840680	22.50%	0	2006
	14.580903	16.195948	11.08%	0	2005
	12.936733	14.580903	12.71%	0	2004
	10.000000	12.936733	29.37%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.453106	15.270392	22.62%	0	2006
	11.224493	12.453106	10.95%	0	2005
	10.000000	11.224493	12.24%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.171661	13.190159	18.07%	0	2006
	10.000000	11.171661	11.72%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.128155	13.404337	-5.12%	0	2006
	14.107788	14.128155	0.14%	92	2005
	12.990651	14.107788	8.60%	97	2004
	10.000000	12.990651	29.91%	103	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.634840	18.189206	16.34%	0	2006
	15.183516	15.634840	2.97%	0	2005
	13.542256	15.183516	12.12%	0	2004
	10.000000	13.542256	35.42%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.318754	12.102067	6.92%	4	2006
	10.000000	11.318754	13.19%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.747787	10.722391	-0.24%	0	2006
	10.775856	10.747787	-0.26%	110	2005
	10.370757	10.775856	3.91%	117	2004
	10.000000	10.370757	3.71%	123	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.295913	20.556777	12.36%	85	2006
	17.373568	18.295913	5.31%	506	2005
	14.515251	17.373568	19.69%	1,051	2004
	10.000000	14.515251	45.15%	739	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	14.736279	16.672368	13.14%	197	2006
	14.368549	14.736279	2.56%	0	2005
	13.259231	14.368549	8.37%	0	2004
	10.000000	13.259231	32.59%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.291141	15.168104	14.12%	0	2006
	12.998806	13.291141	2.25%	0	2005
	12.631214	12.998806	2.91%	0	2004
	10.000000	12.631214	26.31%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.531693	15.789885	1.66%	888	2006
	14.983039	15.531693	3.66%	1,263	2005
	13.740007	14.983039	9.05%	1,392	2004
	10.000000	13.740007	37.40%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.685424	16.799220	14.39%	0	2006
	14.272175	14.685424	2.90%	0	2005
	13.272703	14.272175	7.53%	0	2004
	10.000000	13.272703	32.73%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.573366	15.433434	13.70%	0	2006
	13.591048	13.573366	-0.13%	0	2005
	12.921451	13.591048	5.18%	0	2004
	10.000000	12.921451	29.21%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.270833	2.71%	791	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.281448	10.492661	2.05%	0	2006
	10.367069	10.281448	-0.83%	0	2005
	10.217883	10.367069	1.46%	0	2004
	10.000000	10.217883	2.18%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.481737	18.233864	17.78%	2,604	2006
	14.932866	15.481737	3.68%	2,694	2005
	13.670820	14.932866	9.23%	0	2004
	10.000000	13.670820	36.71%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.492214	15.167421	4.66%	0	2006
	13.987398	14.492214	3.61%	0	2005
	13.812504	13.987398	1.27%	0	2004
	10.000000	13.812504	38.13%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	19.151163	22.149968	15.66%	0	2006
	16.417462	19.151163	16.65%	0	2005
	14.753996	16.417462	11.27%	0	2004
	10.000000	14.753996	47.54%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.826808	14.840411	15.70%	0	2006
	10.999651	12.826808	16.61%	0	2005
	10.000000	10.999651	10.00%	0	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	17.268897	18.897645	9.43%	2,905	2006
	15.074909	17.268897	14.55%	3,365	2005
	13.330385	15.074909	13.09%	278	2004
	10.000000	13.330385	33.30%	0	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.520620	10.759148	2.27%	227	2006
	10.513713	10.520620	0.07%	167	2005
	10.275874	10.513713	2.31%	121	2004
	10.000000	10.275874	2.76%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.285633	22.392345	10.39%	0	2006
	17.502931	20.285633	15.90%	91	2005
	14.298178	17.502931	22.41%	96	2004
	10.000000	14.298178	42.98%	101	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.660266	21.258879	13.93%	0	2006
	18.551112	18.660266	0.59%	0	2005
	16.594524	18.551112	11.79%	0	2004
	10.000000	16.594524	65.95%	0	2003*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.352901	15.292040	14.52%	561	2006
	10.000000	13.352901	33.53%	766	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.666944	11.479030	7.61%	0	2006
	10.000000	10.666944	6.67%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.972836	12.037198	9.70%	0	2006
	10.000000	10.972836	9.73%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.180460	12.398869	10.90%	0	2006
	10.000000	11.180460	11.80%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.082100	10.82%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.549945	16.735450	15.02%	3,443	2006
	14.325045	14.549945	1.57%	4,372	2005
	13.142118	14.325045	9.00%	3,218	2004
	10.000000	13.142118	31.42%	105	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.645032	21.419668	14.88%	667	2006
	17.455454	18.645032	6.81%	986	2005
	14.364281	17.455454	21.52%	0	2004
	10.000000	14.364281	43.64%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.651246	15.923723	25.87%	732	2006
	10.000000	12.651246	26.51%	814	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.286118	20.616415	19.27%	0	2006
	15.977318	17.286118	8.19%	0	2005
	13.726705	15.977318	16.40%	0	2004
	10.000000	13.726705	37.27%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	12.423072	14.818425	19.28%	1,164	2006
	11.486259	12.423072	8.16%	2,324	2005
	10.000000	11.486259	14.86%	619	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.762850	10.818969	10.82%	0	2006
	10.000000	9.762850	-2.37%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.930226	14.139436	9.35%	0	2006
	12.229660	12.930226	5.73%	0	2005
	11.500087	12.229660	6.34%	0	2004
	10.000000	11.500087	15.00%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.919551	17.058984	7.16%	0	2006
	14.402045	15.919551	10.54%	0	2005
	12.432126	14.402045	15.85%	0	2004
	10.000000	12.432126	24.32%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.270609	16.635284	8.94%	0	2006
	14.019804	15.270609	8.92%	0	2005
	12.154059	14.019804	15.35%	0	2004
	10.000000	12.154059	21.54%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.688225	31.305192	44.34%	0	2006
	16.738188	21.688225	29.57%	0	2005
	14.361268	16.738188	16.55%	0	2004
	10.000000	14.361268	43.61%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.727162	21.276204	44.47%	950	2006
	11.359225	14.727162	29.65%	0	2005
	10.000000	11.359225	13.59%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.894639	10.125323	2.33%	240	2006
	9.932152	9.894639	-0.38%	177	2005
	10.036005	9.932152	-1.03%	127	2004
	10.000000	10.036005	0.36%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.790894	14.532572	5.38%	0	2006
	13.473465	13.790894	2.36%	0	2005
	12.589263	13.473465	7.02%	0	2004
	10.000000	12.589263	25.89%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.418416	18.246613	18.34%	0	2006
	14.746550	15.418416	4.56%	0	2005
	13.077936	14.746550	12.76%	0	2004
	10.000000	13.077936	30.78%	0	2003*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.413841	11.284545	8.36%	0	2006
	10.394614	10.413841	0.18%	0	2005
	10.000000	10.394614	3.95%	0	2004*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	12.201892	14.092568	15.49%	0	2006
	11.265763	12.201892	8.31%	0	2005
	10.000000	11.265763	12.66%	0	2004*

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.688533	12.049734	12.74%	0	2006
	10.000000	10.688533	6.89%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.200743	10.714330	5.03%	0	2006
	10.000000	10.200743	2.01%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.949524	11.868700	8.39%	0	2006
	10.721221	10.949524	2.13%	0	2005
	10.000000	10.721221	7.21%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.012087	15.516839	3.36%	0	2006
	14.855998	15.012087	1.05%	0	2005
	13.522216	14.855998	9.86%	0	2004
	10.000000	13.522216	35.22%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.609751	13.952802	20.18%	8	2006
	10.000000	11.609751	16.10%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	15.910805	17.886174	12.42%	0	2006
	14.284018	15.910805	11.39%	0	2005
	12.535795	14.284018	13.95%	0	2004
	10.000000	12.535795	25.36%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.522539	12.553083	8.94%	0	2006
	10.000000	11.522539	15.23%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.271672	15.936002	11.66%	0	2006
	13.599927	14.271672	4.94%	0	2005
	12.225637	13.599927	11.24%	0	2004
	10.000000	12.225637	22.26%	0	2003*

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.430613	4.31%	0	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.412741	4.13%	0	2006*

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.712318	7.12%	0	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.240314	2.40%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.934751	14.049499	8.62%	2,108	2006
	12.864955	12.934751	0.54%	2,997	2005
	11.899285	12.864955	8.12%	3,304	2004
	10.000000	11.899285	18.99%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.414642	11.311733	8.61%	0	2006
	10.000000	10.414642	4.15%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	25.593427	34.261585	33.87%	0	2006
	19.693802	25.593427	29.96%	0	2005
	16.651616	19.693802	18.27%	0	2004
	10.000000	16.651616	66.52%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	15.243606	20.442522	34.11%	3	2006
	11.715831	15.243606	30.11%	0	2005
	10.000000	11.715831	17.16%	793	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.461313	22.200475	34.86%	0	2006
	15.785444	16.461313	4.28%	0	2005
	12.407351	15.785444	27.23%	0	2004
	10.000000	12.407351	24.07%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	16.134121	16.317444	1.14%	153	2006
	15.249341	16.134121	5.80%	114	2005
	13.721857	15.249341	11.13%	97	2004
	10.000000	13.721857	37.22%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.353450	22.255469	14.99%	0	2006
	19.173862	19.353450	0.94%	0	2005
	16.688734	19.173862	14.89%	0	2004
	10.000000	16.688734	66.89%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.769168	20.598389	9.75%	0	2006
	17.063461	18.769168	10.00%	0	2005
	14.628336	17.063461	16.65%	0	2004
	10.000000	14.628336	46.28%	0	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.335686	21.623093	17.93%	0	2006
	16.852973	18.335686	8.80%	0	2005
	14.211109	16.852973	18.59%	0	2004
	10.000000	14.211109	42.11%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.501628	15.593824	0.59%	0	2006
	14.590363	15.501628	6.25%	0	2005
	13.812834	14.590363	5.63%	0	2004
	10.000000	13.812834	38.13%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.443718	10.504151	0.58%	457	2006
	9.825503	10.443718	6.29%	343	2005
	10.000000	9.825503	-1.74%	296	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.186972	16.506743	8.69%	0	2006
	15.585378	15.186972	-2.56%	0	2005
	15.255822	15.585378	2.16%	0	2004
	10.000000	15.255822	52.56%	0	2003*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.555400	11.526673	9.20%	0	2006
	10.832314	10.555400	-2.56%	0	2005
	10.000000	10.832314	8.32%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.323283	10.476712	1.49%	2,751	2006
	10.179763	10.323283	1.41%	2,846	2005
	10.038872	10.179763	1.40%	0	2004
	10.000000	10.038872	0.39%	0	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.175080	11.650951	4.26%	276	2006
	11.015097	11.175080	1.45%	0	2005
	10.718341	11.015097	2.77%	0	2004
	10.000000	10.718341	7.18%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.344849	13.144366	6.48%	8,389	2006
	12.030792	12.344849	2.61%	0	2005
	11.432830	12.030792	5.23%	0	2004
	10.000000	11.432830	14.33%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.573482	14.843178	9.35%	14,491	2006
	13.120388	13.573482	3.45%	11,825	2005
	12.197676	13.120388	7.56%	27,701	2004
	10.000000	12.197676	21.98%	4,334	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.084471	16.967720	12.48%	1,404	2006
	14.345619	15.084471	5.15%	1,210	2005
	13.032501	14.345619	10.08%	1,088	2004
	10.000000	13.032501	30.33%	0	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.261968	18.663939	14.77%	0	2006
	15.342293	16.261968	5.99%	587	2005
	13.701620	15.342293	11.97%	685	2004
	10.000000	13.701620	37.02%	5,160	2003*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.282670	16.455848	7.68%	0	2006
	14.198902	15.282670	7.63%	0	2005
	12.550000	14.198902	13.14%	0	2004
	10.000000	12.550000	25.50%	0	2003*

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.870853	10.132810	2.65%	10,287	2006
	9.790082	9.870853	0.83%	8,655	2005
	9.889293	9.790082	-1.00%	4,547	2004
	10.000000	9.889293	-1.11%	3,068	2003*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.993773	17.581451	-2.29%	0	2006
	16.403535	17.993773	9.69%	0	2005
	14.901257	16.403535	10.08%	0	2004
	10.000000	14.901257	49.01%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.831580	8.32%	840	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.766611	21.356427	20.21%	0	2006
	16.183856	17.766611	9.78%	0	2005
	13.733726	16.183856	17.84%	0	2004
	10.000000	13.733726	37.34%	0	2003*

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.570579	15.111008	20.21%	0	2006
	11.449228	12.570579	9.79%	0	2005
	10.000000	11.449228	14.49%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.878889	19.294289	7.92%	1,497	2006
	16.240650	17.878889	10.09%	2,916	2005
	14.290151	16.240650	13.65%	2,055	2004
	10.000000	14.290151	42.90%	748	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.817828	16.501933	11.37%	0	2006
	14.096285	14.817828	5.12%	0	2005
	13.105211	14.096285	7.56%	0	2004
	10.000000	13.105211	31.05%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.957644	18.109621	13.49%	487	2006
	15.631642	15.957644	2.09%	0	2005
	13.595292	15.631642	14.98%	0	2004
	10.000000	13.595292	35.95%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.436003	11.774087	2.96%	1,161	2006
	11.396583	11.436003	0.35%	1,651	2005
	10.893681	11.396583	4.62%	1,820	2004
	10.000000	10.893681	8.94%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.681601	15.525560	5.75%	691	2006
	14.256716	14.681601	2.98%	374	2005
	13.617132	14.256716	4.70%	293	2004
	10.000000	13.617132	36.17%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.883737	14.853903	15.29%	1,677	2006
	11.503272	12.883737	12.00%	1,735	2005
	10.000000	11.503272	15.03%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.742872	22.755050	15.26%	0	2006
	17.625493	19.742872	12.01%	0	2005
	15.098167	17.625493	16.74%	0	2004
	10.000000	15.098167	50.98%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.911286	13.849358	7.27%	361	2006
	12.888862	12.911286	0.17%	274	2005
	12.071064	12.888862	6.77%	202	2004
	10.000000	12.071064	20.71%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.556268	16.404704	12.70%	0	2006
	14.017578	14.556268	3.84%	0	2005
	13.078404	14.017578	7.18%	0	2004
	10.000000	13.078404	30.78%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	19.007120	21.401986	12.60%	510	2006
	17.640670	19.007120	7.75%	495	2005
	15.072953	17.640670	17.04%	0	2004
	10.000000	15.072953	50.73%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.841360	15.755685	13.83%	0	2006
	13.394064	13.841360	3.34%	0	2005
	12.275514	13.394064	9.11%	0	2004
	10.000000	12.275514	22.76%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.897319	19.939586	25.43%	0	2006
	14.427990	15.897319	10.18%	0	2005
	12.644552	14.427990	14.10%	0	2004
	10.000000	12.644552	26.45%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.537566	12.981735	3.54%	0	2006
	12.079069	12.537566	3.80%	0	2005
	11.711064	12.079069	3.14%	0	2004
	10.000000	11.711064	17.11%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.179600	12.003120	7.37%	273	2006
	10.000000	11.179600	11.80%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.509601	12.245614	16.52%	729	2006
	10.000000	10.509601	5.10%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.006526	10.222485	2.16%	0	2006
	10.000000	10.006526	0.07%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.528053	10.707238	1.70%	0	2006
	10.314724	10.528053	2.07%	0	2005
	10.092718	10.314724	2.20%	0	2004
	10.000000	10.092718	0.93%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.935322	16.251803	8.81%	0	2006
	13.562397	14.935322	10.12%	0	2005
	12.546417	13.562397	8.10%	0	2004
	10.000000	12.546417	25.46%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.635929	27.899532	35.20%	77	2006
	17.998124	20.635929	14.66%	447	2005
	13.469260	17.998124	33.62%	509	2004
	10.000000	13.469260	34.69%	0	2003*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.095576	14.619971	11.64%	3,108	2006
	12.262394	13.095576	6.79%	3,214	2005
	11.386513	12.262394	7.69%	0	2004
	10.000000	11.386513	13.87%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.520576	11.585958	10.13%	0	2006
	10.203972	10.520576	3.10%	0	2005
	10.000000	10.203972	2.04%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.450828	10.504157	0.51%	0	2006
	10.067906	10.450828	3.80%	0	2005
	10.000000	10.067906	0.68%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	10.065698	10.322030	2.55%	0	2006
	9.995306	10.065698	0.70%	0	2005
	10.000000	9.995306	-0.05%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.117972	13.402661	20.55%	0	2006
	10.655954	11.117972	4.34%	0	2005
	10.000000	10.655954	6.56%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.047592	10.243801	1.95%	0	2006
	10.040737	10.047592	0.07%	0	2005
	10.000000	10.040737	0.41%	0	2004*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.772988	17.485559	10.86%	30,970	2006
	15.242090	15.772988	3.48%	29,426	2005
	14.010752	15.242090	8.79%	11,062	2004
	10.000000	14.010752	40.11%	431	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.804611	15.411768	4.10%	17,986	2006
	13.891196	14.804611	6.58%	17,011	2005
	13.310109	13.891196	4.37%	6,025	2004
	10.000000	13.310109	33.10%	1,300	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.877833	19.259541	14.11%	8,269	2006
	15.736819	16.877833	7.25%	8,271	2005
	13.909528	15.736819	13.14%	1,782	2004
	10.000000	13.909528	39.10%	1,598	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.278513	17.543710	14.83%	1,067	2006
	14.881685	15.278513	2.67%	1,069	2005
	13.632334	14.881685	9.16%	1,114	2004
	10.000000	13.632334	36.32%	1,151	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.023283	20.203167	12.09%	0	2006
	17.220056	18.023283	4.66%	0	2005
	14.734107	17.220056	16.87%	0	2004
	10.000000	14.734107	47.34%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.203635	17.432300	14.66%	0	2006
	14.819911	15.203635	2.59%	0	2005
	13.412628	14.819911	10.49%	0	2004
	10.000000	13.412628	34.13%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.172294	19.801659	22.44%	0	2006
	14.566989	16.172294	11.02%	0	2005
	12.930963	14.566989	12.65%	0	2004
	10.000000	12.930963	29.31%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.442586	15.249763	22.56%	13,744	2006
	11.220714	12.442586	10.89%	12,611	2005
	10.000000	11.220714	12.21%	7,295	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.167887	13.179014	18.01%	0	2006
	10.000000	11.167887	11.68%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.107494	13.377940	-5.17%	5,024	2006
	14.094317	14.107494	0.09%	4,912	2005
	12.984862	14.094317	8.54%	196	2004
	10.000000	12.984862	29.85%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.611957	18.153365	16.28%	20,631	2006
	15.169005	15.611957	2.92%	20,826	2005
	13.536215	15.169005	12.06%	11,971	2004
	10.000000	13.536215	35.36%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.314949	12.091851	6.87%	1,662	2006
	10.000000	11.314949	13.15%	1,657	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.731395	10.700603	-0.29%	21,311	2006
	10.764887	10.731395	-0.31%	21,719	2005
	10.365477	10.764887	3.85%	12,676	2004
	10.000000	10.365477	3.65%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.269183	20.516323	12.30%	5,508	2006
	17.356994	18.269183	5.26%	5,793	2005
	14.508790	17.356994	19.63%	7,491	2004
	10.000000	14.508790	45.09%	3,647	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	14.714741	16.639547	13.08%	41,370	2006
	14.354842	14.714741	2.51%	47,881	2005
	13.253320	14.354842	8.31%	12,936	2004
	10.000000	13.253320	32.53%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.271692	15.138224	14.06%	8,600	2006
	12.986389	13.271692	2.20%	7,717	2005
	12.625572	12.986389	2.86%	5,679	2004
	10.000000	12.625572	26.26%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.509010	15.758805	1.61%	0	2006
	14.968748	15.509010	3.61%	0	2005
	13.733890	14.968748	8.99%	0	2004
	10.000000	13.733890	37.34%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.663968	16.766149	14.34%	501	2006
	14.258559	14.663968	2.84%	502	2005
	13.266794	14.258559	7.48%	486	2004
	10.000000	13.266794	32.67%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.553519	15.403040	13.65%	0	2006
	13.578075	13.553519	-0.18%	0	2005
	12.915694	13.578075	5.13%	0	2004
	10.000000	12.915694	29.16%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.267365	2.67%	6,192	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.266398	10.471975	2.00%	20,199	2006
	10.357156	10.266398	-0.88%	20,814	2005
	10.213311	10.357156	1.41%	14,765	2004
	10.000000	10.213311	2.13%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.459110	18.197972	17.72%	99,741	2006
	14.918610	15.459110	3.62%	102,566	2005
	13.664733	14.918610	9.18%	64,459	2004
	10.000000	13.664733	36.65%	1,129	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.470999	15.137527	4.61%	15,032	2006
	13.974030	14.470999	3.56%	15,209	2005
	13.806339	13.974030	1.21%	12,845	2004
	10.000000	13.806339	38.06%	900	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	19.123170	22.106362	15.60%	0	2006
	16.401788	19.123170	16.59%	0	2005
	14.747430	16.401788	11.22%	0	2004
	10.000000	14.747430	47.47%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.815973	14.820340	15.64%	4,276	2006
	10.995945	12.815973	16.55%	1,788	2005
	10.000000	10.995945	9.96%	384	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	17.243671	18.860451	9.38%	86,228	2006
	15.060528	17.243671	14.50%	82,536	2005
	13.324455	15.060528	13.03%	45,076	2004
	10.000000	13.324455	33.24%	1,982	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.505247	10.737961	2.22%	12,826	2006
	10.503682	10.505247	0.01%	11,920	2005
	10.271299	10.503682	2.26%	9,778	2004
	10.000000	10.271299	2.71%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.255999	22.348276	10.33%	59,879	2006
	17.486236	20.255999	15.84%	62,587	2005
	14.291814	17.486236	22.35%	37,694	2004
	10.000000	14.291814	42.92%	351	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.633000	21.217030	13.87%	15,438	2006
	18.533418	18.633000	0.54%	15,802	2005
	16.587140	18.533418	11.73%	3,213	2004
	10.000000	16.587140	65.87%	551	2003*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.348402	15.279127	14.46%	708	2006
	10.000000	13.348402	33.48%	5,505	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.663346	11.469338	7.56%	0	2006
	10.000000	10.663346	6.63%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.969142	12.027039	9.64%	7,421	2006
	10.000000	10.969142	9.69%	7,588	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.176694	12.388402	10.84%	0	2006
	10.000000	11.176694	11.77%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.078363	10.78%	436	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.528693	16.702536	14.96%	83,958	2006
	14.311386	14.528693	1.52%	96,355	2005
	13.136268	14.311386	8.95%	55,430	2004
	10.000000	13.136268	31.36%	370	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.617786	21.377512	14.82%	8,490	2006
	17.438799	18.617786	6.76%	9,643	2005
	14.357875	17.438799	21.46%	9,138	2004
	10.000000	14.357875	43.58%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.646990	15.910289	25.80%	2,258	2006
	10.000000	12.646990	26.47%	1,587	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.260846	20.575821	19.21%	0	2006
	15.962062	17.260846	8.14%	0	2005
	13.720588	15.962062	16.34%	0	2004
	10.000000	13.720588	37.21%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	12.412578	14.798397	19.22%	8,393	2006
	11.482386	12.412578	8.10%	10,983	2005
	10.000000	11.482386	14.82%	779	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.759551	10.809817	10.76%	1,568	2006
	10.000000	9.759551	-2.40%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.911316	14.111592	9.30%	1,049	2006
	12.217979	12.911316	5.67%	1,095	2005
	11.494958	12.217979	6.29%	1,194	2004
	10.000000	11.494958	14.95%	1,284	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.896255	17.025367	7.10%	28	2006
	14.388282	15.896255	10.48%	28	2005
	12.426582	14.388282	15.79%	76	2004
	10.000000	12.426582	24.27%	188	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.249917	16.604316	8.88%	0	2006
	14.007907	15.249917	8.87%	0	2005
	12.149928	14.007907	15.29%	0	2004
	10.000000	12.149928	21.50%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.656559	31.243624	44.27%	0	2006
	16.722219	21.656559	29.51%	0	2005
	14.354875	16.722219	16.49%	0	2004
	10.000000	14.354875	43.55%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.714740	21.247466	44.40%	2,253	2006
	11.355399	14.714740	29.58%	0	2005
	10.000000	11.355399	13.55%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.880148	10.105358	2.28%	4,887	2006
	9.922647	9.880148	-0.43%	3,036	2005
	10.031522	9.922647	-1.09%	3,203	2004
	10.000000	10.031522	0.32%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.770714	14.503959	5.32%	32,008	2006
	13.460591	13.770714	2.30%	32,143	2005
	12.583644	13.460591	6.97%	8,482	2004
	10.000000	12.583644	25.84%	453	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.395861	18.210675	18.28%	43,226	2006
	14.732461	15.395861	4.50%	44,531	2005
	13.072099	14.732461	12.70%	21,630	2004
	10.000000	13.072099	30.72%	0	2003*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.405249	11.269513	8.31%	0	2006
	10.391322	10.405249	0.13%	0	2005
	10.000000	10.391322	3.91%	0	2004*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	12.191823	14.073790	15.44%	919	2006
	11.262185	12.191823	8.25%	401	2005
	10.000000	11.262185	12.62%	0	2004*

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.684928	12.039555	12.68%	600	2006
	10.000000	10.684928	6.85%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.197303	10.705277	4.98%	0	2006
	10.000000	10.197303	1.97%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.940489	11.852891	8.34%	3,534	2006
	10.717820	10.940489	2.08%	6,609	2005
	10.000000	10.717820	7.18%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.990135	15.486280	3.31%	1,117	2006
	14.841809	14.990135	1.00%	1,164	2005
	13.516188	14.841809	9.81%	176	2004
	10.000000	13.516188	35.16%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.605833	13.941023	20.12%	970	2006
	10.000000	11.605833	16.06%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	15.886562	17.849852	12.36%	38	2006
	14.269491	15.886562	11.33%	38	2005
	12.529424	14.269491	13.89%	54	2004
	10.000000	12.529424	25.29%	67	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.518655	12.542479	8.89%	724	2006
	10.000000	11.518655	15.19%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.252324	15.906329	11.61%	1,728	2006
	13.588384	14.252324	4.89%	261	2005
	12.221487	13.588384	11.18%	776	2004
	10.000000	12.221487	22.21%	0	2003*

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.427094	4.27%	0	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.409221	4.09%	2,136	2006*

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.708700	7.09%	3,175	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.236847	2.37%	1,645	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.915841	14.021832	8.56%	27,356	2006
	12.852665	12.915841	0.49%	28,272	2005
	11.893980	12.852665	8.06%	24,452	2004
	10.000000	11.893980	18.94%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.411135	11.302178	8.56%	3,166	2006
	10.000000	10.411135	4.11%	2,822	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	25.556052	34.194184	33.80%	0	2006
	19.675015	25.556052	29.89%	0	2005
	16.644208	19.675015	18.21%	0	2004
	10.000000	16.644208	66.44%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	15.230741	20.414905	34.04%	2,310	2006
	11.711869	15.230741	30.05%	1,385	2005
	10.000000	11.711869	17.12%	2,889	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.437242	22.156759	34.80%	0	2006
	15.770374	16.437242	4.23%	0	2005
	12.401814	15.770374	27.16%	0	2004
	10.000000	12.401814	24.02%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	16.110548	16.285328	1.08%	1,912	2006
	15.234783	16.110548	5.75%	1,883	2005
	13.715748	15.234783	11.08%	1.223	2004
	10.000000	13.715748	37.16%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.325182	22.211681	14.94%	10,070	2006
	19.155578	19.325182	0.89%	11,111	2005
	16.681315	19.155578	14.83%	7,143	2004
	10.000000	16.681315	66.81%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.741745	20.557852	9.69%	5,672	2006
	17.047183	18.741745	9.94%	5,342	2005
	14.621826	17.047183	16.59%	3,427	2004
	10.000000	14.621826	46.22%	0	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.308879	21.580520	17.87%	0	2006
	16.836874	18.308879	8.74%	0	2005
	14.204772	16.836874	18.53%	0	2004
	10.000000	14.204772	42.05%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.478969	15.563123	0.54%	0	2006
	14.576433	15.478969	6.19%	0	2005
	13.806681	14.576433	5.58%	0	2004
	10.000000	13.806681	38.07%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.434896	10.489937	0.53%	1,241	2006
	9.822186	10.434896	6.24%	1,241	2005
	10.000000	9.822186	-1.78%	280	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.164758	16.474225	8.63%	0	2006
	15.570503	15.164758	-2.61%	0	2005
	15.249015	15.570503	2.11%	0	2004
	10.000000	15.249015	52.49%	0	2003*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.546499	11.511104	9.15%	108	2006
	10.828670	10.546499	-2.61%	215	2005
	10.000000	10.828670	8.29%	235	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.308192	10.456077	1.43%	8,502	2006
	10.170039	10.308192	1.36%	6,589	2005
	10.034393	10.170039	1.35%	4,339	2004
	10.000000	10.034393	0.34%	0	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.158734	11.628004	4.21%	75,480	2006
	11.004575	11.158734	1.40%	77,467	2005
	10.713558	11.004575	2.72%	50,124	2004
	10.000000	10.713558	7.14%	4,827	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.326824	13.118511	6.42%	146,145	2006
	12.019327	12.326824	2.56%	209,725	2005
	11.427726	12.019327	5.18%	118,050	2004
	10.000000	11.427726	14.28%	1,075	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.553620	14.813939	9.30%	524,198	2006
	13.107851	13.553620	3.40%	536,067	2005
	12.192229	13.107851	7.51%	393,972	2004
	10.000000	12.192229	21.92%	531	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.062418	16.934317	12.43%	958,488	2006
	14.331913	15.062418	5.10%	971,995	2005
	13.026688	14.331913	10.02%	513,634	2004
	10.000000	13.026688	30.27%	16,857	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.238229	18.627254	14.71%	383,206	2006
	15.327674	16.238229	5.94%	388,298	2005
	13.695527	15.327674	11.92%	276,168	2004
	10.000000	13.695527	36.96%	27,968	2003*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.261964	16.425215	7.62%	12,461	2006
	14.186862	15.261964	7.58%	12,255	2005
	12.545735	14.186862	13.08%	4,764	2004
	10.000000	12.545735	25.46%	0	2003*

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.856226	10.112656	2.60%	38,419	2006
	9.780540	9.856226	0.77%	66,104	2005
	9.884687	9.780540	-1.05%	64,139	2004
	10.000000	9.884687	-1.15%	15,173	2003*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.967457	17.546819	-2.34%	3,407	2006
	16.387865	17.967457	9.64%	3,114	2005
	14.894613	16.387865	10.03%	971	2004
	10.000000	14.894613	48.95%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.827926	8.28%	1,659	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.742531	21.316653	20.14%	0	2006
	16.170138	17.742531	9.72%	0	2005
	13.729071	16.170138	17.78%	0	2004
	10.000000	13.729071	37.29%	0	2003*

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.559962	15.090586	20.15%	2,432	2006
	11.445372	12.559962	9.74%	1,894	2005
	10.000000	11.445372	14.45%	147	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.852771	19.256325	7.86%	4,027	2006
	16.225157	17.852771	10.03%	8,558	2005
	14.283788	16.225157	13.59%	4,730	2004
	10.000000	14.283788	42.84%	3,692	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.796175	16.469458	11.31%	14,046	2006
	14.082839	14.796175	5.07%	7,730	2005
	13.099371	14.082839	7.51%	618	2004
	10.000000	13.099371	30.99%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.934319	18.073967	13.43%	16,375	2006
	15.616715	15.934319	2.03%	13,909	2005
	13.589226	15.616715	14.92%	9,863	2004
	10.000000	13.589226	35.89%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.419269	11.750886	2.90%	3,543	2006
	11.385690	11.419269	0.29%	7,988	2005
	10.888817	11.385690	4.56%	4.631	2004
	10.000000	10.888817	8.89%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.660153	15.495013	5.69%	23,214	2006
	14.243117	14.660153	2.93%	24,244	2005
	13.611063	14.243117	4.64%	9,537	2004
	10.000000	13.611063	36.11%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.872847	14.833818	15.23%	12,924	2006
	11.499389	12.872847	11.94%	14,303	2005
	10.000000	11.499389	14.99%	8,750	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.714004	22.710241	15.20%	0	2006
	17.608662	19.714004	11.96%	0	2005
	15.091431	17.608662	16.68%	0	2004
	10.000000	15.091431	50.91%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.892436	13.822109	7.21%	5,308	2006
	12.876571	12.892436	0.12%	5,663	2005
	12.065688	12.876571	6.72%	3,671	2004
	10.000000	12.065688	20.66%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.535004	16.372426	12.64%	9,530	2006
	14.004211	14.535004	3.79%	7,842	2005
	13.072585	14.004211	7.13%	2,701	2004
	10.000000	13.072585	30.73%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.979349	21.359870	12.54%	4,285	2006
	17.623824	18.979349	7.69%	3,132	2005
	15.066242	17.623824	16.98%	1,041	2004
	10.000000	15.066242	50.66%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.822597	15.726340	13.77%	3,366	2006
	13.382696	13.822597	3.29%	2,529	2005
	12.271349	13.382696	9.06%	1,671	2004
	10.000000	12.271349	22.71%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.875772	19.902453	25.36%	0	2006
	14.415757	15.875772	10.13%	0	2005
	12.640252	14.415757	14.05%	0	2004
	10.000000	12.640252	26.40%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.520549	12.957523	3.49%	1,622	2006
	12.068798	12.520549	3.74%	793	2005
	11.707077	12.068798	3.09%	676	2004
	10.000000	11.707077	17.07%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.175837	11.992976	7.31%	0	2006
	10.000000	11.175837	11.76%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.506054	12.235269	16.46%	9,765	2006
	10.000000	10.506054	5.06%	3,317	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.003149	10.213846	2.11%	0	2006
	10.000000	10.003149	0.03%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.513789	10.687295	1.65%	24,195	2006
	10.305973	10.513789	2.02%	23,245	2005
	10.089289	10.305973	2.15%	22,785	2004
	10.000000	10.089289	0.89%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.912555	16.218791	8.76%	0	2006
	13.548609	14.912555	10.07%	0	2005
	12.540033	13.548609	8.04%	0	2004
	10.000000	12.540033	25.40%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.604499	27.842906	35.13%	16,909	2006
	17.979835	20.604499	14.60%	18,666	2005
	13.462423	17.979835	33.56%	9,810	2004
	10.000000	13.462423	34.62%	0	2003*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.079738	14.594874	11.58%	1,532	2006
	12.253786	13.079738	6.74%	1,534	2005
	11.384325	12.253786	7.64%	1,003	2004
	10.000000	11.384325	13.84%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.514564	11.573456	10.07%	0	2006
	10.203319	10.514564	3.05%	0	2005
	10.000000	10.203319	2.03%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.444858	10.492827	0.46%	0	2006
	10.067263	10.444858	3.75%	0	2005
	10.000000	10.067263	0.67%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	10.059942	10.310889	2.49%	0	2006
	9.994666	10.059942	0.65%	0	2005
	10.000000	9.994666	-0.05%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.111619	13.388215	20.49%	0	2006
	10.655269	11.111619	4.28%	0	2005
	10.000000	10.655269	6.55%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.041846	10.232743	1.90%	0	2006
	10.040094	10.041846	0.02%	0	2005
	10.000000	10.040094	0.40%	0	2004*

Additional Contract Options Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.749928	17.451124	10.80%	3,962	2006
	15.227522	15.749928	3.43%	5,400	2005
	14.004498	15.227522	8.73%	5,642	2004
	10.000000	14.004498	40.04%	1,545	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.782959	15.381409	4.05%	1,235	2006
	13.877928	14.782959	6.52%	1,251	2005
	13.304174	13.877928	4.31%	1,314	2004
	10.000000	13.304174	33.04%	832	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.853145	19.221592	14.05%	2,071	2006
	15.721785	16.853145	7.20%	2,086	2005
	13.903325	15.721785	13.08%	1,121	2004
	10.000000	13.903325	39.03%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.256160	17.509150	14.77%	7,530	2006
	14.867466	15.256160	2.61%	8,654	2005
	13.626250	14.867466	9.11%	10,374	2004
	10.000000	13.626250	36.26%	8,167	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.996918	20.163377	12.04%	0	2006
	17.203603	17.996918	4.61%	0	2005
	14.727543	17.203603	16.81%	0	2004
	10.000000	14.727543	47.28%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.181408	17.397983	14.60%	510	2006
	14.805759	15.181408	2.54%	510	2005
	13.406642	14.805759	10.44%	511	2004
	10.000000	13.406642	34.07%	273	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.148640	19.762648	22.38%	0	2006
	14.553074	16.148640	10.96%	0	2005
	12.925188	14.553074	12.59%	0	2004
	10.000000	12.925188	29.25%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.432094	15.229159	22.50%	0	2006
	11.216941	12.432094	10.83%	0	2005
	10.000000	11.216941	12.17%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.164123	13.167878	17.95%	0	2006
	10.000000	11.164123	11.64%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.086883	13.351608	-5.22%	3,360	2006
	14.080863	14.086883	0.04%	3,958	2005
	12.979076	14.080863	8.49%	4,134	2004
	10.000000	12.979076	29.79%	1,559	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.589146	18.117641	16.22%	5,981	2006
	15.154532	15.589146	2.87%	4,197	2005
	13.530178	15.154532	12.01%	4,389	2004
	10.000000	13.530178	35.30%	1,340	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.311135	12.081634	6.81%	0	2006
	10.000000	11.311135	13.11%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.715015	10.678841	-0.34%	5,587	2006
	10.753920	10.715015	-0.36%	6,380	2005
	10.360197	10.753920	3.80%	6,149	2004
	10.000000	10.360197	3.60%	498	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.242482	20.475926	12.24%	193	2006
	17.340425	18.242482	5.20%	193	2005
	14.502323	17.340425	19.57%	193	2004
	10.000000	14.502323	45.02%	0	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	14.693228	16.606789	13.02%	7,505	2006
	14.341131	14.693228	2.46%	9,761	2005
	13.247418	14.341131	8.26%	9,443	2004
	10.000000	13.247418	32.47%	5,170	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.252291	15.108418	14.01%	262	2006
	12.973992	13.252291	2.15%	262	2005
	12.619952	12.973992	2.81%	247	2004
	10.000000	12.619952	26.20%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.486336	15.727766	1.56%	0	2006
	14.954456	15.486336	3.56%	0	2005
	13.727773	14.954456	8.94%	0	2004
	10.000000	13.727773	37.28%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.642519	16.733131	14.28%	1,935	2006
	14.244936	14.642519	2.79%	1,936	2005
	13.260877	14.244936	7.42%	2,144	2004
	10.000000	13.260877	32.61%	1,520	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.533690	15.372699	13.59%	283	2006
	13.565101	13.533690	-0.23%	365	2005
	12.909925	13.565101	5.07%	365	2004
	10.000000	12.909925	29.10%	133	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.263902	2.64%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.251388	10.451360	1.95%	4,130	2006
	10.347262	10.251388	-0.93%	3,688	2005
	10.208760	10.347262	1.36%	2,973	2004
	10.000000	10.208760	2.09%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.436486	18.162116	17.66%	7,295	2006
	14.904344	15.436486	3.57%	6,793	2005
	13.658630	14.904344	9.12%	5,270	2004
	10.000000	13.658630	36.59%	638	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.449853	15.107734	4.55%	10,047	2006
	13.960697	14.449853	3.50%	11,398	2005
	13.800194	13.960697	1.16%	10,647	2004
	10.000000	13.800194	38.00%	2,850	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	19.095216	22.062847	15.54%	0	2006
	16.386129	19.095216	16.53%	0	2005
	14.740847	16.386129	11.16%	0	2004
	10.000000	14.740847	47.41%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.805159	14.800306	15.58%	0	2006
	10.992242	12.805159	16.49%	0	2005
	10.000000	10.992242	9.92%	0	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	17.218465	18.823323	9.32%	15,383	2006
	15.046148	17.218465	14.44%	18,475	2005
	13.318501	15.046148	12.97%	12,539	2004
	10.000000	13.318501	33.19%	2,497	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.489860	10.716787	2.16%	8,631	2006
	10.493632	10.489860	-0.04%	7,134	2005
	10.266703	10.493632	2.21%	6,848	2004
	10.000000	10.266703	2.67%	4,597	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.226375	22.304255	10.27%	23,382	2006
	17.469531	20.226375	15.78%	27,174	2005
	14.285435	17.469531	22.29%	18,551	2004
	10.000000	14.285435	42.85%	7,365	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.605749	21.175246	13.81%	3,181	2006
	18.515721	18.605749	0.49%	3,234	2005
	16.579749	18.515721	11.68%	2,750	2004
	10.000000	16.579749	65.80%	600	2003*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.343898	15.266216	14.41%	0	2006
	10.000000	13.343898	33.44%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.659740	11.459629	7.50%	0	2006
	10.000000	10.659740	6.60%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.965440	12.016865	9.59%	0	2006
	10.000000	10.965440	9.65%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.172924	12.377930	10.79%	0	2006
	10.000000	11.172924	11.73%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.074620	10.75%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.507449	16.669638	14.90%	34,304	2006
	14.297719	14.507449	1.47%	37,220	2005
	13.130408	14.297719	8.89%	22,299	2004
	10.000000	13.130408	31.30%	4,818	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.590572	21.335411	14.76%	303	2006
	17.422161	18.590572	6.71%	247	2005
	14.351480	17.422161	21.40%	151	2004
	10.000000	14.351480	43.51%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.642722	15.896831	25.74%	0	2006
	10.000000	12.642722	26.43%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.235606	20.535305	19.14%	0	2006
	15.946817	17.235606	8.08%	0	2005
	13.714467	15.946817	16.28%	0	2004
	10.000000	13.714467	37.14%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	12.402111	14.778401	19.16%	498	2006
	11.478526	12.402111	8.05%	132	2005
	10.000000	11.478526	14.79%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.756257	10.800672	10.71%	0	2006
	10.000000	9.756257	-2.44%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.892454	14.083811	9.24%	0	2006
	12.206327	12.892454	5.62%	0	2005
	11.489832	12.206327	6.24%	0	2004
	10.000000	11.489832	14.90%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.873002	16.991824	7.05%	843	2006
	14.374535	15.873002	10.42%	843	2005
	12.421034	14.374535	15.73%	843	2004
	10.000000	12.421034	24.21%	843	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.229220	16.573355	8.83%	0	2006
	13.996013	15.229220	8.81%	0	2005
	12.145798	13.996013	15.23%	0	2004
	10.000000	12.145798	21.46%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.624889	31.182106	44.20%	0	2006
	16.706250	21.624889	29.44%	0	2005
	14.348466	16.706250	16.43%	0	2004
	10.000000	14.348466	43.48%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.702316	21.218752	44.32%	222	2006
	11.351574	14.702316	29.52%	0	2005
	10.000000	11.351574	13.52%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.865705	10.085460	2.23%	8,334	2006
	9.913174	9.865705	-0.48%	7,302	2005
	10.027045	9.913174	-1.14%	6,319	2004
	10.000000	10.027045	0.27%	4,645	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.750579	14.475374	5.27%	5,684	2006
	13.447732	13.750579	2.25%	5,926	2005
	12.578028	13.447732	6.91%	6,414	2004
	10.000000	12.578028	25.78%	4,378	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.373351	18.174822	18.22%	9,787	2006
	14.718395	15.373351	4.45%	7,517	2005
	13.066273	14.718395	12.64%	6,061	2004
	10.000000	13.066273	30.66%	1,537	2003*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.396659	11.254488	8.25%	4,064	2006
	10.388022	10.396659	0.08%	3,255	2005
	10.000000	10.388022	3.88%	2,132	2004*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	12.181775	14.055044	15.38%	572	2006
	11.258619	12.181775	8.20%	572	2005
	10.000000	11.258619	12.59%	573	2004*

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.681321	12.029387	12.62%	0	2006
	10.000000	10.681321	6.81%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.193863	10.696224	4.93%	0	2006
	10.000000	10.193863	1.94%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.931468	11.837102	8.28%	3,696	2006
	10.714419	10.931468	2.03%	3,540	2005
	10.000000	10.714419	7.14%	1,693	2004*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.968216	15.455776	3.26%	0	2006
	14.827644	14.968216	0.95%	0	2005
	13.510160	14.827644	9.75%	0	2004
	10.000000	13.510160	35.10%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.601915	13.929230	20.06%	1,062	2006
	10.000000	11.601915	16.02%	225	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	15.862330	17.813577	12.30%	1,690	2006
	14.254955	15.862330	11.28%	1,690	2005
	12.523040	14.254955	13.83%	1,691	2004
	10.000000	12.523040	25.23%	1,710	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.514769	12.531877	8.83%	0	2006
	10.000000	11.514769	15.15%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.232977	15.876667	11.55%	5,254	2006
	13.576843	14.232977	4.83%	3,939	2005
	12.217327	13.576843	11.13%	2,851	2004
	10.000000	12.217327	22.17%	1,283	2003*

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.423562	4.24%	0	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.405716	4.06%	0	2006*

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.705080	7.05%	0	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.233395	2.33%	51	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.896942	13.994206	8.51%	0	2006
	12.840387	12.896942	0.44%	0	2005
	11.888673	12.840387	8.01%	0	2004
	10.000000	11.888673	18.89%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.407617	11.292619	8.50%	0	2006
	10.000000	10.407617	4.08%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	25.518716	34.126891	33.73%	0	2006
	19.656249	25.518716	29.82%	0	2005
	16.636793	19.656249	18.15%	0	2004
	10.000000	16.636793	66.37%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	15.217878	20.387298	33.97%	1,010	2006
	11.707931	15.217878	29.98%	952	2005
	10.000000	11.707931	17.08%	687	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.413193	22.113123	34.73%	0	2006
	15.755305	16.413193	4.18%	0	2005
	12.396272	15.755305	27.10%	0	2004
	10.000000	12.396272	23.96%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	16.087013	16.253267	1.03%	0	2006
	15.220250	16.087013	5.69%	0	2005
	13.709636	15.220250	11.02%	0	2004
	10.000000	13.709636	37.10%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.296940	22.167952	14.88%	0	2006
	19.137305	19.296940	0.83%	0	2005
	16.673885	19.137305	14.77%	0	2004
	10.000000	16.673885	66.74%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.714350	20.517363	9.63%	214	2006
	17.030906	18.714350	9.88%	25	2005
	14.615310	17.030906	16.53%	0	2004
	10.000000	14.615310	46.15%	0	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.282129	21.538040	17.81%	0	2006
	16.820811	18.282129	8.69%	0	2005
	14.198438	16.820811	18.47%	0	2004
	10.000000	14.198438	41.98%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.456337	15.532473	0.49%	0	2006
	14.562515	15.456337	6.14%	0	2005
	13.800526	14.562515	5.52%	0	2004
	10.000000	13.800526	38.01%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.426077	10.475746	0.48%	0	2006
	9.818878	10.426077	6.18%	0	2005
	10.000000	9.818878	-1.81%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.142573	16.441771	8.58%	0	2006
	15.555628	15.142573	-2.66%	0	2005
	15.242217	15.555628	2.06%	0	2004
	10.000000	15.242217	52.42%	0	2003*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.537586	11.495534	9.09%	0	2006
	10.825020	10.537586	-2.66%	0	2005
	10.000000	10.825020	8.25%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.293118	10.435493	1.38%	2,945	2006
	10.160331	10.293118	1.31%	1,410	2005
	10.029912	10.160331	1.30%	3,350	2004
	10.000000	10.029912	0.30%	1,997	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.142419	11.605099	4.15%	30,151	2006
	10.994065	11.142419	1.35%	32,647	2005
	10.708779	10.994065	2.66%	20,535	2004
	10.000000	10.708779	7.09%	11,443	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.308781	13.092663	6.37%	421,521	2006
	12.007837	12.308781	2.51%	429,149	2005
	11.422629	12.007837	5.12%	133,434	2004
	10.000000	11.422629	14.23%	30,912	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.533804	14.784773	9.24%	1,159,758	2006
	13.095335	13.533804	3.35%	1,214,619	2005
	12.186797	13.095335	7.46%	1,091,284	2004
	10.000000	12.186797	21.87%	124,923	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.040415	16.900988	12.37%	1,238,239	2006
	14.318239	15.040415	5.04%	1,336,599	2005
	13.020880	14.318239	9.96%	970,930	2004
	10.000000	13.020880	30.21%	145,959	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.214476	18.590551	14.65%	1,076,528	2006
	15.313030	16.214476	5.89%	1,107,686	2005
	13.689404	15.313030	11.86%	893,109	2004
	10.000000	13.689404	36.89%	78,259	2003*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.241249	16.394589	7.57%	1,441	2006
	14.174797	15.241249	7.52%	901	2005
	12.541472	14.174797	13.02%	733	2004
	10.000000	12.541472	25.41%	0	2003*

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.841607	10.092529	2.55%	2,660	2006
	9.770998	9.841607	0.72%	2,307	2005
	9.880078	9.770998	-1.10%	2,455	2004
	10.000000	9.880078	-1.20%	1,537	2003*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.941199	17.512263	-2.39%	84	2006
	16.372223	17.941199	9.58%	84	2005
	14.887980	16.372223	9.97%	104	2004
	10.000000	14.887980	48.88%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.824272	8.24%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.718460	21.276929	20.08%	0	2006
	16.156405	17.718460	9.67%	0	2005
	13.724397	16.156405	17.72%	0	2004
	10.000000	13.724397	37.24%	0	2003*

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.549364	15.070189	20.09%	606	2006
	11.441520	12.549364	9.68%	131	2005
	10.000000	11.441520	14.42%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.826650	19.218377	7.81%	1,144	2006
	16.209651	17.826650	9.98%	1,686	2005
	14.277420	16.209651	13.53%	1,112	2004
	10.000000	14.277420	42.77%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.774541	16.437022	11.25%	1,325	2006
	14.069386	14.774541	5.01%	189	2005
	13.093531	14.069386	7.45%	0	2004
	10.000000	13.093531	30.94%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.911026	18.038387	13.37%	13,795	2006
	15.601811	15.911026	1.98%	13,040	2005
	13.583167	15.601811	14.86%	11,585	2004
	10.000000	13.583167	35.83%	10,473	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.402579	11.727753	2.85%	0	2006
	11.374821	11.402579	0.24%	0	2005
	10.883959	11.374821	4.51%	0	2004
	10.000000	10.883959	8.84%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.638727	15.464505	5.64%	11,485	2006
	14.229519	14.638727	2.88%	11,728	2005
	13.605001	14.229519	4.59%	11,987	2004
	10.000000	13.605001	36.05%	9,759	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.861990	14.813778	15.17%	299	2006
	11.495518	12.861990	11.89%	299	2005
	10.000000	11.495518	14.96%	300	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.685210	22.665556	15.14%	0	2006
	17.591871	19.685210	11.90%	0	2005
	15.084714	17.591871	16.62%	0	2004
	10.000000	15.084714	50.85%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.873541	13.794853	7.16%	123	2006
	12.864250	12.873541	0.07%	123	2005
	12.060288	12.864250	6.67%	123	2004
	10.000000	12.060288	20.60%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.513743	16.340170	12.58%	6,098	2006
	13.990832	14.513743	3.74%	5,194	2005
	13.066755	13.990832	7.07%	5,042	2004
	10.000000	13.066755	30.67%	3,522	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.951604	21.317808	12.49%	218	2006
	17.607016	18.951604	7.64%	25	2005
	15.059532	17.607016	16.92%	0	2004
	10.000000	15.059532	50.60%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.803856	15.697055	13.72%	1,714	2006
	13.371334	13.803856	3.23%	1,999	2005
	12.267172	13.371334	9.00%	1,669	2004
	10.000000	12.267172	22.67%	616	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.854247	19.865381	25.30%	0	2006
	14.403520	15.854247	10.07%	0	2005
	12.635959	14.403520	13.99%	0	2004
	10.000000	12.635959	26.36%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.503574	12.933390	3.44%	1,769	2006
	12.058562	12.503574	3.69%	1,993	2005
	11.703107	12.058562	3.04%	2,253	2004
	10.000000	11.703107	17.03%	2,336	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.172057	11.982837	7.26%	357	2006
	10.000000	11.172057	11.72%	371	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.502507	12.224927	16.40%	0	2006
	10.000000	10.502507	5.03%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.999770	10.205210	2.05%	0	2006
	10.000000	9.999770	0.00%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.499491	10.667339	1.60%	12,507	2006
	10.297210	10.499491	1.96%	11,458	2005
	10.085843	10.297210	2.10%	12,165	2004
	10.000000	10.085843	0.86%	9,689	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.889797	16.185813	8.70%	0	2006
	13.534807	14.889797	10.01%	0	2005
	12.533652	13.534807	7.99%	0	2004
	10.000000	12.533652	25.34%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.573065	27.786328	35.06%	0	2006
	17.961520	20.573065	14.54%	0	2005
	13.455563	17.961520	33.49%	0	2004
	10.000000	13.455563	34.56%	0	2003*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.063932	14.569834	11.53%	0	2006
	12.245196	13.063932	6.69%	0	2005
	11.382136	12.245196	7.58%	0	2004
	10.000000	11.382136	13.82%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.508552	11.560969	10.01%	0	2006
	10.202664	10.508552	3.00%	0	2005
	10.000000	10.202664	2.03%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.438897	10.481515	0.41%	1,832	2006
	10.066621	10.438897	3.70%	1,934	2005
	10.000000	10.066621	0.67%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	10.054188	10.299756	2.44%	0	2006
	9.994026	10.054188	0.60%	0	2005
	10.000000	9.994026	-0.06%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.105267	13.373755	20.43%	0	2006
	10.654592	11.105267	4.23%	0	2005
	10.000000	10.654592	6.55%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.036100	10.221694	1.85%	0	2006
	10.039451	10.036100	-0.03%	0	2005
	10.000000	10.039451	0.39%	0	2004*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.726871	17.416706	10.74%	2,793	2006
	15.212974	15.726871	3.38%	1,877	2005
	13.998255	15.212974	8.68%	307	2004
	10.000000	13.998255	39.98%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.761321	15.351080	4.00%	112	2006
	13.864661	14.761321	6.47%	0	2005
	13.298233	13.864661	4.26%	0	2004
	10.000000	13.298233	32.98%	313	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.828506	19.183735	14.00%	1,039	2006
	15.706782	16.828506	7.14%	2,810	2005
	13.897124	15.706782	13.02%	0	2004
	10.000000	13.897124	38.97%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.233868	17.474675	14.71%	0	2006
	14.853284	15.233868	2.56%	0	2005
	13.620181	14.853284	9.05%	0	2004
	10.000000	13.620181	36.20%	315	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.970616	20.123674	11.98%	0	2006
	17.187195	17.970616	4.56%	0	2005
	14.720983	17.187195	16.75%	0	2004
	10.000000	14.720983	47.21%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.159191	17.363685	14.54%	527	2006
	14.791613	15.159191	2.49%	527	2005
	13.400667	14.791613	10.38%	527	2004
	10.000000	13.400667	34.01%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.125002	19.723696	22.32%	0	2006
	14.539160	16.125002	10.91%	0	2005
	12.919416	14.539160	12.54%	0	2004
	10.000000	12.919416	29.19%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.421583	15.208555	22.44%	0	2006
	11.213158	12.421583	10.78%	0	2005
	10.000000	11.213158	12.13%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.160354	13.156741	17.89%	0	2006
	10.000000	11.160354	11.60%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.066272	13.325293	-5.27%	5,815	2006
	14.067415	14.066272	-0.01%	2,612	2005
	12.973288	14.067415	8.43%	71	2004
	10.000000	12.973288	29.73%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.566348	18.081962	16.16%	10,753	2006
	15.140056	15.566348	2.82%	11,206	2005
	13.524142	15.140056	11.95%	3,003	2004
	10.000000	13.524142	35.24%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.307314	12.071404	6.76%	0	2006
	10.000000	11.307314	13.07%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.698655	10.657116	-0.39%	509	2006
	10.742961	10.698655	-0.41%	139	2005
	10.354917	10.742961	3.75%	0	2004
	10.000000	10.354917	3.55%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.215806	20.435589	12.19%	70	2006
	17.323874	18.215806	5.15%	69	2005
	14.495863	17.323874	19.51%	73	2004
	10.000000	14.495863	44.96%	0	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	14.671716	16.574042	12.97%	39,936	2006
	14.327417	14.671716	2.40%	25,238	2005
	13.241492	14.327417	8.20%	5,383	2004
	10.000000	13.241492	32.41%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.232899	15.078643	13.95%	1,743	2006
	12.961593	13.232899	2.09%	1,743	2005
	12.614318	12.961593	2.75%	74	2004
	10.000000	12.614318	26.14%	335	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.463665	15.696762	1.51%	0	2006
	14.940160	15.463665	3.50%	0	2005
	13.721639	14.940160	8.88%	0	2004
	10.000000	13.721639	37.22%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.621116	16.700184	14.22%	0	2006
	14.231345	14.621116	2.74%	0	2005
	13.254962	14.231345	7.37%	0	2004
	10.000000	13.254962	32.55%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.513893	15.342410	13.53%	277	2006
	13.552134	13.513893	-0.28%	277	2005
	12.904162	13.552134	5.02%	277	2004
	10.000000	12.904162	29.04%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.260428	2.60%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.236368	10.430737	1.90%	15,547	2006
	10.337354	10.236368	-0.98%	9,935	2005
	10.204194	10.337354	1.30%	6,968	2004
	10.000000	10.204194	2.04%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.413918	18.126350	17.60%	13,497	2006
	14.890118	15.413918	3.52%	12,084	2005
	13.652543	14.890118	9.06%	383	2004
	10.000000	13.652543	36.53%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.428718	15.077970	4.50%	6,217	2006
	13.947355	14.428718	3.45%	3,741	2005
	13.794032	13.947355	1.11%	665	2004
	10.000000	13.794032	37.94%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	19.067291	22.019372	15.48%	0	2006
	16.370488	19.067291	16.47%	0	2005
	14.734289	16.370488	11.10%	0	2004
	10.000000	14.734289	47.34%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.794338	14.780294	15.52%	0	2006
	10.988531	12.794338	16.43%	0	2005
	10.000000	10.988531	9.89%	0	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	17.193267	18.786228	9.27%	54,309	2006
	15.031767	17.193267	14.38%	38,104	2005
	13.312564	15.031767	12.91%	391	2004
	10.000000	13.312564	33.13%	0	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.474496	10.695648	2.11%	99,608	2006
	10.483602	10.474496	-0.09%	14,034	2005
	10.262112	10.483602	2.16%	136	2004
	10.000000	10.262112	2.62%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.196810	22.260345	10.22%	14,727	2006
	17.452852	20.196810	15.72%	14,610	2005
	14.279064	17.452852	22.23%	2,525	2004
	10.000000	14.279064	42.79%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.578540	21.133526	13.75%	2,757	2006
	18.498039	18.578540	0.44%	2,824	2005
	16.572366	18.498039	11.62%	0	2004
	10.000000	16.572366	65.72%	0	2003*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.339408	15.253319	14.35%	0	2006
	10.000000	13.339408	33.39%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.656145	11.449951	7.45%	8,742	2006
	10.000000	10.656145	6.56%	7,230	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.961738	12.006703	9.53%	79,215	2006
	10.000000	10.961738	9.62%	56,903	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.169149	12.367469	10.73%	0	2006
	10.000000	11.169149	11.69%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.070887	10.71%	6,443	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.486224	16.636787	14.85%	39,132	2006
	14.284062	14.486224	1.42%	31,388	2005
	13.124559	14.284062	8.83%	523	2004
	10.000000	13.124559	31.25%	637	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.563394	21.293406	14.71%	67	2006
	17.405526	18.563394	6.65%	68	2005
	14.345083	17.405526	21.33%	72	2004
	10.000000	14.345083	43.45%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.638452	15.883394	25.68%	0	2006
	10.000000	12.638452	26.38%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.210388	20.494837	19.08%	0	2006
	15.931585	17.210388	8.03%	0	2005
	13.708346	15.931585	16.22%	0	2004
	10.000000	13.708346	37.08%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	12.391616	14.758392	19.10%	52,717	2006
	11.474649	12.391616	7.99%	8,287	2005
	10.000000	11.474649	14.75%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.752951	10.791538	10.65%	0	2006
	10.000000	9.752951	-2.47%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.873580	14.056053	9.19%	0	2006
	12.194655	12.873580	5.57%	0	2005
	11.484704	12.194655	6.18%	0	2004
	10.000000	11.484704	14.85%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.849789	16.958344	6.99%	0	2006
	14.360798	15.849789	10.37%	0	2005
	12.415484	14.360798	15.67%	0	2004
	10.000000	12.415484	24.15%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.208589	16.542495	8.77%	0	2006
	13.984139	15.208589	8.76%	0	2005
	12.141666	13.984139	15.17%	0	2004
	10.000000	12.141666	21.42%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.593269	31.120689	44.12%	0	2006
	16.690295	21.593269	29.38%	0	2005
	14.342071	16.690295	16.37%	0	2004
	10.000000	14.342071	43.42%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.689923	21.190105	44.25%	16,605	2006
	11.347757	14.689923	29.45%	0	2005
	10.000000	11.347757	13.48%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.851254	10.065578	2.18%	96,349	2006
	9.903697	9.851254	-0.53%	2,006	2005
	10.022565	9.903697	-1.19%	0	2004
	10.000000	10.022565	0.23%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.730460	14.446858	5.22%	6,039	2006
	13.434891	13.730460	2.20%	7,048	2005
	12.572420	13.434891	6.86%	3,371	2004
	10.000000	12.572420	25.72%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.350871	18.139026	18.16%	3,401	2006
	14.704343	15.350871	4.40%	4,351	2005
	13.060441	14.704343	12.59%	163	2004
	10.000000	13.060441	30.60%	0	2003*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.388082	11.239500	8.20%	656	2006
	10.384723	10.388082	0.03%	500	2005
	10.000000	10.384723	3.85%	500	2004*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	12.171717	14.036311	15.32%	2,578	2006
	11.255046	12.171717	8.14%	0	2005
	10.000000	11.255046	12.55%	0	2004*

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.677711	12.019213	12.56%	0	2006
	10.000000	10.677711	6.78%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.190413	10.687176	4.87%	0	2006
	10.000000	10.190413	1.90%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.922441	11.821317	8.23%	12,273	2006
	10.711026	10.922441	1.97%	5,348	2005
	10.000000	10.711026	7.11%	239	2004*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.946321	15.425324	3.20%	0	2006
	14.813472	14.946321	0.90%	0	2005
	13.504135	14.813472	9.70%	0	2004
	10.000000	13.504135	35.04%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.598000	13.917451	20.00%	107,105	2006
	10.000000	11.598000	15.98%	12,864	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	15.838131	17.777348	12.24%	240	2006
	14.240445	15.838131	11.22%	240	2005
	12.516675	14.240445	13.77%	240	2004
	10.000000	12.516675	25.17%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.510881	12.521278	8.78%	0	2006
	10.000000	11.510881	15.11%	4,325	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.213670	15.847072	11.49%	125,493	2006
	13.565311	14.213670	4.78%	18,456	2005
	12.213171	13.565311	11.07%	0	2004
	10.000000	12.213171	22.13%	0	2003*

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.420045	4.20%	19,137	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.402195	4.02%	0	2006*

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.701461	7.01%	0	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.229939	2.30%	18,077	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.878087	13.966646	8.45%	0	2006
	12.828129	12.878087	0.39%	0	2005
	11.883363	12.828129	7.95%	5,521	2004
	10.000000	11.883363	18.83%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.404099	11.283062	8.45%	7,293	2006
	10.000000	10.404099	4.04%	7,186	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	25.481383	34.059656	33.66%	0	2006
	19.637463	25.481383	29.76%	0	2005
	16.629376	19.637463	18.09%	0	2004
	10.000000	16.629376	66.29%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	15.205039	20.359741	33.90%	0	2006
	11.703984	15.205039	29.91%	0	2005
	10.000000	11.703984	17.04%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.389189	22.069553	34.66%	0	2006
	15.740266	16.389189	4.12%	0	2005
	12.390753	15.740266	27.03%	0	2004
	10.000000	12.390753	23.91%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	16.063452	16.221203	0.98%	1,516	2006
	15.205697	16.063452	5.64%	1,405	2005
	13.703517	15.205697	10.96%	1,497	2004
	10.000000	13.703517	37.04%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.268704	22.124258	14.82%	1,107	2006
	19.119017	19.268704	0.78%	1,162	2005
	16.666453	19.119017	14.72%	1,176	2004
	10.000000	16.666453	66.66%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.686979	20.476947	9.58%	16,156	2006
	17.014645	18.686979	9.83%	2,049	2005
	14.608788	17.014645	16.47%	0	2004
	10.000000	14.608788	46.09%	0	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.255387	21.495625	17.75%	0	2006
	16.804750	18.255387	8.63%	0	2005
	14.192104	16.804750	18.41%	0	2004
	10.000000	14.192104	41.92%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.433728	15.501858	0.44%	0	2006
	14.548608	15.433728	6.08%	0	2005
	13.794368	14.548608	5.47%	0	2004
	10.000000	13.794368	37.94%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.417260	10.461567	0.43%	126	2006
	9.815556	10.417260	6.13%	121	2005
	10.000000	9.815556	-1.84%	117	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.120449	16.409409	8.52%	0	2006
	15.540781	15.120449	-2.70%	0	2005
	15.235433	15.540781	2.00%	0	2004
	10.000000	15.235433	52.35%	0	2003*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.528683	11.479982	9.04%	138	2006
	10.821368	10.528683	-2.70%	125	2005
	10.000000	10.821368	8.21%	116	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.278047	10.414910	1.33%	101,439	2006
	10.150616	10.278047	1.26%	13,832	2005
	10.025426	10.150616	1.25%	0	2004
	10.000000	10.025426	0.25%	0	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.126126	11.582248	4.10%	22,962	2006
	10.983569	11.126126	1.30%	24,059	2005
	10.704003	10.983569	2.61%	21,257	2004
	10.000000	10.704003	7.04%	2,351	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.290759	13.066840	6.31%	166,879	2006
	11.996352	12.290759	2.45%	74,278	2005
	11.417528	11.996352	5.07%	16,471	2004
	10.000000	11.417528	14.18%	11,376	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.513991	14.755622	9.19%	1,325,936	2006
	13.082811	13.513991	3.30%	744,626	2005
	12.181349	13.082811	7.40%	50,502	2004
	10.000000	12.181349	21.81%	9,060	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.018394	16.867668	12.31%	1,446,137	2006
	14.304552	15.018394	4.99%	630,712	2005
	13.015066	14.304552	9.91%	55,679	2004
	10.000000	13.015066	30.15%	20,061	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.190743	18.553909	14.60%	554,250	2006
	15.298388	16.190743	5.83%	535,059	2005
	13.683298	15.298388	11.80%	89,991	2004
	10.000000	13.683298	36.83%	314	2003*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.220574	16.364026	7.51%	68,386	2006
	14.162771	15.220574	7.47%	21,865	2005
	12.537202	14.162771	12.97%	395	2004
	10.000000	12.537202	25.37%	0	2003*

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.827008	10.072432	2.50%	24,036	2006
	9.761463	9.827008	0.67%	12,456	2005
	9.875470	9.761463	-1.15%	215	2004
	10.000000	9.875470	-1.25%	0	2003*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.914949	17.477758	-2.44%	5,785	2006
	16.356587	17.914949	9.53%	6,871	2005
	14.881339	16.356587	9.91%	268	2004
	10.000000	14.881339	48.81%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.820602	8.21%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.694429	21.237273	20.02%	0	2006
	16.142684	17.694429	9.61%	0	2005
	13.719727	16.142684	17.66%	0	2004
	10.000000	13.719727	37.20%	0	2003*

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.538773	15.049828	20.03%	57,468	2006
	11.437668	12.538773	9.63%	10,935	2005
	10.000000	11.437668	14.38%	1,963	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.800600	19.180528	7.75%	6,055	2006
	16.194190	17.800600	9.92%	6,549	2005
	14.271063	16.194190	13.48%	0	2004
	10.000000	14.271063	42.71%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.752925	16.404635	11.20%	105,038	2006
	14.055950	14.752925	4.96%	14,015	2005
	13.087692	14.055950	7.40%	0	2004
	10.000000	13.087692	30.88%	320	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.887753	18.002842	13.31%	79,886	2006
	15.586906	15.887753	1.93%	16,277	2005
	13.577106	15.586906	14.80%	149	2004
	10.000000	13.577106	35.77%	638	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.385869	11.704613	2.80%	0	2006
	11.363940	11.385869	0.19%	0	2005
	10.879096	11.363940	4.46%	0	2004
	10.000000	10.879096	8.79%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.617296	15.434015	5.59%	14,293	2006
	14.215918	14.617296	2.82%	12,583	2005
	13.598930	14.215918	4.54%	130	2004
	10.000000	13.598930	35.99%	466	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.851121	14.793739	15.12%	0	2006
	11.491649	12.851121	11.83%	0	2005
	10.000000	11.491649	14.92%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.656415	22.620904	15.08%	0	2006
	17.575066	19.656415	11.84%	0	2005
	15.077980	17.575066	16.56%	0	2004
	10.000000	15.077980	50.78%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.854710	13.767676	7.10%	0	2006
	12.851964	12.854710	0.02%	0	2005
	12.054908	12.851964	6.61%	0	2004
	10.000000	12.054908	20.55%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.492509	16.307973	12.53%	115,879	2006
	13.977468	14.492509	3.68%	18,232	2005
	13.060920	13.977468	7.02%	3,134	2004
	10.000000	13.060920	30.61%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.923917	21.275840	12.43%	19,871	2006
	17.590220	18.923917	7.58%	2,020	2005
	15.052827	17.590220	16.86%	0	2004
	10.000000	15.052827	50.53%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.785121	15.667777	13.66%	0	2006
	13.359972	13.785121	3.18%	0	2005
	12.262996	13.359972	8.95%	0	2004
	10.000000	12.262996	22.63%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.832728	19.828334	25.24%	0	2006
	14.391285	15.832728	10.02%	0	2005
	12.631654	14.391285	13.93%	0	2004
	10.000000	12.631654	26.32%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.486580	12.909247	3.38%	0	2006
	12.048297	12.486580	3.64%	0	2005
	11.699112	12.048297	2.98%	0	2004
	10.000000	11.699112	16.99%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.168283	11.972698	7.20%	535	2006
	10.000000	11.168283	11.68%	249	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.498960	12.214584	16.34%	8,318	2006
	10.000000	10.498960	4.99%	4,565	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.996390	10.196576	2.00%	95	2006
	10.000000	9.996390	-0.04%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.485262	10.647467	1.55%	78,960	2006
	10.288472	10.485262	1.91%	11,654	2005
	10.082409	10.288472	2.04%	312	2004
	10.000000	10.082409	0.82%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.867089	16.152914	8.65%	0	2006
	13.521031	14.867089	9.96%	0	2005
	12.527281	13.521031	7.93%	0	2004
	10.000000	12.527281	25.27%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.541698	27.729884	34.99%	0	2006
	17.943250	20.541698	14.48%	0	2005
	13.448721	17.943250	33.42%	0	2004
	10.000000	13.448721	34.49%	0	2003*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.048153	14.544835	11.47%	1,891	2006
	12.236620	13.048153	6.63%	5,874	2005
	11.379956	12.236620	7.53%	0	2004
	10.000000	11.379956	13.80%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.502531	11.548475	9.96%	0	2006
	10.202008	10.502531	2.95%	0	2005
	10.000000	10.202008	2.02%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.432911	10.470168	0.36%	0	2006
	10.065973	10.432911	3.65%	0	2005
	10.000000	10.065973	0.66%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	10.048432	10.288628	2.39%	0	2006
	9.993385	10.048432	0.55%	0	2005
	10.000000	9.993385	-0.07%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.098917	13.359308	20.37%	0	2006
	10.653910	11.098917	4.18%	0	2005
	10.000000	10.653910	6.54%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.030359	10.210653	1.80%	0	2006
	10.038808	10.030359	-0.08%	0	2005
	10.000000	10.038808	0.39%	0	2004*

Additional Contract Options Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.703835	17.382365	10.69%	1,405	2006
	15.198423	15.703835	3.33%	291	2005
	13.992000	15.198423	8.62%	0	2004
	10.000000	13.992000	39.92%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.739705	15.320803	3.94%	617	2006
	13.851398	14.739705	6.41%	757	2005
	13.292300	13.851398	4.21%	977	2004
	10.000000	13.292300	32.92%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.803873	19.145913	13.94%	369	2006
	15.691767	16.803873	7.09%	79	2005
	13.890922	15.691767	12.96%	0	2004
	10.000000	13.890922	38.91%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.211551	17.440215	14.65%	1,106	2006
	14.839080	15.211551	2.51%	1,129	2005
	13.614096	14.839080	9.00%	1,132	2004
	10.000000	13.614096	36.14%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.944309	20.083994	11.92%	0	2006
	17.170760	17.944309	4.51%	0	2005
	14.714406	17.170760	16.69%	0	2004
	10.000000	14.714406	47.14%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.137022	17.329481	14.48%	0	2006
	14.777488	15.137022	2.43%	0	2005
	13.394694	14.777488	10.32%	0	2004
	10.000000	13.394694	33.95%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.101391	19.684809	22.26%	0	2006
	14.525256	16.101391	10.85%	0	2005
	12.913650	14.525256	12.48%	0	2004
	10.000000	12.913650	29.14%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.411076	15.187963	22.37%	0	2006
	11.209371	12.411076	10.72%	0	2005
	10.000000	11.209371	12.09%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.156580	13.145612	17.83%	2,414	2006
	10.000000	11.156580	11.57%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.045660	13.298995	-5.32%	2,797	2006
	14.053952	14.045660	-0.06%	1,490	2005
	12.967491	14.053952	8.38%	1,607	2004
	10.000000	12.967491	29.67%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.543549	18.046287	16.10%	6,786	2006
	15.125572	15.543549	2.76%	5,662	2005
	13.518096	15.125572	11.89%	1,227	2004
	10.000000	13.518096	35.18%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.303491	12.061190	6.70%	1,978	2006
	10.000000	11.303491	13.03%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.682311	10.635425	-0.44%	4,185	2006
	10.732007	10.682311	-0.46%	5,003	2005
	10.349636	10.732007	3.69%	3,626	2004
	10.000000	10.349636	3.50%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.189148	20.395311	12.13%	0	2006
	17.307319	18.189148	5.10%	0	2005
	14.489397	17.307319	19.45%	0	2004
	10.000000	14.489397	44.89%	0	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	14.650249	16.541374	12.91%	6,060	2006
	14.313731	14.650249	2.35%	4,191	2005
	13.235593	14.313731	8.15%	938	2004
	10.000000	13.235593	32.36%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.213518	15.048908	13.89%	1,057	2006
	12.949201	13.213518	2.04%	2,222	2005
	12.608682	12.949201	2.70%	0	2004
	10.000000	12.608682	26.09%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.441047	15.665831	1.46%	0	2006
	14.925899	15.441047	3.45%	0	2005
	13.715524	14.925899	8.82%	0	2004
	10.000000	13.715524	37.16%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.599699	16.667239	14.16%	0	2006
	14.217726	14.599699	2.69%	0	2005
	13.249039	14.217726	7.31%	0	2004
	10.000000	13.249039	32.49%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.494105	15.312158	13.47%	0	2006
	13.539186	13.494105	-0.33%	0	2005
	12.898411	13.539186	4.97%	0	2004
	10.000000	12.898411	28.98%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.256965	2.57%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.221367	10.410154	1.85%	2,408	2006
	10.327466	10.221367	-1.03%	290	2005
	10.199626	10.327466	1.25%	292	2004
	10.000000	10.199626	2.00%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.391340	18.090595	17.54%	7,438	2006
	14.875872	15.391340	3.47%	7,443	2005
	13.646439	14.875872	9.01%	3,413	2004
	10.000000	13.646439	36.46%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.407585	15.048226	4.45%	6,019	2006
	13.934014	14.407585	3.40%	1,004	2005
	13.787874	13.934014	1.06%	1,438	2004
	10.000000	13.787874	37.88%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	19.039399	21.975993	15.42%	0	2006
	16.354848	19.039399	16.41%	0	2005
	14.727704	16.354848	11.05%	0	2004
	10.000000	14.727704	47.28%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.783502	14.760267	15.46%	0	2006
	10.984823	12.783502	16.37%	0	2005
	10.000000	10.984823	9.85%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	17.168092	18.749174	9.21%	23,523	2006
	15.017388	17.168092	14.32%	14,406	2005
	13.306622	15.017388	12.86%	6,165	2004
	10.000000	13.306622	33.07%	0	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.459156	10.674560	2.06%	710,645	2006
	10.473565	10.459156	-0.14%	32,744	2005
	10.257524	10.473565	2.11%	0	2004
	10.000000	10.257524	2.58%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.167250	22.216447	10.16%	8,244	2006
	17.436169	20.167250	15.66%	5,331	2005
	14.272687	17.436169	22.16%	1,451	2004
	10.000000	14.272687	42.73%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.551354	21.091888	13.69%	634	2006
	18.480368	18.551354	0.38%	734	2005
	16.564974	18.480368	11.56%	700	2004
	10.000000	16.564974	65.65%	0	2003*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.334901	15.240404	14.29%	0	2006
	10.000000	13.334901	33.35%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.652543	11.440257	7.39%	151,870	2006
	10.000000	10.652543	6.53%	7,368	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.958037	11.996552	9.48%	91,003	2006
	10.000000	10.958037	9.58%	10,704	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.165376	12.356992	10.67%	5,923	2006
	10.000000	11.165376	11.65%	5,931	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.067139	10.67%	2,005	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.465009	16.603985	14.79%	21,813	2006
	14.270396	14.465009	1.36%	16,451	2005
	13.118697	14.270396	8.78%	6,427	2004
	10.000000	13.118697	31.19%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.536218	21.251414	14.65%	0	2006
	17.388881	18.536218	6.60%	0	2005
	14.338680	17.388881	21.27%	0	2004
	10.000000	14.338680	43.39%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.634183	15.869953	25.61%	0	2006
	10.000000	12.634183	26.34%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.185226	20.454471	19.02%	0	2006
	15.916376	17.185226	7.97%	0	2005
	13.702237	15.916376	16.16%	0	2004
	10.000000	13.702237	37.02%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	12.381147	14.738430	19.04%	185,791	2006
	11.470781	12.381147	7.94%	12,265	2005
	10.000000	11.470781	14.71%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.749654	10.782410	10.59%	0	2006
	10.000000	9.749654	-2.50%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.854723	14.028334	9.13%	575	2006
	12.182985	12.854723	5.51%	591	2005
	11.479571	12.182985	6.13%	606	2004
	10.000000	11.479571	14.80%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.826592	16.924911	6.94%	0	2006
	14.347068	15.826592	10.31%	0	2005
	12.409946	14.347068	15.61%	0	2004
	10.000000	12.409946	24.10%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.187919	16.511603	8.72%	0	2006
	13.972243	15.187919	8.70%	0	2005
	12.137534	13.972243	15.12%	0	2004
	10.000000	12.137534	21.38%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.561672	31.059367	44.05%	0	2006
	16.674337	21.561672	29.31%	0	2005
	14.335673	16.674337	16.31%	0	2004
	10.000000	14.335673	43.36%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.677503	21.161428	44.18%	83,470	2006
	11.343922	14.677503	29.39%	0	2005
	10.000000	11.343922	13.44%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.836823	10.045719	2.12%	848,104	2006
	9.894218	9.836823	-0.58%	0	2005
	10.018073	9.894218	-1.24%	0	2004
	10.000000	10.018073	0.18%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.710361	14.418372	5.16%	950	2006
	13.422048	13.710361	2.15%	973	2005
	12.566816	13.422048	6.81%	402	2004
	10.000000	12.566816	25.67%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.328391	18.103254	18.10%	2,590	2006
	14.690284	15.328391	4.34%	2,614	2005
	13.054616	14.690284	12.53%	2,278	2004
	10.000000	13.054616	30.55%	0	2003*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.379500	11.224504	8.14%	0	2006
	10.381424	10.379500	-0.02%	0	2005
	10.000000	10.381424	3.81%	0	2004*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	12.161666	14.017589	15.26%	0	2006
	11.251474	12.161666	8.09%	0	2005
	10.000000	11.251474	12.51%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.674103	12.009026	12.51%	0	2006
	10.000000	10.674103	6.74%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.186966	10.678127	4.82%	0	2006
	10.000000	10.186966	1.87%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.913416	11.805544	8.17%	1,023	2006
	10.707611	10.913416	1.92%	1,025	2005
	10.000000	10.707611	7.08%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.924447	15.394913	3.15%	0	2006
	14.799321	14.924447	0.85%	0	2005
	13.498105	14.799321	9.64%	0	2004
	10.000000	13.498105	34.98%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.594091	13.905693	19.94%	403,162	2006
	10.000000	11.594091	15.94%	17,334	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	15.813964	17.741203	12.19%	0	2006
	14.225949	15.813964	11.16%	0	2005
	12.510308	14.225949	13.71%	0	2004
	10.000000	12.510308	25.10%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.506997	12.510678	8.72%	245	2006
	10.000000	11.506997	15.07%	245	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.194362	15.817494	11.44%	615,635	2006
	13.553780	14.194362	4.73%	30,672	2005
	12.209006	13.553780	11.01%	0	2004
	10.000000	12.209006	22.09%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.416519	4.17%	131,039	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.398680	3.99%	1,467	2006*

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.697846	6.98%	0	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.226475	2.26%	11,522	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.859225	13.939108	8.40%	0	2006
	12.815853	12.859225	0.34%	0	2005
	11.878062	12.815853	7.90%	0	2004
	10.000000	11.878062	18.78%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.400579	11.273516	8.39%	0	2006
	10.000000	10.400579	4.01%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	25.444107	33.992546	33.60%	0	2006
	19.618701	25.444107	29.69%	0	2005
	16.621951	19.618701	18.03%	0	2004
	10.000000	16.621951	66.22%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	15.192178	20.332185	33.83%	0	2006
	11.700031	15.192178	29.85%	0	2005
	10.000000	11.700031	17.00%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.365182	22.026038	34.59%	0	2006
	15.725198	16.365182	4.07%	0	2005
	12.385201	15.725198	26.97%	0	2004
	10.000000	12.385201	23.85%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	16.039936	16.189221	0.93%	0	2006
	15.191147	16.039936	5.59%	0	2005
	13.697399	15.191147	10.91%	0	2004
	10.000000	13.697399	36.97%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.240517	22.080654	14.76%	0	2006
	19.100756	19.240517	0.73%	0	2005
	16.659014	19.100756	14.66%	0	2004
	10.000000	16.659014	66.59%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.659637	20.436580	9.52%	81,222	2006
	16.998385	18.659637	9.77%	3,798	2005
	14.602274	16.998385	16.41%	0	2004
	10.000000	14.602274	46.02%	0	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.228665	21.453246	17.69%	0	2006
	16.788685	18.228665	8.58%	0	2005
	14.185775	16.788685	18.35%	0	2004
	10.000000	14.185775	41.86%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.411122	15.471278	0.39%	0	2006
	14.534694	15.411122	6.03%	0	2005
	13.788206	14.534694	5.41%	0	2004
	10.000000	13.788206	37.88%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.408458	10.447409	0.37%	0	2006
	9.812247	10.408458	6.08%	0	2005
	10.000000	9.812247	-1.88%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.098311	16.377045	8.47%	0	2006
	15.525923	15.098311	-2.75%	0	2005
	15.228629	15.525923	1.95%	0	2004
	10.000000	15.228629	52.29%	0	2003*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.519779	11.464440	8.98%	0	2006
	10.817727	10.519779	-2.75%	0	2005
	10.000000	10.817727	8.18%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.262991	10.394371	1.28%	736,523	2006
	10.140898	10.262991	1.20%	34,765	2005
	10.020956	10.140898	1.20%	180	2004
	10.000000	10.020956	0.21%	0	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.109804	11.559372	4.05%	186,381	2006
	10.973047	11.109804	1.25%	21,473	2005
	10.699211	10.973047	2.56%	1,963	2004
	10.000000	10.699211	6.99%	1,667	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.272756	13.041070	6.26%	611,710	2006
	11.984874	12.272756	2.40%	182,908	2005
	11.412415	11.984874	5.02%	30,326	2004
	10.000000	11.412415	14.12%	2,024	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.494221	14.726538	9.13%	10,615,761	2006
	13.070314	13.494221	3.24%	1,693,146	2005
	12.175914	13.070314	7.35%	211,330	2004
	10.000000	12.175914	21.76%	31,195	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.996405	16.834397	12.26%	1,255,144	2006
	14.290884	14.996405	4.94%	940,447	2005
	13.009258	14.290884	9.85%	232,619	2004
	10.000000	13.009258	30.09%	35,801	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.167042	18.517327	14.54%	623,193	2006
	15.283768	16.167042	5.78%	534,304	2005
	13.677198	15.283768	11.75%	128,828	2004
	10.000000	13.677198	36.77%	17,253	2003*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.199896	16.333481	7.46%	271,822	2006
	14.150723	15.199896	7.41%	15,665	2005
	12.532938	14.150723	12.91%	0	2004
	10.000000	12.532938	25.33%	0	2003*

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.812418	10.052363	2.45%	186,398	2006
	9.751932	9.812418	0.62%	35,343	2005
	9.870861	9.751932	-1.20%	45	2004
	10.000000	9.870861	-1.29%	0	2003*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.888733	17.443298	-2.49%	2,815	2006
	16.340956	17.888733	9.47%	984	2005
	14.874700	16.340956	9.86%	0	2004
	10.000000	14.874700	48.75%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.816951	8.17%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.670393	21.197648	19.96%	0	2006
	16.128964	17.670393	9.56%	0	2005
	13.715059	16.128964	17.60%	0	2004
	10.000000	13.715059	37.15%	0	2003*

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.528177	15.029456	19.97%	233,192	2006
	11.433814	12.528177	9.57%	15,018	2005
	10.000000	11.433814	14.34%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.774527	19.142699	7.70%	4,263	2006
	16.178697	17.774527	9.86%	2,747	2005
	14.264686	16.178697	13.42%	196	2004
	10.000000	14.264686	42.65%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.864498	17.967360	13.26%	385,411	2006
	15.572011	15.864498	1.88%	30,383	2005
	13.571043	15.572011	14.74%	1,199	2004
	10.000000	13.571043	35.71%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.731332	16.372298	11.14%	517,727	2006
	14.042516	14.731332	4.91%	24,897	2005
	13.081852	14.042516	7.34%	0	2004
	10.000000	13.081852	30.82%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.369198	11.681535	2.75%	0	2006
	11.353070	11.369198	0.14%	0	2005
	10.874234	11.353070	4.40%	0	2004
	10.000000	10.874234	8.74%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.595903	15.403590	5.53%	11,592	2006
	14.202325	14.595903	2.77%	8,491	2005
	13.592855	14.202325	4.48%	4,660	2004
	10.000000	13.592855	35.93%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.840264	14.773726	15.06%	0	2006
	11.487770	12.840264	11.77%	0	2005
	10.000000	11.487770	14.88%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.627656	22.576320	15.02%	0	2006
	17.558275	19.627656	11.79%	0	2005
	15.071262	17.558275	16.50%	0	2004
	10.000000	15.071262	50.71%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.835886	13.740526	7.05%	0	2006
	12.839669	12.835886	-0.03%	0	2005
	12.049521	12.839669	6.56%	0	2004
	10.000000	12.049521	20.50%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.471295	16.275822	12.47%	539,338	2006
	13.964102	14.471295	3.63%	30,789	2005
	13.055094	13.964102	6.96%	2,814	2004
	10.000000	13.055094	30.55%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.896219	21.233889	12.37%	80,171	2006
	17.573405	18.896219	7.53%	3,747	2005
	15.046104	17.573405	16.80%	0	2004
	10.000000	15.046104	50.46%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.766406	15.638555	13.60%	0	2006
	13.348624	13.766406	3.13%	0	2005
	12.258826	13.348624	8.89%	0	2004
	10.000000	12.258826	22.59%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.811219	19.791330	25.17%	0	2006
	14.379043	15.811219	9.96%	0	2005
	12.627350	14.379043	13.87%	0	2004
	10.000000	12.627350	26.27%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.469622	12.885158	3.33%	0	2006
	12.038057	12.469622	3.59%	0	2005
	11.695132	12.038057	2.93%	0	2004
	10.000000	11.695132	16.95%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.164508	11.962577	7.15%	3,139	2006
	10.000000	11.164508	11.65%	992	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.495418	12.204263	16.28%	3,141	2006
	10.000000	10.495418	4.95%	286	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.993010	10.187943	1.95%	802	2006
	10.000000	9.993010	-0.07%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.471001	10.627583	1.50%	550,793	2006
	10.279707	10.471001	1.86%	26,322	2005
	10.078970	10.279707	1.99%	1,055	2004
	10.000000	10.078970	0.79%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.844367	16.120023	8.59%	0	2006
	13.507234	14.844367	9.90%	0	2005
	12.520883	13.507234	7.88%	0	2004
	10.000000	12.520883	25.21%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.510331	27.673479	34.92%	0	2006
	17.924956	20.510331	14.42%	0	2005
	13.441870	17.924956	33.35%	0	2004
	10.000000	13.441870	34.42%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.032352	14.519838	11.41%	0	2006
	12.228023	13.032352	6.58%	167	2005
	11.377761	12.228023	7.47%	168	2004
	10.000000	11.377761	13.78%	0	2003*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.496532	11.536003	9.90%	0	2006
	10.201358	10.496532	2.89%	0	2005
	10.000000	10.201358	2.01%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.426934	10.458846	0.31%	1,147	2006
	10.065328	10.426934	3.59%	1,147	2005
	10.000000	10.065328	0.65%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	10.042678	10.277507	2.34%	0	2006
	9.992745	10.042678	0.50%	0	2005
	10.000000	9.992745	-0.07%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.092550	13.344867	20.30%	0	2006
	10.653226	11.092550	4.12%	0	2005
	10.000000	10.653226	6.53%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.024614	10.199614	1.75%	0	2006
	10.038165	10.024614	-0.13%	0	2005
	10.000000	10.038165	0.38%	0	2004*

Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.680851	17.348097	10.63%	3,343	2006
	15.183899	15.680851	3.27%	3,344	2005
	13.985760	15.183899	8.57%	3,038	2004
	10.000000	13.985760	39.86%	308	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.718123	15.290591	3.89%	8,058	2006
	13.838157	14.718123	6.36%	8,058	2005
	13.286364	13.838157	4.15%	3,531	2004
	10.000000	13.286364	32.86%	629	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.779275	19.108161	13.88%	4,160	2006
	15.676768	16.779275	7.03%	4,160	2005
	13.884724	15.676768	12.91%	4,160	2004
	10.000000	13.884724	38.85%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.189296	17.405833	14.59%	1,831	2006
	14.824901	15.189296	2.46%	1,831	2005
	13.608022	14.824901	8.94%	3,180	2004
	10.000000	13.608022	36.08%	3,181	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.918036	20.044400	11.87%	0	2006
	17.154343	17.918036	4.45%	0	2005
	14.707841	17.154343	16.63%	0	2004
	10.000000	14.707841	47.08%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.114823	17.295269	14.43%	556	2006
	14.763325	15.114823	2.38%	579	2005
	13.388693	14.763325	10.27%	821	2004
	10.000000	13.388693	33.89%	219	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.077820	19.645991	22.19%	0	2006
	14.511378	16.077820	10.79%	0	2005
	12.907885	14.511378	12.42%	0	2004
	10.000000	12.907885	29.08%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.400583	15.167411	22.31%	0	2006
	11.205590	12.400583	10.66%	0	2005
	10.000000	11.205590	12.06%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.152811	13.134493	17.77%	3,065	2006
	10.000000	11.152811	11.53%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.025081	13.272747	-5.36%	945	2006
	14.040497	14.025081	-0.11%	697	2005
	12.961691	14.040497	8.32%	321	2004
	10.000000	12.961691	29.62%	321	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.520786	18.010698	16.04%	3,124	2006
	15.111116	15.520786	2.71%	3,153	2005
	13.512065	15.111116	11.83%	2,567	2004
	10.000000	13.512065	35.12%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.299669	12.050982	6.65%	0	2006
	10.000000	11.299669	13.00%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.665985	10.613767	-0.49%	2,029	2006
	10.721060	10.665985	-0.51%	1,923	2005
	10.344356	10.721060	3.64%	983	2004
	10.000000	10.344356	3.44%	295	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.162532	20.355099	12.07%	528	2006
	17.290778	18.162532	5.04%	545	2005
	14.482926	17.290778	19.39%	0	2004
	10.000000	14.482926	44.83%	0	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	14.628794	16.508747	12.85%	13,625	2006
	14.300041	14.628794	2.30%	13,706	2005
	13.229679	14.300041	8.09%	3,921	2004
	10.000000	13.229679	32.30%	959	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.194185	15.019248	13.83%	0	2006
	12.936823	13.194185	1.99%	0	2005
	12.603055	12.936823	2.65%	0	2004
	10.000000	12.603055	26.03%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.418441	15.634927	1.40%	0	2006
	14.911623	15.418441	3.40%	0	2005
	13.709405	14.911623	8.77%	0	2004
	10.000000	13.709405	37.09%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.578305	16.634357	14.10%	0	2006
	14.204124	14.578305	2.63%	0	2005
	13.243124	14.204124	7.26%	0	2004
	10.000000	13.243124	32.43%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.474333	15.281941	13.42%	0	2006
	13.526220	13.474333	-0.38%	0	2005
	12.892635	13.526220	4.91%	46	2004
	10.000000	12.892635	28.93%	91	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.253497	2.53%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.206382	10.389604	1.80%	744	2006
	10.317582	10.206382	-1.08%	751	2005
	10.195062	10.317582	1.20%	0	2004
	10.000000	10.195062	1.95%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.368821	18.054937	17.48%	15,335	2006
	14.861653	15.368821	3.41%	15,586	2005
	13.640353	14.861653	8.95%	14,107	2004
	10.000000	13.640353	36.40%	11,662	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.386490	15.018540	4.39%	3,692	2006
	13.920691	14.386490	3.35%	3,774	2005
	13.781718	13.920691	1.01%	3.862	2004
	10.000000	13.781718	37.82%	611	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	19.011494	21.932626	15.37%	0	2006
	16.339193	19.011494	16.36%	0	2005
	14.721125	16.339193	10.99%	0	2004
	10.000000	14.721125	47.21%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.772696	14.740282	15.40%	939	2006
	10.981123	12.772696	16.32%	863	2005
	10.000000	10.981123	9.81%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	17.142949	18.712188	9.15%	16,039	2006
	15.003027	17.142949	14.26%	21,220	2005
	13.300678	15.003027	12.80%	12,340	2004
	10.000000	13.300678	33.01%	1,507	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.443820	10.653482	2.01%	8,020	2006
	10.463537	10.443820	-0.19%	8,027	2005
	10.252933	10.463537	2.05%	48	2004
	10.000000	10.252933	2.53%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.137717	22.172632	10.10%	12,371	2006
	17.419498	20.137717	15.60%	12,842	2005
	14.266319	17.419498	22.10%	8,181	2004
	10.000000	14.266319	42.66%	3,938	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.524206	21.050300	13.64%	3,492	2006
	18.462717	18.524206	0.33%	3,582	2005
	16.557596	18.462717	11.51%	3,925	2004
	10.000000	16.557596	65.58%	1,003	2003*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.330408	15.227511	14.23%	1,056	2006
	10.000000	13.330408	33.30%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.648948	11.430576	7.34%	0	2006
	10.000000	10.648948	6.49%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.954327	11.986381	9.42%	0	2006
	10.000000	10.954327	9.54%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.161593	12.346527	10.62%	0	2006
	10.000000	11.161593	11.62%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.063397	10.63%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.443825	16.571233	14.73%	7,752	2006
	14.256750	14.443825	1.31%	20,784	2005
	13.112843	14.256750	8.72%	14,292	2004
	10.000000	13.112843	31.13%	3,281	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.509091	21.209528	14.59%	7,480	2006
	17.372271	18.509091	6.54%	7,859	2005
	14.332287	17.372271	21.21%	4,632	2004
	10.000000	14.332287	43.32%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.629924	15.856537	25.55%	2,698	2006
	10.000000	12.629924	26.30%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.160035	20.414100	18.96%	0	2006
	15.901138	17.160035	7.92%	0	2005
	13.696109	15.901138	16.10%	0	2004
	10.000000	13.696109	36.96%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	12.370668	14.718460	18.98%	6,313	2006
	11.466910	12.370668	7.88%	6,714	2005
	10.000000	11.466910	14.67%	1,315	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.746350	10.773268	10.54%	0	2006
	10.000000	9.746350	-2.54%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.835888	14.000649	9.07%	0	2006
	12.171323	12.835888	5.46%	52	2005
	11.474432	12.171323	6.07%	1,235	2004
	10.000000	11.474432	14.74%	3,509	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.803415	16.891524	6.89%	0	2006
	14.333356	15.803415	10.26%	0	2005
	12.404395	14.333356	15.55%	0	2004
	10.000000	12.404395	24.04%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.167281	16.480789	8.66%	0	2006
	13.960361	15.167281	8.65%	0	2005
	12.133402	13.960361	15.06%	0	2004
	10.000000	12.133402	21.33%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.530106	30.998135	43.98%	0	2006
	16.658394	21.530106	29.24%	0	2005
	14.329271	16.658394	16.25%	0	2004
	10.000000	14.329271	43.29%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.665093	21.132782	44.10%	2,031	2006
	11.340105	14.665093	29.32%	0	2005
	10.000000	11.340105	13.40%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.822401	10.025895	2.07%	4,105	2006
	9.884739	9.822401	-0.63%	232	2005
	10.013601	9.884739	-1.29%	0	2004
	10.000000	10.013601	0.14%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.690268	14.389907	5.11%	12,272	2006
	13.409185	13.690268	2.10%	12,772	2005
	12.561188	13.409185	6.75%	12,113	2004
	10.000000	12.561188	25.61%	10,516	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.305948	18.067550	18.04%	6,915	2006
	14.676237	15.305948	4.29%	7,126	2005
	13.048782	14.676237	12.47%	6,390	2004
	10.000000	13.048782	30.49%	0	2003*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.370918	11.209505	8.09%	0	2006
	10.378115	10.370918	-0.07%	0	2005
	10.000000	10.378115	3.78%	0	2004*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	12.151633	13.998905	15.20%	0	2006
	11.247901	12.151633	8.03%	0	2005
	10.000000	11.247901	12.48%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.670496	11.998867	12.45%	0	2006
	10.000000	10.670496	6.70%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.183517	10.669072	4.77%	0	2006
	10.000000	10.183517	1.84%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.904403	11.789786	8.12%	0	2006
	10.704214	10.904403	1.87%	0	2005
	10.000000	10.704214	7.04%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.902574	15.364529	3.10%	0	2006
	14.785157	14.902574	0.79%	0	2005
	13.492076	14.785157	9.58%	0	2004
	10.000000	13.492076	34.92%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.590165	13.893915	19.88%	0	2006
	10.000000	11.590165	15.90%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	15.789820	17.705101	12.13%	654	2006
	14.211453	15.789820	11.11%	654	2005
	12.503945	14.211453	13.66%	885	2004
	10.000000	12.503945	25.04%	885	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.503106	12.500086	8.67%	0	2006
	10.000000	11.503106	15.03%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.175083	15.787973	11.38%	6,559	2006
	13.542257	14.175083	4.67%	6,559	2005
	12.204855	13.542257	10.96%	6,584	2004
	10.000000	12.204855	22.05%	48	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.412999	4.13%	0	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.395160	3.95%	0	2006*

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.694225	6.94%	0	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.223017	2.23%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.840388	13.911607	8.34%	405	2006
	12.803603	12.840388	0.29%	405	2005
	11.872754	12.803603	7.84%	0	2004
	10.000000	11.872754	18.73%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.397061	11.263973	8.34%	0	2006
	10.000000	10.397061	3.97%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	25.406901	33.925580	33.53%	0	2006
	19.599967	25.406901	29.63%	0	2005
	16.614545	19.599967	17.97%	0	2004
	10.000000	16.614545	66.15%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	15.179352	20.304691	33.77%	0	2006
	11.696090	15.179352	29.78%	0	2005
	10.000000	11.696090	16.96%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.341213	21.982607	34.52%	0	2006
	15.710171	16.341213	4.02%	0	2005
	12.379670	15.710171	26.90%	0	2004
	10.000000	12.379670	23.80%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	16.016489	16.157321	0.88%	0	2006
	15.176647	16.016489	5.53%	0	2005
	13.691297	15.176647	10.85%	0	2004
	10.000000	13.691297	36.91%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.212316	22.037087	14.70%	2,305	2006
	19.082471	19.212316	0.68%	1,013	2005
	16.651575	19.082471	14.60%	1,038	2004
	10.000000	16.651575	66.52%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.632321	20.396289	9.47%	4,106	2006
	16.982135	18.632321	9.72%	8,731	2005
	14.595763	16.982135	16.35%	5,772	2004
	10.000000	14.595763	45.96%	0	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.201963	21.410903	17.63%	0	2006
	16.772628	18.201963	8.52%	0	2005
	14.179440	16.772628	18.29%	0	2004
	10.000000	14.179440	41.79%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.388553	15.440764	0.34%	0	2006
	14.520792	15.388553	5.98%	0	2005
	13.782051	14.520792	5.36%	0	2004
	10.000000	13.782051	37.82%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.399656	10.433256	0.32%	4,203	2006
	9.808944	10.399656	6.02%	594	2005
	10.000000	9.808944	-1.91%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.076196	16.344742	8.41%	0	2006
	15.511083	15.076196	-2.80%	0	2005
	15.221842	15.511083	1.90%	0	2004
	10.000000	15.221842	52.22%	0	2003*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.510879	11.448908	8.92%	577	2006
	10.814081	10.510879	-2.80%	608	2005
	10.000000	10.814081	8.14%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.247946	10.373859	1.23%	12,025	2006
	10.131190	10.247946	1.15%	10,649	2005
	10.016466	10.131190	1.15%	5,718	2004
	10.000000	10.016466	0.16%	793	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.093530	11.536569	3.99%	6,024	2006
	10.962542	11.093530	1.19%	20,529	2005
	10.694430	10.962542	2.51%	16,084	2004
	10.000000	10.694430	6.94%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.254779	13.015336	6.21%	101,424	2006
	11.973403	12.254779	2.35%	94,904	2005
	11.407324	11.973403	4.96%	21,880	2004
	10.000000	11.407324	14.07%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.474435	14.697465	9.08%	172,824	2006
	13.057801	13.474435	3.19%	194,304	2005
	12.170466	13.057801	7.29%	201,207	2004
	10.000000	12.170466	21.70%	56,288	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.974431	16.801179	12.20%	160,889	2006
	14.277204	14.974431	4.88%	171,471	2005
	13.003440	14.277204	9.80%	153,986	2004
	10.000000	13.003440	30.03%	24,900	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.143361	18.480800	14.48%	47,734	2006
	15.269138	16.143361	5.73%	49,523	2005
	13.671080	15.269138	11.69%	44,360	2004
	10.000000	13.671080	36.71%	9,296	2003*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.179239	16.302970	7.40%	2,403	2006
	14.138683	15.179239	7.36%	0	2005
	12.528665	14.138683	12.85%	0	2004
	10.000000	12.528665	25.29%	0	2003*

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.797849	10.032335	2.39%	24,157	2006
	9.742408	9.797849	0.57%	24,158	2005
	9.866252	9.742408	-1.26%	27,078	2004
	10.000000	9.866252	-1.34%	0	2003*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.862538	17.408887	-2.54%	0	2006
	16.325331	17.862538	9.42%	0	2005
	14.868058	16.325331	9.80%	0	2004
	10.000000	14.868058	48.68%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.813290	8.13%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.646394	21.158085	19.90%	0	2006
	16.115262	17.646394	9.50%	0	2005
	13.710396	16.115262	17.54%	0	2004
	10.000000	13.710396	37.10%	0	2003*

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.517575	15.009110	19.90%	1,794	2006
	11.429957	12.517575	9.52%	1,794	2005
	10.000000	11.429957	14.30%	1,483	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.748516	19.104962	7.64%	458	2006
	16.163229	17.748516	9.81%	552	2005
	14.258318	16.163229	13.36%	0	2004
	10.000000	14.258318	42.58%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.709754	16.339996	11.08%	0	2006
	14.029076	14.709754	4.85%	0	2005
	13.076000	14.029076	7.29%	0	2004
	10.000000	13.076000	30.76%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.841252	17.931895	13.20%	0	2006
	15.557110	15.841252	1.83%	0	2005
	13.564975	15.557110	14.69%	0	2004
	10.000000	13.564975	35.65%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.352549	11.658490	2.69%	10,451	2006
	11.342216	11.352549	0.09%	645	2005
	10.869371	11.342216	4.35%	585	2004
	10.000000	10.869371	8.69%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.574517	15.373179	5.48%	6,503	2006
	14.188733	14.574517	2.72%	6,587	2005
	13.586785	14.188733	4.43%	5,750	2004
	10.000000	13.586785	35.87%	1,822	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.829390	14.753720	15.00%	1,193	2006
	11.483888	12.829390	11.72%	16,799	2005
	10.000000	11.483888	14.84%	9,020	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.598892	22.531760	14.96%	0	2006
	17.541465	19.598892	11.73%	0	2005
	15.064518	17.541465	16.44%	0	2004
	10.000000	15.064518	50.65%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.817079	13.713423	6.99%	1,338	2006
	12.827384	12.817079	-0.08%	1,248	2005
	12.044132	12.827384	6.50%	1,152	2004
	10.000000	12.044132	20.44%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.450104	16.243720	12.41%	4,368	2006
	13.950757	14.450104	3.58%	4,409	2005
	13.049268	13.950757	6.91%	4,290	2004
	10.000000	13.049268	30.49%	268	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.868546	21.192011	12.31%	455	2006
	17.556599	18.868546	7.47%	455	2005
	15.039396	17.556599	16.74%	0	2004
	10.000000	15.039396	50.39%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.747700	15.609361	13.54%	0	2006
	13.337274	13.747700	3.08%	0	2005
	12.254650	13.337274	8.83%	0	2004
	10.000000	12.254650	22.55%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.789756	19.754407	25.11%	0	2006
	14.366828	15.789756	9.90%	0	2005
	12.623059	14.366828	13.81%	0	2004
	10.000000	12.623059	26.23%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.452706	12.861125	3.28%	130	2006
	12.027836	12.452706	3.53%	130	2005
	11.691158	12.027836	2.88%	0	2004
	10.000000	11.691158	16.91%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.160740	11.952445	7.09%	0	2006
	10.000000	11.160740	11.61%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.491870	12.193930	16.22%	6,574	2006
	10.000000	10.491870	4.92%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.989630	10.179315	1.90%	0	2006
	10.000000	9.989630	-0.10%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.456755	10.607728	1.44%	513	2006
	10.270946	10.456755	1.81%	1,420	2005
	10.075530	10.270946	1.94%	891	2004
	10.000000	10.075530	0.76%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.821686	16.087202	8.54%	0	2006
	13.493469	14.821686	9.84%	0	2005
	12.514501	13.493469	7.82%	0	2004
	10.000000	12.514501	25.15%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.479033	27.617212	34.86%	6,846	2006
	17.906714	20.479033	14.37%	4,092	2005
	13.435027	17.906714	33.28%	3,770	2004
	10.000000	13.435027	34.35%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.016572	14.494886	11.36%	0	2006
	12.219425	13.016572	6.52%	0	2005
	11.375569	12.219425	7.42%	0	2004
	10.000000	11.375569	13.76%	0	2003*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.490516	11.523525	9.85%	0	2006
	10.200705	10.490516	2.84%	0	2005
	10.000000	10.200705	2.01%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.420970	10.447554	0.26%	0	2006
	10.064684	10.420970	3.54%	0	2005
	10.000000	10.064684	0.65%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	10.036925	10.266393	2.29%	0	2006
	9.992104	10.036925	0.45%	0	2005
	10.000000	9.992104	-0.08%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.086201	13.330431	20.24%	0	2006
	10.652545	11.086201	4.07%	0	2005
	10.000000	10.652545	6.53%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.018872	10.188586	1.69%	0	2006
	10.037520	10.018872	-0.19%	0	2005
	10.000000	10.037520	0.38%	0	2004*

Additional Contract Options Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.657871	17.313857	10.58%	6,011	2006
	15.169376	15.657871	3.22%	6,016	2005
	13.979518	15.169376	8.51%	4,482	2004
	10.000000	13.979518	39.80%	4,482	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.696550	15.260405	3.84%	2,423	2006
	13.824911	14.696550	6.30%	1,575	2005
	13.280420	13.824911	4.10%	929	2004
	10.000000	13.280420	32.80%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.754692	19.070446	13.82%	673	2006
	15.661763	16.754692	6.98%	92	2005
	13.878517	15.661763	12.85%	0	2004
	10.000000	13.878517	38.79%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.167034	17.371482	14.53%	0	2006
	14.810710	15.167034	2.41%	0	2005
	13.601946	14.810710	8.89%	0	2004
	10.000000	13.601946	36.02%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.891791	20.004835	11.81%	0	2006
	17.137935	17.891791	4.40%	0	2005
	14.701271	17.137935	16.57%	0	2004
	10.000000	14.701271	47.01%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.092690	17.261152	14.37%	0	2006
	14.749211	15.092690	2.33%	0	2005
	13.382710	14.749211	10.21%	0	2004
	10.000000	13.382710	33.83%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.054265	19.607227	22.13%	0	2006
	14.497488	16.054265	10.74%	0	2005
	12.902120	14.497488	12.37%	0	2004
	10.000000	12.902120	29.02%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.390106	15.146877	22.25%	0	2006
	11.201820	12.390106	10.61%	0	2005
	10.000000	11.201820	12.02%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.149040	13.123367	17.71%	4,583	2006
	10.000000	11.149040	11.49%	5,225	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.004540	13.246557	-5.41%	435	2006
	14.027081	14.004540	-0.16%	436	2005
	12.955910	14.027081	8.27%	0	2004
	10.000000	12.955910	29.56%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.498037	17.975152	15.98%	3,634	2006
	15.096644	15.498037	2.66%	3,764	2005
	13.506024	15.096644	11.78%	0	2004
	10.000000	13.506024	35.06%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.295864	12.040781	6.59%	290	2006
	10.000000	11.295864	12.96%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.649676	10.592145	-0.54%	372	2006
	10.710117	10.649676	-0.56%	383	2005
	10.339077	10.710117	3.59%	0	2004
	10.000000	10.339077	3.39%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.135933	20.314945	12.01%	0	2006
	17.274245	18.135933	4.99%	0	2005
	14.476466	17.274245	19.33%	0	2004
	10.000000	14.476466	44.76%	0	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	14.607347	16.476163	12.79%	9,469	2006
	14.286350	14.607347	2.25%	9,155	2005
	13.223766	14.286350	8.04%	0	2004
	10.000000	13.223766	32.24%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.174846	14.989587	13.77%	269	2006
	12.924440	13.174846	1.94%	271	2005
	12.597418	12.924440	2.60%	0	2004
	10.000000	12.597418	25.97%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.395830	15.604053	1.35%	0	2006
	14.897335	15.395830	3.35%	0	2005
	13.703275	14.897335	8.71%	0	2004
	10.000000	13.703275	37.03%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.556952	16.601546	14.05%	0	2006
	14.190535	14.556952	2.58%	0	2005
	13.237204	14.190535	7.20%	0	2004
	10.000000	13.237204	32.37%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.454576	15.251778	13.36%	0	2006
	13.513275	13.454576	-0.43%	0	2005
	12.886877	13.513275	4.86%	0	2004
	10.000000	12.886877	28.87%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.250027	2.50%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.191431	10.369103	1.74%	6,860	2006
	10.307707	10.191431	-1.13%	7,238	2005
	10.190502	10.307707	1.15%	0	2004
	10.000000	10.190502	1.91%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.346286	18.019294	17.42%	7,030	2006
	14.847432	15.346286	3.36%	7,204	2005
	13.634249	14.847432	8.90%	3,188	2004
	10.000000	13.634249	36.34%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.365402	14.988895	4.34%	9,629	2006
	13.907364	14.365402	3.29%	9,197	2005
	13.775565	13.907364	0.96%	7.84	2004
	10.000000	13.775565	37.76%	4,507	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.983665	21.889365	15.31%	0	2006
	16.323571	18.983665	16.30%	0	2005
	14.714552	16.323571	10.93%	0	2004
	10.000000	14.714552	47.15%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.761915	14.720344	15.35%	0	2006
	10.977423	12.761915	16.26%	0	2005
	10.000000	10.977423	9.77%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	17.117834	18.675265	9.10%	23,633	2006
	14.988674	17.117834	14.21%	19,319	2005
	13.294731	14.988674	12.74%	0	2004
	10.000000	13.294731	32.95%	0	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.428513	10.632447	1.96%	15,958	2006
	10.453517	10.428513	-0.24%	4,299	2005
	10.248354	10.453517	2.00%	1,214	2004
	10.000000	10.248354	2.48%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.108230	22.128891	10.05%	13,473	2006
	17.402840	20.108230	15.55%	13,217	2005
	14.259951	17.402840	22.04%	5,693	2004
	10.000000	14.259951	42.60%	4,342	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.497060	21.008749	13.58%	5,032	2006
	18.445047	18.497060	0.28%	5,056	2005
	16.550196	18.445047	11.45%	3,708	2004
	10.000000	16.550196	65.50%	0	2003*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.325902	15.214616	14.17%	0	2006
	10.000000	13.325902	33.26%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.645340	11.420894	7.29%	742	2006
	10.000000	10.645340	6.45%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.950625	11.976237	9.37%	0	2006
	10.000000	10.950625	9.51%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.157822	12.336072	10.56%	10,572	2006
	10.000000	11.157822	11.58%	10,843	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.059653	10.60%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.422662	16.538532	14.67%	30,906	2006
	14.243111	14.422662	1.26%	30,318	2005
	13.106978	14.243111	8.67%	4,949	2004
	10.000000	13.106978	31.07%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.481973	21.167670	14.53%	188	2006
	17.355641	18.481973	6.49%	188	2005
	14.325876	17.355641	21.15%	0	2004
	10.000000	14.325876	43.26%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.625657	15.843098	25.48%	0	2006
	10.000000	12.625657	26.26%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.134893	20.373817	18.90%	0	2006
	15.885923	17.134893	7.86%	0	2005
	13.689987	15.885923	16..04%	0	2004
	10.000000	13.689987	36.90%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	12.360206	14.698535	18.92%	11,334	2006
	11.463043	12.360206	7.83%	3,266	2005
	10.000000	11.463043	14.63%	1,546	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.743053	10.764143	10.48%	0	2006
	10.000000	9.743053	-2.57%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.817080	13.973015	9.02%	0	2006
	12.159675	12.817080	5.41%	0	2005
	11.469301	12.159675	6.02%	0	2004
	10.000000	11.469301	14.69%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.780255	16.858184	6.83%	0	2006
	14.319641	15.780255	10.20%	0	2005
	12.398860	14.319641	15.49%	0	2004
	10.000000	12.398860	23.99%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.146668	16.450008	8.60%	0	2006
	13.948481	15.146668	8.59%	0	2005
	12.129267	13.948481	15.00%	0	2004
	10.000000	12.129267	21.29%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.498566	30.936981	43.90%	0	2006
	16.642455	21.498566	29.18%	0	2005
	14.322870	16.642455	16.19%	0	2004
	10.000000	14.322870	43.23%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.652679	21.104157	44.03%	2,631	2006
	11.336265	14.652679	29.25%	0	2005
	10.000000	11.336265	13.36%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.808011	10.006105	2.02%	13,771	2006
	9.875283	9.808011	-0.68%	2,509	2005
	10.009117	9.875283	-1.34%	2,127	2004
	10.000000	10.009117	0.09%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.670234	14.361547	5.06%	542	2006
	13.396381	13.670234	2.04%	293	2005
	12.555586	13.396381	6.70%	293	2004
	10.000000	12.555586	25.56%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.283513	18.031896	17.98%	7,597	2006
	14.662186	15.283513	4.24%	7,644	2005
	13.042944	14.662186	12.41%	4,767	2004
	10.000000	13.042944	30.43%	0	2003*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.362347	11.194547	8.03%	0	2006
	10.374822	10.362347	-0.12%	0	2005
	10.000000	10.374822	3.75%	0	2004*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	12.141567	13.980187	15.14%	0	2006
	11.244319	12.141567	7.98%	0	2005
	10.000000	11.244319	12.44%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.666887	11.988705	12.39%	0	2006
	10.000000	10.666887	6.67%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.180079	10.660051	4.71%	0	2006
	10.000000	10.180079	1.80%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.895400	11.774065	8.06%	0	2006
	10.700815	10.895400	1.82%	0	2005
	10.000000	10.700815	7.01%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.880759	15.334216	3.05%	0	2006
	14.771022	14.880759	0.74%	0	2005
	13.486046	14.771022	9.53%	0	2004
	10.000000	13.486046	34.86%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.586254	13.882161	19.82%	18,868	2006
	10.000000	11.586254	15.86%	2,947	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	15.765674	17.669024	12.07%	0	2006
	14.196939	15.765674	11.05%	0	2005
	12.497552	14.196939	13.60%	0	2004
	10.000000	12.497552	24.98%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.499217	12.489503	8.61%	0	2006
	10.000000	11.499217	14.99%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.155819	15.758503	11.32%	24,399	2006
	13.530734	14.155819	4.62%	6,608	2005
	12.200696	13.530734	10.90%	0	2004
	10.000000	12.200696	22.01%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.409468	4.09%	1,411	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.391646	3.92%	0	2006*

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.690610	6.91%	0	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.219554	2.20%	3,827	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.821551	13.884132	8.29%	0	2006
	12.791328	12.821551	0.24%	0	2005
	11.867438	12.791328	7.79%	0	2004
	10.000000	11.867438	18.67%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.393547	11.254436	8.28%	5,197	2006
	10.000000	10.393547	3.94%	5,484	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	25.369691	33.858651	33.46%	0	2006
	19.581218	25.369691	29.56%	0	2005
	16.607127	19.581218	17.91%	0	2004
	10.000000	16.607127	66.07%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	15.166512	20.277193	33.70%	556	2006
	11.692144	15.166512	29.72%	556	2005
	10.000000	11.692144	16.92%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.317267	21.939225	34.45%	0	2006
	15.695131	16.317267	3.96%	0	2005
	12.374127	15.695131	26.84%	0	2004
	10.000000	12.374127	23.74%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	15.993016	16.125427	0.83%	740	2006
	15.162120	15.993016	5.48%	751	2005
	13.685172	15.162120	10.79%	721	2004
	10.000000	13.685172	36.85%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.184190	21.993626	14.64%	0	2006
	19.064233	19.184190	0.63%	0	2005
	16.644152	19.064233	14.54%	0	2004
	10.000000	16.644152	66.44%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.605026	20.356045	9.41%	2,563	2006
	16.965887	18.605026	9.66%	323	2005
	14.589240	16.965887	16.29%	0	2004
	10.000000	14.589240	45.89%	0	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.175308	21.368679	17.57%	0	2006
	16.756592	18.175308	8.47%	0	2005
	14.173106	16.756592	18.23%	0	2004
	10.000000	14.173106	41.73%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.365995	15.410269	0.29%	0	2006
	14.506896	15.365995	5.92%	0	2005
	13.775899	14.506896	5.31%	0	2004
	10.000000	13.775899	37.76%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.390835	10.419102	0.27%	0	2006
	9.805625	10.390835	5.97%	0	2005
	10.000000	9.805625	-1.94%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.054117	16.312488	8.36%	0	2006
	15.496259	15.054117	-2.85%	0	2005
	15.215054	15.496259	1.85%	0	2004
	10.000000	15.215054	52.15%	0	2003*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.501984	11.433403	8.87%	0	2006
	10.810426	10.501984	-2.85%	0	2005
	10.000000	10.810426	8.10%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.232910	10.353356	1.18%	16,057	2006
	10.121481	10.232910	1.10%	4,596	2005
	10.011977	10.121481	1.09%	2,271	2004
	10.000000	10.011977	0.12%	0	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.077275	11.513806	3.94%	19,791	2006
	10.952061	11.077275	1.14%	19,791	2005
	10.689651	10.952061	2.45%	0	2004
	10.000000	10.689651	6.90%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.236824	12.989664	6.15%	46,261	2006
	11.961955	12.236824	2.30%	34,529	2005
	11.402220	11.961955	4.91%	9,347	2004
	10.000000	11.402220	14.02%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.454683	14.668446	9.02%	407,745	2006
	13.045291	13.454683	3.14%	266,380	2005
	12.165025	13.045291	7.24%	47,934	2004
	10.000000	12.165025	21.65%	1,472	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.952516	16.768061	12.14%	397,891	2006
	14.263556	14.952516	4.83%	299,086	2005
	12.997638	14.263556	9.74%	125,647	2004
	10.000000	12.997638	29.98%	58,664	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.119705	18.444319	14.42%	153,435	2006
	15.254530	16.119705	5.67%	125,270	2005
	13.664970	15.254530	11.63%	59,574	2004
	10.000000	13.664970	36.65%	0	2003*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.158623	16.272540	7.35%	12,604	2006
	14.126658	15.158623	7.31%	4,342	2005
	12.524401	14.126658	12.79%	1,756	2004
	10.000000	12.524401	25.24%	0	2003*

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.783288	10.012324	2.34%	4,189	2006
	9.732884	9.783288	0.52%	0	2005
	9.861643	9.732884	-1.31%	0	2004
	10.000000	9.861643	-1.38%	0	2003*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.836384	17.374539	-2.59%	651	2006
	16.309718	17.836384	9.36%	651	2005
	14.861422	16.309718	9.75%	0	2004
	10.000000	14.861422	48.61%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.809622	8.10%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.622408	21.118567	19.84%	0	2006
	16.101549	17.622408	9.45%	0	2005
	13.705719	16.101549	17.48%	0	2004
	10.000000	13.705719	37.06%	0	2003*

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.506971	14.988756	19.84%	10,076	2006
	11.426098	12.506971	9.46%	2,249	2005
	10.000000	11.426098	14.26%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.722533	19.067285	7.59%	1,647	2006
	16.147774	17.722533	9.75%	1,141	2005
	14.251954	16.147774	13.30%	0	2004
	10.000000	14.251954	42.52%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.688209	16.307763	11.03%	16,947	2006
	14.015661	14.688209	4.80%	2,430	2005
	13.070163	14.015661	7.23%	0	2004
	10.000000	13.070163	30.70%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.818035	17.896513	13.14%	20,151	2006
	15.542219	15.818035	1.77%	9,888	2005
	13.558912	15.542219	14.63%	1,442	2004
	10.000000	13.558912	35.59%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.335904	11.635476	2.64%	4,975	2006
	11.331349	11.335904	0.04%	5,232	2005
	10.864513	11.331349	4.30%	0	2004
	10.000000	10.864513	8.65%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.553156	15.342846	5.43%	11,643	2006
	14.175158	14.553156	2.67%	11,008	2005
	13.580709	14.175158	4.38%	4,562	2004
	10.000000	13.580709	35.81%	4,562	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.818539	14.733733	14.94%	0	2006
	11.480022	12.818539	11.66%	0	2005
	10.000000	11.480022	14.80%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.570190	22.487327	14.91%	0	2006
	17.524692	19.570190	11.67%	0	2005
	15.057803	17.524692	16.38%	0	2004
	10.000000	15.057803	50.58%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.798301	13.686348	6.94%	5,128	2006
	12.815119	12.798301	-0.13%	5,770	2005
	12.038753	12.815119	6.45%	1,354	2004
	10.000000	12.038753	20.39%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.428937	16.211670	12.36%	21,027	2006
	13.937408	14.428937	3.53%	5,111	2005
	13.043437	13.937408	6.85%	1,546	2004
	10.000000	13.043437	30.43%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.840893	21.150187	12.26%	3,388	2006
	17.539795	18.840893	7.42%	317	2005
	15.032668	17.539795	16.68%	0	2004
	10.000000	15.032668	50.33%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.729004	15.580207	13.48%	0	2006
	13.325915	13.729004	3.02%	0	2005
	12.250469	13.325915	8.78%	0	2004
	10.000000	12.250469	22.50%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.768278	19.717499	25.05%	0	2006
	14.354586	15.768278	9.85%	0	2005
	12.618741	14.354586	13.76%	0	2004
	10.000000	12.618741	26.19%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.435784	12.837112	3.23%	0	2006
	12.017602	12.435784	3.48%	0	2005
	11.687170	12.017602	2.83%	0	2004
	10.000000	11.687170	16.87%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.156957	11.942312	7.04%	6,814	2006
	10.000000	11.156957	11.57%	5,694	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.488312	12.183594	16.16%	4,213	2006
	10.000000	10.488312	4.88%	4,780	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.986248	10.170690	1.85%	0	2006
	10.000000	9.986248	-0.14%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.442533	10.587907	1.39%	12,544	2006
	10.262197	10.442533	1.76%	2,860	2005
	10.072087	10.262197	1.89%	1,647	2004
	10.000000	10.072087	0.72%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.799035	16.054452	8.48%	0	2006
	13.479698	14.799035	9.79%	0	2005
	12.508112	13.479698	7.77%	0	2004
	10.000000	12.508112	25.08%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.447719	27.560951	34.79%	220	2006
	17.888439	20.447719	14.31%	220	2005
	13.428167	17.888439	33.22%	0	2004
	10.000000	13.428167	34.28%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	13.000804	14.469960	11.30%	3,182	2006
	12.210835	13.000804	6.47%	3,182	2005
	11.373375	12.210835	7.36%	0	2004
	10.000000	11.373375	13.73%	0	2003*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.484505	11.511066	9.79%	0	2006
	10.200049	10.484505	2.79%	0	2005
	10.000000	10.200049	2.00%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.414998	10.436246	0.20%	3,345	2006
	10.064037	10.414998	3.49%	3,378	2005
	10.000000	10.064037	0.64%	2,297	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	10.031173	10.255284	2.23%	0	2006
	9.991463	10.031173	0.40%	0	2005
	10.000000	9.991463	-0.09%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.079855	13.316020	20.18%	0	2006
	10.651862	11.079855	4.02%	0	2005
	10.000000	10.651862	6.52%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.013128	10.177562	1.64%	0	2006
	10.036876	10.013128	-0.24%	0	2005
	10.000000	10.036876	0.37%	0	2004*

Additional Contract Options Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.634921	17.279672	10.52%	0	2006
	15.154843	15.634921	3.17%	0	2005
	13.973260	15.154843	8.46%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.675018	15.230281	3.78%	0	2006
	13.811672	14.675018	6.25%	0	2005
	13.274481	13.811672	4.05%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.730117	19.032778	13.76%	0	2006
	15.646757	16.730117	6.92%	0	2005
	13.872301	15.646757	12.79%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.144788	17.337183	14.48%	0	2006
	14.796522	15.144788	2.35%	0	2005
	13.595858	14.796522	8.83%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.865579	19.965371	11.75%	0	2006
	17.121537	17.865579	4.35%	0	2005
	14.694707	17.121537	16.51%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.070569	17.227078	14.31%	0	2006
	14.735099	15.070569	2.28%	0	2005
	13.376738	14.735099	10.15%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.030720	19.568510	22.07%	0	2006
	14.483602	16.030720	10.68%	0	2005
	12.896357	14.483602	12.31%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.379603	15.126347	22.19%	0	2006
	11.198030	12.379603	10.55%	0	2005
	10.000000	11.198030	11.98%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.145263	13.112239	17.65%	0	2006
	10.000000	11.145263	11.45%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.984018	13.220417	-5.46%	0	2006
	14.013659	13.984018	-0.21%	0	2005
	12.950120	14.013659	8.21%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.475336	17.939684	15.92%	0	2006
	15.082206	15.475336	2.61%	0	2005
	13.499986	15.082206	11.72%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.292036	12.030559	6.54%	0	2006
	10.000000	11.292036	12.92%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.633379	10.570546	-0.59%	0	2006
	10.699178	10.633379	-0.61%	0	2005
	10.333794	10.699178	3.54%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.109345	20.274828	11.96%	0	2006
	17.257706	18.109345	4.93%	0	2005
	14.469996	17.257706	19.27%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	14.585941	16.443643	12.74%	0	2006
	14.272677	14.585941	2.19%	0	2005
	13.217847	14.272677	7.98%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.155529	14.959996	13.72%	616	2006
	12.912068	13.155529	1.89%	891	2005
	12.591796	12.912068	2.54%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.373292	15.573272	1.30%	0	2006
	14.883101	15.373292	3.29%	0	2005
	13.697160	14.883101	8.66%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.535598	16.568752	13.99%	0	2006
	14.176948	14.535598	2.53%	0	2005
	13.231281	14.176948	7.15%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.434856	15.221663	13.30%	0	2006
	13.500348	13.434856	-0.49%	0	2005
	12.881115	13.500348	4.81%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.246556	2.47%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.176471	10.348611	1.69%	0	2006
	10.297824	10.176471	-1.18%	0	2005
	10.185940	10.297824	1.10%	0	2004

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.323812	17.983758	17.36%	0	2006
	14.833235	15.323812	3.31%	0	2005
	13.628173	14.833235	8.84%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.344339	14.959285	4.29%	0	2006
	13.894056	14.344339	3.24%	0	2005
	13.769405	13.894056	0.91%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.955829	21.846147	15.25%	0	2006
	16.307938	18.955829	16.24%	0	2005
	14.707983	16.307938	10.88%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.751104	14.700399	15.29%	0	2006
	10.973711	12.751104	16.20%	0	2005
	10.000000	10.973711	9.74%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	17.092751	18.638403	9.04%	528	2006
	14.974331	17.092751	14.15%	762	2005
	13.288795	14.974331	12.68%	0	2004

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.413201	10.611436	1.90%	0	2006
	10.443492	10.413201	-0.29%	0	2005
	10.243758	10.443492	1.95%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.078761	22.085204	9.99%	459	2006
	17.386188	20.078761	15.49%	663	2005
	14.253575	17.386188	21.98%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.469952	20.967279	13.52%	0	2006
	18.427397	18.469952	0.23%	0	2005
	16.542802	18.427397	11.39%	0	2004

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.321401	15.201743	14.12%	0	2006
	10.000000	13.321401	33.21%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.641737	11.411221	7.23%	0	2006
	10.000000	10.641737	6.42%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.946916	11.966082	9.31%	0	2006
	10.000000	10.946916	9.47%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.154054	12.325627	10.50%	0	2006
	10.000000	11.154054	11.54%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.055909	10.56%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.401495	16.505853	14.61%	571	2006
	14.229461	14.401495	1.21%	825	2005
	13.101116	14.229461	8.61%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.454862	21.125864	14.47%	0	2006
	17.339029	18.454862	6.44%	0	2005
	14.319472	17.339029	21.09%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.621376	15.829675	25.42%	0	2006
	10.000000	12.621376	26.21%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.109780	20.333594	18.84%	0	2006
	15.870724	17.109780	7.81%	0	2005
	13.683872	15.870724	15.98%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	12.349740	14.678609	18.86%	472	2006
	11.459180	12.349740	7.77%	682	2005
	10.000000	11.459180	14.59%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.739759	10.755033	10.42%	0	2006
	10.000000	9.739759	-2.60%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.798270	13.945405	8.96%	0	2006
	12.148022	12.798270	5.35%	0	2005
	11.464168	12.148022	5.97%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.757146	16.824912	6.78%	0	2006
	14.305940	15.757146	10.14%	0	2005
	12.393318	14.305940	15.43%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.126077	16.419292	8.55%	0	2006
	13.936622	15.126077	8.53%	0	2005
	12.125134	13.936622	14.94%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.467056	30.875906	43.83%	0	2006
	16.626520	21.467056	29.11%	0	2005
	14.316465	16.626520	16.14%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.640276	21.075564	43.96%	0	2006
	11.332440	14.640276	29.19%	0	2005
	10.000000	11.332440	13.32%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.793625	9.986333	1.97%	0	2006
	9.865822	9.793625	-0.73%	0	2005
	10.004642	9.865822	-1.39%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.650173	14.333162	5.00%	0	2006
	13.383547	13.650173	1.99%	0	2005
	12.549972	13.383547	6.64%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.261111	17.996291	17.92%	0	2006
	14.648152	15.261111	4.18%	0	2005
	13.037116	14.648152	12.36%	0	2004

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.353773	11.179583	7.98%	0	2006
	10.371519	10.353773	-0.17%	0	2005
	10.000000	10.371519	3.72%	0	2004*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	12.131543	13.961527	15.08%	0	2006
	11.240749	12.131543	7.92%	0	2005
	10.000000	11.240749	12.41%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.663275	11.978537	12.33%	0	2006
	10.000000	10.663275	6.63%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.176631	10.651016	4.66%	0	2006
	10.000000	10.176631	1.77%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.886382	11.758333	8.01%	0	2006
	10.697402	10.886382	1.77%	0	2005
	10.000000	10.697402	6.97%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.858935	15.303930	2.99%	0	2006
	14.756874	14.858935	0.69%	0	2005
	13.480020	14.756874	9.47%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.582327	13.870380	19.75%	0	2006
	10.000000	11.582327	15.82%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	15.741576	17.633034	12.02%	0	2006
	14.182461	15.741576	10.99%	0	2005
	12.491184	14.182461	13.54%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.495327	12.478925	8.56%	0	2006
	10.000000	11.495327	14.95%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.136584	15.729072	11.27%	0	2006
	13.519222	14.136584	4.57%	0	2005
	12.196540	13.519222	10.84%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.405944	4.06%	0	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.388122	3.88%	0	2006*

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.686985	6.87%	0	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.216091	2.16%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.802753	13.856713	8.23%	0	2006
	12.779081	12.802753	0.19%	0	2005
	11.862127	12.779081	7.73%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.390020	11.244887	8.23%	0	2006
	10.000000	10.390020	3.90%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	25.332516	33.791817	33.39%	0	2006
	19.562478	25.332516	29.50%	0	2005
	16.599720	19.562478	17.85%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	15.153663	20.249698	33.63%	433	2006
	11.688190	15.153663	29.65%	626	2005
	10.000000	11.688190	16.88%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.293354	21.895923	34.39%	0	2006
	15.680111	16.293354	3.91%	0	2005
	12.368587	15.680111	26.77%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	15.969547	16.093557	0.78%	0	2006
	15.147588	15.969547	5.43%	0	2005
	13.679047	15.147588	10.74%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.156088	21.950219	14.59%	0	2006
	19.046007	19.156088	0.58%	0	2005
	16.636732	19.046007	14.48%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.577749	20.315831	9.36%	317	2006
	16.949645	18.577749	9.61%	457	2005
	14.582719	16.949645	16.23%	0	2004

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.148670	21.326502	17.51%	0	2006
	16.740547	18.148670	8.41%	0	2005
	14.166766	16.740547	18.17%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.343475	15.379844	0.24%	0	2006
	14.493011	15.343475	5.87%	0	2005
	13.769745	14.493011	5.25%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.382040	10.404979	0.22%	0	2006
	9.802313	10.382040	5.91%	0	2005
	10.000000	9.802313	-1.98%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.032040	16.280274	8.30%	0	2006
	15.481415	15.032040	-2.90%	0	2005
	15.208252	15.481415	1.80%	0	2004

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.493088	11.417896	8.81%	0	2006
	10.806780	10.493088	-2.90%	0	2005
	10.000000	10.806780	8.07%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.217896	10.332904	1.13%	0	2006
	10.111774	10.217896	1.05%	0	2005
	10.007485	10.111774	1.04%	0	2004

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.061038	11.491072	3.89%	2,752	2006
	10.941575	11.061038	1.09%	2,921	2005
	10.684865	10.941575	2.40%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.218869	12.963992	6.10%	2,180	2006
	11.950488	12.218869	2.25%	2,293	2005
	11.397119	11.950488	4.86%	2,293	2004

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.434960	14.639493	8.97%	27,194	2006
	13.032810	13.434960	3.09%	30,971	2005
	12.159586	13.032810	7.18%	4,327	2004

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.930572	16.734925	12.08%	22,876	2006
	14.249883	14.930572	4.78%	25,489	2005
	12.991820	14.249883	9.68%	6,675	2004

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.096090	18.407926	14.36%	0	2006
	15.239947	16.096090	5.62%	20,397	2005
	13.658870	15.239947	11.58%	0	2004

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.137999	16.242139	7.29%	0	2006
	14.114632	15.137999	7.25%	0	2005
	12.520133	14.114632	12.74%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.768744	9.992347	2.29%	0	2006
	9.723367	9.768744	0.47%	0	2005
	9.857035	9.723367	-1.36%	0	2004

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.810240	17.340243	-2.64%	0	2006
	16.294110	17.810240	9.30%	0	2005
	14.854786	16.294110	9.69%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.805966	8.06%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.598462	21.079128	19.78%	0	2006
	16.087846	17.598462	9.39%	0	2005
	13.701048	16.087846	17.42%	0	2004

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.496392	14.968461	19.78%	0	2006
	11.422247	12.496392	9.40%	0	2005
	10.000000	11.422247	14.22%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.696534	19.029607	7.53%	0	2006
	16.132305	17.696534	9.70%	0	2005
	14.245585	16.132305	13.24%	0	2004

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.666668	16.275551	10.97%	0	2006
	14.002235	14.666668	4.75%	0	2005
	13.064320	14.002235	7.18%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.794855	17.861184	13.08%	0	2006
	15.527344	15.794855	1.72%	0	2005
	13.552853	15.527344	14.57%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.319271	11.612491	2.59%	0	2006
	11.320492	11.319271	-0.01%	0	2005
	10.859641	11.320492	4.24%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.531833	15.312557	5.37%	0	2006
	14.161597	14.531833	2.61%	0	2005
	13.574651	14.161597	4.32%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.807689	14.713762	14.88%	472	2006
	11.476139	12.807689	11.60%	682	2005
	10.000000	11.476139	14.76%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.541505	22.442928	14.85%	0	2006
	17.507912	19.541505	11.62%	0	2005
	15.051058	17.507912	16.32%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.779535	13.659323	6.88%	0	2006
	12.802848	12.779535	-0.18%	0	2005
	12.033375	12.802848	6.39%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.407783	16.179663	12.30%	0	2006
	13.924063	14.407783	3.47%	0	2005
	13.037602	13.924063	6.80%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.813314	21.108468	12.20%	0	2006
	17.523041	18.813314	7.36%	0	2005
	15.025969	17.523041	16.62%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.710342	15.551102	13.43%	0	2006
	13.314578	13.710342	2.97%	0	2005
	12.246297	13.314578	8.72%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.746846	19.680679	24.98%	0	2006
	14.342384	15.746846	9.79%	0	2005
	12.614446	14.342384	13.70%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.418857	12.813104	3.17%	0	2006
	12.007364	12.418857	3.43%	0	2005
	11.683193	12.007364	2.77%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.153183	11.932198	6.98%	0	2006
	10.000000	11.153183	11.53%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.484765	12.173269	16.10%	0	2006
	10.000000	10.484765	4.85%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.982867	10.162067	1.80%	0	2006
	10.000000	9.982867	-0.17%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.428329	10.568123	1.34%	0	2006
	10.253466	10.428329	1.71%	0	2005
	10.068654	10.253466	1.84%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.776404	16.021737	8.43%	0	2006
	13.465936	14.776404	9.73%	0	2005
	12.501729	13.465936	7.71%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.416470	27.504842	34.72%	0	2006
	17.870195	20.416470	14.25%	0	2005
	13.421322	17.870195	33.15%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.985041	14.445050	11.24%	0	2006
	12.202251	12.985041	6.42%	0	2005
	11.371187	12.202251	7.31%	0	2004

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.478490	11.498600	9.74%	0	2006
	10.199393	10.478490	2.74%	0	2005
	10.000000	10.199393	1.99%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.409029	10.424942	0.15%	0	2006
	10.063389	10.409029	3.43%	0	2005
	10.000000	10.063389	0.63%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	10.025419	10.244182	2.18%	0	2006
	9.990822	10.025419	0.35%	0	2005
	10.000000	9.990822	-0.09%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.073498	13.301600	20.12%	0	2006
	10.651178	11.073498	3.97%	0	2005
	10.000000	10.651178	6.51%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.007386	10.166544	1.59%	0	2006
	10.036232	10.007386	-0.29%	0	2005
	10.000000	10.036232	0.36%	0	2004*

Additional Contract Options Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.611970	17.245517	10.46%	393	2006
	15.140320	15.611970	3.12%	0	2005
	13.967012	15.140320	8.40%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.653471	15.200171	3.73%	0	2006
	13.798435	14.653471	6.20%	0	2005
	13.268546	13.798435	3.99%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.705583	18.995186	13.71%	0	2006
	15.631772	16.705583	6.87%	0	2005
	13.866108	15.631772	12.73%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.122568	17.302913	14.42%	0	2006
	14.782348	15.122568	2.30%	0	2005
	13.589780	14.782348	8.78%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.839372	19.925923	11.70%	0	2006
	17.105145	17.839372	4.29%	0	2005
	14.688140	17.105145	16.46%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.048456	17.193049	14.25%	0	2006
	14.720985	15.048456	2.22%	0	2005
	13.370750	14.720985	10.10%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.007234	19.529872	22.01%	0	2006
	14.469742	16.007234	10.63%	0	2005
	12.890586	14.469742	12.25%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.369105	15.105801	22.13%	0	2006
	11.194239	12.369105	10.50%	0	2005
	10.000000	11.194239	11.94%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.141491	13.101121	17.59%	401	2006
	10.000000	11.141491	11.41%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.963502	13.194277	-5.51%	0	2006
	14.000226	13.963502	-0.26%	0	2005
	12.944322	14.000226	8.16%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.452630	17.904242	15.87%	0	2006
	15.067753	15.452630	2.55%	0	2005
	13.493949	15.067753	11.66%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.288221	12.020367	6.49%	0	2006
	10.000000	11.288221	12.88%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.617105	10.548990	-0.64%	41	2006
	10.688249	10.617105	-0.67%	43	2005
	10.328516	10.688249	3.48%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.082798	20.234801	11.90%	0	2006
	17.241182	18.082798	4.88%	46	2005
	14.463524	17.241182	19.20%	97	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	14.564544	16.411152	12.68%	9,312	2006
	14.259003	14.564544	2.14%	10,499	2005
	13.211949	14.259003	7.93%	1,147	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.136216	14.930425	13.66%	0	2006
	12.899690	13.136216	1.83%	0	2005
	12.586152	12.899690	2.49%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.350735	15.542493	1.25%	0	2006
	14.868836	15.350735	3.24%	0	2005
	13.691033	14.868836	8.60%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.514297	16.536033	13.93%	0	2006
	14.163375	14.514297	2.48%	0	2005
	13.225371	14.163375	7.09%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.415167	15.191610	13.24%	0	2006
	13.487425	13.415167	-0.54%	0	2005
	12.875363	13.487425	4.75%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.243079	2.43%	93	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.161522	10.328144	1.64%	0	2006
	10.287941	10.161522	-1.23%	0	2005
	10.181373	10.287941	1.05%	0	2004

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.301338	17.948222	17.30%	1,470	2006
	14.819023	15.301338	3.25%	1,470	2005
	13.622069	14.819023	8.79%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.323296	14.929730	4.23%	0	2006
	13.880736	14.323296	3.19%	359	2005
	13.763249	13.880736	0.85%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.928040	21.803009	15.19%	0	2006
	16.292325	18.928040	16.18%	0	2005
	14.701409	16.292325	10.82%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.740304	14.680445	15.23%	514	2006
	10.970005	12.740304	16.14%	0	2005
	10.000000	10.970005	9.70%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	17.067705	18.601610	8.99%	12,415	2006
	14.959993	17.067705	14.09%	10,793	2005
	13.282857	14.959993	12.63%	7,615	2004

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.397935	10.590479	1.85%	106,877	2006
	10.433491	10.397935	-0.34%	2,545	2005
	10.239169	10.433491	1.90%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.049309	22.041575	9.94%	6,656	2006
	17.369523	20.049309	15.43%	5,013	2005
	14.247191	17.369523	21.92%	1,011	2004

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.442873	20.925880	13.46%	0	2006
	18.409756	18.442873	0.18%	0	2005
	16.535416	18.409756	11.34%	0	2004

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.316891	15.188855	14.06%	6,016	2006
	10.000000	13.316891	33.17%	5,802	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.638142	11.401552	7.18%	12,912	2006
	10.000000	10.638142	6.38%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.943211	11.955939	9.25%	9,658	2006
	10.000000	10.943211	9.43%	922	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.150275	12.315172	10.45%	0	2006
	10.000000	11.150275	11.50%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.052167	10.52%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.380383	16.473253	14.55%	18,950	2006
	14.215839	14.380383	1.16%	18,021	2005
	13.095257	14.215839	8.56%	10,131	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.427835	21.084166	14.41%	59	2006
	17.322439	18.427835	6.38%	91	2005
	14.313081	17.322439	21.03%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.617120	15.816268	25.36%	3,654	2006
	10.000000	12.617120	26.17%	3,659	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.084693	20.293444	18.78%	0	2006
	15.855521	17.084693	7.75%	0	2005
	13.677756	15.855521	15.92%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	12.339275	14.658705	18.80%	29,315	2006
	11.455300	12.339275	7.72%	2,714	2005
	10.000000	11.455300	14.55%	1,451	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.736453	10.745897	10.37%	0	2006
	10.000000	9.736453	-2.64%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.779504	13.917871	8.91%	0	2006
	12.136389	12.779504	5.30%	0	2005
	11.459039	12.136389	5.91%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.734038	16.791689	6.72%	0	2006
	14.292242	15.734038	10.09%	0	2005
	12.387775	14.292242	15.37%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.105508	16.388614	8.49%	0	2006
	13.924752	15.105508	8.48%	0	2005
	12.121002	13.924752	14.88%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.435594	30.814951	43.76%	0	2006
	16.610606	21.435594	29.05%	0	2005
	14.310066	16.610606	16.08%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.627892	21.047008	43.88%	13,102	2006
	11.328611	14.627892	29.12%	0	2005
	10.000000	11.328611	13.29%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.779236	9.966578	1.92%	128,685	2006
	9.856350	9.779236	-0.78%	0	2005
	10.000161	9.856350	-1.44%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.630148	14.304834	4.95%	0	2006
	13.370721	13.630148	1.94%	0	2005
	12.544352	13.370721	6.59%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.238732	17.960754	17.86%	3,052	2006
	14.634123	15.238732	4.13%	1,956	2005
	13.031295	14.634123	12.30%	0	2004

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.345196	11.164634	7.92%	0	2006
	10.368216	10.345196	-0.22%	0	2005
	10.000000	10.368216	3.68%	0	2004*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	12.121507	13.942882	15.03%	337	2006
	11.237173	12.121507	7.87%	338	2005
	10.000000	11.237173	12.37%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.659661	11.968386	12.28%	0	2006
	10.000000	10.659661	6.60%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.173182	10.641979	4.61%	0	2006
	10.000000	10.173182	1.73%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.877363	11.742590	7.95%	2,732	2006
	10.694003	10.877363	1.71%	2,738	2005
	10.000000	10.694003	6.94%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.837159	15.273712	2.94%	0	2006
	14.742745	14.837159	0.64%	0	2005
	13.473997	14.742745	9.42%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.578406	13.858624	19.69%	63,141	2006
	10.000000	11.578406	15.78%	1,653	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	15.717498	17.597090	11.96%	0	2006
	14.167975	15.717498	10.94%	0	2005
	12.484801	14.167975	13.48%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.491443	12.468336	8.50%	0	2006
	10.000000	11.491443	14.91%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.117328	15.699644	11.21%	93,676	2006
	13.507699	14.117328	4.51%	3,055	2005
	12.192378	13.507699	10.79%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.402421	4.02%	0	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.384612	3.85%	0	2006*

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.683364	6.83%	0	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.212629	2.13%	2,592	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.783973	13.829343	8.18%	0	2006
	12.766844	12.783973	0.13%	0	2005
	11.856822	12.766844	7.68%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.386510	11.235365	8.17%	0	2006
	10.000000	10.386510	3.87%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	25.295383	33.725100	33.33%	0	2006
	19.543748	25.295383	29.43%	0	2005
	16.592292	19.543748	17.79%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	15.140838	20.222258	33.56%	2,318	2006
	11.684242	15.140838	29.58%	1,939	2005
	10.000000	11.684242	16.84%	73	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.269459	21.852686	34.32%	0	2006
	15.665101	16.269459	3.86%	0	2005
	12.363062	15.665101	26.71%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	15.946162	16.061803	0.73%	3,369	2006
	15.133108	15.946162	5.37%	3,369	2005
	13.672946	15.133108	10.68%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.128017	21.906881	14.53%	0	2006
	19.027779	19.128017	0.53%	0	2005
	16.629294	19.027779	14.42%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.550515	20.275718	9.30%	12,536	2006
	16.933419	18.550515	9.55%	806	2005
	14.576196	16.933419	16.17%	487	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.122046	21.284359	17.45%	0	2006
	16.724509	18.122046	8.36%	0	2005
	14.160433	16.724509	18.11%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.320972	15.349465	0.19%	0	2006
	14.479133	15.320972	5.81%	0	2005
	13.763583	14.479133	5.20%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.373238	10.390853	0.17%	0	2006
	9.798994	10.373238	5.86%	0	2005
	10.000000	9.798994	-2.01%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.009998	16.248108	8.25%	0	2006
	15.466606	15.009998	-2.95%	0	2005
	15.201470	15.466606	1.74%	0	2004

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.484198	11.402406	8.76%	0	2006
	10.803128	10.484198	-2.95%	0	2005
	10.000000	10.803128	8.03%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.202901	10.312477	1.07%	111,593	2006
	10.102083	10.202901	1.00%	3,431	2005
	10.003007	10.102083	0.99%	0	2004

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.044797	11.468347	3.83%	6,700	2006
	10.931075	11.044797	1.04%	0	2005
	10.680075	10.931075	2.35%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.200939	12.938375	6.04%	78,321	2006
	11.939034	12.200939	2.19%	38,533	2005
	11.392020	11.939034	4.80%	5.658	2004

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.415265	14.610575	8.91%	1,311,335	2006
	13.020330	13.415265	3.03%	248,649	2005
	12.154146	13.020330	7.13%	30,566	2004

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.908678	16.701878	12.03%	172,007	2006
	14.236242	14.908678	4.72%	109,416	2005
	12.986017	14.236242	9.63%	5,179	2004

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.072489	18.371568	14.30%	83,219	2006
	15.225350	16.072489	5.56%	73,779	2005
	13.652762	15.225350	11.52%	256	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.117391	16.211757	7.24%	41,867	2006
	14.102601	15.117391	7.20%	1,307	2005
	12.515857	14.102601	12.68%	0	2004

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.754214	9.972402	2.24%	29,122	2006
	9.713854	9.754214	0.42%	3,056	2005
	9.852427	9.713854	-1.41%	334	2004

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.784111	17.305972	-2.69%	0	2006
	16.278496	17.784111	9.25%	0	2005
	14.848149	16.278496	9.63%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.802306	8.02%	98	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.574518	21.039744	19.72%	0	2006
	16.074152	17.574518	9.33%	0	2005
	13.696378	16.074152	17.36%	0	2004

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.485805	14.948158	19.72%	36,561	2006
	11.418380	12.485805	9.35%	1,355	2005
	10.000000	11.418380	14.18%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.670599	18.992036	7.48%	230	2006
	16.116870	17.670599	9.64%	1,311	2005
	14.239224	16.116870	13.19%	1,021	2004

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.645159	16.243400	10.91%	79,574	2006
	13.988830	14.645159	4.69%	2,209	2005
	13.058479	13.988830	7.12%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.771695	17.825916	13.02%	67,960	2006
	15.512473	15.771695	1.67%	9,295	2005
	13.546787	15.512473	14.51%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.302647	11.589519	2.54%	0	2006
	11.309640	11.302647	-0.06%	0	2005
	10.854785	11.309640	4.19%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.510512	15.282295	5.32%	7,518	2006
	14.148029	14.510512	2.56%	5,261	2005
	13.568575	14.148029	4.27%	842	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.796845	14.693804	14.82%	0	2006
	11.472268	12.796845	11.55%	0	2005
	10.000000	11.472268	14.72%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.512863	22.398614	14.79%	0	2006
	17.491164	19.512863	11.56%	0	2005
	15.044342	17.491164	16.26%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.760792	13.632342	6.83%	8,548	2006
	12.790585	12.760792	-0.23%	8,548	2005
	12.027994	12.790585	6.34%	8,548	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.386668	16.147721	12.24%	89,528	2006
	13.910733	14.386668	3.42%	10,213	2005
	13.031782	13.910733	6.74%	7,971	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.785740	21.066785	12.14%	12,690	2006
	17.506257	18.785740	7.31%	380	2005
	15.019254	17.506257	16.56%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.691687	15.522027	13.37%	0	2006
	13.303242	13.691687	2.92%	0	2005
	12.242120	13.303242	8.67%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.725403	19.643879	24.92%	0	2006
	14.330153	15.725403	9.74%	0	2005
	12.610138	14.330153	13.64%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.401960	12.789150	3.12%	0	2006
	11.997140	12.401960	3.37%	0	2005
	11.679205	11.997140	2.72%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.149416	11.922076	6.93%	311	2006
	10.000000	11.149416	11.49%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.481218	12.162964	16.05%	86	2006
	10.000000	10.481218	4.81%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.979484	10.153446	1.74%	0	2006
	10.000000	9.979484	-0.21%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.414131	10.548345	1.29%	93,060	2006
	10.244725	10.414131	1.65%	12,192	2005
	10.065212	10.244725	1.78%	10,208	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.753788	15.989055	8.37%	0	2006
	13.452188	14.753788	9.68%	0	2005
	12.495350	13.452188	7.66%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.385267	27.448822	34.65%	3,920	2006
	17.851966	20.385267	14.19%	3,961	2005
	13.414471	17.851966	33.08%	48	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.969307	14.420201	11.19%	0	2006
	12.193670	12.969307	6.36%	0	2005
	11.368998	12.193670	7.25%	0	2004

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.472488	11.486151	9.68%	0	2006
	10.198741	10.472488	2.68%	0	2005
	10.000000	10.198741	1.99%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.403068	10.413667	0.10%	6,067	2006
	10.062746	10.403068	3.38%	6,068	2005
	10.000000	10.062746	0.63%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	10.019666	10.233089	2.13%	0	2006
	9.990179	10.019666	0.30%	0	2005
	10.000000	9.990179	-0.10%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.067143	13.287197	20.06%	0	2006
	10.650494	11.067143	3.91%	0	2005
	10.000000	10.650494	6.50%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	10.001643	10.155535	1.54%	0	2006
	10.035587	10.001643	-0.34%	0	2005
	10.000000	10.035587	0.36%	0	2004*

Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.589066	17.211437	10.41%	2,462	2006
	15.125803	15.589066	3.06%	2,704	2005
	13.960755	15.125803	8.35%	3,430	2004
	10.000000	13.960755	39.61%	3,153	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.631974	15.170132	3.68%	579	2006
	13.785215	14.631974	6.14%	595	2005
	13.262608	13.785215	3.94%	604	2004
	10.000000	13.262608	32.63%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.681086	18.957656	13.65%	0	2006
	15.616805	16.681086	6.81%	0	2005
	13.859914	15.616805	12.68%	0	2004
	10.000000	13.859914	38.60%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.100376	17.268719	14.36%	0	2006
	14.768184	15.100376	2.25%	0	2005
	13.583697	14.768184	8.72%	0	2004
	10.000000	13.583697	35.84%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.813215	19.886557	11.64%	0	2006
	17.088763	17.813215	4.24%	0	2005
	14.681572	17.088763	16.40%	0	2004
	10.000000	14.681572	46.82%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.026376	17.159051	14.19%	0	2006
	14.706867	15.026376	2.17%	0	2005
	13.364767	14.706867	10.04%	0	2004
	10.000000	13.364767	33.65%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	15.983698	19.491226	21.94%	0	2006
	14.455842	15.983698	10.57%	0	2005
	12.884802	14.455842	12.19%	0	2004
	10.000000	12.884802	28.85%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.358625	15.085329	22.06%	0	2006
	11.190461	12.358625	10.44%	0	2005
	10.000000	11.190461	11.90%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.137716	13.090018	17.53%	0	2006
	10.000000	11.137716	11.38%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.943008	13.168196	-5.56%	0	2006
	13.986805	13.943008	-0.31%	0	2005
	12.938529	13.986805	8.10%	0	2004
	10.000000	12.938529	29.39%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.429951	17.868853	15.81%	255	2006
	15.053310	15.429951	2.50%	0	2005
	13.487906	15.053310	11.61%	0	2004
	10.000000	13.487906	34.88%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.284397	12.010166	6.43%	0	2006
	10.000000	11.284397	12.84%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.600839	10.527461	-0.69%	0	2006
	10.677319	10.600839	-0.72%	0	2005
	10.323232	10.677319	3.43%	0	2004
	10.000000	10.323232	3.23%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.056269	20.194818	11.84%	0	2006
	17.224664	18.056269	4.83%	0	2005
	14.457054	17.224664	19.14%	0	2004
	10.000000	14.457054	44.57%	0	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	14.543176	16.378714	12.62%	0	2006
	14.245346	14.543176	2.09%	0	2005
	13.206031	14.245346	7.87%	988	2004
	10.000000	13.206031	32.06%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.116943	14.900926	13.60%	0	2006
	12.887330	13.116943	1.78%	0	2005
	12.580524	12.887330	2.44%	0	2004
	10.000000	12.580524	25.81%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.328203	15.511765	1.20%	0	2006
	14.854584	15.328203	3.19%	0	2005
	13.684904	14.854584	8.55%	0	2004
	10.000000	13.684904	36.85%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.492978	16.503341	13.87%	0	2006
	14.149785	14.492978	2.43%	0	2005
	13.219446	14.149785	7.04%	0	2004
	10.000000	13.219446	32.19%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.395459	15.161558	13.18%	0	2006
	13.474483	13.395459	-0.59%	0	2005
	12.869591	13.474483	4.70%	0	2004
	10.000000	12.869591	28.70%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	11.048415	10.48%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.146617	10.307744	1.59%	0	2006
	10.278083	10.146617	-1.28%	0	2005
	10.176817	10.278083	1.00%	0	2004
	10.000000	10.176817	1.77%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.278856	17.912718	17.24%	0	2006
	14.804807	15.278856	3.20%	0	2005
	13.615971	14.804807	8.73%	0	2004
	10.000000	13.615971	36.16%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.302283	14.900231	4.18%	0	2006
	13.867441	14.302283	3.14%	0	2005
	13.757097	13.867441	0.80%	1,013	2004
	10.000000	13.757097	37.57%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.900290	21.759941	15.13%	0	2006
	16.276733	18.900290	16.12%	0	2005
	14.694842	16.276733	10.76%	0	2004
	10.000000	14.694842	46.95%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.729500	14.660525	15.17%	0	2006
	10.966288	12.729500	16.08%	0	2005
	10.000000	10.966288	9.66%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	17.042648	18.564834	8.93%	229	2006
	14.945652	17.042648	14.03%	0	2005
	13.276904	14.945652	12.57%	487	2004
	10.000000	13.276904	32.77%	0	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.382638	10.569510	1.80%	0	2006
	10.423463	10.382638	-0.39%	0	2005
	10.234577	10.423463	1.85%	0	2004
	10.000000	10.234577	2.35%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.019919	21.998042	9.88%	191	2006
	17.352899	20.019919	15.37%	0	2005
	14.240827	17.352899	21.85%	447	2004
	10.000000	14.240827	42.41%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.415809	20.884511	13.41%	2,069	2006
	18.392126	18.415809	0.13%	2,272	2005
	16.528025	18.392126	11.28%	2,484	2004
	10.000000	16.528025	65.28%	2,649	2003*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.312384	15.175959	14.00%	0	2006
	10.000000	13.312384	33.12%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.634532	11.391876	7.12%	0	2006
	10.000000	10.634532	6.35%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.939506	11.945798	9.20%	0	2006
	10.000000	10.939506	9.40%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.146499	12.304728	10.39%	0	2006
	10.000000	11.146499	11.46%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	10.239603	2.40%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.359300	16.440717	14.50%	0	2006
	14.202226	14.359300	1.11%	0	2005
	13.089401	14.202226	8.50%	0	2004
	10.000000	13.089401	30.89%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.400805	21.042514	14.36%	0	2006
	17.305842	18.400805	6.33%	0	2005
	14.306677	17.305842	20.96%	0	2004
	10.000000	14.306677	43.07%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.612849	15.802849	25.29%	0	2006
	10.000000	12.612849	26.13%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.059617	20.253335	18.72%	0	2006
	15.840330	17.059617	7.70%	0	2005
	13.671628	15.840330	15.86%	0	2004
	10.000000	13.671628	36.72%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	12.328820	14.638823	18.74%	0	2006
	11.451436	12.328820	7.66%	0	2005
	10.000000	11.451436	14.51%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.733150	10.736780	10.31%	0	2006
	10.000000	9.733150	-2.67%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.760732	13.890340	8.85%	0	2006
	12.124747	12.760732	5.25%	0	2005
	11.453904	12.124747	5.86%	0	2004
	10.000000	11.453904	14.54%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.710899	16.758438	6.67%	0	2006
	14.278499	15.710899	10.03%	0	2005
	12.382203	14.278499	15.31%	0	2004
	10.000000	12.382203	23.82%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.084946	16.357948	8.44%	0	2006
	13.912886	15.084946	8.42%	0	2005
	12.116869	13.912886	14.82%	0	2004
	10.000000	12.116869	21.17%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.404153	30.754088	43.68%	0	2006
	16.594691	21.404153	28.98%	0	2005
	14.303663	16.594691	16.02%	0	2004
	10.000000	14.303663	43.04%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.615497	21.018464	43.81%	240	2006
	11.324784	14.615497	29.06%	0	2005
	10.000000	11.324784	13.25%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.764882	9.946883	1.86%	0	2006
	9.846906	9.764882	-0.83%	0	2005
	9.995678	9.846906	-1.49%	0	2004
	10.000000	9.995678	-0.04%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.610137	14.276544	4.90%	0	2006
	13.357900	13.610137	1.89%	0	2005
	12.538735	13.357900	6.53%	0	2004
	10.000000	12.538735	25.39%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.216368	17.925254	17.80%	0	2006
	14.620099	15.216368	4.08%	0	2005
	13.025451	14.620099	12.24%	0	2004
	10.000000	13.025451	30.25%	0	2003*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.336639	11.149716	7.87%	0	2006
	10.364916	10.336639	-0.27%	0	2005
	10.000000	10.364916	3.65%	0	2004*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	12.111473	13.924226	14.97%	0	2006
	11.233591	12.111473	7.81%	0	2005
	10.000000	11.233591	12.34%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.656057	11.958240	12.22%	0	2006
	10.000000	10.656057	6.56%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.169729	10.632950	4.55%	0	2006
	10.000000	10.169729	1.70%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.868357	11.726895	7.90%	0	2006
	10.690589	10.868357	1.66%	0	2005
	10.000000	10.690589	6.91%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.815381	15.243514	2.89%	0	2006
	14.728616	14.815381	0.59%	0	2005
	13.467966	14.728616	9.36%	0	2004
	10.000000	13.467966	34.68%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.574497	13.846886	19.63%	0	2006
	10.000000	11.574497	15.74%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	15.693430	17.561171	11.90%	0	2006
	14.153500	15.693430	10.88%	0	2005
	12.478426	14.153500	13.42%	0	2004
	10.000000	12.478426	24.78%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.487543	12.457761	8.45%	0	2006
	10.000000	11.487543	14.88%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.098104	15.670271	11.15%	0	2006
	13.496185	14.098104	4.46%	0	2005
	12.188212	13.496185	10.73%	0	2004
	10.000000	12.188212	21.88%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.398894	3.99%	0	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.381087	3.81%	0	2006*

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.679747	6.80%	0	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.209164	2.09%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.765207	13.802009	8.12%	0	2006
	12.754602	12.765207	0.08%	0	2005
	11.851518	12.754602	7.62%	0	2004
	10.000000	11.851518	18.52%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.382986	11.225838	8.12%	0	2006
	10.000000	10.382986	3.83%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	25.258281	33.658481	33.26%	0	2006
	19.525024	25.258281	29.36%	0	2005
	16.584878	19.525024	17.73%	0	2004
	10.000000	16.584878	65.85%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	15.128016	20.194833	33.49%	0	2006
	11.680295	15.128016	29.52%	0	2005
	10.000000	11.680295	16.80%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.245578	21.809493	34.25%	0	2006
	15.650079	16.245578	3.81%	0	2005
	12.357521	15.650079	26.64%	0	2004
	10.000000	12.357521	23.58%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	15.922746	16.030021	0.67%	0	2006
	15.118582	15.922746	5.32%	0	2005
	13.666814	15.118582	10.62%	0	2004
	10.000000	13.666814	36.67%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.099944	21.863580	14.47%	0	2006
	19.009541	19.099944	0.48%	0	2005
	16.621856	19.009541	14.36%	200	2004
	10.000000	16.621856	66.22%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.523315	20.235659	9.24%	0	2006
	16.917200	18.523315	9.49%	0	2005
	14.569685	16.917200	16.11%	225	2004
	10.000000	14.569685	45.70%	0	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.095448	21.242294	17.39%	0	2006
	16.708483	18.095448	8.30%	0	2005
	14.154096	16.708483	18.05%	0	2004
	10.000000	14.154096	41.54%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.298461	15.319101	0.13%	0	2006
	14.465240	15.298461	5.76%	0	2005
	13.757420	14.465240	5.15%	0	2004
	10.000000	13.757420	37.57%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.364450	10.376759	0.12%	0	2006
	9.795682	10.364450	5.81%	0	2005
	10.000000	9.795682	-2.04%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	14.987967	16.215990	8.19%	0	2006
	15.451782	14.987967	-3.00%	0	2005
	15.194664	15.451782	1.69%	0	2004
	10.000000	15.194664	51.95%	0	2003*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.475317	11.386935	8.70%	0	2006
	10.799472	10.475317	-3.00%	0	2005
	10.000000	10.799472	7.99%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.187930	10.292093	1.02%	0	2006
	10.092398	10.187930	0.95%	0	2005
	9.998525	10.092398	0.94%	0	2004
	10.000000	9.998525	-0.01%	0	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.028581	11.445670	3.78%	0	2006
	10.920596	11.028581	0.99%	0	2005
	10.675292	10.920596	2.30%	0	2004
	10.000000	10.675292	6.75%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.183035	12.912800	5.99%	9,384	2006
	11.927596	12.183035	2.14%	17,045	2005
	11.386917	11.927596	4.75%	17,182	2004
	10.000000	11.386917	13.87%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.395569	14.581696	8.85%	71,512	2006
	13.007846	13.395569	2.98%	80,169	2005
	12.148707	13.007846	7.07%	45,576	2004
	10.000000	12.148707	21.49%	1,650	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.886787	16.668854	11.97%	33,021	2006
	14.222590	14.886787	4.67%	33,383	2005
	12.980195	14.222590	9.57%	19,549	2004
	10.000000	12.980195	29.80%	0	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.048897	18.335248	14.25%	4,359	2006
	15.210756	16.048897	5.51%	4,360	2005
	13.646654	15.210756	11.46%	3,708	2004
	10.000000	13.646654	36.47%	1,562	2003*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.096810	16.181415	7.18%	600	2006
	14.090577	15.096810	7.14%	617	2005
	12.511587	14.090577	12.62%	626	2004
	10.000000	12.511587	25.12%	0	2003*

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.739697	9.952481	2.18%	0	2006
	9.704345	9.739697	0.36%	0	2005
	9.847816	9.704345	-1.46%	0	2004
	10.000000	9.847816	-1.52%	0	2003*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.758041	17.271789	-2.74%	0	2006
	16.262915	17.758041	9.19%	0	2005
	14.841506	16.262915	9.58%	0	2004
	10.000000	14.841506	48.42%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.798640	7.99%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.550599	21.000395	19.66%	0	2006
	16.060464	17.550599	9.28%	0	2005
	13.691710	16.060464	17.30%	0	2004
	10.000000	13.691710	36.92%	0	2003*

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.475221	14.927872	19.66%	0	2006
	11.414522	12.475221	9.29%	0	2005
	10.000000	11.414522	14.15%	650	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.644672	18.954496	7.42%	0	2006
	16.101426	17.644672	9.58%	0	2005
	14.232843	16.101426	13.13%	0	2004
	10.000000	14.232843	42.33%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.623648	16.211278	10.86%	0	2006
	13.975414	14.623648	4.64%	0	2005
	13.052629	13.975414	7.07%	0	2004
	10.000000	13.052629	30.53%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.748527	17.790645	12.97%	0	2006
	15.497598	15.748527	1.62%	0	2005
	13.540723	15.497598	14.45%	0	2004
	10.000000	13.540723	35.41%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.286066	11.566627	2.49%	0	2006
	11.298800	11.286066	-0.11%	0	2005
	10.849921	11.298800	4.14%	0	2004
	10.000000	10.849921	8.50%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.489237	15.252099	5.27%	2,441	2006
	14.134491	14.489237	2.51%	2,680	2005
	13.562508	14.134491	4.22%	3,425	2004
	10.000000	13.562508	35.63%	3,125	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.786011	14.673899	14.77%	0	2006
	11.468391	12.786011	11.49%	0	2005
	10.000000	11.468391	14.68%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.484250	22.354371	14.73%	0	2006
	17.474413	19.484250	11.50%	0	2005
	15.037620	17.474413	16.20%	0	2004
	10.000000	15.037620	50.38%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.742044	13.605388	6.78%	0	2006
	12.778313	12.742044	-0.28%	0	2005
	12.022598	12.778313	6.29%	0	2004
	10.000000	12.022598	20.23%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.365531	16.115779	12.18%	0	2006
	13.897389	14.365531	3.37%	0	2005
	13.025936	13.897389	6.69%	0	2004
	10.000000	13.025936	30.26%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.758181	21.025158	12.09%	201	2006
	17.489490	18.758181	7.25%	0	2005
	15.012537	17.489490	16.50%	0	2004
	10.000000	15.012537	50.13%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.673036	15.492983	13.31%	1,224	2006
	13.291895	13.673036	2.87%	1,259	2005
	12.237939	13.291895	8.61%	1,276	2004
	10.000000	12.237939	22.38%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.704009	19.607144	24.85%	0	2006
	14.317960	15.704009	9.68%	0	2005
	12.605837	14.317960	13.58%	0	2004
	10.000000	12.605837	26.06%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.385068	12.765218	3.07%	0	2006
	11.986914	12.385068	3.32%	0	2005
	11.675220	11.986914	2.67%	0	2004
	10.000000	11.675220	16.75%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.145643	11.911970	6.88%	0	2006
	10.000000	11.145643	11.46%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.477665	12.152637	15.99%	0	2006
	10.000000	10.477665	4.78%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.976101	10.144831	1.69%	0	2006
	10.000000	9.976101	-0.24%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.399944	10.528615	1.24%	0	2006
	10.235988	10.399944	1.60%	0	2005
	10.061769	10.235988	1.73%	0	2004
	10.000000	10.061769	0.62%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.731199	15.956447	8.32%	0	2006
	13.438445	14.731199	9.62%	0	2005
	12.488971	13.438445	7.60%	0	2004
	10.000000	12.488971	24.98%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.354072	27.392875	34.58%	0	2006
	17.833735	20.354072	14.13%	0	2005
	13.407628	17.833735	33.01%	0	2004
	10.000000	13.407628	34.08%	0	2003*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.953556	14.395339	11.13%	0	2006
	12.185075	12.953556	6.31%	0	2005
	11.366799	12.185075	7.20%	0	2004
	10.000000	11.366799	13.67%	0	2003*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.466466	11.473704	9.62%	0	2006
	10.198082	10.466466	2.63%	0	2005
	10.000000	10.198082	1.98%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.397090	10.402379	0.05%	0	2006
	10.062097	10.397090	3.33%	0	2005
	10.000000	10.062097	0.62%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	10.013915	10.221999	2.08%	0	2006
	9.989538	10.013915	0.24%	0	2005
	10.000000	9.989538	-0.10%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.060800	13.272812	20.00%	0	2006
	10.649811	11.060800	3.86%	0	2005
	10.000000	10.649811	6.50%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	9.995901	10.144527	1.49%	0	2006
	10.034942	9.995901	-0.39%	0	2005
	10.000000	10.034942	0.35%	0	2004*

Additional Contract Options Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.543300	17.143399	10.29%	1,812	2006
	15.096803	15.543300	2.96%	1,813	2005
	13.948259	15.096803	8.23%	1,696	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.589032	15.110168	3.57%	1,908	2006
	13.758790	14.589032	6.03%	1,909	2005
	13.250739	13.758790	3.83%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.632103	18.882706	13.53%	329	2006
	15.586844	16.632103	6.71%	330	2005
	13.847484	15.586844	12.56%	331	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.056052	17.200484	14.24%	0	2006
	14.739868	15.056052	2.15%	0	2005
	13.571529	14.739868	8.61%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.760940	19.807979	11.53%	0	2006
	17.056004	17.760940	4.13%	0	2005
	14.668433	17.056004	16.28%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.982286	17.091271	14.08%	0	2006
	14.678696	14.982286	2.07%	0	2005
	13.352802	14.678696	9.93%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	15.936810	19.414235	21.82%	0	2006
	14.428146	15.936810	10.46%	0	2005
	12.873270	14.428146	12.08%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.337676	15.044404	21.94%	0	2006
	11.182886	12.337676	10.33%	0	2005
	10.000000	11.182886	11.83%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.130171	13.067810	17.41%	0	2006
	10.000000	11.130171	11.30%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.902087	13.116152	-5.65%	0	2006
	13.960000	13.902087	-0.41%	0	2005
	12.926950	13.960000	7.99%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.384657	17.798235	15.69%	4,174	2006
	15.024439	15.384657	2.40%	3,983	2005
	13.475824	15.024439	11.49%	427	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.276749	11.989774	6.32%	0	2006
	10.000000	11.276749	12.77%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.568371	10.484510	-0.79%	1,653	2006
	10.655487	10.568371	-0.82%	1,778	2005
	10.312673	10.655487	3.32%	1,467	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.003287	20.115008	11.73%	0	2006
	17.191656	18.003287	4.72%	0	2005
	14.444121	17.191656	19.02%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	14.500481	16.313974	12.51%	2,520	2006
	14.218015	14.500481	1.99%	2,680	2005
	13.194190	14.218015	7.76%	3,073	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.078414	14.842000	13.48%	1,681	2006
	12.862598	13.078414	1.68%	2,151	2005
	12.569236	12.862598	2.33%	361	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.283224	15.450461	1.09%	0	2006
	14.826107	15.283224	3.08%	0	2005
	13.672660	14.826107	8.44%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.450458	16.438132	13.76%	0	2006
	14.122675	14.450458	2.32%	0	2005
	13.207618	14.122675	6.93%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.356142	15.101647	13.07%	0	2006
	13.448665	13.356142	-0.69%	0	2005
	12.858073	13.448665	4.59%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.232664	2.33%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.116795	10.266953	1.48%	4,511	2006
	10.258337	10.116795	-1.38%	4,511	2005
	10.167671	10.258337	0.89%	4,652	2004

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.234015	17.841935	17.12%	9,198	2006
	14.776419	15.234015	3.10%	20,612	2005
	13.603772	14.776419	8.62%	19,598	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.260291	14.841311	4.07%	10,917	2006
	13.840838	14.260291	3.03%	22,536	2005
	13.744768	13.840838	0.70%	16,983	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.844819	21.673946	15.01%	0	2006
	16.245524	18.844819	16.00%	0	2005
	14.681680	16.245524	10.65%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.707924	14.620747	15.05%	0	2006
	10.958871	12.707924	15.96%	0	2005
	10.000000	10.958871	9.59%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	16.992620	18.491453	8.82%	36,903	2006
	14.916987	16.992620	13.91%	38,561	2005
	13.265016	14.916987	12.45%	9,745	2004

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.352158	10.527722	1.70%	8,204	2006
	10.403467	10.352158	-0.49%	3,731	2005
	10.225391	10.403467	1.74%	3,073	2004

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.961162	21.911113	9.77%	25,096	2006
	17.319629	19.961162	15.25%	36,067	2005
	14.228073	17.319629	21.73%	18,926	2004

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.361767	20.801986	13.29%	8,501	2006
	18.356870	18.361767	0.03%	8,332	2005
	16.513232	18.356870	11.16%	2,440	2004

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.303376	15.150214	13.88%	0	2006
	10.000000	13.303376	33.03%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.627320	11.372528	7.01%	0	2006
	10.000000	10.627320	6.27%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.932085	11.925522	9.09%	0	2006
	10.000000	10.932085	9.32%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.138935	12.283828	10.28%	0	2006
	10.000000	11.138935	11.39%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.040930	10.41%	426	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.317130	16.375723	14.38%	15,259	2006
	14.174982	14.317130	1.00%	15,942	2005
	13.077676	14.174982	8.39%	9,167	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.346803	20.959357	14.24%	0	2006
	17.272672	18.346803	6.22%	0	2005
	14.293865	17.272672	20.84%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.604311	15.776045	25.16%	0	2006
	10.000000	12.604311	26.04%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.009548	20.173294	18.60%	0	2006
	15.809963	17.009548	7.59%	0	2005
	13.659387	15.809963	15.74%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	12.307923	14.599101	18.62%	3,275	2006
	11.443684	12.307923	7.55%	1,995	2005
	10.000000	11.443684	14.44%	1,995	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.726551	10.718562	10.20%	0	2006
	10.000000	9.726551	-2.73%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.723262	13.835421	8.74%	0	2006
	12.101488	12.723262	5.14%	0	2005
	11.443645	12.101488	5.75%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.664813	16.692231	6.56%	0	2006
	14.251148	15.664813	9.92%	0	2005
	12.371130	14.251148	15.20%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.043869	16.296764	8.33%	0	2006
	13.889169	15.043869	8.31%	0	2005
	12.108597	13.889169	14.71%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.341330	30.632555	43.54%	0	2006
	16.562866	21.341330	28.85%	0	2005
	14.290852	16.562866	15.90%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.590722	20.961436	43.66%	601	2006
	11.317119	14.590722	28.93%	0	2005
	10.000000	11.317119	13.17%	0	2004

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.736191	9.907529	1.76%	7,520	2006
	9.828001	9.736191	-0.93%	2,305	2005
	9.986709	9.828001	-1.59%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.570197	14.220129	4.79%	3,335	2006
	13.332303	13.570197	1.78%	3,400	2005
	12.527515	13.332303	6.42%	3,467	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.171686	17.854393	17.68%	11,997	2006
	14.592051	15.171686	3.97%	11,579	2005
	13.013769	14.592051	12.13%	5,188	2004

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.319526	11.119892	7.76%	971	2006
	10.358317	10.319526	-0.37%	971	2005
	10.000000	10.358317	3.58%	1,115	2004*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	12.091414	13.886990	14.85%	878	2006
	11.226436	12.091414	7.70%	878	2005
	10.000000	11.226436	12.26%	1,009	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.648828	11.937935	12.11%	0	2006
	10.000000	10.648828	6.49%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.162837	10.614895	4.45%	0	2006
	10.000000	10.162837	1.63%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.850348	11.695519	7.79%	1,008	2006
	10.683783	10.850348	1.56%	1,040	2005
	10.000000	10.683783	6.84%	541	2004*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.771886	15.183234	2.78%	0	2006
	14.700363	14.771886	0.49%	0	2005
	13.455901	14.700363	9.25%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.566642	13.823373	19.51%	2,738	2006
	10.000000	11.566642	15.67%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	15.645407	17.489575	11.79%	0	2006
	14.124584	15.645407	10.77%	0	2005
	12.465689	14.124584	13.31%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.479761	12.436620	8.34%	0	2006
	10.000000	11.479761	14.80%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.059715	15.611658	11.04%	6,995	2006
	13.473176	14.059715	4.35%	3,044	2005
	12.179899	13.473176	10.62%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.391833	3.92%	0	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.374046	3.74%	0	2006*

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.672505	6.73%	0	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.202232	2.02%	74	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.727746	13.747460	8.01%	1,794	2006
	12.730150	12.727746	-0.02%	1,794	2005
	11.840898	12.730150	7.51%	1,794	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.375946	11.206774	8.01%	0	2006
	10.000000	10.375946	3.76%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	25.184211	33.525551	33.12%	0	2006
	19.487625	25.184211	29.23%	0	2005
	16.570047	19.487625	17.61%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	15.102390	20.140066	33.36%	0	2006
	11.672400	15.102390	29.39%	0	2005
	10.000000	11.672400	16.72%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.197889	21.723289	34.11%	0	2006
	15.620076	16.197889	3.70%	0	2005
	12.346440	15.620076	26.51%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	15.876031	15.966679	0.57%	0	2006
	15.089610	15.876031	5.21%	0	2005
	13.654589	15.089610	10.51%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.043904	21.777194	14.35%	0	2006
	18.973124	19.043904	0.37%	0	2005
	16.606993	18.973124	14.25%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.468949	20.155684	9.13%	583	2006
	16.884771	18.468949	9.38%	0	2005
	14.556637	16.884771	15.99%	0	2004

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.042341	21.158351	17.27%	0	2006
	16.676459	18.042341	8.19%	0	2005
	14.141420	16.676459	17.93%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.253552	15.258535	0.03%	0	2006
	14.437498	15.253552	5.65%	0	2005
	13.745097	14.437498	5.04%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.346862	10.348575	0.02%	0	2006
	9.789044	10.346862	5.70%	0	2005
	10.000000	9.789044	-2.11%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	14.943985	16.151919	8.08%	0	2006
	15.422176	14.943985	-3.10%	0	2005
	15.181079	15.422176	1.59%	0	2004

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.457536	11.356025	8.59%	0	2006
	10.792166	10.457536	-3.10%	0	2005
	10.000000	10.792166	7.92%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.157990	10.251375	0.92%	8,248	2006
	10.073025	10.157990	0.84%	6,500	2005
	9.989553	10.073025	0.84%	0	2004

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.996193	11.400425	3.68%	68,428	2006
	10.899641	10.996193	0.89%	71,324	2005
	10.665718	10.899641	2.19%	34,896	2004

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.147263	12.861755	5.88%	116,282	2006
	11.904707	12.147263	2.04%	137,283	2005
	11.376700	11.904707	4.64%	89,585	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.356251	14.524060	8.74%	561,975	2006
	12.982902	13.356251	2.88%	448,692	2005
	12.137820	12.982902	6.96%	285,424	2004

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.843088	16.602976	11.86%	423,591	2006
	14.195319	14.843088	4.56%	409,000	2005
	12.968571	14.195319	9.46%	288,618	2004

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.001796	18.262793	14.13%	212,185	2006
	15.181595	16.001796	5.40%	219,594	2005
	13.634433	15.181595	11.35%	115,580	2004

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.055720	16.120912	7.07%	3,912	2006
	14.066564	15.055720	7.03%	2,130	2005
	12.503049	14.066564	12.51%	2,130	2004

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.710708	9.912735	2.08%	1,024	2006
	9.685343	9.710708	0.26%	7,164	2005
	9.838596	9.685343	-1.56%	0	2004

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.705921	17.203515	-2.84%	1,099	2006
	16.231738	17.705921	9.08%	1,150	2005
	14.828223	16.231738	9.47%	330	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.791318	7.91%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.502808	20.921852	19.53%	0	2006
	16.033084	17.502808	9.17%	0	2005
	13.682356	16.033084	17.18%	0	2004

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.454076	14.887375	19.54%	1,599	2006
	11.406809	12.454076	9.18%	0	2005
	10.000000	11.406809	14.07%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.592905	18.879598	7.31%	2,157	2006
	16.070571	17.592905	9.47%	2,157	2005
	14.220117	16.070571	13.01%	745	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.580741	16.147227	10.74%	3,586	2006
	13.948628	14.580741	4.53%	0	2005
	13.040944	13.948628	6.96%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.702314	17.720355	12.85%	5,352	2006
	15.467889	15.702314	1.52%	2,781	2005
	13.528592	15.467889	14.33%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.252909	11.520873	2.38%	0	2006
	11.277114	11.252909	-0.21%	0	2005
	10.840190	11.277114	4.03%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.446687	15.191793	5.16%	6,597	2006
	14.107365	14.446687	2.41%	6,597	2005
	13.550362	14.107365	4.11%	4,412	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.764329	14.634069	14.65%	3,188	2006
	11.460639	12.764329	11.38%	3,188	2005
	10.000000	11.460639	14.61%	3,188	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.427071	22.266032	14.61%	0	2006
	17.440917	19.427071	11.39%	0	2005
	15.024154	17.440917	16.09%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.704625	13.551575	6.67%	0	2006
	12.753802	12.704625	-0.39%	0	2005
	12.011823	12.753802	6.18%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.323371	16.052090	12.07%	5,701	2006
	13.870747	14.323371	3.26%	2,416	2005
	13.014275	13.870747	6.58%	3,007	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.703144	20.942082	11.97%	577	2006
	17.455969	18.703144	7.14%	0	2005
	14.999099	17.455969	16.38%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.635814	15.435062	13.20%	1,351	2006
	13.269238	13.635814	2.76%	1,351	2005
	12.229585	13.269238	8.50%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.661240	19.533822	24.73%	0	2006
	14.293545	15.661240	9.57%	0	2005
	12.597229	14.293545	13.47%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.351340	12.717468	2.96%	1,141	2006
	11.966471	12.351340	3.22%	1,187	2005
	11.667245	11.966471	2.56%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.138078	11.891744	6.77%	0	2006
	10.000000	11.138078	11.38%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.470555	12.132011	15.87%	0	2006
	10.000000	10.470555	4.71%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.969333	10.127605	1.59%	0	2006
	10.000000	9.969333	-0.31%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.371604	10.489208	1.13%	3,954	2006
	10.218514	10.371604	1.50%	441	2005
	10.054892	10.218514	1.63%	441	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.686104	15.891369	8.21%	0	2006
	13.410974	14.686104	9.51%	0	2005
	12.476204	13.410974	7.49%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.291767	27.281193	34.44%	0	2006
	17.797302	20.291767	14.02%	0	2005
	13.393935	17.797302	32.88%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.922120	14.345761	11.02%	0	2006
	12.167908	12.922120	6.20%	0	2005
	11.362407	12.167908	7.09%	0	2004

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.454452	11.448847	9.51%	0	2006
	10.196770	10.454452	2.53%	0	2005
	10.000000	10.196770	1.97%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.385158	10.379842	-0.05%	0	2006
	10.060804	10.385158	3.22%	0	2005
	10.000000	10.060804	0.61%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	10.002411	10.199838	1.97%	0	2006
	9.988253	10.002411	0.14%	0	2005
	10.000000	9.988253	-0.12%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.048096	13.244038	19.88%	0	2006
	10.648443	11.048096	3.75%	0	2005
	10.000000	10.648443	6.48%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	9.984422	10.122540	1.38%	0	2006
	10.033652	9.984422	-0.49%	0	2005
	10.000000	10.033652	0.34%	0	2004*

Additional Contract Options Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.520438	17.109452	10.24%	0	2006
	15.082301	15.520438	2.90%	0	2005
	13.942000	15.082301	8.18%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.567589	15.080259	3.52%	0	2006
	13.745581	14.567589	5.98%	0	2005
	13.244803	13.745581	3.78%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.607666	18.845330	13.47%	0	2006
	15.571898	16.607666	6.65%	0	2005
	13.841282	15.571898	12.50%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.033932	17.166433	14.18%	0	2006
	14.725723	15.033932	2.09%	0	2005
	13.565446	14.725723	8.55%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.734824	19.768756	11.47%	0	2006
	17.039629	17.734824	4.08%	0	2005
	14.661856	17.039629	16.22%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.960263	17.057428	14.02%	0	2006
	14.664594	14.960263	2.02%	0	2005
	13.346817	14.664594	9.87%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	15.913381	19.375798	21.76%	0	2006
	14.414294	15.913381	10.40%	0	2005
	12.867502	14.414294	12.02%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.327195	15.023945	21.88%	0	2006
	11.179098	12.327195	10.27%	0	2005
	10.000000	11.179098	11.79%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.126388	13.056693	17.35%	0	2006
	10.000000	11.126388	11.26%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.881643	13.090168	-5.70%	0	2006
	13.946588	13.881643	-0.47%	0	2005
	12.921145	13.946588	7.94%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.362035	17.762994	15.63%	1,581	2006
	15.010011	15.362035	2.35%	1,581	2005
	13.469780	15.010011	11.43%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.272922	11.979585	6.27%	0	2006
	10.000000	11.272922	12.73%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.552161	10.463084	-0.84%	0	2006
	10.644579	10.552161	-0.87%	0	2005
	10.307393	10.644579	3.27%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.976834	20.075193	11.67%	0	2006
	17.175156	17.976834	4.67%	0	2005
	14.437650	17.175156	18.96%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	14.479184	16.281704	12.45%	0	2006
	14.204392	14.479184	1.93%	0	2005
	13.188293	14.204392	7.70%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.059200	14.812626	13.43%	0	2006
	12.850257	13.059200	1.63%	0	2005
	12.563613	12.850257	2.28%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.260764	15.419875	1.04%	0	2006
	14.811886	15.260764	3.03%	0	2005
	13.666532	14.811886	8.38%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.429205	16.405590	13.70%	0	2006
	14.109114	14.429205	2.27%	0	2005
	13.201695	14.109114	6.87%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.336513	15.071744	13.01%	0	2006
	13.435747	13.336513	-0.74%	0	2005
	12.852316	13.435747	4.54%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.229189	2.29%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.101910	10.246616	1.43%	1,142	2006
	10.248489	10.101910	-1.43%	1,142	2005
	10.163117	10.248489	0.84%	0	2004

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.211627	17.806618	17.06%	809	2006
	14.762249	15.211627	3.04%	809	2005
	13.597681	14.762249	8.56%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.239339	14.811943	4.02%	1,747	2006
	13.827562	14.239339	2.98%	1,747	2005
	13.738615	13.827562	0.65%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.817129	21.631057	14.95%	0	2006
	16.229931	18.817129	15.94%	0	2005
	14.675101	16.229931	10.60%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.697142	14.600896	14.99%	0	2006
	10.955164	12.697142	15.90%	0	2005
	10.000000	10.955164	9.55%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	16.967663	18.454861	8.76%	0	2006
	14.902685	16.967663	13.86%	0	2005
	13.259079	14.902685	12.40%	0	2004

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.336916	10.506855	1.64%	0	2006
	10.393468	10.336916	-0.54%	0	2005
	10.220804	10.393468	1.69%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.931837	21.867734	9.71%	0	2006
	17.303008	19.931837	15.19%	0	2005
	14.221699	17.303008	21.67%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.334807	20.760838	13.23%	0	2006
	18.339265	18.334807	-0.02%	0	2005
	16.505852	18.339265	11.11%	0	2004

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.298875	15.137362	13.82%	0	2006
	10.000000	13.298875	32.99%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.623715	11.362864	6.96%	0	2006
	10.000000	10.623715	6.24%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.928377	11.915395	9.03%	0	2006
	10.000000	10.928377	9.28%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.135158	12.273396	10.22%	0	2006
	10.000000	11.135158	11.35%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.037182	10.37%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.296091	16.343309	14.32%	0	2006
	14.161382	14.296091	0.95%	0	2005
	13.071811	14.161382	8.34%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.319860	20.917891	14.18%	0	2006
	17.256120	18.319860	6.16%	0	2005
	14.287477	17.256120	20.78%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.600033	15.762654	25.10%	0	2006
	10.000000	12.600033	26.00%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.984548	20.133364	18.54%	0	2006
	15.794791	16.984548	7.53%	0	2005
	13.653271	15.794791	15.69%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	12.297462	14.579250	18.55%	0	2006
	11.439805	12.297462	7.50%	0	2005
	10.000000	11.439805	14.40%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.723251	10.709452	10.14%	0	2006
	10.000000	9.723251	-2.77%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.704566	13.808038	8.69%	0	2006
	12.089875	12.704566	5.08%	0	2005
	11.438508	12.089875	5.69%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.641781	16.659175	6.50%	0	2006
	14.237460	15.641781	9.86%	0	2005
	12.365582	14.237460	15.14%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.023383	16.266270	8.27%	0	2006
	13.877326	15.023383	8.26%	0	2005
	12.104452	13.877326	14.65%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.309989	30.571960	43.46%	0	2006
	16.546978	21.309989	28.78%	0	2005
	14.284449	16.546978	15.84%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.578351	20.932993	43.59%	0	2006
	11.313287	14.578351	28.86%	0	2005
	10.000000	11.313287	13.13%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.721871	9.887928	1.71%	0	2006
	9.818562	9.721871	-0.98%	0	2005
	9.982221	9.818562	-1.64%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.550232	14.191951	4.74%	0	2006
	13.319487	13.550232	1.73%	0	2005
	12.521890	13.319487	6.37%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.149396	17.819068	17.62%	1,617	2006
	14.578054	15.149396	3.92%	1,617	2005
	13.079460	14.578054	12.07%	0	2004

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.310961	11.104991	7.70%	0	2006
	10.355007	10.310961	-0.43%	0	2005
	10.000000	10.355007	3.55%	0	2004*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	12.081387	13.868395	14.79%	0	2006
	11.222854	12.081387	7.65%	0	2005
	10.000000	11.222854	12.23%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.645214	11.927796	12.05%	0	2006
	10.000000	10.645214	6.45%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.159381	10.605867	4.39%	0	2006
	10.000000	10.159381	1.59%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.841351	11.679846	7.73%	0	2006
	10.680374	10.841351	1.51%	0	2005
	10.000000	10.680374	6.80%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.750184	15.153195	2.73%	0	2006
	14.686262	14.750184	0.44%	0	2005
	13.449871	14.686262	9.19%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.562722	13.811630	19.45%	0	2006
	10.000000	11.562722	15.63%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	15.621448	17.453870	11.73%	0	2006
	14.110150	15.621448	10.71%	0	2005
	12.459319	14.110150	13.25%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.475877	12.426054	8.28%	0	2006
	10.000000	11.475877	14.76%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.040548	15.582420	10.98%	0	2006
	13.461682	14.040548	4.30%	0	2005
	12.175732	13.461682	10.65%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.388304	3.88%	0	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.370531	3.71%	0	2006*

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.668873	6.69%	0	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.198772	1.99%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.709010	13.720218	7.96%	0	2006
	12.717918	12.709010	-0.07%	0	2005
	11.835577	12.717918	7.45%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.372432	11.197258	7.95%	0	2006
	10.000000	10.372432	3.72%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	25.147238	33.459249	33.05%	0	2006
	19.468943	25.147238	29.17%	0	2005
	16.562641	19.468943	17.55%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	15.089546	20.112666	33.29%	0	2006
	11.668428	15.089546	29.32%	0	2005
	10.000000	11.668428	16.68%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.174109	21.680339	34.04%	0	2006
	15.605106	16.174109	3.65%	0	2005
	12.340918	15.605106	26.45%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	15.852707	15.935079	0.52%	0	2006
	15.075139	15.852707	5.16%	0	2005
	13.648474	15.075139	10.45%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.015924	21.734096	14.29%	0	2006
	18.954921	19.015924	0.32%	0	2005
	16.599553	18.954921	14.19%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.441819	20.115799	9.08%	0	2006
	16.868575	18.441819	9.33%	0	2005
	14.550118	16.868575	15.93%	0	2004

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.015837	21.116481	17.21%	0	2006
	16.660460	18.015837	8.14%	0	2005
	14.135087	16.660460	17.87%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.231151	15.228338	-0.02%	0	2006
	14.423660	15.231151	5.60%	0	2005
	13.738945	14.423660	4.98%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.338073	10.334513	-0.03%	0	2006
	9.785730	10.338073	5.64%	0	2005
	10.000000	9.785730	-2.14%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	14.922037	16.119961	8.03%	0	2006
	15.407384	14.922037	-3.15%	0	2005
	15.174278	15.407384	1.54%	0	2004

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.448665	11.340591	8.54%	0	2006
	10.788509	10.448665	-3.15%	0	2005
	10.000000	10.788509	7.89%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.143040	10.231074	0.87%	0	2006
	10.063343	10.143040	0.79%	0	2005
	9.985062	10.063343	0.78%	0	2004

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.980000	11.377827	3.62%	0	2006
	10.889154	10.980000	0.83%	0	2005
	10.660918	10.889154	2.14%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.129392	12.836281	5.83%	0	2006
	11.893276	12.129392	1.99%	3,437	2005
	11.371597	11.893276	4.59%	3,437	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.336606	14.495297	8.69%	0	2006
	12.970434	13.336606	2.82%	0	2005
	12.132370	12.970434	6.91%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.821279	16.570109	11.80%	14,528	2006
	14.181698	14.821279	4.51%	14,536	2005
	12.962759	14.181698	9.40%	4,144	2004

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.978276	18.226640	14.07%	0	2006
	15.167023	15.978276	5.35%	0	2005
	13.628322	15.167023	11.29%	0	2004

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.035203	16.090713	7.02%	0	2006
	14.054565	15.035203	6.98%	0	2005
	12.498778	14.054565	12.45%	0	2004

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.696233	9.892906	2.03%	0	2006
	9.675846	9.696233	0.21%	0	2005
	9.833986	9.675846	-1.61%	0	2004

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.679909	17.169471	-2.89%	0	2006
	16.216169	17.679909	9.03%	0	2005
	14.821588	16.216169	9.41%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.787646	7.88%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.478955	20.882678	19.47%	0	2006
	16.019415	17.478955	9.11%	0	2005
	13.677693	16.019415	17.12%	0	2004

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.443489	14.867113	19.48%	0	2006
	11.402939	12.443489	9.13%	0	2005
	10.000000	11.402939	14.03%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.567024	18.842211	7.26%	0	2006
	16.055123	17.567024	9.42%	0	2005
	14.213733	16.055123	12.96%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.559299	16.115265	10.69%	0	2006
	13.935234	14.559299	4.48%	0	2005
	13.035102	13.935234	6.91%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.679216	17.685246	12.79%	1,557	2006
	15.453033	15.679216	1.46%	1,557	2005
	13.522524	15.453033	14.28%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.236363	11.498052	2.33%	0	2006
	11.266279	11.236363	-0.27%	0	2005
	10.835323	11.266279	3.98%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.425439	15.161714	5.10%	0	2006
	14.093816	14.425439	2.35%	0	2005
	13.544281	14.093816	4.06%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.753485	14.614166	14.59%	0	2006
	11.456748	12.753485	11.32%	0	2005
	10.000000	11.456748	14.57%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.398534	22.221980	14.55%	0	2006
	17.424186	19.398534	11.33%	0	2005
	15.017425	17.424186	16.03%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.685960	13.524768	6.61%	0	2006
	12.741564	12.685960	-0.44%	0	2005
	12.006440	12.741564	6.12%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.302317	16.020323	12.01%	0	2006
	13.857431	14.302317	3.21%	0	2005
	13.008434	13.857431	6.53%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.675684	20.900654	11.91%	0	2006
	17.439231	18.675684	7.09%	0	2005
	14.992384	17.439231	16.32%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.617198	15.406108	13.14%	0	2006
	13.257903	13.617198	2.71%	0	2005
	12.225398	13.257903	8.45%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.639878	19.497223	24.66%	0	2006
	14.281341	15.639878	9.51%	0	2005
	12.592919	14.281341	13.41%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.334505	12.693644	2.91%	0	2006
	11.956265	12.334505	3.16%	0	2005
	11.663262	11.956265	2.51%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.134297	11.881632	6.71%	0	2006
	10.000000	11.134297	11.34%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.467009	12.121713	15.81%	0	2006
	10.000000	10.467009	4.67%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.965948	10.118996	1.54%	0	2006
	10.000000	9.965948	-0.34%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.357447	10.469540	1.08%	0	2006
	10.209786	10.357447	1.45%	0	2005
	10.051446	10.209786	1.58%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.663608	15.858933	8.15%	0	2006
	13.397269	14.663608	9.45%	0	2005
	12.469819	13.397269	7.44%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.260667	27.225477	34.38%	0	2006
	17.779089	20.260667	13.96%	0	2005
	13.387071	17.779089	32.81%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.906440	14.321033	10.96%	0	2006
	12.159354	12.906440	6.14%	0	2005
	11.360221	12.159354	7.03%	0	2004

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.448448	11.436427	9.46%	0	2006
	10.196118	10.448448	2.47%	0	2005
	10.000000	10.196118	1.96%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.379189	10.368583	-0.10%	0	2006
	10.060159	10.379189	3.17%	0	2005
	10.000000	10.060159	0.60%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	9.996660	10.188769	1.92%	0	2006
	9.987610	9.996660	0.09%	0	2005
	10.000000	9.987610	-0.12%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.041755	13.229671	19.81%	0	2006
	10.647759	11.041755	3.70%	0	2005
	10.000000	10.647759	6.48%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	9.978681	10.111554	1.33%	0	2006
	10.033006	9.978681	-0.54%	0	2005
	10.000000	10.033006	0.33%	0	2004*

Additional Contract Options Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.497633	17.075586	10.18%	0	2006
	15.067829	15.497633	2.85%	0	2005
	13.935761	15.067829	8.12%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.546160	15.050381	3.47%	0	2006
	13.732369	14.546160	5.93%	0	2005
	13.238858	13.732369	3.73%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.583219	18.807989	13.42%	0	2006
	15.556921	16.583219	6.60%	0	2005
	13.835078	15.556921	12.45%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.011819	17.132435	14.13%	0	2006
	14.711581	15.011819	2.04%	0	2005
	13.559370	14.711581	8.50%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.708748	19.729605	11.41%	0	2006
	17.023266	17.708748	4.03%	0	2005
	14.665279	17.023266	16.16%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.938245	17.023627	13.96%	0	2006
	14.650506	14.938245	1.96%	0	2005
	13.340824	14.650506	9.82%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	15.889975	19.337412	21.70%	0	2006
	14.400445	15.889975	10.34%	0	2005
	12.861727	14.400445	11.96%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.316730	15.003521	21.81%	0	2006
	11.175316	12.316730	10.21%	0	2005
	10.000000	11.175316	11.75%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.122619	13.045604	17.29%	0	2006
	10.000000	11.122619	11.23%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.861230	13.064242	-5.75%	0	2006
	13.933195	13.861230	-0.52%	0	2005
	12.915353	13.933195	7.88%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.339459	17.727829	15.57%	0	2006
	14.995617	15.339459	2.29%	0	2005
	13.463753	14.995617	11.38%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.269108	11.969405	6.21%	0	2006
	10.000000	11.269108	12.69%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.535966	10.441688	-0.89%	0	2006
	10.633674	10.535966	-0.92%	409	2005
	10.302113	10.633674	3.22%	409	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.950420	20.035455	11.62%	0	2006
	17.158677	17.950420	4.61%	0	2005
	14.431180	17.158677	18.90%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	14.457861	16.249423	12.39%	0	2006
	14.190724	14.457861	1.88%	0	2005
	13.182365	14.190724	7.65%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.039977	14.783274	13.37%	0	2006
	12.837908	13.039977	1.57%	0	2005
	12.557974	12.837908	2.23%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.238321	15.389337	0.99%	0	2006
	14.797652	15.238321	2.98%	0	2005
	13.660398	14.797652	8.33%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.408005	16.373113	13.64%	0	2006
	14.095572	14.408005	2.22%	0	2005
	13.195779	14.095572	6.82%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.316875	15.041862	12.95%	0	2006
	13.422830	13.316875	-0.79%	0	2005
	12.846538	13.422830	4.49%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.225710	2.26%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.087058	10.226332	1.38%	0	2006
	10.238648	10.087058	-1.48%	0	2005
	10.158553	10.238648	0.79%	0	2004

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.189265	17.771362	17.00%	0	2006
	14.748070	15.189265	2.99%	790	2005
	13.591582	14.748070	8.51%	790	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.218384	14.782584	3.97%	0	2006
	13.814271	14.218384	2.93%	0	2005
	13.732447	13.814271	0.60%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.789457	21.588201	14.90%	0	2006
	16.214347	18.789457	15.88%	0	2005
	14.668519	16.214347	10.54%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.686350	14.581028	14.93%	0	2006
	10.951443	12.686350	15.84%	0	2005
	10.000000	10.951443	9.51%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	16.942716	18.418323	8.71%	1,141	2006
	14.888369	16.942716	13.80%	2,836	2005
	13.253125	14.888369	12.34%	790	2004

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.321705	10.486033	1.59%	342	2006
	10.383480	10.321705	-0.59%	614	2005
	10.216209	10.383480	1.64%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.902525	21.824423	9.66%	319	2006
	17.286403	19.902525	15.13%	1,021	2005
	14.215347	17.286403	21.60%	449	2004

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.307851	20.719740	13.17%	0	2006
	18.321666	18.307851	-0.08%	393	2005
	16.498459	18.321666	11.05%	393	2004

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.294360	15.124483	13.77%	0	2006
	10.000000	13.294360	32.94%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.620105	11.353202	6.90%	0	2006
	10.000000	10.620105	6.20%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.924667	11.905261	8.98%	0	2006
	10.000000	10.924667	9.25%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.131386	12.262972	10.17%	0	2006
	10.000000	11.131386	11.31%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.033444	10.33%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.275060	16.310931	14.26%	735	2006
	14.147775	14.275060	0.90%	1,318	2005
	13.065946	14.147775	8.28%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.292933	20.876474	14.12%	0	2006
	17.239551	18.292933	6.11%	0	2005
	14.281063	17.239551	20.72%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.595749	15.749248	25.04%	0	2006
	10.000000	12.595749	25.96%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.959584	20.093511	18.48%	0	2006
	15.779632	16.959584	7.48%	0	2005
	13.647154	15.779632	15.63%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	12.287035	14.559452	18.49%	0	2006
	11.435943	12.287035	7.44%	0	2005
	10.000000	11.435943	14.36%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.719950	10.700355	10.09%	0	2006
	10.000000	9.719950	-2.80%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.685875	13.780678	8.63%	0	2006
	12.078253	12.685875	5.03%	0	2005
	11.433374	12.078253	5.64%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.618794	16.626188	6.45%	0	2006
	14.223799	15.618794	9.81%	0	2005
	12.360038	14.223799	15.08%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.002874	16.235758	8.22%	0	2006
	13.865464	15.002874	8.20%	0	2005
	12.100319	13.865464	14.59%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.278655	30.511422	43.39%	0	2006
	16.531078	21.278655	28.72%	0	2005
	14.278047	16.531078	15.78%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.565974	20.904521	43.52%	0	2006
	11.309454	14.565974	28.79%	0	2005
	10.000000	11.309454	13.09%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.707576	9.868330	1.66%	0	2006
	9.809131	9.707576	-1.04%	0	2005
	9.977746	9.809131	-1.69%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.530321	14.163861	4.68%	0	2006
	13.306701	13.530321	1.68%	0	2005
	12.516282	13.306701	6.32%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.127122	17.783782	17.56%	0	2006
	14.564059	15.127122	3.87%	0	2005
	13.002118	14.564059	12.01%	0	2004

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.302407	11.090119	7.65%	0	2006
	10.351701	10.302407	-0.48%	0	2005
	10.000000	10.351701	3.52%	0	2004*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	12.071369	13.849809	14.73%	0	2006
	11.219284	12.071369	7.59%	0	2005
	10.000000	11.219284	12.19%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.641599	11.917649	11.99%	0	2006
	10.000000	10.641599	6.42%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.155927	10.596849	4.34%	0	2006
	10.000000	10.155927	1.56%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.832357	11.664203	7.68%	0	2006
	10.676963	10.832357	1.46%	0	2005
	10.000000	10.676963	6.77%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.728489	15.123174	2.68%	0	2006
	14.672165	14.728489	0.38%	0	2005
	13.443839	14.672165	9.14%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.558796	13.799886	19.39%	0	2006
	10.000000	11.558796	15.59%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	15.597465	17.418177	11.67%	0	2006
	14.095694	15.597465	10.65%	0	2005
	12.452940	14.095694	13.19%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.471979	12.415487	8.22%	0	2006
	10.000000	11.471979	14.72%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.021406	15.553233	10.92%	0	2006
	13.450191	14.021406	4.25%	0	2005
	12.171575	13.450191	10.50%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.384782	3.85%	0	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.367005	3.67%	0	2006*

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.665256	6.65%	0	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.195307	1.95%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.690302	13.693028	7.90%	0	2006
	12.705685	12.690302	-0.12%	0	2005
	11.830259	12.705685	7.40%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.368901	11.187725	7.90%	0	2006
	10.000000	10.368901	3.69%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	25.110278	33.393003	32.99%	0	2006
	19.450243	25.110278	29.10%	0	2005
	16.555214	19.450243	17.49%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	15.076760	20.085355	33.22%	0	2006
	11.664488	15.076760	29.25%	0	2005
	10.000000	11.664488	16.64%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.150306	21.637387	33.98%	0	2006
	15.590106	16.150306	3.59%	0	2005
	12.335371	15.590106	26.39%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	15.829399	15.903523	0.47%	0	2006
	15.060659	15.829399	5.10%	0	2005
	13.642354	15.060659	10.40%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	18.987931	21.691010	14.24%	0	2006
	18.936699	18.987931	0.27%	0	2005
	16.592095	18.936699	14.13%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.414714	20.075975	9.02%	0	2006
	16.852384	18.414714	9.27%	0	2005
	14.543597	16.852384	15.87%	0	2004

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	17.989353	21.074672	17.15%	0	2006
	16.644462	17.989353	8.08%	0	2005
	14.128751	16.644462	17.81%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.208734	15.198159	-0.07%	0	2006
	14.409793	15.208734	5.54%	0	2005
	13.732779	14.409793	4.93%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.329304	10.320462	-0.09%	0	2006
	9.782422	10.329304	5.59%	0	2005
	10.000000	9.782422	-2.18%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	14.900100	16.088024	7.97%	0	2006
	15.392596	14.900100	-3.20%	0	2005
	15.167483	15.392596	1.48%	0	2004

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.439790	11.325162	8.48%	0	2006
	10.784858	10.439790	-3.20%	0	2005
	10.000000	10.784858	7.85%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.128125	10.210801	0.82%	699	2006
	10.053669	10.128125	0.74%	1,255	2005
	9.980581	10.053669	0.73%	0	2004

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.963864	11.355298	3.57%	0	2006
	10.878703	10.963864	0.78%	0	2005
	10.656145	10.878703	2.09%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.111554	12.810853	5.77%	0	2006
	11.881848	12.111554	1.93%	0	2005
	11.366500	11.881848	4.53%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.316989	14.466587	8.63%	79,924	2006
	12.957978	13.316989	2.77%	80,112	2005
	12.126932	12.957978	6.85%	80,114	2004

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.799488	16.537302	11.74%	34,372	2006
	14.168087	14.799488	4.46%	30,868	2005
	12.956746	14.168087	9.35%	39,451	2004

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.954789	18.190547	14.01%	817	2006
	15.152466	15.954789	5.29%	1,164	2005
	13.622215	15.152466	11.23%	1,198	2004

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.014674	16.060548	6.97%	0	2006
	14.042557	15.014674	6.92%	0	2005
	12.494500	14.042557	12.39%	0	2004

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.681775	9.873106	1.98%	0	2006
	9.666356	9.681775	0.16%	0	2005
	9.829376	9.666356	-1.66%	0	2004

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.653897	17.135443	-2.94%	0	2006
	16.200588	17.653897	8.97%	0	2005
	14.814942	16.200588	9.35%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.783989	7.84%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.455106	20.843538	19.41%	0	2006
	16.005733	17.455106	9.06%	0	2005
	13.673012	16.005733	17.06%	0	2004

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.432919	14.846906	19.42%	0	2006
	11.399085	12.432919	9.07%	0	2005
	10.000000	11.399085	13.99%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.541202	18.804895	7.20%	0	2006
	16.039710	17.541202	9.36%	0	2005
	14.207354	16.039710	12.90%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.537894	16.083340	10.63%	0	2006
	13.921850	14.537894	4.43%	0	2005
	13.029251	13.921850	6.85%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.656179	17.650248	12.74%	0	2006
	15.438204	15.656179	1.41%	0	2005
	13.516468	15.438204	14.22%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.219811	11.475254	2.28%	0	2006
	11.255447	11.219811	-0.32%	0	2005
	10.830451	11.255447	3.92%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.404240	15.131697	5.05%	0	2006
	14.080295	14.404240	2.30%	0	2005
	13.538203	14.080295	4.00%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.742651	14.594300	14.53%	0	2006
	11.452862	12.742651	11.26%	0	2005
	10.000000	11.452862	14.53%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.370009	22.177973	14.50%	0	2006
	17.407459	19.370009	11.27%	0	2005
	15.010694	17.407459	15.97%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.667295	13.497972	6.56%	0	2006
	12.729317	12.667295	-0.49%	0	2005
	12.001048	12.729317	6.07%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.281290	15.988600	11.95%	0	2006
	13.844123	14.281290	3.16%	0	2005
	13.002597	13.844123	6.47%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.648225	20.859269	11.86%	0	2006
	17.422486	18.648225	7.04%	0	2005
	14.985665	17.422486	16.26%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.618561	19.460698	24.60%	0	2006
	14.269156	15.618561	9.46%	0	2005
	12.588612	14.269156	13.35%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.618561	19.460698	24.60%	0	2006
	14.269156	15.618561	9.46%	0	2005
	12.588612	14.269156	13.35%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.317677	12.669848	2.86%	0	2006
	11.946053	12.317677	3.11%	0	2005
	11.659268	11.946053	2.46%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.130518	11.871543	6.66%	0	2006
	10.000000	11.130518	11.31%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.463452	12.111410	15.75%	0	2006
	10.000000	10.463452	4.63%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.962563	10.110392	1.48%	0	2006
	10.000000	9.962563	-0.37%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.343311	10.449907	1.03%	0	2006
	10.201060	10.343311	1.39%	0	2005
	10.047999	10.201060	1.52%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.641085	15.826474	8.10%	0	2006
	13.383536	14.641085	9.40%	0	2005
	12.463435	13.383536	7.38%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.229599	27.169879	34.31%	0	2006
	17.760907	20.229599	13.90%	0	2005
	13.380232	17.760907	32.74%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.890742	14.296311	10.90%	0	2006
	12.150760	12.890742	6.09%	0	2005
	11.358011	12.150760	6.98%	0	2004

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.442438	11.424010	9.40%	0	2006
	10.195461	10.442438	2.42%	0	2005
	10.000000	10.195461	1.95%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.373223	10.357311	-0.15%	0	2006
	10.059509	10.373223	3.12%	0	2005
	10.000000	10.059509	0.60%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	9.990911	10.177708	1.87%	0	2006
	9.986967	9.990911	0.04%	0	2005
	10.000000	9.986967	-0.13%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.035411	13.215323	19.75%	0	2006
	10.647075	11.035411	3.65%	0	2005
	10.000000	10.647075	6.47%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	9.972940	10.100574	1.28%	0	2006
	10.032360	9.972940	-0.59%	0	2005
	10.000000	10.032360	0.32%	0	2004*

Additional Contract Options Elected (Total 2.55%)
(Variable account charges of 2.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.452043	17.007946	10.07%	0	2006
	15.038878	15.452043	2.75%	0	2005
	13.923259	15.038878	8.01%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.503375	14.990766	3.36%	0	2006
	13.705989	14.503375	5.82%	0	2005
	13.226979	13.705989	3.62%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.534458	18.733504	13.30%	0	2006
	15.527047	16.534458	6.49%	0	2005
	13.822665	15.527047	12.33%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	14.967672	17.064599	14.01%	0	2006
	14.683317	14.967672	1.94%	0	2005
	13.547207	14.683317	8.39%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.656679	19.651496	11.30%	0	2006
	16.990570	17.656679	3.92%	0	2005
	14.642139	16.990570	16.04%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.894305	16.956218	13.84%	0	2006
	14.622353	14.894305	1.86%	0	2005
	13.328855	14.622353	9.70%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	15.843252	19.260860	21.57%	0	2006
	14.372789	15.843252	10.23%	0	2005
	12.850187	14.372789	11.85%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.295785	14.962699	21.69%	0	2006
	11.167726	12.295785	10.10%	0	2005
	10.000000	11.167726	11.68%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.115071	13.023425	17.17%	0	2006
	10.000000	11.115071	11.15%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.820457	13.012490	-5.85%	0	2006
	13.906425	13.820457	-0.62%	0	2005
	12.903764	13.906425	7.77%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.294325	17.657614	15.45%	0	2006
	14.966790	15.294325	2.19%	0	2005
	13.451657	14.966790	11.26%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.261458	11.949060	6.11%	0	2006
	10.000000	11.261458	12.61%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.503624	10.398993	-1.00%	400	2006
	10.611882	10.503624	-1.02%	401	2005
	10.291552	10.611882	3.11%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.897638	19.956117	11.50%	0	2006
	17.125720	17.897638	4.51%	0	2005
	14.418238	17.125720	18.78%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	14.415353	16.185093	12.28%	1,346	2006
	14.163472	14.415353	1.78%	1,348	2005
	13.170537	14.163472	7.54%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.001639	14.724740	13.25%	0	2006
	12.813249	13.001639	1.47%	0	2005
	12.546704	12.813249	2.12%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.193525	15.328402	0.89%	0	2006
	14.769232	15.193525	2.87%	0	2005
	13.648154	14.769232	8.21%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.365614	16.308257	13.52%	0	2006
	14.068483	14.365614	2.11%	0	2005
	13.183936	14.068483	6.71%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.277713	14.982308	12.84%	0	2006
	13.397044	13.277713	-0.89%	0	2005
	12.835006	13.397044	4.38%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.218765	2.19%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.057359	10.185796	1.28%	0	2006
	10.218953	10.057359	-1.58%	0	2005
	10.149419	10.218953	0.69%	0	2004

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.144591	17.700989	16.88%	357	2006
	14.719744	15.144591	2.89%	460	2005
	13.579393	14.719744	8.40%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.176563	14.724045	3.86%	0	2006
	13.787725	14.176563	2.82%	0	2005
	13.720126	13.787725	0.49%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.734206	21.502713	14.78%	0	2006
	16.183197	18.734206	15.76%	0	2005
	14.655363	16.183197	10.43%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.664802	14.541388	14.82%	0	2006
	10.944025	12.664802	15.72%	0	2005
	10.000000	10.944025	9.44%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	16.892886	18.345383	8.60%	3,326	2006
	14.859757	16.892886	13.68%	3,452	2005
	13.241238	14.859757	12.22%	0	2004

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.291329	10.444489	1.49%	0	2006
	10.363516	10.291329	-0.70%	0	2005
	10.207031	10.363516	1.53%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.844027	21.738032	9.54%	0	2006
	17.253206	19.844027	15.02%	0	2005
	14.202577	17.253206	21.48%	648	2004

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.254014	20.637677	13.06%	0	2006
	18.286473	18.254014	-0.18%	0	2005
	16.483660	18.286473	10.94%	0	2004

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.285355	15.098789	13.65%	0	2006
	10.000000	13.285355	32.85%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.612895	11.333906	6.79%	0	2006
	10.000000	10.612895	6.13%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.917246	11.885019	8.86%	0	2006
	10.000000	10.917246	9.17%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.123821	12.242110	10.05%	0	2006
	10.000000	11.123821	11.24%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.025935	10.26%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.233070	16.246329	14.14%	465	2006
	14.120595	14.233070	0.80%	599	2005
	13.054225	14.120595	8.17%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.239133	20.793799	14.01%	0	2006
	17.206428	18.239133	6.00%	0	2005
	14.268246	17.206428	20.59%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.587209	15.722482	24.91%	0	2006
	10.000000	12.587209	25.87%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.909683	20.013904	18.36%	0	2006
	15.749303	16.909683	7.37%	0	2005
	13.634901	15.749303	15.51%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	12.266150	14.519847	18.37%	0	2006
	11.428183	12.266150	7.33%	0	2005
	10.000000	11.428183	14.28%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.713324	10.682130	9.97%	0	2006
	10.000000	9.713324	-2.87%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.648544	13.726086	8.52%	0	2006
	12.055029	12.648544	4.92%	0	2005
	11.423100	12.055029	5.53%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.572875	16.560361	6.34%	0	2006
	14.196482	15.572875	9.70%	0	2005
	12.348942	14.196482	14.96%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.961936	16.174908	8.11%	0	2006
	13.841789	14.961936	8.09%	0	2005
	12.092041	13.841789	14.47%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.216096	30.390654	43.24%	0	2006
	16.499332	21.216096	28.59%	0	2005
	14.265241	16.499332	15.66%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.541237	20.847705	43.37%	0	2006
	11.301782	14.541237	28.66%	0	2005
	10.000000	11.301782	13.02%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.679002	9.829228	1.55%	0	2006
	9.790262	9.679002	-1.14%	0	2005
	9.968772	9.790262	-1.79%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.490499	14.107738	4.58%	0	2006
	13.281117	13.490499	1.58%	0	2005
	12.505036	13.281117	6.21%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.082636	17.713360	17.44%	0	2006
	14.536075	15.082636	3.76%	0	2005
	12.990444	14.536075	11.90%	0	2004

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.285296	11.060372	7.54%	0	2006
	10.345082	10.285296	-0.58%	0	2005
	10.000000	10.345082	3.45%	0	2004*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	12.051329	13.812694	14.62%	0	2006
	11.212116	12.051329	7.48%	0	2005
	10.000000	11.212116	12.12%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.634375	11.897387	11.88%	0	2006
	10.000000	10.634375	6.34%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.149028	10.578830	4.23%	0	2006
	10.000000	10.149028	1.49%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.814376	11.632937	7.57%	0	2006
	10.670140	10.814376	1.35%	0	2005
	10.000000	10.670140	6.70%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.685186	15.063279	2.57%	0	2006
	14.643982	14.685186	0.28%	0	2005
	13.431782	14.643982	9.02%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.550946	13.776425	19.27%	0	2006
	10.000000	11.550946	15.51%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	15.549628	17.346999	11.56%	0	2006
	14.066830	15.549628	10.54%	0	2005
	12.440193	14.066830	13.08%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.464191	12.394383	8.11%	0	2006
	10.000000	11.464191	14.64%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.983136	15.494930	10.81%	0	2006
	13.427203	13.983136	4.14%	0	2005
	12.163238	13.427203	10.39%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.377716	3.78%	0	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.359960	3.60%	0	2006*

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.658003	6.58%	0	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.188370	1.88%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.652973	13.638790	7.79%	0	2006
	12.681275	12.652973	-0.22%	0	2005
	11.819638	12.681275	7.29%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.361854	11.168702	7.79%	0	2006
	10.000000	10.361854	3.62%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	25.036467	33.260826	32.85%	0	2006
	19.412896	25.036467	28.97%	0	2005
	16.540376	19.412896	17.37%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	15.051156	20.030764	33.08%	0	2006
	11.656576	15.051156	29.12%	0	2005
	10.000000	11.656576	16.57%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.102783	21.551679	33.84%	0	2006
	15.560145	16.102783	3.49%	0	2005
	12.324285	15.560145	26.26%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	15.782851	15.840536	0.37%	0	2006
	15.031729	15.782851	5.00%	0	2005
	13.630117	15.031729	10.28%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	18.932150	21.605189	14.12%	0	2006
	18.900373	18.932150	0.17%	0	2005
	16.577254	18.900373	14.01%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.360569	19.996473	8.91%	0	2006
	16.820009	18.360569	9.16%	0	2005
	14.530553	16.820009	15.76%	0	2004

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	17.936467	20.991241	17.03%	0	2006
	16.612510	17.936467	7.97%	0	2005
	14.116084	16.612510	17.68%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.163992	15.137950	-0.17%	0	2006
	14.382099	15.163992	5.44%	0	2005
	13.720458	14.382099	4.82%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.311740	10.292380	-0.19%	0	2006
	9.775780	10.311740	5.48%	0	2005
	10.000000	9.775780	-2.24%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	14.856267	16.024301	7.86%	0	2006
	15.363022	14.856267	-3.30%	0	2005
	15.153885	15.363022	1.38%	0	2004

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.422060	11.294372	8.37%	0	2006
	10.777554	10.422060	-3.30%	0	2005
	10.000000	10.777554	7.78%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.098317	10.170346	0.71%	0	2006
	10.034351	10.098317	0.64%	0	2005
	9.971617	10.034351	0.63%	0	2004

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.931599	11.310306	3.46%	0	2006
	10.857791	10.931599	0.68%	0	2005
	10.646571	10.857791	1.98%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.075916	12.760116	5.67%	8,663	2006
	11.859009	12.075916	1.83%	8,671	2005
	11.356286	11.859009	4.43%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.277824	14.409293	8.52%	194,831	2006
	12.933076	13.277824	2.67%	169,730	2005
	12.116049	12.933076	6.74%	86,468	2004

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.755964	16.471815	11.63%	158,856	2006
	14.140874	14.755964	4.35%	161,367	2005
	12.945322	14.140874	9.24%	111,992	2004

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.907856	18.118493	13.90%	87,778	2006
	15.123351	15.907856	5.19%	90,910	2005
	13.609991	15.123351	11.12%	54,581	2004

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	14.973706	16.000337	6.86%	281	2006
	14.018561	14.973706	6.81%	361	2005
	12.485956	14.018561	12.27%	0	2004

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.652899	9.833599	1.87%	174	2006
	9.647389	9.652899	0.06%	22,664	2005
	9.820156	9.647389	-1.76%	0	2004

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.601984	17.067581	-3.04%	0	2006
	16.169473	17.601984	8.86%	0	2005
	14.801656	16.169473	9.24%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.776649	7.77%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.407509	20.765452	19.29%	0	2006
	15.978409	17.407509	8.94%	0	2005
	13.663665	15.978409	16.94%	0	2004

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.411825	14.806572	19.29%	0	2006
	11.391374	12.411825	8.96%	0	2005
	10.000000	11.391374	13.91%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.489639	18.730452	7.09%	0	2006
	16.008905	17.489639	9.25%	0	2005
	14.194622	16.008905	12.78%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.495128	16.019638	10.52%	0	2006
	13.895106	14.495128	4.32%	0	2005
	13.017569	13.895106	6.74%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.610111	17.580325	12.62%	0	2006
	15.408536	15.610111	1.31%	0	2005
	13.504333	15.408536	14.10%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.186803	11.429808	2.17%	0	2006
	11.233809	11.186803	-0.42%	0	2005
	10.820723	11.233809	3.82%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.361868	15.071748	4.94%	0	2006
	14.053233	14.361868	2.20%	0	2005
	13.526067	14.053233	3.90%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.721021	14.554628	14.41%	0	2006
	11.445101	12.721021	11.15%	0	2005
	10.000000	11.445101	14.45%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.313035	22.090135	14.38%	0	2006
	17.374012	19.313035	11.16%	0	2005
	14.997227	17.374012	15.85%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.630017	13.444489	6.45%	0	2006
	12.704852	12.630017	-0.59%	0	2005
	11.990272	12.704852	5.96%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.239272	15.925256	11.84%	0	2006
	13.817518	14.239272	3.05%	0	2005
	12.990931	13.817518	6.36%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.593399	20.776676	11.74%	0	2006
	17.389038	18.593399	6.93%	0	2005
	14.972238	17.389038	16.14%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.561526	15.319613	12.96%	0	2006
	13.223957	13.561526	2.55%	0	2005
	12.212863	13.223957	8.28%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.575952	19.387774	24.47%	0	2006
	14.244793	15.575952	9.34%	0	2005
	12.580040	14.244793	13.23%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.284060	12.622358	2.75%	0	2006
	11.925642	12.284060	3.01%	0	2005
	11.651290	11.925642	2.35%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.122956	11.851344	6.55%	0	2006
	10.000000	11.122956	11.23%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.456343	12.090814	15.63%	0	2006
	10.000000	10.456343	4.56%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.955790	10.093189	1.38%	0	2006
	10.000000	9.955790	-0.44%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.315071	10.410732	0.93%	0	2006
	10.183615	10.315071	1.29%	0	2005
	10.041112	10.183615	1.42%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.596171	15.761797	7.99%	0	2006
	13.356123	14.596171	9.28%	0	2005
	12.450667	13.356123	7.27%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.167579	27.058923	34.17%	0	2006
	17.724561	20.167579	13.78%	0	2005
	13.366536	17.724561	32.60%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.859402	14.246971	10.79%	0	2006
	12.133625	12.859402	5.98%	0	2005
	11.353632	12.133625	6.87%	0	2004

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.430422	11.399208	9.29%	0	2006
	10.194148	10.430422	2.32%	0	2005
	10.000000	10.194148	1.94%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.361275	10.334812	-0.26%	0	2006
	10.058212	10.361275	3.01%	0	2005
	10.000000	10.058212	0.58%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	9.979410	10.155598	1.77%	0	2006
	9.985679	9.979410	-0.06%	0	2005
	10.000000	9.985679	-0.14%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.022712	13.186611	19.63%	0	2006
	10.645707	11.022712	3.54%	0	2005
	10.000000	10.645707	6.46%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	9.961460	10.078633	1.18%	0	2006
	10.031066	9.961460	-0.69%	0	2005
	10.000000	10.031066	0.31%	0	2004*

Additional Contract Options Elected (Total 2.60%)
(Variable account charges of 2.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.429286	16.974205	10.01%	0	2006
	15.024408	15.429286	2.69%	0	2005
	13.916999	15.024408	7.96%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.482021	14.961038	3.31%	0	2006
	13.692808	14.482021	5.76%	0	2005
	13.221044	13.692808	3.57%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.510103	18.696346	13.24%	0	2006
	15.512106	16.510103	6.43%	0	2005
	13.816459	15.512106	12.27%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	14.945638	17.030758	13.95%	0	2006
	14.669210	14.945638	1.88%	0	2005
	13.541122	14.669210	8.33%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.630699	19.612536	11.24%	0	2006
	16.974250	17.630699	3.87%	0	2005
	14.635577	16.974250	15.98%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.872381	16.922598	13.79%	0	2006
	14.608293	14.872381	1.81%	0	2005
	13.322861	14.608293	9.65%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	15.819936	19.222669	21.51%	0	2006
	14.358978	15.819936	10.17%	0	2005
	12.844425	14.358978	11.79%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.285345	14.942334	21.63%	0	2006
	11.163954	12.285345	10.04%	0	2005
	10.000000	11.163954	11.64%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.111284	13.012340	17.11%	0	2006
	10.000000	11.111284	11.11%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.800091	12.986662	-5.89%	0	2006
	13.893039	13.800091	-0.67%	0	2005
	12.897964	13.893039	7.71%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.271808	17.622589	15.39%	0	2006
	14.952404	15.271808	2.14%	0	2005
	13.445624	14.952404	11.21%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.257628	11.938875	6.05%	0	2006
	10.000000	11.257628	12.58%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.487479	10.377693	-1.05%	0	2006
	10.600995	10.487479	-1.07%	0	2005
	10.286270	10.600995	3.06%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.871283	19.916540	11.44%	0	2006
	17.109251	17.871283	4.45%	0	2005
	14.411767	17.109251	18.72%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	14.394124	16.152986	12.22%	9,625	2006
	14.149850	14.394124	1.73%	9,625	2005
	13.164627	14.149850	7.48%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.982487	14.695545	13.20%	0	2006
	12.800921	12.982487	1.42%	0	2005
	12.541065	12.800921	2.07%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.171124	15.297967	0.84%	0	2006
	14.755012	15.171124	2.82%	0	2005
	13.642013	14.755012	8.16%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.344457	16.275911	13.46%	0	2006
	14.054952	14.344457	2.06%	0	2005
	13.178007	14.054952	6.65%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.258156	14.952587	12.78%	0	2006
	13.384155	13.258156	-0.94%	0	2005
	12.829245	13.384155	4.33%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.215291	2.15%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.042521	10.165556	1.23%	0	2006
	10.209113	10.042521	-1.63%	0	2005
	10.144849	10.209113	0.63%	0	2004

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.122257	17.665851	16.82%	0	2006
	14.705555	15.122257	2.83%	0	2005
	13.573275	14.705555	8.34%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.155702	14.694842	3.81%	0	2006
	13.774476	14.155702	2.77%	0	2005
	13.713975	13.774476	0.44%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.706629	21.460084	14.72%	0	2006
	16.167649	18.706629	15.70%	0	2005
	14.648789	16.167649	10.37%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.654015	14.521578	14.76%	0	2006
	10.940303	12.654015	15.66%	0	2005
	10.000000	10.940303	9.40%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	16.868044	18.309025	8.54%	0	2006
	14.845495	16.868044	13.62%	0	2005
	13.235298	14.845495	12.17%	0	2004

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.276160	10.423767	1.44%	0	2006
	10.353540	10.276160	-0.75%	0	2005
	10.202435	10.353540	1.48%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.814822	21.694933	9.49%	0	2006
	17.236623	19.814822	14.96%	0	2005
	14.196193	17.236623	21.42%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.227113	20.596731	13.00%	7,592	2006
	18.268884	18.227113	-0.23%	7,592	2005
	16.476260	18.268884	10.88%	0	2004

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.280835	15.085922	13.59%	0	2006
	10.000000	13.280835	32.81%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.609283	11.324246	6.74%	0	2006
	10.000000	10.609283	6.09%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.913537	11.874893	8.81%	0	2006
	10.000000	10.913537	9.14%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.120041	12.231694	10.00%	0	2006
	10.000000	11.120041	11.20%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.022190	10.22%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.212107	16.214108	14.09%	9,751	2006
	14.107001	14.212107	0.75%	9,751	2005
	13.048361	14.107001	8.11%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.212285	20.752566	13.95%	0	2006
	17.189899	18.212285	5.95%	0	2005
	14.261855	17.189899	20.53%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.582925	15.709099	24.84%	0	2006
	10.000000	12.582925	25.83%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.884796	19.974229	18.30%	0	2006
	15.734158	16.884796	7.31%	0	2005
	13.628768	15.734158	15.45%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	12.255715	14.500085	18.31%	0	2006
	11.424307	12.255715	7.28%	0	2005
	10.000000	11.424307	14.24%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.710022	10.673039	9.92%	0	2006
	10.000000	9.710022	-2.90%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.629911	13.698854	8.46%	0	2006
	12.043434	12.629911	4.87%	0	2005
	11.417969	12.043434	5.48%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.549907	16.527481	6.29%	0	2006
	14.182804	15.549907	9.64%	0	2005
	12.343389	14.182804	14.90%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.941501	16.144564	8.05%	0	2006
	13.829948	14.941501	8.04%	0	2005
	12.087900	13.829948	14.41%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.184904	30.330452	43.17%	0	2006
	16.483483	21.184904	28.52%	0	2005
	14.258843	16.483483	15.60%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.528869	20.819328	43.30%	0	2006
	11.297946	14.528869	28.60%	0	2005
	10.000000	11.297946	12.98%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.664745	9.809727	1.50%	0	2006
	9.780856	9.664745	-1.19%	0	2005
	9.964302	9.780856	-1.84%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.470636	14.079754	4.52%	0	2006
	13.268354	13.470636	1.52%	0	2005
	12.499430	13.268354	6.15%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.060428	17.678233	17.38%	9,154	2006
	14.522098	15.060428	3.71%	9,154	2005
	12.984608	14.522098	11.84%	0	2004

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.276754	11.045530	7.48%	0	2006
	10.341782	10.276754	-0.63%	0	2005
	10.000000	10.341782	3.42%	0	2004*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	12.041321	13.794161	14.56%	0	2006
	11.208530	12.041321	7.43%	0	2005
	10.000000	11.208530	12.09%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.630754	11.887249	11.82%	0	2006
	10.000000	10.630754	6.31%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.145579	10.569825	4.18%	0	2006
	10.000000	10.145579	1.46%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.805401	11.617332	7.51%	1,275	2006
	10.666747	10.805401	1.30%	1,287	2005
	10.000000	10.666747	6.67%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.663563	15.033407	2.52%	0	2006
	14.629891	14.663563	0.23%	0	2005
	13.425742	14.629891	8.97%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.547015	13.764693	19.21%	0	2006
	10.000000	11.547015	15.47%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	15.525726	17.311467	11.50%	0	2006
	14.052396	15.525726	10.48%	0	2005
	12.433807	14.052396	13.02%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.460293	12.383823	8.06%	0	2006
	10.000000	11.460293	14.60%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.964028	15.465846	10.75%	0	2006
	13.415718	13.964028	4.09%	0	2005
	12.159070	13.415718	10.34%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.374193	3.74%	0	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.356442	3.56%	0	2006*

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.654381	6.54%	0	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.184907	1.85%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.634353	13.611774	7.74%	0	2006
	12.669092	12.634353	-0.27%	0	2005
	11.814339	12.669092	7.23%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.358332	11.159194	7.73%	0	2006
	10.000000	10.358332	3.58%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	24.999639	33.194913	32.78%	0	2006
	19.394248	24.999639	28.90%	0	2005
	16.532966	19.394248	17.31%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	15.038360	20.003497	33.02%	0	2006
	11.652622	15.038360	29.06%	0	2005
	10.000000	11.652622	16.53%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.079083	21.508956	33.77%	0	2006
	15.545191	16.079083	3.43%	0	2005
	12.318756	15.545191	26.19%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	15.759610	15.809103	0.31%	0	2006
	15.017268	15.759610	4.94%	0	2005
	13.623997	15.017268	10.23%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	18.904256	21.562310	14.06%	0	2006
	18.882184	18.904256	0.12%	0	2005
	16.569801	18.882184	13.96%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.333541	19.956821	8.85%	0	2006
	16.803847	18.333541	9.10%	0	2005
	14.524035	16.803847	15.70%	0	2004

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	17.910048	20.949601	16.97%	0	2006
	16.596528	17.910048	7.91%	0	2005
	14.109736	16.596528	17.62%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.141664	15.107921	-0.22%	0	2006
	14.368281	15.141664	5.38%	0	2005
	13.714296	14.368281	4.77%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.302957	10.278338	-0.24%	0	2006
	9.772461	10.302957	5.43%	0	2005
	10.000000	9.772461	-2.28%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	14.834400	15.992524	7.81%	0	2006
	15.348265	14.834400	-3.35%	0	2005
	15.147092	15.348265	1.33%	0	2004

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.413192	11.278985	8.31%	0	2006
	10.773887	10.413192	-3.35%	0	2005
	10.000000	10.773887	7.74%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.083411	10.150136	0.66%	0	2006
	10.024669	10.083411	0.59%	0	2005
	9.967119	10.024669	0.58%	0	2004

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.915485	11.287846	3.41%	1,405	2006
	10.847344	10.915485	0.63%	1,421	2005
	10.641785	10.847344	1.93%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.058112	12.734782	5.61%	23,741	2006
	11.847596	12.058112	1.78%	36,577	2005
	11.351180	11.847596	4.37%	30,618	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.258241	14.380679	8.47%	69,395	2006
	12.920619	13.258241	2.61%	86,212	2005
	12.110589	12.920619	6.69%	23,474	2004

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.734212	16.439116	11.57%	49,501	2006
	14.127253	14.734212	4.30%	49,921	2005
	12.939502	14.127253	9.18%	39,440	2004

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.884425	18.082559	13.84%	249,715	2006
	15.108800	15.884425	5.13%	288,162	2005
	13.603874	15.108800	11.06%	194,670	2004

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	14.953240	15.970296	6.80%	0	2006
	14.006570	14.953240	6.76%	0	2005
	12.481682	14.006570	12.22%	0	2004

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.638481	9.813885	1.82%	0	2006
	9.637912	9.638481	0.01%	0	2005
	9.815545	9.637912	-1.81%	14,410	2004

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.576082	17.033732	-3.09%	0	2006
	16.153932	17.576082	8.80%	0	2005
	14.795014	16.153932	9.18%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.772989	7.73%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.383712	20.726461	19.23%	0	2006
	15.964736	17.383712	8.89%	0	2005
	13.658986	15.964736	16.88%	0	2004

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.401261	14.786394	19.23%	0	2006
	11.387503	12.401261	8.90%	0	2005
	10.000000	11.387503	13.88%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.463875	18.693280	7.04%	0	2006
	15.993517	17.463875	9.19%	0	2005
	14.188248	15.993517	12.72%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.473777	15.987862	10.46%	0	2006
	13.881734	14.473777	4.26%	0	2005
	13.011714	13.881734	6.69%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.587141	17.545479	12.56%	0	2006
	15.393731	15.587141	1.26%	0	2005
	13.498265	15.393731	14.04%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.170322	11.407126	2.12%	0	2006
	11.223003	11.170322	-0.47%	0	2005
	10.815861	11.223003	3.76%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.340730	15.041864	4.89%	0	2006
	14.039735	14.340730	2.14%	0	2005
	13.519989	14.039735	3.84%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.710197	14.534806	14.36%	0	2006
	11.441227	12.710197	11.09%	0	2005
	10.000000	11.441227	14.41%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.284633	22.046369	14.32%	0	2006
	17.357325	19.284633	11.10%	0	2005
	14.990508	17.357325	15.79%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.611392	13.417803	6.39%	0	2006
	12.692608	12.611392	-0.64%	0	2005
	11.984878	12.692608	5.91%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.218306	15.893678	11.78%	0	2006
	13.804228	14.218306	3.00%	0	2005
	12.985093	13.804228	6.31%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.566041	20.735496	11.69%	0	2006
	17.372328	18.566041	6.87%	0	2005
	14.965518	17.372328	16.08%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.543002	15.290861	12.91%	0	2006
	13.212649	13.543002	2.50%	0	2005
	12.208681	13.212649	8.22%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.554673	19.351390	24.41%	0	2006
	14.232609	15.554673	9.29%	0	2005
	12.575694	14.232609	13.18%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.267277	12.598652	2.70%	0	2006
	11.915436	12.267277	2.95%	0	2005
	11.647305	11.915436	2.30%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.119183	11.841254	6.49%	0	2006
	10.000000	11.119183	11.19%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.452783	12.080509	15.57%	0	2006
	10.000000	10.452783	4.53%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.952404	10.084594	1.33%	0	2006
	10.000000	9.952404	-0.48%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.300963	10.391171	0.88%	0	2006
	10.174895	10.300963	1.24%	0	2005
	10.037664	10.174895	1.37%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.573765	15.729544	7.93%	0	2006
	13.342449	14.573765	9.23%	0	2005
	12.444303	13.342449	7.22%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.136608	27.003563	34.10%	0	2006
	17.706398	20.136608	13.73%	0	2005
	13.359695	17.706398	32.54%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.843748	14.222359	10.73%	0	2006
	12.125057	12.843748	5.93%	0	2005
	11.351430	12.125057	6.82%	0	2004

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.424412	11.386811	9.23%	0	2006
	10.193488	10.424412	2.27%	0	2005
	10.000000	10.193488	1.93%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.355320	10.323589	-0.31%	0	2006
	10.057568	10.355320	2.96%	0	2005
	10.000000	10.057568	0.58%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	9.973662	10.144555	1.71%	0	2006
	9.985036	9.973662	-0.11%	0	2005
	10.000000	9.985036	-0.15%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.016363	13.172281	19.57%	0	2006
	10.645020	11.016363	3.49%	0	2005
	10.000000	10.645020	6.45%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	9.955720	10.067671	1.12%	0	2006
	10.030419	9.955720	-0.74%	0	2005
	10.000000	10.030419	0.30%	0	2004*

Additional Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.406538	16.940508	9.96%	0	2006
	15.009947	15.406538	2.64%	0	2005
	13.910747	15.009947	7.90%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.460675	14.931328	3.25%	0	2006
	13.679629	14.460675	5.71%	0	2005
	13.215099	13.679629	3.52%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.485781	18.659240	13.18%	0	2006
	15.497180	16.485781	6.38%	0	2005
	13.810248	15.497180	12.22%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	14.923589	16.996931	13.89%	0	2006
	14.655069	14.923589	1.83%	0	2005
	13.535030	14.655069	8.28%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.604714	19.573608	11.18%	0	2006
	16.957910	17.604714	3.81%	0	2005
	14.628993	16.957910	15.92%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.850460	16.889015	13.73%	0	2006
	14.594228	14.850460	1.76%	0	2005
	13.316868	14.594228	9.59%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	15.796576	19.184456	21.45%	0	2006
	14.345132	15.796576	10.12%	0	2005
	12.838632	14.345132	11.73%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.274883	14.921985	21.57%	0	2006
	11.160156	12.274883	9.99%	0	2005
	10.000000	11.160156	11.60%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.107509	13.001262	17.05%	0	2006
	10.000000	11.107509	11.08%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.779770	12.960888	-5.94%	0	2006
	13.879682	13.779770	-0.72%	0	2005
	12.892175	13.879682	7.66%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.249300	17.587623	15.33%	0	2006
	14.938010	15.249300	2.08%	0	2005
	13.439579	14.938010	11.15%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.253806	11.928700	6.00%	0	2006
	10.000000	11.253806	12.54%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.471354	10.356434	-1.10%	0	2006
	10.590116	10.471354	-1.12%	0	2005
	10.280991	10.590116	3.01%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.844981	19.877036	11.39%	0	2006
	17.092810	17.844981	4.40%	0	2005
	14.405303	17.092810	18.66%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	14.372917	16.120936	12.16%	0	2006
	14.136241	14.372917	1.67%	0	2005
	13.158718	14.136241	7.43%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.963337	14.666356	13.14%	0	2006
	12.788595	12.963337	1.37%	0	2005
	12.535430	12.788595	2.02%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.148778	15.267614	0.78%	0	2006
	14.740822	15.148778	2.77%	0	2005
	13.635887	14.740822	8.10%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.323323	16.243615	13.41%	0	2006
	14.041430	14.323323	2.01%	0	2005
	13.172089	14.041430	6.60%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.238612	14.922905	12.72%	0	2006
	13.371278	13.238612	-0.99%	0	2005
	12.823482	13.371278	4.27%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.211809	2.12%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.027737	10.145400	1.17%	0	2006
	10.199280	10.027737	-1.68%	0	2005
	10.140286	10.199280	0.58%	0	2004

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.099993	17.630810	16.76%	0	2006
	14.691423	15.099993	2.78%	0	2005
	13.567190	14.691423	8.29%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.134824	14.665658	3.76%	0	2006
	13.761209	14.134824	2.71%	0	2005
	13.707815	13.761209	0.39%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.679051	21.417480	14.66%	0	2006
	16.152073	18.679051	15.64%	0	2005
	14.642203	16.152073	10.31%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.643261	14.501802	14.70%	0	2006
	10.936592	12.643261	15.61%	0	2005
	10.000000	10.936592	9.37%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	16.843160	18.272664	8.49%	0	2006
	14.831189	16.843160	13.57%	0	2005
	13.229346	14.831189	12.11%	0	2004

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.261016	10.403072	1.38%	0	2006
	10.343578	10.261016	-0.80%	0	2005
	10.197847	10.343578	1.43%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.785626	21.651876	9.43%	0	2006
	17.220038	19.785626	14.90%	0	2005
	14.189813	17.220038	21.35%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.200291	20.555897	12.94%	0	2006
	18.251327	18.200291	-0.28%	0	2005
	16.468875	18.251327	10.82%	0	2004

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.276323	15.073090	13.53%	0	2006
	10.000000	13.276323	32.76%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.605677	11.314604	6.68%	0	2006
	10.000000	10.605677	6.06%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.909826	11.864788	8.75%	0	2006
	10.000000	10.909826	9.10%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.116260	12.221279	9.94%	0	2006
	10.000000	11.116260	11.16%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.018444	10.18%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.191162	16.181933	14.03%	0	2006
	14.093437	14.191162	0.69%	0	2005
	13.042504	14.093437	8.06%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.185458	20.711387	13.89%	0	2006
	17.173368	18.185458	5.89%	0	2005
	14.255449	17.173368	20.47%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.578653	15.695719	24.78%	0	2006
	10.000000	12.578653	25.79%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.859913	19.934586	18.24%	0	2006
	15.719025	16.859913	7.26%	0	2005
	13.622650	15.719025	15.39%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	12.245306	14.480350	18.25%	0	2006
	11.420446	12.245306	7.22%	0	2005
	10.000000	11.420446	14.20%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.706720	10.663948	9.86%	0	2006
	10.000000	9.706720	-2.93%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.611299	13.671660	8.41%	0	2006
	12.031837	12.611299	4.82%	0	2005
	11.412832	12.031837	5.42%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.527005	16.494692	6.23%	0	2006
	14.169154	15.527005	9.58%	0	2005
	12.337835	14.169154	14.84%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.921078	16.114233	8.00%	0	2006
	13.818116	14.921078	7.98%	0	2005
	12.083760	13.818116	14.35%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.153685	30.270258	43.10%	0	2006
	16.467621	21.153685	28.46%	0	2005
	14.252430	16.467621	15.54%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.516527	20.790990	43.22%	0	2006
	11.294121	14.516527	28.53%	0	2005
	10.000000	11.294121	12.94%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.650484	9.790239	1.45%	0	2006
	9.771420	9.650484	-1.24%	0	2005
	9.959809	9.771420	-1.89%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.450793	14.051817	4.47%	0	2006
	13.255587	13.450793	1.47%	0	2005
	12.493813	13.255587	6.10%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.038216	17.643127	17.32%	0	2006
	14.508110	15.038216	3.65%	0	2005
	12.978767	14.508110	11.78%	0	2004

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.268189	11.030681	7.43%	0	2006
	10.338466	10.268189	-0.68%	0	2005
	10.000000	10.338466	3.38%	0	2004*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	12.031313	13.775643	14.50%	0	2006
	11.204949	12.031313	7.37%	0	2005
	10.000000	11.204949	12.05%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.627144	11.877122	11.76%	0	2006
	10.000000	10.627144	6.27%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.142123	10.560801	4.13%	0	2006
	10.000000	10.142123	1.42%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.796419	11.601738	7.46%	0	2006
	10.663330	10.796419	1.25%	0	2005
	10.000000	10.663330	6.63%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.641939	15.003550	2.47%	0	2006
	14.615808	14.641939	0.18%	0	2005
	13.419708	14.615808	8.91%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.543097	13.752977	19.14%	0	2006
	10.000000	11.543097	15.43%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	15.501880	17.276032	11.44%	0	2006
	14.037993	15.501880	10.43%	0	2005
	12.427433	14.037993	12.96%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.456406	12.373279	8.00%	0	2006
	10.000000	11.456406	14.56%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.944950	15.436803	10.70%	0	2006
	13.404243	13.944950	4.03%	0	2005
	12.154906	13.404243	10.28%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.370661	3.71%	0	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.352907	3.53%	0	2006*

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.650753	6.51%	0	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.181429	1.81%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.615727	13.584734	7.68%	0	2006
	12.656896	12.615727	-0.33%	0	2005
	11.809019	12.656896	7.18%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.354804	11.149688	7.68%	0	2006
	10.000000	10.354804	3.55%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	24.962820	33.129060	32.71%	0	2006
	19.375595	24.962820	28.84%	0	2005
	16.525546	19.375595	17.25%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	15.025566	19.976255	32.95%	0	2006
	11.648664	15.025566	28.99%	0	2005
	10.000000	11.648664	16.49%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.055383	21.466277	33.70%	0	2006
	15.530229	16.055383	3.38%	0	2005
	12.313215	15.530229	26.13%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	15.736403	15.777740	0.26%	0	2006
	15.002820	15.736403	4.89%	0	2005
	13.617871	15.002820	10.17%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	18.876419	21.519533	14.00%	0	2006
	18.864027	18.876419	0.07%	0	2005
	16.562373	18.864027	13.90%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.306537	19.917218	8.80%	0	2006
	16.787676	18.306537	9.05%	0	2005
	14.517509	16.787676	15.64%	0	2004

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	17.883664	20.908040	16.91%	0	2006
	16.580566	17.883664	7.86%	0	2005
	14.103400	16.580566	17.56%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.119354	15.077932	-0.27%	0	2006
	14.354454	15.119354	5.33%	0	2005
	13.708139	14.354454	4.71%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.294186	10.264328	-0.29%	0	2006
	9.769141	10.294186	5.37%	0	2005
	10.000000	9.769141	-2.31%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	14.812541	15.960776	7.75%	0	2006
	15.333495	14.812541	-3.40%	0	2005
	15.140282	15.333495	1.28%	0	2004

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.404324	11.263610	8.26%	0	2006
	10.770237	10.404324	-3.40%	0	2005
	10.000000	10.770237	7.70%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.068553	10.129990	0.61%	0	2006
	10.015015	10.068553	0.53%	0	2005
	9.962635	10.015015	0.53%	0	2004

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.899399	11.265452	3.36%	0	2006
	10.836897	10.899399	0.58%	22,143	2005
	10.636998	10.836897	1.88%	22,143	2004

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.040357	12.709505	5.56%	0	2006
	11.836190	12.040357	1.72%	0	2005
	11.346082	11.836190	4.32%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.238706	14.352141	8.41%	0	2006
	12.908186	13.238706	2.56%	0	2005
	12.105156	12.908186	6.63%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.712506	16.406499	11.51%	0	2006
	14.113660	14.712506	4.24%	0	2005
	12.933688	14.113660	9.12%	0	2004

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.861023	18.046687	13.78%	0	2006
	15.094263	15.861023	5.08%	0	2005
	13.597762	15.094263	11.01%	0	2004

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	14.932805	15.940299	6.75%	0	2006
	13.994583	14.932805	6.70%	0	2005
	12.477399	13.994583	12.16%	0	2004

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.624080	9.794206	1.77%	0	2006
	9.628441	9.624080	-0.05%	0	2005
	9.810935	9.628441	-1.86%	0	2004

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.550196	16.999938	-3.14%	0	2006
	16.138391	17.550196	8.75%	0	2005
	14.788374	16.138391	9.13%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.769320	7.69%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.359965	20.687550	19.17%	0	2006
	15.951095	17.359965	8.83%	0	2005
	13.645304	15.951095	16.82%	0	2004

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.390705	14.766245	19.17%	0	2006
	11.383636	12.390705	8.85%	0	2005
	10.000000	11.383636	13.84%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.438149	18.656197	6.98%	0	2006
	15.978117	17.438149	9.14%	0	2005
	14.181875	15.978117	12.67%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.452447	15.956119	10.40%	0	2006
	13.868376	14.452447	4.21%	0	2005
	13.005866	13.868376	6.63%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.564177	17.510656	12.51%	0	2006
	15.378922	15.564177	1.20%	0	2005
	13.492206	15.378922	13.98%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.153847	11.384471	2.07%	0	2006
	11.212189	11.153847	-0.52%	0	2005
	10.810989	11.212189	3.71%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.319587	15.012007	4.84%	0	2006
	14.026215	14.319587	2.09%	0	2005
	13.513916	14.026215	3.79%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.699393	14.515027	14.30%	0	2006
	11.437350	12.699393	11.03%	0	2005
	10.000000	11.437350	14.37%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.256202	22.002596	14.26%	0	2006
	17.340618	19.256202	11.05%	0	2005
	14.983757	17.340618	15.73%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.592807	13.391163	6.34%	0	2006
	12.680408	12.592807	-0.69%	0	2005
	11.979498	12.680408	5.85%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.197362	15.862146	11.73%	0	2006
	13.790950	14.197362	2.95%	0	2005
	12.979264	13.790950	6.25%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.538687	20.694340	11.63%	0	2006
	17.355616	18.538687	6.82%	0	2005
	14.958800	17.355616	16.02%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.524494	15.262154	12.85%	0	2006
	13.201360	13.524494	2.45%	0	2005
	12.204507	13.201360	8.17%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.533389	19.315023	24.35%	0	2006
	14.220424	15.533389	9.23%	0	2005
	12.571380	14.220424	13.12%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.250506	12.574995	2.65%	0	2006
	11.905241	12.250506	2.90%	0	2005
	11.643314	11.905241	2.25%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.115395	11.831153	6.44%	0	2006
	10.000000	11.115395	11.15%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.449233	12.070215	15.51%	0	2006
	10.000000	10.449233	4.49%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.949015	10.075999	1.28%	0	2006
	10.000000	9.949015	-0.51%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.286860	10.371626	0.82%	0	2006
	10.166177	10.286860	1.19%	0	2005
	10.034219	10.166177	1.32%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.551356	15.697327	7.88%	0	2006
	13.328752	14.551356	9.17%	0	2005
	12.437910	13.328752	7.16%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.105656	26.948269	34.03%	0	2006
	17.688232	20.105656	13.67%	0	2005
	13.352839	17.688232	32.47%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.828084	14.197739	10.68%	0	2006
	12.116472	12.828084	5.87%	0	2005
	11.349228	12.116472	6.76%	0	2004

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.418408	11.374425	9.18%	0	2006
	10.192830	10.418408	2.21%	0	2005
	10.000000	10.192830	1.93%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.349361	10.312362	-0.36%	0	2006
	10.056917	10.349361	2.91%	0	2005
	10.000000	10.056917	0.57%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	9.967909	10.133514	1.66%	0	2006
	9.984390	9.967909	-0.17%	0	2005
	10.000000	9.984390	-0.16%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.010003	13.157928	19.51%	0	2006
	10.644332	11.010003	3.44%	0	2005
	10.000000	10.644332	6.44%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	9.949982	10.056717	1.07%	0	2006
	10.029772	9.949982	-0.80%	0	2005
	10.000000	10.029772	0.30%	0	2004*

Additional Contract Options Elected (Total 2.70%)
(Variable account charges of 2.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.383812	16.906855	9.90%	0	2006
	14.995495	15.383812	2.59%	0	2005
	13.904497	14.995495	7.85%	285	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.439349	14.901683	3.20%	0	2006
	13.666449	14.439349	5.66%	0	2005
	13.209160	13.666449	3.46%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.461481	18.622189	13.13%	0	2006
	15.482266	16.461481	6.32%	0	2005
	13.804046	15.482266	12.16%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	14.901586	16.963176	13.83%	0	2006
	14.640963	14.901586	1.78%	0	2005
	13.528939	14.640963	8.22%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.578766	19.534747	11.13%	0	2006
	16.941580	17.578766	3.76%	0	2005
	14.622416	16.941580	15.86%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.828562	16.855464	13.67%	0	2006
	14.580180	14.828562	1.70%	0	2005
	13.310890	14.580180	9.54%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	15.773306	19.146390	21.38%	0	2006
	14.331330	15.773306	10.06%	0	2005
	12.832870	14.331330	11.68%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.264424	14.901632	21.50%	0	2006
	11.156364	12.264424	9.93%	0	2005
	10.000000	11.156364	11.56%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.103723	12.990174	16.99%	0	2006
	10.000000	11.103723	11.04%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.759434	12.935143	-5.99%	0	2006
	13.866297	13.759434	-0.77%	0	2005
	13.886366	13.866297	7.60%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.226827	17.552705	15.27%	0	2006
	14.923634	15.226827	2.03%	0	2005
	13.433540	14.923634	11.09%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.249972	11.918536	5.94%	0	2006
	10.000000	11.249972	12.50%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.455242	10.335203	-1.15%	0	2006
	10.579241	10.455242	-1.17%	0	2005
	10.275710	10.579241	2.95%	794	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.818648	19.837549	11.33%	0	2006
	17.076334	17.818648	4.35%	0	2005
	14.398821	17.076334	18.60%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	14.351708	16.088906	12.10%	2,619	2006
	14.122620	14.351708	1.62%	2,866	2005
	13.152795	14.122620	7.37%	2,561	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.944223	14.637231	13.08%	0	2006
	12.776279	12.944223	1.31%	0	2005
	12.529791	12.776279	1.97%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.126454	15.237302	0.73%	0	2006
	14.726633	15.126454	2.71%	0	2005
	13.629760	14.726633	8.05%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.302207	16.211370	13.35%	0	2006
	14.027907	14.302207	1.96%	0	2005
	13.166166	14.027907	6.55%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.219090	14.893279	12.66%	0	2006
	13.358397	13.219090	-1.04%	0	2005
	12.817714	13.358397	4.22%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.208329	2.08%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.012938	10.125236	1.12%	0	2006
	10.189458	10.012938	-1.73%	0	2005
	10.135722	10.189458	0.53%	0	2004

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.077729	17.595802	16.70%	0	2006
	14.677279	15.077729	2.73%	0	2005
	13.561088	14.677279	8.23%	873	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.113970	14.636513	3.70%	0	2006
	13.747955	14.113970	2.66%	0	2005
	13.701649	13.747955	0.34%	930	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.651531	21.374971	14.60%	0	2006
	16.136539	18.651531	15.59%	0	2005
	14.635627	16.136539	10.26%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.632503	14.482041	14.64%	0	2006
	10.932892	12.632503	15.55%	0	2005
	10.000000	10.932892	9.33%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	16.818327	18.236387	8.43%	1,460	2006
	14.816910	16.818327	13.51%	1,460	2005
	13.223395	14.816910	12.05%	1,460	2004

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.245868	10.382389	1.33%	0	2006
	10.333602	10.245868	-0.85%	0	2005
	10.193260	10.333602	1.38%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.756481	21.608905	9.38%	209	2006
	17.203473	19.756481	14.84%	209	2005
	14.183441	17.203473	21.29%	459	2004

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.173475	20.515088	12.88%	0	2006
	18.233772	18.173475	-0.33%	0	2005
	16.461485	18.233772	10.77%	0	2004

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.271812	15.060243	13.48%	0	2006
	10.000000	13.271812	32.72%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.602063	11.304950	6.63%	0	2006
	10.000000	10.602063	6.02%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.906116	11.854675	8.70%	0	2006
	10.000000	10.906116	9.06%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.112479	12.210862	9.88%	0	2006
	10.000000	11.112479	11.12%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.014694	10.15%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.170259	16.149816	13.97%	238	2006
	14.079886	14.170259	0.64%	239	2005
	13.036650	14.079886	8.00%	240	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.158666	20.670291	13.83%	0	2006
	17.156834	18.158666	5.84%	0	2005
	14.249037	17.156834	20.41%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.574382	15.682353	24.72%	0	2006
	10.000000	12.574382	25.74%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.835067	19.895019	18.18%	0	2006
	15.703898	16.835067	7.20%	0	2005
	13.616535	15.703898	15.33%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	12.234869	14.460601	18.19%	0	2006
	11.416560	12.234869	7.17%	0	2005
	10.000000	11.416560	14.17%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.703414	10.654855	9.81%	0	2006
	10.000000	9.703414	-2.97%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.592696	13.644506	8.35%	0	2006
	12.020244	12.592696	4.76%	0	2005
	11.407697	12.020244	5.37%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.504109	16.461920	6.18%	0	2006
	14.155513	15.504109	9.53%	0	2005
	12.332291	14.155513	14.78%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.900668	16.083956	7.94%	0	2006
	13.806284	14.900668	7.93%	0	2005
	12.079613	13.806284	14.29%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.122496	30.210168	43.02%	0	2006
	16.451756	21.122496	28.39%	0	2005
	14.246024	16.451756	15.48%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.504159	20.762653	43.15%	0	2006
	11.290283	14.504159	28.47%	0	2005
	10.000000	11.290283	12.90%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.636249	9.770794	1.40%	0	2006
	9.762014	9.636249	-1.29%	0	2005
	9.955329	9.762014	-1.94%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.430943	14.023902	4.41%	262	2006
	13.242813	13.430943	1.42%	263	2005
	12.488185	13.242813	6.04%	263	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.016031	17.608077	17.26%	1,251	2006
	14.494132	15.016031	3.60%	1,251	2005
	12.972926	14.494132	11.73%	1,251	2004

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.259657	11.015869	7.37%	0	2006
	10.335160	10.259657	-0.73%	0	2005
	10.000000	10.335160	3.35%	0	2004*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	12.021319	13.757155	14.44%	0	2006
	11.201369	12.021319	7.32%	0	2005
	10.000000	11.201369	12.01%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.623527	11.867014	11.71%	0	2006
	10.000000	10.623527	6.24%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.138675	10.551812	4.07%	0	2006
	10.000000	10.138675	1.39%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.787435	11.586145	7.40%	0	2006
	10.659917	10.787435	1.20%	0	2005
	10.000000	10.659917	6.60%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.620350	14.973750	2.42%	0	2006
	14.601735	14.620350	0.13%	0	2005
	13.413668	14.601735	8.86%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.539162	13.741257	19.08%	0	2006
	10.000000	11.539162	15.39%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	15.478049	17.240632	11.39%	0	2006
	14.023592	15.478049	10.37%	0	2005
	12.421068	14.023592	12.90%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.452501	12.362736	7.95%	0	2006
	10.000000	11.452501	14.53%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.925889	15.407810	10.64%	0	2006
	13.392775	13.925889	3.98%	0	2005
	12.150747	13.392775	10.22%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.367125	3.67%	0	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.349385	3.49%	0	2006*

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.647123	6.47%	0	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.177964	1.78%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.597132	13.557768	7.63%	0	2006
	12.644713	12.597132	-0.38%	0	2005
	11.803715	12.644713	7.12%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.351283	11.140183	7.62%	0	2006
	10.000000	10.351283	3.51%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	24.926053	33.063333	32.65%	0	2006
	19.356954	24.926053	28.77%	0	2005
	16.518123	19.356954	17.19%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	15.012775	19.949016	32.88%	0	2006
	11.644707	15.012775	28.92%	0	2005
	10.000000	11.644707	16.45%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.031720	21.423673	33.63%	0	2006
	15.515277	16.031720	3.33%	0	2005
	12.307671	15.515277	26.06%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	15.713206	15.746409	0.21%	0	2006
	14.988380	15.713206	4.84%	0	2005
	13.611753	14.988380	10.11%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	18.848605	21.476827	13.94%	0	2006
	18.845879	18.848605	0.01%	0	2005
	16.554929	18.845879	13.84%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.279558	19.877673	8.74%	0	2006
	16.771526	18.279558	8.99%	0	2005
	14.510988	16.771526	15.58%	0	2004

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	17.857299	20.866520	16.85%	0	2006
	16.564598	17.857299	7.80%	0	2005
	14.097055	16.564598	17.50%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.097060	15.047983	-0.33%	0	2006
	14.340628	15.097060	5.27%	0	2005
	13.701966	14.340628	4.66%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.285422	10.250328	-0.34%	0	2006
	9.765820	10.285422	5.32%	0	2005
	10.000000	9.765820	-2.34%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	14.790694	15.929085	7.70%	0	2006
	15.318740	14.790694	-3.45%	0	2005
	15.133490	15.318740	1.22%	0	2004

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.395474	11.248260	8.20%	0	2006
	10.766587	10.395474	-3.45%	0	2005
	10.000000	10.766587	7.67%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.053696	10.109866	0.56%	0	2006
	10.005359	10.053696	0.48%	0	2005
	9.958142	10.005359	0.47%	0	2004

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.883299	11.243049	3.31%	0	2006
	10.826442	10.883299	0.53%	0	2005
	10.632205	10.826442	1.83%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.022586	12.684250	5.50%	23,398	2006
	11.824787	12.022586	1.67%	23,400	2005
	11.340974	11.824787	4.27%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.219193	14.323647	8.35%	3,768	2006
	12.895765	13.219193	2.51%	3,987	2005
	12.099714	12.895765	6.58%	3,347	2004

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.690818	16.373923	11.46%	37,063	2006
	14.100070	14.690818	4.19%	43,486	2005
	12.927866	14.100070	9.07%	17,744	2004

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.837645	18.010853	13.72%	70,722	2006
	15.079743	15.837645	5.03%	84,202	2005
	13.591653	15.079743	10.95%	65,405	2004

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	14.912403	15.910367	6.69%	0	2006
	13.982615	14.912403	6.65%	0	2005
	12.473132	13.982615	12.10%	0	2004

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.609689	9.774552	1.72%	0	2006
	9.618970	9.609689	-0.10%	587	2005
	9.806322	9.618970	-1.91%	0	2004

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.524301	16.966159	-3.18%	0	2006
	16.122850	17.524301	8.69%	0	2005
	14.781727	16.122850	9.07%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.765655	7.66%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.336214	20.648674	19.11%	0	2006
	15.937431	17.336214	8.78%	0	2005
	13.649628	15.937431	16.76%	0	2004

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.380156	14.746131	19.11%	0	2006
	11.379776	12.380156	8.79%	0	2005
	10.000000	11.379776	13.80%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.412461	18.619166	6.93%	0	2006
	15.962749	17.412461	9.08%	0	2005
	14.175509	15.962749	12.61%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.431147	15.924444	10.35%	0	2006
	13.855035	14.431147	4.16%	0	2005
	13.000020	13.855035	6.58%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.541220	17.475873	12.45%	0	2006
	15.364109	15.541220	1.15%	0	2005
	13.486131	15.364109	13.93%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.137395	11.361858	2.02%	0	2006
	11.201387	11.137395	-0.57%	0	2005
	10.806126	11.201387	3.66%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.298478	14.982196	4.78%	0	2006
	14.012700	14.298478	2.04%	0	2005
	13.507838	14.012700	3.74%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.688592	14.495253	14.24%	0	2006
	11.433463	12.688592	10.98%	0	2005
	10.000000	11.433463	14.33%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.227848	21.958952	14.20%	0	2006
	17.323937	19.227848	10.99%	0	2005
	14.977033	17.323937	15.67%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.574246	13.364581	6.29%	0	2006
	12.668195	12.574246	-0.74%	0	2005
	11.974106	12.668195	5.80%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.176418	15.830641	11.67%	1,308	2006
	13.777669	14.176418	2.89%	1,308	2005
	12.973431	13.777669	6.20%	1,308	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.511367	20.653265	11.57%	0	2006
	17.338914	18.511367	6.76%	0	2005
	14.952077	17.338914	15.96%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.506000	15.233478	12.79%	0	2006
	13.190054	13.506000	2.40%	0	2005
	12.200318	13.190054	8.11%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.512142	19.278732	24.28%	0	2006
	14.208241	15.512142	9.18%	0	2005
	12.567062	14.208241	13.06%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.233756	12.551359	2.60%	0	2006
	11.895053	12.233756	2.85%	0	2005
	11.639317	11.895053	2.20%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.111609	11.821078	6.38%	0	2006
	10.000000	11.111609	11.12%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.445667	12.059930	15.45%	0	2006
	10.000000	10.445667	4.46%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.945627	10.067409	1.22%	0	2006
	10.000000	9.945627	-0.54%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.272794	10.352139	0.77%	0	2006
	10.157467	10.272794	1.14%	0	2005
	10.030773	10.157467	1.26%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.528975	15.665159	7.82%	0	2006
	13.315068	14.528975	9.12%	0	2005
	12.431525	13.315068	7.11%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.074749	26.893082	33.96%	0	2006
	17.670088	20.074749	13.61%	0	2005
	13.345991	17.670088	32.40%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.812449	14.173175	10.62%	0	2006
	12.107905	12.812449	5.82%	0	2005
	11.347027	12.107905	6.71%	0	2004

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.412399	11.362036	9.12%	0	2006
	10.192174	10.412399	2.16%	0	2005
	10.000000	10.192174	1.92%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.343382	10.301117	-0.41%	0	2006
	10.056268	10.343382	2.86%	0	2005
	10.000000	10.056268	0.56%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	9.962162	10.122484	1.61%	0	2006
	9.983746	9.962162	-0.22%	0	2005
	10.000000	9.983746	-0.16%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.003661	13.143619	19.45%	0	2006
	10.643645	11.003661	3.38%	0	2005
	10.000000	10.643645	6.44%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	9.944243	10.045770	1.02%	0	2006
	10.029125	9.944243	-0.85%	0	2005
	10.000000	10.029125	0.29%	0	2004*

Additional Contract Options Elected (Total 2.75%)
(Variable account charges of 2.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	14.140812	15.532828	9.84%	0	2006
	13.790927	14.140812	2.54%	0	2005
	12.794135	13.790927	7.79%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.263749	13.681420	3.15%	0	2006
	12.560211	13.263749	5.60%	0	2005
	12.146174	12.560211	3.41%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.190459	17.175529	13.07%	0	2006
	14.294172	15.190459	6.27%	0	2005
	12.751290	14.294172	12.10%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.414103	15.262085	13.78%	0	2006
	13.186252	13.414103	1.73%	0	2005
	12.190984	13.186252	8.16%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	16.220743	18.016376	11.07%	0	2006
	15.640797	16.220743	3.71%	0	2005
	13.506639	15.640797	15.80%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.623342	15.477566	13.61%	0	2006
	13.402011	13.623342	1.65%	0	2005
	12.241571	13.402011	9.48%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	15.321986	18.589029	21.32%	0	2006
	13.928401	15.321986	10.01%	0	2005
	12.478474	13.928401	11.62%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.253995	14.881330	21.44%	0	2006
	11.152579	12.253995	9.88%	0	2005
	10.000000	11.152579	11.53%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.099949	12.979119	16.93%	0	2006
	10.000000	11.099949	11.00%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	12.455103	11.702944	-6.04%	0	2006
	12.558278	12.455103	-0.82%	0	2005
	11.676772	12.558278	7.55%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	13.946940	16.069089	15.22%	0	2006
	13.676234	13.946940	1.98%	0	2005
	12.317024	13.676234	11.04%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.246145	11.908366	5.89%	0	2006
	10.000000	11.246145	12.46%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.439144	10.314001	-1.20%	0	2006
	10.568368	10.439144	-1.22%	0	2005
	10.270430	10.568368	2.90%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.410264	18.260217	11.27%	0	2006
	15.734676	16.410264	4.29%	0	2005
	13.274342	15.734676	18.53%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	13.094038	14.671470	12.05%	0	2006
	12.891636	13.094038	1.57%	0	2005
	12.012514	12.891636	7.32%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.953710	13.510240	13.02%	0	2006
	11.804661	11.953710	1.26%	0	2005
	11.582860	11.804661	1.91%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	14.016466	14.111941	0.68%	0	2006
	13.652977	14.016466	2.66%	0	2005
	12.642571	13.652977	7.99%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.393645	15.173742	13.29%	0	2006
	13.143524	13.393645	1.90%	0	2005
	12.342453	13.143524	6.49%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.188691	13.725346	12.61%	0	2006
	12.323453	12.188691	-1.09%	0	2005
	11.830736	12.323453	4.16%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.204854	2.05%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.844659	9.949965	1.07%	0	2006
	10.023347	9.844659	-1.78%	0	2005
	9.975615	10.023347	0.48%	0	2004

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.852510	16.157685	16.64%	0	2006
	13.491515	13.852510	2.68%	0	2005
	12.471913	13.491515	8.18%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.701314	13.164805	3.65%	0	2006
	12.378260	12.701314	2.61%	0	2005
	12.342911	12.378260	0.29%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.290207	20.950159	14.54%	0	2006
	15.832040	18.290207	15.53%	0	2005
	14.366822	15.832040	10.20%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.621740	14.462290	14.58%	0	2006
	10.929165	12.621740	15.49%	0	2005
	10.000000	10.929165	9.29%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.609618	16.917090	8.38%	0	2006
	13.759080	15.609618	13.45%	0	2005
	12.285646	13.759080	11.99%	0	2004

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.056955	10.185742	1.28%	0	2006
	10.148269	10.056955	-0.90%	0	2005
	10.015587	10.148269	1.32%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.213360	21.004090	9.32%	0	2006
	16.739109	19.213360	14.78%	0	2005
	13.807693	16.739109	21.23%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.161154	18.234143	12.83%	0	2006
	16.223094	16.161154	-0.38%	0	2005
	14.653775	16.223094	10.71%	0	2004

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.267310	15.047416	13.42%	0	2006
	10.000000	13.267310	32.67%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.598456	11.295312	6.58%	0	2006
	10.000000	10.598456	5.98%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.902402	11.844572	8.64%	0	2006
	10.000000	10.902402	9.02%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.108705	12.200463	9.83%	0	2006
	10.000000	11.108705	11.09%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.010936	10.11%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.093505	14.914999	13.91%	0	2006
	13.016674	13.093505	0.59%	0	2005
	12.058413	13.016674	7.95%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.666383	18.961885	13.77%	0	2006
	15.754961	16.666383	5.78%	0	2005
	13.091484	15.754961	20.35%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.570104	15.668988	24.65%	0	2006
	10.000000	12.570104	25.70%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.062611	18.972437	18.12%	0	2006
	14.991026	16.062611	7.15%	0	2005
	13.005097	14.991026	15.27%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	12.224436	14.440865	18.13%	0	2006
	11.412675	12.224436	7.11%	0	2005
	10.000000	11.412675	14.13%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.700107	10.645767	9.75%	0	2006
	10.000000	9.700107	-3.00%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.939548	12.930167	8.30%	0	2006
	11.402622	11.939548	4.71%	0	2005
	10.827105	11.402622	5.32%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.510263	15.398782	6.12%	0	2006
	13.254893	14.510263	9.47%	0	2005
	11.553597	13.254893	14.73%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.880289	16.053727	7.89%	0	2006
	13.794474	14.880289	7.87%	0	2005
	12.075478	13.794474	14.24%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	19.906984	28.457112	42.95%	0	2006
	15.512965	19.906984	28.32%	0	2005
	13.439992	15.512965	15.42%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.491811	20.734351	43.08%	0	2006
	11.286445	14.491811	28.40%	0	2005
	10.000000	11.286445	12.86%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.586138	9.714992	1.34%	0	2006
	9.716232	9.586138	-1.34%	0	2005
	9.913731	9.716232	-1.99%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.213138	12.745788	4.36%	0	2006
	12.048246	12.213138	1.37%	0	2005
	11.367537	12.048246	5.99%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.014222	16.424933	17.20%	0	2006
	13.534074	14.014222	3.55%	0	2005
	12.119843	13.534074	11.67%	0	2004

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.251124	11.001069	7.32%	0	2006
	10.331859	10.251124	-0.78%	0	2005
	10.000000	10.331859	3.32%	0	2004*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	12.011310	13.738661	14.38%	0	2006
	11.197779	12.011310	7.27%	0	2005
	10.000000	11.197779	11.98%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.619909	11.856898	11.65%	0	2006
	10.000000	10.619909	6.20%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.135212	10.542807	4.02%	0	2006
	10.000000	10.135212	1.35%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.778453	11.570564	7.35%	0	2006
	10.656504	10.778453	1.14%	0	2005
	10.000000	10.656504	6.57%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.474988	13.793625	2.36%	0	2006
	13.464723	13.474988	0.08%	0	2005
	12.375530	13.464723	8.80%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.535240	13.729538	19.02%	0	2006
	10.000000	11.535240	15.35%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	15.454241	17.205292	11.33%	0	2006
	14.009196	15.454241	10.31%	0	2005
	12.414689	14.009196	12.84%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.448603	12.352189	7.89%	0	2006
	10.000000	11.448603	14.49%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.906813	15.378820	10.58%	0	2006
	13.381289	13.906813	3.93%	0	2005
	12.146568	13.381289	10.17%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.363593	3.64%	0	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.345854	3.46%	0	2006*

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.643505	6.44%	0	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.174500	1.75%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.635459	12.516349	7.57%	0	2006
	11.685407	11.635459	-0.43%	0	2005
	10.913823	11.685407	7.07%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.347759	11.130696	7.57%	0	2006
	10.000000	10.347759	3.48%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	23.765012	31.507117	32.58%	0	2006
	18.464766	23.765012	28.70%	0	2005
	15.764871	18.464766	17.13%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	15.000000	19.921838	32.81%	0	2006
	11.640756	15.000000	28.86%	0	2005
	10.000000	11.640756	16.41%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	15.305643	20.442923	33.56%	0	2006
	14.820198	15.305643	3.28%	0	2005
	11.762324	14.820198	26.00%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	14.270918	14.293732	0.16%	0	2006
	13.619596	14.270918	4.78%	0	2005
	12.375046	13.619596	10.06%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	16.674207	18.989489	13.89%	0	2006
	16.680345	16.674207	-0.04%	0	2005
	14.660176	16.680345	13.78%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	16.716877	18.169061	8.69%	0	2006
	15.345626	16.716877	8.94%	0	2005
	13.284106	15.345626	15.52%	0	2004

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	16.660463	19.458024	16.79%	0	2006
	15.462328	16.660463	7.75%	0	2005
	13.165747	15.462328	17.44%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	13.578034	13.526955	-0.38%	0	2006
	12.904326	13.578034	5.22%	0	2005
	12.335980	12.904326	4.61%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.276647	10.236352	-0.39%	0	2006
	9.762494	10.276647	5.27%	0	2005
	10.000000	9.762494	-2.38%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	13.402733	14.426893	7.64%	0	2006
	13.888335	13.402733	-3.50%	0	2005
	13.727437	13.888335	1.17%	0	2004

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.386599	11.232897	8.15%	0	2006
	10.762915	10.386599	-3.50%	0	2005
	10.000000	10.762915	7.63%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	9.954928	10.005415	0.51%	0	2006
	9.912146	9.954928	0.43%	0	2005
	9.870436	9.912146	0.42%	0	2004

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.651066	10.997500	3.25%	0	2006
	10.600846	10.651066	0.47%	0	2005
	10.415999	10.600846	1.77%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.571769	12.202378	5.45%	0	2006
	11.387224	11.571769	1.62%	0	2005
	10.926922	11.387224	4.21%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.535451	13.575830	8.30%	0	2006
	12.235023	12.535451	2.46%	0	2005
	11.485655	12.235023	6.52%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.746606	15.313687	11.40%	10,684	2006
	13.200595	13.746606	4.14%	10,686	2005
	12.109389	13.200595	9.01%	10,688	2004

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.636665	16.636549	13.66%	0	2006
	13.943365	14.636665	4.97%	0	2005
	12.573870	13.943365	10.89%	0	2004

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	14.891991	15.880435	6.64%	0	2006
	13.970638	14.891991	6.59%	0	2005
	12.468855	13.970638	12.04%	0	2004

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.595316	9.754929	1.66%	0	2006
	9.609508	9.595316	-0.15%	0	2005
	9.801712	9.609508	-1.96%	0	2004

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	15.555992	15.052811	-3.23%	0	2006
	14.319285	15.555992	8.64%	0	2005
	13.134937	14.319285	9.02%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.761991	7.62%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.312502	20.609862	19.05%	0	2006
	15.923791	17.312502	8.72%	0	2005
	13.466949	15.923791	16.70%	0	2004

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.369612	14.726035	19.05%	0	2006
	11.375904	12.369612	8.74%	0	2005
	10.000000	11.375904	13.76%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.896522	16.989461	6.88%	0	2006
	14.580496	15.896522	9.03%	0	2005
	12.954662	14.580496	12.55%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	13.235276	14.597345	10.29%	0	2006
	12.713412	13.235276	4.10%	0	2005
	11.934984	12.713412	6.52%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	14.302634	16.074868	12.39%	0	2006
	14.146884	14.302634	1.10%	0	2005
	12.424069	14.146884	13.87%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.744406	10.955332	1.96%	0	2006
	10.811681	10.744406	-0.62%	0	2005
	10.435528	10.811681	3.60%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	12.901553	13.511546	4.73%	0	2006
	12.650184	12.901553	1.99%	0	2005
	12.200675	12.650184	3.68%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.677771	14.475470	14.18%	0	2006
	11.429587	12.677771	10.92%	0	2005
	10.000000	11.429587	14.30%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.975701	20.518439	14.15%	0	2006
	16.204092	17.975701	10.93%	0	2005
	14.016105	16.204092	15.61%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.503458	12.220230	6.23%	0	2006
	11.595358	11.503458	-0.79%	0	2005
	10.965685	11.595358	5.74%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	13.085247	14.604644	11.61%	0	2006
	12.723699	13.085247	2.84%	0	2005
	11.987135	12.723699	6.14%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	16.805357	18.740234	11.51%	0	2006
	15.749018	16.805357	6.71%	0	2005
	13.588023	15.749018	15.90%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.487518	15.204854	12.73%	0	2006
	13.178754	13.487518	2.34%	0	2005
	12.196135	13.178754	8.06%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.490923	19.242493	24.22%	0	2006
	14.196078	15.490923	9.12%	0	2005
	12.562751	14.196078	13.00%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.217024	12.527778	2.54%	0	2006
	11.884869	12.217024	2.79%	0	2005
	11.635330	11.884869	2.14%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.107838	11.811012	6.33%	0	2006
	10.000000	11.107838	11.08%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.442115	12.049648	15.39%	0	2006
	10.000000	10.442115	4.42%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.942239	10.058822	1.17%	0	2006
	10.000000	9.942239	-0.58%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.258741	10.332690	0.72%	0	2006
	10.148776	10.258741	1.08%	0	2005
	10.027332	10.148776	1.21%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.506605	15.633022	7.76%	0	2006
	13.301386	14.506605	9.06%	0	2005
	12.425135	13.301386	7.05%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.043870	26.837957	33.90%	0	2006
	17.651949	20.043870	13.55%	0	2005
	13.339141	17.651949	32.33%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.796819	14.148631	10.56%	0	2006
	12.099333	12.796819	5.76%	0	2005
	11.344828	12.099333	6.65%	0	2004

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.406395	11.349671	9.06%	0	2006
	10.191514	10.406395	2.11%	0	2005
	10.000000	10.191514	1.92%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.337425	10.289913	-0.46%	0	2006
	10.055618	10.337425	2.80%	0	2005
	10.000000	10.055618	0.56%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	9.956412	10.111458	1.56%	0	2006
	9.983101	9.956412	-0.27%	0	2005
	10.000000	9.983101	-0.17%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.997320	13.129310	19.39%	0	2006
	10.642960	10.997320	3.33%	0	2005
	10.000000	10.642960	6.43%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	9.938505	10.034827	0.97%	0	2006
	10.028476	9.938505	-0.90%	0	2005
	10.000000	10.028476	0.28%	0	2004*

Additional Contract Options Elected (Total 2.80%)
(Variable account charges of 2.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	14.121454	15.503610	9.79%	0	2006
	13.779112	14.121454	2.48%	0	2005
	12.789753	13.779112	7.74%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.245580	13.655678	3.10%	0	2006
	12.549441	13.245580	5.55%	0	2005
	12.142002	12.549441	3.36%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.169665	17.143227	13.01%	0	2006
	14.281923	15.169665	6.22%	0	2005
	12.746907	14.281923	12.04%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.395752	15.233390	13.72%	0	2006
	13.174961	13.395752	1.68%	0	2005
	12.186801	13.174961	8.11%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	16.198526	17.982482	11.01%	0	2006
	15.627392	16.198526	3.65%	0	2005
	13.502003	15.627392	15.74%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.604697	15.448472	13.55%	0	2006
	13.390532	13.604697	1.60%	0	2005
	12.237370	13.390532	9.42%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	15.301021	18.554075	21.26%	0	2006
	13.916463	15.301021	9.95%	0	2005
	12.474199	13.916463	11.56%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.243539	14.861010	21.38%	0	2006
	11.148784	12.243539	9.82%	0	2005
	10.000000	11.148784	11.49%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.096173	12.968040	16.87%	0	2006
	10.000000	11.096173	10.96%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	12.438053	11.680932	-6.09%	0	2006
	12.547516	12.438053	-0.87%	0	2005
	11.672766	12.547516	7.49%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	13.927848	16.038864	15.16%	0	2006
	13.664522	13.927848	1.93%	0	2005
	12.312803	13.664522	10.98%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.242314	11.898203	5.83%	0	2006
	10.000000	11.242314	12.42%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.423066	10.292835	-1.25%	0	2006
	10.557506	10.423066	-1.27%	0	2005
	10.265149	10.557506	2.85%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.387803	18.225887	11.22%	0	2006
	15.721199	16.387803	4.24%	0	2005
	13.269792	15.721199	18.47%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	13.076138	14.643919	11.99%	0	2006
	12.880598	13.076138	1.52%	0	2005
	12.008388	12.880598	7.26%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.937337	13.484814	12.96%	0	2006
	11.794538	11.937337	1.21%	0	2005
	11.578890	11.794538	1.86%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.997272	14.085397	0.63%	0	2006
	13.641274	13.997272	2.61%	0	2005
	12.638237	13.641274	7.94%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.375330	15.145228	13.23%	0	2006
	13.132267	13.375330	1.85%	0	2005
	12.338227	13.132267	6.44%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.172011	13.699522	12.55%	0	2006
	12.312912	12.172011	-1.14%	0	2005
	11.826685	12.312912	4.11%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.201373	2.01%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.831161	9.931232	1.02%	0	2006
	10.014740	9.831161	-1.83%	0	2005
	9.972182	10.014740	0.43%	0	2004

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.833557	16.127300	16.58%	0	2006
	13.479956	13.833557	2.62%	0	2005
	12.467627	13.479956	8.12%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.683920	13.140040	3.60%	0	2006
	12.367653	12.683920	2.56%	0	2005
	12.338678	12.367653	0.23%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.265166	20.910740	14.48%	0	2006
	15.818470	18.265166	15.47%	0	2005
	14.361896	15.818470	10.14%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.610993	14.442568	14.52%	0	2006
	10.925448	12.610993	15.43%	0	2005
	10.000000	10.925448	9.25%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.588257	16.885277	8.32%	1,383	2006
	13.747290	15.588257	13.39%	1,425	2005
	12.281426	13.747290	11.94%	0	2004

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.043177	10.166563	1.23%	0	2006
	10.139560	10.043177	-0.95%	0	2005
	10.012138	10.139560	1.27%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.187074	20.964602	9.26%	0	2006
	16.724783	19.187074	14.72%	0	2005
	13.802964	16.724783	21.17%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.139025	18.199841	12.77%	0	2006
	16.209185	16.139025	-0.43%	0	2005
	14.648743	16.209185	10.65%	0	2004

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.262786	15.034572	13.36%	0	2006
	10.000000	13.262786	32.63%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.594840	11.285675	6.52%	0	2006
	10.000000	10.594840	5.95%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.898691	11.834454	8.59%	0	2006
	10.000000	10.898691	8.99%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.104914	12.190040	9.77%	0	2006
	10.000000	11.104914	11.05%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.007185	10.07%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.075590	14.886954	13.85%	0	2006
	13.005516	13.075590	0.54%	0	2005
	12.054270	13.005516	7.89%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.643589	18.926235	13.71%	0	2006
	15.741475	16.643589	5.73%	0	2005
	13.086999	15.741475	20.28%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.565818	15.655615	24.59%	0	2006
	10.000000	12.565818	25.66%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.040611	18.936735	18.05%	0	2006
	14.978170	16.040611	7.09%	0	2005
	13.000619	14.978170	15.21%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	12.214028	14.421179	18.07%	0	2006
	11.408797	12.214028	7.06%	0	2005
	10.000000	11.408797	14.09%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.696793	10.636680	9.69%	0	2006
	10.000000	9.696793	-3.03%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.923172	12.905812	8.24%	0	2006
	11.392831	11.923172	4.66%	0	2005
	10.823381	11.392831	5.26%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.490406	15.369835	6.07%	0	2006
	13.243551	14.490406	9.41%	0	2005
	11.549642	13.243551	14.67%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.859913	16.023529	7.83%	0	2006
	13.782638	14.859913	7.82%	0	2005
	12.071324	13.782638	14.18%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	19.879731	28.403592	42.88%	0	2006
	15.499666	19.879731	28.26%	0	2005
	13.435381	15.499666	15.36%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.479447	20.706048	43.00%	0	2006
	11.282595	14.479447	28.33%	0	2005
	10.000000	11.282595	12.83%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.573004	9.696717	1.29%	0	2006
	9.707882	9.573004	-1.39%	0	2005
	9.910320	9.707882	-2.04%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.196431	12.721833	4.31%	0	2006
	12.037929	12.196431	1.32%	0	2005
	11.363642	12.037929	5.93%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.995070	16.394070	17.14%	0	2006
	13.522497	13.995070	3.49%	0	2005
	12.115695	13.522497	11.61%	0	2004

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.242572	10.986252	7.26%	0	2006
	10.328537	10.242572	-0.83%	0	2005
	10.000000	10.328537	3.29%	0	2004*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	12.001309	13.720189	14.32%	0	2006
	11.194198	12.001309	7.21%	0	2005
	10.000000	11.194198	11.94%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.616288	11.846765	11.59%	0	2006
	10.000000	10.616288	6.16%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.131757	10.533813	3.97%	0	2006
	10.000000	10.131757	1.32%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.769475	11.555000	7.29%	0	2006
	10.653091	10.769475	1.09%	0	2005
	10.000000	10.653091	6.53%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.456536	13.767669	2.31%	0	2006
	13.453192	13.456536	0.02%	0	2005
	12.371289	13.453192	8.75%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.531311	13.717844	18.96%	0	2006
	10.000000	11.531311	15.31%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	15.430456	17.170007	11.27%	0	2006
	13.994800	15.430456	10.26%	0	2005
	12.408314	13.994800	12.79%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.444702	12.341647	7.84%	0	2006
	10.000000	11.444702	14.45%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.887782	15.349909	10.53%	0	2006
	13.369827	13.887782	3.87%	0	2005
	12.142400	13.369827	10.11%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.360055	3.60%	0	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.342338	3.42%	0	2006*

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.639867	6.40%	0	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.171033	1.71%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.619538	12.492809	7.52%	0	2006
	11.675400	11.619538	-0.48%	0	2005
	10.910077	11.675400	7.01%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.344229	11.121185	7.51%	0	2006
	10.000000	10.344229	3.44%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	23.732497	31.447881	32.51%	0	2006
	18.448949	23.732497	28.64%	0	2005
	15.759468	18.448949	17.07%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	14.987235	19.894675	32.74%	0	2006
	11.636799	14.987235	28.79%	0	2005
	10.000000	11.636799	16.37%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	15.284686	20.404469	33.50%	0	2006
	14.807486	15.284686	3.22%	0	2005
	11.758284	14.807486	25.93%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	14.251377	14.266847	0.11%	0	2006
	13.607925	14.251377	4.73%	0	2005
	12.370807	13.607925	10.00%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	16.651400	18.953800	13.83%	0	2006
	16.666066	16.651400	-0.09%	0	2005
	14.655152	16.666066	13.72%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	16.694020	18.134915	8.63%	0	2006
	15.332497	16.694020	8.88%	0	2005
	13.279559	15.332497	15.46%	0	2004

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	16.637664	19.421442	16.73%	0	2006
	15.449091	16.637664	7.69%	0	2005
	13.161241	15.449091	17.38%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	13.559455	13.501517	-0.43%	0	2006
	12.893287	13.559455	5.17%	0	2005
	12.331761	12.893287	4.55%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.267888	10.222370	-0.44%	0	2006
	9.759182	10.267888	5.21%	0	2005
	10.000000	9.759182	-2.41%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	13.384391	14.399764	7.59%	0	2006
	13.876441	13.384391	-3.55%	0	2005
	13.722729	13.876441	1.12%	0	2004

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.377741	11.217570	8.09%	0	2006
	10.759262	10.377741	-3.55%	0	2005
	10.000000	10.759262	7.59%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	9.941273	9.986568	0.46%	0	2006
	9.903636	9.941273	0.38%	0	2005
	9.867034	9.903636	0.37%	0	2004

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.636490	10.976822	3.20%	0	2006
	10.591762	10.636490	0.42%	0	2005
	10.412427	10.591762	1.72%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.555928	12.179419	5.40%	1,445	2006
	11.377460	11.555928	1.57%	1,448	2005
	10.923167	11.377460	4.16%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.518287	13.550279	8.24%	9,795	2006
	12.224533	12.518287	2.40%	9,797	2005
	11.481709	12.224533	6.47%	5,115	2004

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.616624	16.605254	13.61%	1,792	2006
	13.931417	14.616624	4.92%	1,794	2005
	12.569557	13.931417	10.83%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.727793	15.284893	11.34%	10,879	2006
	13.189278	13.727793	4.08%	18,671	2005
	12.105231	13.189278	8.96%	9,420	2004

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	14.871586	15.850558	6.58%	0	2006
	13.958654	14.871586	6.54%	0	2005
	12.464573	13.958654	11.99%	0	2004

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.580955	9.735336	1.61%	0	2006
	9.600047	9.580955	-0.20%	0	2005
	9.797101	9.600047	-2.01%	0	2004

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	15.534704	15.024513	-3.28%	0	2006
	14.307021	15.534704	8.58%	0	2005
	13.130422	14.307021	8.96%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.758307	7.58%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.288801	20.571100	18.99%	0	2006
	15.910146	17.288801	8.67%	0	2005
	13.640268	15.910146	16.64%	0	2004

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.359066	14.705923	18.99%	0	2006
	11.372039	12.359066	8.68%	0	2005
	10.000000	11.372039	13.72%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.874744	16.957482	6.82%	0	2006
	14.567992	15.874744	8.97%	0	2005
	12.950210	14.567992	12.49%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	13.217161	14.569894	10.23%	0	2006
	12.702523	13.217161	4.05%	0	2005
	11.930892	12.702523	6.47%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	14.283056	16.044633	12.33%	0	2006
	14.134759	14.283056	1.05%	0	2005
	12.419804	14.134759	13.81%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.729694	10.934729	1.91%	0	2006
	10.802415	10.729694	-0.67%	0	2005
	10.431942	10.802415	3.55%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	12.883906	13.486148	4.67%	0	2006
	12.639352	12.883906	1.93%	0	2005
	12.196491	12.639352	3.63%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.666971	14.455738	14.12%	0	2006
	11.425697	12.666971	10.86%	0	2005
	10.000000	11.425697	14.26%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.951115	20.479865	14.09%	0	2006
	16.190217	17.951115	10.88%	0	2005
	14.011298	16.190217	15.55%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.487704	12.197232	6.18%	0	2006
	11.585419	11.487704	-0.84%	0	2005
	10.961919	11.585419	5.69%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	13.067323	14.577174	11.55%	0	2006
	12.712792	13.067323	2.79%	0	2005
	11.983024	12.712792	6.09%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	16.782352	18.704995	11.46%	0	2006
	15.735520	16.782352	6.65%	0	2005
	13.583359	15.735520	15.84%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.469048	15.176246	12.67%	0	2006
	13.167457	13.469048	2.29%	0	2005
	12.191947	13.167457	8.00%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.469723	19.206311	24.15%	0	2006
	14.183924	15.469723	9.07%	0	2005
	12.558447	14.183924	12.94%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.200292	12.504200	2.49%	0	2006
	11.874685	12.200292	2.74%	0	2005
	11.631345	11.874685	2.09%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.104047	11.800922	6.28%	0	2006
	10.000000	11.104047	11.04%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.438556	12.039375	15.34%	0	2006
	10.000000	10.438556	4.39%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.938848	10.050235	1.12%	0	2006
	10.000000	9.938848	-0.61%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.244667	10.313209	0.67%	0	2006
	10.140056	10.244667	1.03%	0	2005
	10.023880	10.140056	1.16%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.484279	15.600967	7.71%	0	2006
	13.287725	14.484279	9.00%	0	2005
	12.418758	13.287725	7.00%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.013002	26.782915	33.83%	0	2006
	17.633805	20.013002	13.49%	0	2005
	13.332280	17.633805	32.26%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.781217	14.124141	10.51%	0	2006
	12.090771	12.781217	5.71%	0	2005
	11.342629	12.090771	6.60%	0	2004

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.400384	11.337288	9.01%	0	2006
	10.190860	10.400384	2.06%	0	2005
	10.000000	10.190860	1.91%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.331455	10.278703	-0.51%	0	2006
	10.054970	10.331455	2.75%	0	2005
	10.000000	10.054970	0.55%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	9.950664	10.100436	1.51%	0	2006
	9.982456	9.950664	-0.32%	0	2005
	10.000000	9.982456	-0.18%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.990979	13.115012	19.33%	0	2006
	10.642273	10.990979	3.28%	0	2005
	10.000000	10.642273	6.42%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	9.932766	10.023890	0.92%	0	2006
	10.027828	9.932766	-0.95%	0	2005
	10.000000	10.027828	0.28%	0	2004*

Additional Contract Options Elected (Total 2.90%)
(Variable account charges of 2.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	14.082772	15.445290	9.68%	0	2006
	13.755481	14.082772	2.38%	0	2005
	12.780967	13.755481	7.62%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.209319	13.604316	2.99%	0	2006
	12.527929	13.209319	5.44%	0	2005
	12.133668	12.527929	3.25%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.128125	17.078741	12.89%	0	2006
	14.257436	15.128125	6.11%	0	2005
	12.738161	14.257436	11.93%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.359058	15.176090	13.60%	0	2006
	13.152366	13.359058	1.57%	0	2005
	12.178430	13.152366	8.00%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	16.154216	17.914891	10.90%	0	2006
	15.600628	16.154216	3.55%	0	2005
	13.492749	15.600628	15.62%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.567446	15.390378	13.44%	0	2006
	13.367576	13.567446	1.50%	0	2005
	12.228964	13.367576	9.31%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	15.259105	18.484272	21.14%	0	2006
	13.892599	15.259105	9.84%	0	2005
	12.465623	13.892599	11.45%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.222665	14.820471	21.25%	0	2006
	11.141201	12.222665	9.71%	0	2005
	10.000000	11.141201	11.41%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.088599	12.945901	16.75%	0	2006
	10.000000	11.088599	10.89%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	12.403985	11.636986	-6.18%	0	2006
	12.525993	12.403985	-0.97%	0	2005
	11.664747	12.525993	7.38%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	13.889704	15.978534	15.04%	0	2006
	13.641091	13.889704	1.82%	0	2005
	12.304334	13.641091	10.86%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.234659	11.877890	5.73%	0	2006
	10.000000	11.234659	12.35%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.390962	10.250604	-1.35%	0	2006
	10.535795	10.390962	-1.37%	0	2005
	10.254590	10.535795	2.74%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.342953	18.157352	11.10%	0	2006
	15.694264	16.342953	4.13%	0	2005
	13.260690	15.694264	18.35%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	13.040322	14.588820	11.87%	0	2006
	12.858506	13.040322	1.41%	0	2005
	12.000142	12.858506	7.15%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.904638	13.434090	12.85%	0	2006
	11.774304	11.904638	1.11%	0	2005
	11.570934	11.774304	1.76%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.958952	14.032413	0.53%	0	2006
	13.617890	13.958952	2.50%	0	2005
	12.629559	13.617890	7.83%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.338695	15.088254	13.12%	0	2006
	13.109750	13.338695	1.75%	0	2005
	12.329751	13.109750	6.33%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.138671	13.647992	12.43%	0	2006
	12.291793	12.138671	-1.25%	0	2005
	11.818555	12.291793	4.00%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.194422	1.94%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.804217	9.893854	0.91%	0	2006
	9.997561	9.804217	-1.93%	0	2005
	9.965327	9.997561	0.32%	0	2004

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.795673	16.066649	16.46%	0	2006
	13.456846	13.795673	2.52%	0	2005
	12.459069	13.456846	8.01%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.649189	13.090608	3.49%	0	2006
	12.346444	12.649189	2.45%	0	2005
	12.330205	12.346444	0.13%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.215158	20.832105	14.37%	0	2006
	15.791349	18.215158	15.35%	0	2005
	14.352034	15.791349	10.03%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.589481	14.403139	14.41%	0	2006
	10.918019	12.589481	15.31%	0	2005
	10.000000	10.918019	9.18%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.545572	16.821769	8.21%	0	2006
	13.723723	15.545572	13.28%	0	2005
	12.272996	13.723723	11.82%	0	2004

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.015658	10.128315	1.12%	0	2006
	10.122163	10.015658	-1.05%	0	2005
	10.005256	10.122163	1.17%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.134542	20.885751	9.15%	0	2006
	16.696106	19.134542	14.60%	0	2005
	13.793477	16.696106	21.04%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.094853	18.131407	12.65%	0	2006
	16.181416	16.094853	-0.53%	0	2005
	14.638700	16.181416	10.54%	0	2004

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.253757	15.008928	13.24%	0	2006
	10.000000	13.253757	32.54%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.587614	11.266401	6.41%	0	2006
	10.000000	10.587614	5.88%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.891253	11.814257	8.47%	0	2006
	10.000000	10.891253	8.91%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.097340	12.169241	9.66%	0	2006
	10.000000	11.097340	10.97%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	10.999677	10.00%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.039769	14.830946	13.74%	0	2006
	12.983211	13.039769	0.44%	0	2005
	12.045993	12.983211	7.78%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.598023	18.855057	13.60%	0	2006
	15.714493	16.598023	5.62%	0	2005
	13.078014	15.714493	20.16%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.557258	15.628896	24.46%	0	2006
	10.000000	12.557258	25.57%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	15.996704	18.865540	17.93%	0	2006
	14.952499	15.996704	6.98%	0	2005
	12.991703	14.952499	15.09%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	12.193209	14.381842	17.95%	0	2006
	11.401040	12.193209	6.95%	0	2005
	10.000000	11.401040	14.01%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.690179	10.618516	9.58%	0	2006
	10.000000	9.690179	-3.10%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.890510	12.857250	8.13%	0	2006
	11.373293	11.890510	4.55%	0	2005
	10.815940	11.373293	5.15%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.450732	15.312013	5.96%	0	2006
	13.220843	14.450732	9.30%	0	2005
	11.541708	13.220843	14.55%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.819240	15.963282	7.72%	0	2006
	13.759029	14.819240	7.71%	0	2005
	12.063045	13.759029	14.06%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	19.825334	28.296833	42.73%	0	2006
	15.473111	19.825334	28.13%	0	2005
	13.426165	15.473111	15.25%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.454788	20.649599	42.86%	0	2006
	11.274929	14.454788	28.20%	0	2005
	10.000000	11.274929	12.75%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.546777	9.660236	1.19%	0	2006
	9.691239	9.546777	-1.49%	0	2005
	9.903507	9.691239	-2.14%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.163031	12.673971	4.20%	0	2006
	12.017285	12.163031	1.21%	0	2005
	11.355831	12.017285	5.82%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.956727	16.332392	17.02%	0	2006
	13.499305	13.956727	3.39%	0	2005
	12.107371	13.499305	11.50%	0	2004

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.225513	10.956700	7.15%	0	2006
	10.321921	10.225513	-0.93%	0	2005
	10.000000	10.321921	3.22%	0	2004*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	11.981327	13.683285	14.21%	0	2006
	11.187025	11.981327	7.10%	0	2005
	10.000000	11.187025	11.87%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.609054	11.826552	11.48%	0	2006
	10.000000	10.609054	6.09%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.124850	10.515826	3.86%	0	2006
	10.000000	10.124850	1.25%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.751539	11.523930	7.18%	0	2006
	10.646268	10.751539	0.99%	0	2005
	10.000000	10.646268	6.46%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.419688	13.715880	2.21%	0	2006
	13.430116	13.419688	-0.08%	0	2005
	12.362790	13.430116	8.63%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.523451	13.694417	18.84%	0	2006
	10.000000	11.523451	15.23%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	15.382955	17.099587	11.16%	0	2006
	13.966047	15.382955	10.15%	0	2005
	12.395570	13.966047	12.67%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.436904	12.320585	7.73%	0	2006
	10.000000	11.436904	14.37%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.849765	15.292170	10.41%	0	2006
	13.346916	13.849765	3.77%	0	2005
	12.134069	13.346916	10.00%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.352988	3.53%	0	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.335279	3.35%	0	2006*

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.632602	6.33%	0	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.164081	1.64%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.587708	12.445815	7.41%	0	2006
	11.655376	11.587708	-0.58%	0	2005
	10.902580	11.655376	6.90%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.337176	11.102217	7.40%	0	2006
	10.000000	10.337176	3.37%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	23.667553	31.329657	32.37%	0	2006
	18.417335	23.667553	28.51%	0	2005
	15.748667	18.417335	16.95%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	14.961672	19.840375	32.61%	0	2006
	11.628878	14.961672	28.66%	0	2005
	10.000000	11.628878	16.29%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	15.242822	20.327720	33.36%	0	2006
	14.782091	15.242822	3.12%	0	2005
	11.750192	14.782091	25.80%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	14.212372	14.213183	0.01%	0	2006
	13.584600	14.212372	4.62%	0	2005
	12.362310	13.584600	9.89%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	16.605827	18.882526	13.71%	0	2006
	16.637516	16.605827	-0.19%	0	2005
	14.645102	16.637516	13.60%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	16.648325	18.066722	8.52%	0	2006
	15.306215	16.648325	8.77%	0	2005
	13.270446	15.306215	15.34%	0	2004

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	16.592118	19.348407	16.61%	0	2006
	15.422614	16.592118	7.58%	0	2005
	13.152205	15.422614	17.26%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	13.522315	13.450725	-0.53%	0	2006
	12.871172	13.522315	5.06%	0	2005
	12.323283	12.871172	4.45%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.250372	10.194456	-0.55%	0	2006
	9.752536	10.250372	5.10%	0	2005
	10.000000	9.752536	-2.47%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	13.347747	14.345610	7.48%	0	2006
	13.852672	13.347747	-3.64%	0	2005
	13.713318	13.852672	1.02%	0	2004

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.360060	11.186955	7.98%	0	2006
	10.751957	10.360060	-3.64%	0	2005
	10.000000	10.751957	7.52%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	9.914054	9.949017	0.35%	0	2006
	9.886658	9.914054	0.28%	0	2005
	9.860251	9.886658	0.27%	0	2004

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.607328	10.935500	3.09%	0	2006
	10.573577	10.607328	0.32%	0	2005
	10.405257	10.573577	1.62%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.524270	12.133582	5.29%	0	2006
	11.357949	11.524270	1.46%	0	2005
	10.915663	11.357949	4.05%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.483991	13.499289	8.13%	0	2006
	12.203565	12.483991	2.30%	0	2005
	11.473815	12.203565	6.36%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.690198	15.227391	11.23%	6,550	2006
	13.166672	13.690198	3.98%	6,550	2005
	12.096924	13.166672	8.84%	6,550	2004

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.576583	16.542776	13.49%	320	2006
	13.907522	14.576583	4.81%	322	2005
	12.560927	13.907522	10.72%	0	2004

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	14.830885	15.790949	6.47%	0	2006
	13.934731	14.830885	6.43%	0	2005
	12.456019	13.934731	11.87%	0	2004

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.552274	9.696233	1.51%	0	2006
	9.581141	9.552274	-0.30%	0	2005
	9.787876	9.581141	-2.11%	0	2004

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	15.492183	14.967996	-3.38%	0	2006
	14.282499	15.492183	8.47%	0	2005
	13.121426	14.282499	8.85%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.750967	7.51%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.241481	20.493766	18.86%	0	2006
	15.882898	17.241481	8.55%	0	2005
	13.630908	15.882898	16.52%	0	2004

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.338001	14.665811	18.87%	0	2006
	11.364307	12.338001	8.57%	0	2005
	10.000000	11.364307	13.64%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.831280	16.893707	6.71%	0	2006
	14.543012	15.831280	8.86%	0	2005
	12.941316	14.543012	12.38%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	13.180964	14.515092	10.12%	0	2006
	12.680737	13.180964	3.94%	0	2005
	11.922694	12.680737	6.36%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	14.243936	15.984278	12.22%	0	2006
	14.110530	14.243936	0.95%	0	2005
	12.411279	14.110530	13.69%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.700276	10.893552	1.81%	0	2006
	10.783870	10.700276	-0.78%	0	2005
	10.424765	10.783870	3.44%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	12.848610	13.435402	4.57%	0	2006
	12.617678	12.848610	1.83%	0	2005
	12.188116	12.617678	3.52%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.645362	14.416256	14.00%	0	2006
	11.417920	12.645362	10.75%	0	2005
	10.000000	11.417920	14.18%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.901961	20.402828	13.97%	0	2006
	16.162460	17.901961	10.76%	0	2005
	14.001678	16.162460	15.43%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.456241	12.151338	6.07%	0	2006
	11.565559	11.456241	-0.95%	0	2005
	10.954392	11.565559	5.58%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	13.031540	14.522344	11.44%	0	2006
	12.690995	13.031540	2.68%	0	2005
	11.974785	12.690995	5.98%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	16.736436	18.634685	11.34%	0	2006
	15.708576	16.736436	6.54%	0	2005
	13.574057	15.708576	15.72%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.432161	15.119153	12.56%	0	2006
	13.144882	13.432161	2.19%	0	2005
	12.183573	13.144882	7.89%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.427356	19.134074	24.03%	0	2006
	14.159595	15.427356	8.95%	0	2005
	12.549818	14.159595	12.83%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.166878	12.457162	2.39%	0	2006
	11.854318	12.166878	2.64%	0	2005
	11.623350	11.854318	1.99%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.096477	11.780778	6.17%	0	2006
	10.000000	11.096477	10.96%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.431436	12.018820	15.22%	0	2006
	10.000000	10.431436	4.31%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.932069	10.033075	1.02%	0	2006
	10.000000	9.932069	-0.68%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.216599	10.274400	0.57%	0	2006
	10.122660	10.216599	0.93%	0	2005
	10.016986	10.122660	1.05%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.439659	15.536948	7.60%	0	2006
	13.260395	14.439659	8.89%	0	2005
	12.405989	13.260395	6.89%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	19.951427	26.673154	33.69%	0	2006
	17.597589	19.951427	13.38%	0	2005
	13.318588	17.597589	32.13%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.750023	14.075215	10.39%	0	2006
	12.073652	12.750023	5.60%	0	2005
	11.338227	12.073652	6.49%	0	2004

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.388384	11.312600	8.90%	0	2006
	10.189541	10.388384	1.95%	0	2005
	10.000000	10.189541	1.90%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.319518	10.256284	-0.61%	0	2006
	10.053665	10.319518	2.64%	0	2005
	10.000000	10.053665	0.54%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	9.939167	10.078417	1.40%	0	2006
	9.981164	9.939167	-0.42%	0	2005
	10.000000	9.981164	-0.19%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.978293	13.086426	19.20%	0	2006
	10.640899	10.978293	3.17%	0	2005
	10.000000	10.640899	6.41%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	9.921293	10.002039	0.81%	0	2006
	10.026532	9.921293	-1.05%	0	2005
	10.000000	10.026532	0.27%	0	2004*

Additional Contract Options Elected (Total 2.95%)
(Variable account charges of 2.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	14.063464	15.416198	9.62%	0	2006
	13.743679	14.063464	2.33%	0	2005
	12.776581	13.743679	7.57%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.191217	13.578698	2.94%	0	2006
	12.517189	13.191217	5.38%	0	2005
	12.129507	12.517189	3.20%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.107382	17.046563	12.84%	0	2006
	14.245194	15.107382	6.05%	0	2005
	12.733783	14.245194	11.87%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.340748	15.147501	13.54%	0	2006
	13.141080	13.340748	1.52%	0	2005
	12.174249	13.141080	7.94%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	16.132048	17.881134	10.84%	0	2006
	15.587227	16.132048	3.50%	0	2005
	13.488105	15.587227	15.56%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.548825	15.361347	13.38%	0	2006
	13.356098	13.548825	1.44%	0	2005
	12.224760	13.356098	9.25%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	15.238179	18.449453	21.07%	0	2006
	13.880674	15.238179	9.78%	0	2005
	12.461347	13.880674	11.39%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.212211	14.800201	21.19%	0	2006
	11.137401	12.212211	9.65%	0	2005
	10.000000	11.137401	11.37%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.084819	12.934852	16.69%	0	2006
	10.000000	11.084819	10.85%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	12.387000	11.615071	-6.23%	0	2006
	12.515259	12.387000	-1.02%	0	2005
	11.660746	12.515259	7.33%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	13.870673	15.948450	14.98%	0	2006
	13.629395	13.870673	1.77%	0	2005
	12.300119	13.629395	10.81%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.230829	11.867748	5.67%	0	2006
	10.000000	11.230829	12.31%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.374932	10.229535	-1.40%	0	2006
	10.524947	10.374932	-1.43%	0	2005
	10.249311	10.524947	2.69%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.320582	18.123187	11.04%	0	2006
	15.680816	16.320582	4.08%	0	2005
	13.256138	15.680816	18.29%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	13.022426	14.561317	11.82%	0	2006
	12.847460	13.022426	1.36%	0	2005
	11.996017	12.847460	7.10%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.888318	13.408775	12.79%	0	2006
	11.764206	11.888318	1.05%	0	2005
	11.566955	11.764206	1.71%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.939809	14.005971	0.47%	0	2006
	13.606201	13.939809	2.45%	0	2005
	12.625221	13.606201	7.77%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.320413	15.059842	13.06%	0	2006
	13.098507	13.320413	1.69%	0	2005
	12.325521	13.098507	6.27%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.122027	13.622285	12.38%	0	2006
	12.281237	12.122027	-1.30%	0	2005
	11.814494	12.281237	3.95%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.190937	1.91%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.790765	9.875201	0.86%	0	2006
	9.988969	9.790765	-1.98%	0	2005
	9.961892	9.988969	0.27%	0	2004

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.776764	16.036397	16.40%	451	2006
	13.445300	13.776764	2.47%	510	2005
	12.454790	13.445300	7.95%	576	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.631845	13.065942	3.44%	0	2006
	12.335850	12.631845	2.40%	0	2005
	12.325979	12.335850	0.08%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.190186	20.792856	14.31%	0	2006
	15.777797	18.190186	15.29%	0	2005
	14.347105	15.777797	9.97%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.578753	14.383473	14.35%	0	2006
	10.914304	12.578753	15.25%	0	2005
	10.000000	10.914304	9.14%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.524254	16.790060	8.15%	454	2006
	13.711943	15.524254	13.22%	509	2005
	12.268778	13.711943	11.76%	570	2004

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.001915	10.109218	1.07%	0	2006
	10.113473	10.001915	-1.10%	0	2005
	10.001808	10.113473	1.12%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.108331	20.846437	9.10%	0	2006
	16.681794	19.108331	14.55%	0	2005
	13.788746	16.681794	20.98%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.072781	18.097253	12.60%	0	2006
	16.167524	16.072781	-0.59%	0	2005
	14.633668	16.167524	10.48%	0	2004

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.249240	14.996100	13.18%	0	2006
	10.000000	13.249240	32.49%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.584006	11.256789	6.36%	0	2006
	10.000000	10.584006	5.84%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.887542	11.804171	8.42%	0	2006
	10.000000	10.887542	8.88%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.093553	12.158832	9.60%	0	2006
	10.000000	11.093553	10.94%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	10.995917	9.96%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.021890	14.803007	13.68%	457	2006
	12.972076	13.021890	0.38%	520	2005
	12.041853	12.972076	7.72%	589	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.575282	18.819567	13.54%	0	2006
	15.701020	16.575282	5.57%	0	2005
	13.073524	15.701020	20.10%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.552973	15.615558	24.40%	0	2006
	10.000000	12.552973	25.53%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	15.974763	18.830000	17.87%	0	2006
	14.939663	15.974763	6.93%	0	2005
	12.987233	14.939663	15.03%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	12.182802	14.362187	17.89%	0	2006
	11.397159	12.182802	6.89%	0	2005
	10.000000	11.397159	13.97%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.686868	10.609446	9.52%	0	2006
	10.000000	9.686868	-3.13%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.874220	12.833053	8.07%	0	2006
	11.363538	11.874220	4.49%	0	2005
	10.812225	11.363538	5.10%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.430909	15.283153	5.91%	0	2006
	13.209490	14.430909	9.25%	0	2005
	11.537740	13.209490	14.49%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.798918	15.933206	7.66%	0	2006
	13.747213	14.798918	7.65%	0	2005
	12.058897	13.747213	14.00%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	19.798149	28.243527	42.66%	0	2006
	15.459824	19.798149	28.06%	0	2005
	13.421543	15.459824	15.19%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.442455	20.621396	42.78%	0	2006
	11.271093	14.442455	28.14%	0	2005
	10.000000	11.271093	12.71%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.533675	9.642015	1.14%	0	2006
	9.682910	9.533675	-1.54%	0	2005
	9.900100	9.682910	-2.19%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.146358	12.650097	4.15%	511	2006
	12.006977	12.146358	1.16%	583	2005
	11.351938	12.006977	5.77%	657	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.937597	16.301638	16.96%	0	2006
	13.487721	13.937597	3.34%	0	2005
	12.103214	13.487721	11.44%	0	2004

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.216996	10.941951	7.10%	0	2006
	10.318614	10.216996	-0.98%	0	2005
	10.000000	10.318614	3.19%	0	2004*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	11.971353	13.664869	14.15%	0	2006
	11.183447	11.971353	7.05%	0	2005
	10.000000	11.183447	11.83%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.605432	11.816447	11.42%	0	2006
	10.000000	10.605432	6.05%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.121387	10.506831	3.81%	0	2006
	10.000000	10.121387	1.21%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.742569	11.508400	7.13%	0	2006
	10.642847	10.742569	0.94%	0	2005
	10.000000	10.642847	6.43%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.401289	13.690037	2.15%	0	2006
	13.418595	13.401289	-0.13%	0	2005
	12.358545	13.418595	8.58%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.519520	13.682718	18.78%	0	2006
	10.000000	11.519520	15.20%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	15.359255	17.064462	11.10%	0	2006
	13.951690	15.359255	10.09%	0	2005
	12.389202	13.951690	12.61%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.433004	12.310047	7.67%	0	2006
	10.000000	11.433004	14.33%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.830761	15.263359	10.36%	0	2006
	13.335445	13.830761	3.71%	0	2005
	12.129890	13.335445	9.94%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.349455	3.49%	0	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.331751	3.32%	0	2006*

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.628974	6.29%	0	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.160608	1.61%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.571819	12.422370	7.35%	0	2006
	11.645370	11.571819	-0.63%	0	2005
	10.898830	11.645370	6.85%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.333647	11.092730	7.35%	0	2006
	10.000000	10.333647	3.34%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	23.635117	31.270657	32.31%	0	2006
	18.401538	23.635117	28.44%	0	2005
	15.743263	18.401538	16.89%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	14.948912	19.813291	32.54%	0	2006
	11.624907	14.948912	28.59%	0	2005
	10.000000	11.624907	16.25%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	15.221917	20.289429	33.29%	0	2006
	14.769408	15.221917	3.06%	0	2005
	11.746152	14.769408	25.74%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	14.192893	14.186413	-0.05%	0	2006
	13.572952	14.192893	4.57%	0	2005
	12.358072	13.572952	9.83%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	16.583045	18.846948	13.65%	0	2006
	16.623226	16.583045	-0.24%	0	2005
	14.640063	16.623226	13.55%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	16.625491	18.032670	8.46%	0	2006
	15.293080	16.625491	8.71%	0	2005
	13.256886	15.293080	15.28%	0	2004

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	16.569348	19.311939	16.55%	0	2006
	15.409356	16.569348	7.53%	0	2005
	13.147672	15.409356	17.20%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	13.503767	13.425362	-0.58%	0	2006
	12.860115	13.503767	5.01%	0	2005
	12.319048	12.860115	4.39%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.241625	10.180516	-0.60%	0	2006
	9.749213	10.241625	5.05%	0	2005
	10.000000	9.749213	-2.51%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	13.329437	14.318579	7.42%	0	2006
	13.840770	13.329437	-3.69%	0	2005
	13.708607	13.840770	0.96%	0	2004

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.351199	11.171653	7.93%	0	2006
	10.748282	10.351199	-3.69%	0	2005
	10.000000	10.748282	7.48%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	9.900449	9.930258	0.30%	0	2006
	9.878155	9.900449	0.23%	0	2005
	9.856856	9.878155	0.22%	0	2004

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.592776	10.914890	3.04%	0	2006
	10.564498	10.592776	0.27%	0	2005
	10.401676	10.564498	1.57%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.508453	12.110717	5.23%	0	2006
	11.348188	11.508453	1.41%	0	2005
	10.911909	11.348188	4.00%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.466888	13.473882	8.08%	0	2006
	12.193093	12.466888	2.25%	0	2005
	11.469885	12.193093	6.31%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.671407	15.198681	11.17%	5,926	2006
	13.155358	13.671407	3.92%	6,227	2005
	12.092762	13.155358	8.79%	0	2004

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.556624	16.511643	13.43%	0	2006
	13.895611	14.556624	4.76%	0	2005
	12.556618	13.895611	10.66%	0	2004

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	14.810554	15.761202	6.42%	0	2006
	13.922770	14.810554	6.38%	0	2005
	12.451739	13.922770	11.81%	0	2004

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.537960	9.676733	1.45%	0	2006
	9.571698	9.537960	-0.35%	0	2005
	9.783266	9.571698	-2.16%	0	2004

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	15.470933	14.939789	-3.43%	0	2006
	14.270238	15.470933	8.41%	0	2005
	13.116907	14.270238	8.79%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.747304	7.47%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.217846	20.455168	18.80%	0	2006
	15.869263	17.217846	8.50%	0	2005
	13.626227	15.869263	16.46%	0	2004

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.327458	14.645759	18.81%	0	2006
	11.360434	12.327458	8.51%	0	2005
	10.000000	11.360434	13.60%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.809563	16.861860	6.66%	0	2006
	14.530524	15.809563	8.80%	0	2005
	12.936875	14.530524	12.32%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	13.162881	14.487740	10.07%	0	2006
	12.669858	13.162881	3.89%	0	2005
	11.918603	12.669858	6.30%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	14.224408	15.954173	12.16%	0	2006
	14.098420	14.224408	0.89%	0	2005
	12.407007	14.098420	13.63%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.685595	10.873019	1.75%	0	2006
	10.774600	10.685595	-0.83%	0	2005
	10.421178	10.774600	3.39%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	12.830984	13.410075	4.51%	0	2006
	12.606837	12.830984	1.78%	0	2005
	12.183925	12.606837	3.47%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.634568	14.396554	13.95%	0	2006
	11.414028	12.634568	10.69%	0	2005
	10.000000	11.414028	14.14%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.877412	20.364400	13.91%	0	2006
	16.148596	17.877412	10.71%	0	2005
	13.996866	16.148596	15.37%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.440542	12.128469	6.01%	0	2006
	11.555632	11.440542	-1.00%	0	2005
	10.950629	11.555632	5.52%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	13.013685	14.494993	11.38%	0	2006
	12.680111	13.013685	2.63%	0	2005
	11.970677	12.680111	5.93%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	16.713479	18.599571	11.28%	0	2006
	15.695084	16.713479	6.49%	0	2005
	13.569384	15.695084	15.67%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.413747	15.090676	12.50%	0	2006
	13.133600	13.413747	2.13%	0	2005
	12.179388	13.133600	7.83%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.406195	19.098030	23.96%	0	2006
	14.147445	15.406195	8.90%	0	2005
	12.545504	14.147445	12.77%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.150188	12.433676	2.33%	0	2006
	11.844146	12.150188	2.58%	0	2005
	11.619356	11.844146	1.93%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.092700	11.770717	6.11%	0	2006
	10.000000	11.092700	10.93%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.427875	12.008550	15.16%	0	2006
	10.000000	10.427875	4.28%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.928677	10.024498	0.97%	0	2006
	10.000000	9.928677	-0.71%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.202582	10.255045	0.51%	0	2006
	10.113961	10.202582	0.88%	0	2005
	10.013541	10.113961	1.00%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.417397	15.505032	7.54%	0	2006
	13.246746	14.417397	8.84%	0	2005
	12.399593	13.246746	6.83%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	19.920683	26.618400	33.62%	0	2006
	17.579500	19.920683	13.32%	0	2005
	13.311750	17.579500	32.06%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.734445	14.050799	10.34%	0	2006
	12.065085	12.734445	5.55%	0	2005
	11.336020	12.065085	6.43%	0	2004

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.382371	11.300254	8.84%	0	2006
	10.188881	10.382371	1.90%	0	2005
	10.000000	10.188881	1.89%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.313565	10.245100	-0.66%	0	2006
	10.053017	10.313565	2.59%	0	2005
	10.000000	10.053017	0.53%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	9.933423	10.067420	1.35%	0	2006
	9.980518	9.933423	-0.47%	0	2005
	10.000000	9.980518	-0.19%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.971935	13.072136	19.14%	0	2006
	10.640213	10.971935	3.12%	0	2005
	10.000000	10.640213	6.40%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	9.915557	9.991123	0.76%	0	2006
	10.025882	9.915557	-1.10%	0	2005
	10.000000	10.025882	0.26%	0	2004*

Additional Contract Options Elected (Total 3.00%)
(Variable account charges of 3.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	14.044173	15.387143	9.56%	0	2006
	13.731881	14.044173	2.27%	0	2005
	12.772184	13.731881	7.51%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.173108	13.553086	2.88%	0	2006
	12.506429	13.173108	5.33%	0	2005
	12.125334	12.506429	3.14%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.086644	17.014412	12.78%	0	2006
	14.232956	15.086644	6.00%	0	2005
	12.729398	14.232956	11.81%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.322441	15.118942	13.48%	0	2006
	13.129797	13.322441	1.47%	0	2005
	12.170062	13.129797	7.89%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	16.109928	17.847442	10.79%	0	2006
	15.573848	16.109928	3.44%	0	2005
	13.483465	15.573848	15.50%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.530245	15.332417	13.32%	0	2006
	13.344635	13.530245	1.39%	0	2005
	12.220559	13.344635	9.20%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	15.217279	18.414683	21.01%	0	2006
	13.868763	15.217279	9.72%	0	2005
	12.457066	13.868763	11.33%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.201804	14.779987	21.13%	0	2006
	11.133617	12.201804	9.59%	0	2005
	10.000000	11.133617	11.34%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.081032	12.923783	16.63%	0	2006
	10.000000	11.081032	10.81%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	12.369972	11.593156	-6.28%	0	2006
	12.504494	12.369972	-1.08%	0	2005
	11.656728	12.504494	7.27%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	13.851642	15.918394	14.92%	0	2006
	13.617689	13.851642	1.72%	0	2005
	12.295881	13.617689	10.75%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.227000	11.857597	5.62%	0	2006
	10.000000	11.227000	12.27%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.358916	10.208498	-1.45%	0	2006
	10.514102	10.358916	-1.48%	0	2005
	10.244027	10.514102	2.64%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.298183	18.089017	10.99%	0	2006
	15.667349	16.298183	4.03%	0	2005
	13.251580	15.667349	18.23%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	13.004561	14.533868	11.76%	0	2006
	12.836430	13.004561	1.31%	0	2005
	11.991891	12.836430	7.04%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.872011	13.383510	12.73%	0	2006
	11.754107	11.872011	1.00%	0	2005
	11.562979	11.754107	1.65%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.920690	13.979570	0.42%	0	2006
	13.594518	13.920690	2.40%	0	2005
	12.620879	13.594518	7.71%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.302143	15.031453	13.00%	0	2006
	13.087265	13.302143	1.64%	0	2005
	12.321287	13.087265	6.22%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.105400	13.596609	12.32%	0	2006
	12.270685	12.105400	-1.35%	0	2005
	11.810432	12.270685	3.90%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.187464	1.87%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.777323	9.856585	0.81%	0	2006
	9.980384	9.777323	-2.03%	0	2005
	9.958461	9.980384	0.22%	0	2004

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.757877	16.006173	16.34%	0	2006
	13.433771	13.757877	2.41%	0	2005
	12.450518	13.433771	7.90%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.614528	13.041325	3.38%	0	2006
	12.325260	12.614528	2.35%	0	2005
	12.321736	12.325260	0.03%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.165258	20.753700	14.25%	0	2006
	15.764268	18.165258	15.23%	0	2005
	14.342175	15.764268	9.92%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.567998	14.363796	14.29%	0	2006
	10.910580	12.567998	15.19%	0	2005
	10.000000	10.910580	9.11%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.502973	16.758440	8.10%	0	2006
	13.700175	15.502973	13.16%	0	2005
	12.264561	13.700175	11.71%	0	2004

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	9.988168	10.090136	1.02%	0	2006
	10.104772	9.988168	-1.15%	0	2005
	9.998360	10.104772	1.06%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.082135	20.807151	9.04%	0	2006
	16.667474	19.082135	14.49%	0	2005
	13.784006	16.667474	20.92%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.050754	18.063175	12.54%	0	2006
	16.153653	16.050754	-0.64%	0	2005
	14.628647	16.153653	10.42%	0	2004

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.244735	14.983295	13.13%	0	2006
	10.000000	13.244735	32.45%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.580382	11.247150	6.30%	0	2006
	10.000000	10.580382	5.80%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.883823	11.794078	8.36%	0	2006
	10.000000	10.883823	8.84%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.089775	12.148444	9.55%	0	2006
	10.000000	11.089775	10.90%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	10.992170	9.92%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.004019	14.775106	13.62%	0	2006
	12.960924	13.004019	0.33%	0	2005
	12.037719	12.960924	7.67%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.552545	18.784090	13.48%	0	2006
	15.687533	16.552545	5.51%	0	2005
	13.096029	15.687533	20.04%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.548694	15.602208	24.33%	0	2006
	10.000000	12.548694	25.49%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	15.952834	18.794486	17.81%	0	2006
	14.926826	15.952834	6.87%	0	2005
	12.982764	14.926826	14.97%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	12.172389	14.342545	17.83%	0	2006
	11.393278	12.172389	6.84%	0	2005
	10.000000	11.393278	13.93%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.683554	10.600367	9.47%	0	2006
	10.000000	9.683554	-3.16%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.857903	12.808832	8.02%	0	2006
	11.353765	11.857903	4.44%	0	2005
	10.808494	11.353765	5.04%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.411129	15.254372	5.85%	0	2006
	13.198153	14.411129	9.19%	0	2005
	11.533772	13.198153	14.43%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.778610	15.903169	7.61%	0	2006
	13.735407	14.778610	7.59%	0	2005
	12.054751	13.735407	13.94%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	19.770989	28.190307	42.58%	0	2006
	15.446543	19.770989	28.00%	0	2005
	13.416937	15.446543	15.13%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.430126	20.593210	42.71%	0	2006
	11.267251	14.430126	28.07%	0	2005
	10.000000	11.267251	12.67%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.520585	9.623829	1.08%	0	2006
	9.674583	9.520585	-1.59%	0	2005
	9.896690	9.674583	-2.24%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.129688	12.626246	4.09%	0	2006
	11.996655	12.129688	1.11%	0	2005
	11.348022	11.996655	5.72%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.918460	16.270888	16.90%	0	2006
	13.476133	13.918460	3.28%	0	2005
	12.099045	13.476133	11.38%	0	2004

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.208466	10.927194	7.04%	0	2006
	10.315300	10.208466	-1.04%	0	2005
	10.000000	10.315300	3.15%	0	2004*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	11.961351	13.646438	14.09%	0	2006
	11.179855	11.961351	6.99%	0	2005
	10.000000	11.179855	11.80%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.601808	11.806344	11.36%	0	2006
	10.000000	10.601808	6.02%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.117936	10.497859	3.75%	0	2006
	10.000000	10.117936	1.18%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.733611	11.492902	7.07%	0	2006
	10.639439	10.733611	0.89%	0	2005
	10.000000	10.639439	6.39%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.382905	13.664225	2.10%	0	2006
	13.407076	13.382905	-0.18%	0	2005
	12.354291	13.407076	8.52%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.515595	13.671044	18.72%	0	2006
	10.000000	11.515595	15.16%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	15.335553	17.029385	11.05%	0	2006
	13.937311	15.335553	10.03%	0	2005
	12.382824	13.937311	12.55%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.429104	12.299533	7.62%	0	2006
	10.000000	11.429104	14.29%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.811769	15.234573	10.30%	0	2006
	13.323991	13.811769	3.66%	0	2005
	12.125720	13.323991	9.88%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.345915	3.46%	0	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.328221	3.28%	0	2006*

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.625350	6.25%	0	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.157143	1.57%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.555941	12.398960	7.30%	0	2006
	11.635371	11.555941	-0.68%	0	2005
	10.895081	11.635371	6.79%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.330125	11.083244	7.29%	0	2006
	10.000000	10.330125	3.30%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	23.602724	31.211765	32.24%	0	2006
	18.385742	23.602724	28.38%	0	2005
	15.737851	18.385742	16.82%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	14.936138	19.786180	32.47%	0	2006
	11.620950	14.936138	28.53%	0	2005
	10.000000	11.620950	16.21%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	15.201056	20.251226	33.22%	0	2006
	14.756746	15.201056	3.01%	0	2005
	11.742117	14.756746	25.67%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	14.173418	14.159664	-0.10%	0	2006
	13.561289	14.173418	4.51%	0	2005
	12.353823	13.561289	9.77%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	16.560293	18.811410	13.59%	0	2006
	16.608962	16.560293	-0.29%	0	2005
	14.635046	16.608962	13.49%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	16.602704	17.998708	8.41%	0	2006
	15.279962	16.602704	8.66%	0	2005
	13.261330	15.279962	15.22%	0	2004

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	16.546643	19.275564	16.49%	0	2006
	15.396146	16.546643	7.47%	0	2005
	13.143162	15.396146	17.14%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	13.485238	13.400062	-0.63%	0	2006
	12.849077	13.485238	4.95%	0	2005
	12.314820	12.849077	4.34%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.232874	10.166600	-0.65%	0	2006
	9.745889	10.232874	5.00%	0	2005
	10.000000	9.745889	-2.54%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	13.311177	14.291610	7.37%	0	2006
	13.828908	13.311177	-3.74%	0	2005
	13.703908	13.828908	0.91%	0	2004

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.342363	11.156378	7.87%	0	2006
	10.744627	10.342363	-3.74%	0	2005
	10.000000	10.744627	7.45%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	9.886846	9.911521	0.25%	0	2006
	9.869660	9.886846	0.17%	0	2005
	9.853456	9.869660	0.16%	0	2004

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.578245	10.894316	2.99%	0	2006
	10.555429	10.578245	0.22%	0	2005
	10.398101	10.555429	1.51%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.492659	12.087882	5.18%	0	2006
	11.338438	11.492659	1.36%	0	2005
	10.908148	11.338438	3.94%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.449767	13.448467	8.02%	0	2006
	12.182617	12.449767	2.19%	0	2005
	11.465926	12.182617	6.25%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.652670	15.170057	11.11%	867	2006
	13.144074	13.652670	3.87%	869	2005
	12.088607	13.144074	8.73%	871	2004

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.536645	16.480522	13.37%	0	2006
	13.883674	14.536645	4.70%	0	2005
	12.552297	13.883674	10.61%	1,989	2004

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	14.790227	15.731486	6.36%	0	2006
	13.910807	14.790227	6.32%	0	2005
	12.447452	13.910807	11.76%	0	2004

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.523654	9.657254	1.40%	0	2006
	9.562255	9.523654	-0.40%	0	2005
	9.778653	9.562255	-2.21%	0	2004

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	15.449721	14.911641	-3.48%	0	2006
	14.257994	15.449721	8.36%	0	2005
	13.112408	14.257994	8.74%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.743629	7.44%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.194222	20.416599	18.74%	0	2006
	15.855639	17.194222	8.44%	0	2005
	13.621535	15.855639	16.40%	0	2004

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.316928	14.625730	18.74%	0	2006
	11.356562	12.316928	8.46%	0	2005
	10.000000	11.356562	13.57%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.787890	16.830087	6.60%	0	2006
	14.518050	15.787890	8.75%	0	2005
	12.932427	14.518050	12.26%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	13.144831	14.460442	10.01%	0	2006
	12.658973	13.144831	3.84%	0	2005
	11.914497	12.658973	6.25%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	14.204881	15.924078	12.10%	0	2006
	14.086302	14.204881	0.84%	0	2005
	12.402737	14.086302	13.57%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.670945	10.852545	1.70%	0	2006
	10.765359	10.670945	-0.88%	0	2005
	10.417585	10.765359	3.34%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	12.813390	13.384802	4.46%	0	2006
	12.596024	12.813390	1.73%	0	2005
	12.179745	12.596024	3.42%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.623796	14.376897	13.89%	0	2006
	11.410155	12.623796	10.64%	0	2005
	10.000000	11.410155	14.10%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.852904	20.326030	13.85%	0	2006
	16.134732	17.852904	10.65%	0	2005
	13.992061	16.134732	15.31%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.424828	12.105578	5.96%	0	2006
	11.545695	11.424828	-1.05%	0	2005
	10.946842	11.545695	5.47%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.995821	14.467660	11.33%	0	2006
	12.669212	12.995821	2.58%	0	2005
	11.966557	12.669212	5.87%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	16.690577	18.564541	11.23%	0	2006
	15.681628	16.690577	6.43%	0	2005
	13.564722	15.681628	15.61%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.395341	15.062228	12.44%	0	2006
	13.122322	13.395341	2.08%	0	2005
	12.175198	13.122322	7.78%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.385074	19.062055	23.90%	0	2006
	14.135312	15.385074	8.84%	0	2005
	12.541188	14.135312	12.71%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.133523	12.410247	2.28%	0	2006
	11.833977	12.133523	2.53%	0	2005
	11.615366	11.833977	1.88%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.088903	11.760651	6.06%	0	2006
	10.000000	11.088903	10.89%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.424316	11.998293	15.10%	0	2006
	10.000000	10.424316	4.24%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.925287	10.015926	0.91%	0	2006
	10.000000	9.925287	-0.75%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.188567	10.235700	0.46%	0	2006
	10.105264	10.188567	0.82%	0	2005
	10.010085	10.105264	0.95%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.395157	15.473146	7.49%	0	2006
	13.233122	14.395157	8.78%	0	2005
	12.393221	13.233122	6.78%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	19.889979	26.563733	33.55%	0	2006
	17.561416	19.889979	13.26%	0	2005
	13.304898	17.561416	31.99%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.718878	14.026423	10.28%	0	2006
	12.056531	12.718878	5.49%	0	2005
	11.333821	12.056531	6.38%	0	2004

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.376361	11.287910	8.78%	0	2006
	10.188221	10.376361	1.85%	0	2005
	10.000000	10.188221	1.88%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.307605	10.233927	-0.71%	0	2006
	10.052365	10.307605	2.54%	0	2005
	10.000000	10.052365	0.52%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	9.927676	10.056425	1.30%	0	2006
	9.979872	9.927676	-0.52%	0	2005
	10.000000	9.979872	-0.20%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.965599	13.057880	19.08%	0	2006
	10.639522	10.965599	3.06%	0	2005
	10.000000	10.639522	6.40%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	9.909818	9.980210	0.71%	0	2006
	10.025232	9.909818	-1.15%	0	2005
	10.000000	10.025232	0.25%	0	2004*

Additional Contract Options Elected (Total 3.05%)
(Variable account charges of 3.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	14.024896	15.358119	9.51%	0	2006
	13.720077	14.024896	2.22%	0	2005
	12.767792	13.720077	7.46%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.155023	13.527515	2.83%	0	2006
	12.495677	13.155023	5.28%	0	2005
	12.121157	12.495677	3.09%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.065938	16.982332	12.72%	0	2006
	14.220731	15.065938	5.94%	0	2005
	12.725026	14.220731	11.75%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.304149	15.090430	13.43%	0	2006
	13.118507	13.304149	1.42%	0	2005
	12.165876	13.118507	7.83%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	16.087833	17.813803	10.73%	0	2006
	15.560477	16.087833	3.39%	0	2005
	13.478842	15.560477	15.44%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.511680	15.303510	13.26%	0	2006
	13.333169	13.511680	1.34%	0	2005
	12.216352	13.333169	9.14%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	15.196390	18.379946	20.95%	0	2006
	13.856840	15.196390	9.67%	0	2005
	12.452772	13.856840	11.28%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.191358	14.759736	21.07%	0	2006
	11.129815	12.191358	9.54%	0	2005
	10.000000	11.129815	11.30%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.077248	12.912730	16.57%	0	2006
	10.000000	11.077248	10.77%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	12.353008	11.571290	-6.33%	0	2006
	12.493754	12.353008	-1.13%	0	2005
	11.652721	12.493754	7.22%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	13.832637	15.888380	14.86%	0	2006
	13.605989	13.832637	1.67%	0	2005
	12.291656	13.605989	10.69%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.223169	11.847465	5.56%	0	2006
	10.000000	11.223169	12.23%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.342924	10.187497	-1.50%	0	2006
	10.503268	10.342924	-1.53%	0	2005
	10.238746	10.503268	2.58%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.275820	18.054903	10.93%	0	2006
	15.653891	16.275820	3.97%	0	2005
	13.247024	15.653891	18.17%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	12.986721	14.506479	11.70%	0	2006
	12.825416	12.986721	1.26%	0	2005
	11.987766	12.825416	6.99%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.855702	13.358262	12.67%	0	2006
	11.743997	11.855702	0.95%	0	2005
	11.559000	11.743997	1.60%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.901582	13.953202	0.37%	0	2006
	13.582835	13.901582	2.35%	0	2005
	12.616538	13.582835	7.66%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.283879	15.003107	12.94%	0	2006
	13.076013	13.283879	1.59%	0	2005
	12.317038	13.076013	6.16%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.088782	13.570975	12.26%	0	2006
	12.260146	12.088782	-1.40%	0	2005
	11.806372	12.260146	3.84%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.183977	1.84%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.763885	9.837975	0.76%	0	2006
	9.971792	9.763885	-2.08%	0	2005
	9.955022	9.971792	0.17%	0	2004

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.738980	15.975986	16.28%	0	2006
	13.422219	13.738980	2.36%	0	2005
	12.446224	13.422219	7.84%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.597190	13.016709	3.33%	0	2006
	12.314666	12.597190	2.29%	0	2005
	12.317496	12.314666	-0.02%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.140323	20.714557	14.19%	0	2006
	15.750728	18.140323	15.17%	0	2005
	14.337246	15.750728	9.86%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.557266	14.344150	14.23%	0	2006
	10.906865	12.557266	15.13%	0	2005
	10.000000	10.906865	9.07%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.481705	16.726857	8.04%	0	2006
	13.688404	15.481705	13.10%	0	2005
	12.260341	13.688404	11.65%	0	2004

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	9.974452	10.071106	0.97%	0	2006
	10.096081	9.974452	-1.20%	0	2005
	9.994912	10.096081	1.01%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.055946	20.767909	8.98%	0	2006
	16.653163	19.055946	14.43%	0	2005
	13.779268	16.653163	20.86%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.028731	18.029113	12.48%	0	2006
	16.139789	16.028731	-0.69%	0	2005
	14.623622	16.139789	10.37%	0	2004

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.240214	14.970489	13.07%	0	2006
	10.000000	13.240214	32.40%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.576779	11.237539	6.25%	0	2006
	10.000000	10.576779	5.77%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.880107	11.783983	8.31%	0	2006
	10.000000	10.880107	8.80%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.085983	12.138037	9.49%	0	2006
	10.000000	11.085983	10.86%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	10.988416	9.88%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.986180	14.747256	13.56%	0	2006
	12.949799	12.986180	0.28%	0	2005
	12.033581	12.949799	7.61%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.529818	18.748659	13.42%	0	2006
	15.674053	16.529818	5.46%	0	2005
	13.064526	15.674053	19.97%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.544417	15.588874	24.27%	0	2006
	10.000000	12.544417	25.44%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	15.930952	18.759067	17.75%	0	2006
	14.914014	15.930952	6.82%	0	2005
	12.978307	14.914014	14.91%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	12.161980	14.322911	17.77%	0	2006
	11.389395	12.161980	6.78%	0	2005
	10.000000	11.389395	13.89%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.680244	10.591300	9.41%	0	2006
	10.000000	9.680244	-3.20%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.841643	12.784697	7.96%	0	2006
	11.344015	11.841643	4.39%	0	2005
	10.804782	11.344015	4.99%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.391319	15.225548	5.80%	0	2006
	13.186795	14.391319	9.13%	0	2005
	11.529795	13.186795	14.37%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.758334	15.873189	7.55%	0	2006
	13.723602	14.758334	7.54%	0	2005
	12.050602	13.723602	13.88%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	19.743894	28.137209	42.51%	0	2006
	15.433291	19.743894	27.93%	0	2005
	13.412316	15.433291	15.07%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.417797	20.565041	42.64%	0	2006
	11.263410	14.417797	28.01%	0	2005
	10.000000	11.263410	12.63%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.507505	9.605668	1.03%	0	2006
	9.666257	9.507505	-1.64%	0	2005
	9.893271	9.666257	-2.29%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.113033	12.602420	4.04%	0	2006
	11.986346	12.113033	1.06%	0	2005
	11.344122	11.986346	5.66%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.899376	16.240234	16.84%	0	2006
	13.464569	13.899376	3.23%	0	2005
	12.094889	13.464569	11.32%	0	2004

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.199945	10.912469	6.99%	0	2006
	10.311989	10.199945	-1.09%	0	2005
	10.000000	10.311989	3.12%	0	2004*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	11.951364	13.628043	14.03%	0	2006
	11.176264	11.951364	6.94%	0	2005
	10.000000	11.176264	11.76%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.598187	11.796235	11.30%	0	2006
	10.000000	10.598187	5.98%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.114474	10.488872	3.70%	0	2006
	10.000000	10.114474	1.14%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.724647	11.477390	7.02%	0	2006
	10.636024	10.724647	0.83%	0	2005
	10.000000	10.636024	6.36%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.364553	13.638474	2.05%	0	2006
	13.395567	13.364553	-0.23%	0	2005
	12.350047	13.395567	8.47%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.511655	13.659335	18.66%	0	2006
	10.000000	11.511655	15.12%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	15.311903	16.994375	10.99%	0	2006
	13.922966	15.311903	9.98%	0	2005
	12.376454	13.922966	12.50%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.425204	12.289015	7.56%	0	2006
	10.000000	11.425204	14.25%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.792806	15.205838	10.24%	0	2006
	13.312530	13.792806	3.61%	0	2005
	12.121546	13.312530	9.83%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.342374	3.42%	0	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.324698	3.25%	0	2006*

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.621720	6.22%	0	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.153665	1.54%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.540060	12.375547	7.24%	0	2006
	11.625358	11.540060	-0.73%	0	2005
	10.891325	11.625358	6.74%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.326583	11.073758	7.24%	0	2006
	10.000000	10.326583	3.27%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	23.570360	31.152959	32.17%	0	2006
	18.369962	23.570360	28.31%	0	2005
	15.732447	18.369962	16.76%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	14.923387	19.759136	32.40%	0	2006
	11.616994	14.923387	28.46%	0	2005
	10.000000	11.616994	16.17%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	15.180196	20.213049	33.15%	0	2006
	14.744073	15.180196	2.96%	0	2005
	11.738073	14.744073	25.61%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	14.153989	14.132992	-0.15%	0	2006
	13.549656	14.153989	4.46%	0	2005
	12.349577	13.549656	9.72%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	16.537581	18.775958	13.54%	0	2006
	16.594702	16.537581	-0.34%	0	2005
	14.630015	16.594702	13.43%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	16.579922	17.964765	8.35%	0	2006
	15.266837	16.579922	8.60%	0	2005
	13.256768	15.266837	15.16%	0	2004

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	16.523940	19.239230	16.43%	0	2006
	15.382919	16.523940	7.42%	0	2005
	13.138646	15.382919	17.08%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	13.466713	13.374762	-0.68%	0	2006
	12.838026	13.466713	4.90%	0	2005
	12.310572	12.838026	4.28%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.224123	10.152683	-0.70%	0	2006
	9.742565	10.224123	4.94%	0	2005
	10.000000	9.742565	-2.57%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	13.292904	14.264644	7.31%	0	2006
	13.817029	13.292904	-3.79%	0	2005
	13.699197	13.817029	0.86%	0	2004

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.333516	11.141111	7.82%	0	2006
	10.740957	10.333516	-3.79%	0	2005
	10.000000	10.740957	7.41%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	9.873261	9.892799	0.20%	0	2006
	9.861171	9.873261	0.12%	0	2005
	9.850060	9.861171	0.11%	0	2004

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.563712	10.873756	2.93%	0	2006
	10.546352	10.563712	0.16%	0	2005
	10.394519	10.546352	1.46%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.476876	12.065080	5.13%	0	2006
	11.328687	11.476876	1.31%	0	2005
	10.904394	11.328687	3.89%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.432684	13.423110	7.97%	6,979	2006
	12.172148	12.432684	2.14%	6,979	2005
	11.461976	12.172148	6.20%	3,791	2004

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.633921	15.141442	11.06%	0	2006
	13.132773	13.633921	3.82%	0	2005
	12.084441	13.132773	8.68%	0	2004

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.516696	16.449446	13.31%	0	2006
	13.871742	14.516696	4.65%	0	2005
	12.547976	13.871742	10.55%	0	2004

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	14.769913	15.701801	6.31%	0	2006
	13.898852	14.769913	6.27%	0	2005
	12.443169	13.898852	11.70%	0	2004

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.509364	9.637806	1.35%	0	2006
	9.552817	9.509364	-0.45%	0	2005
	9.774039	9.552817	-2.26%	0	2004

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	15.428523	14.883522	-3.53%	0	2006
	14.245745	15.428523	8.30%	0	2005
	13.107899	14.245745	8.68%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.739954	7.40%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.170621	20.378104	18.68%	0	2006
	15.842009	17.170621	8.39%	0	2005
	13.616852	15.842009	16.34%	0	2004

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.306414	14.605732	18.68%	0	2006
	11.352698	12.306414	8.40%	0	2005
	10.000000	11.352698	13.53%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.766228	16.798370	6.55%	0	2006
	14.505585	15.766228	8.69%	0	2005
	12.927991	14.505585	12.20%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	13.126787	14.433162	9.95%	0	2006
	12.648095	13.126787	3.78%	0	2005
	11.910405	12.648095	6.19%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	14.185389	15.894059	12.05%	0	2006
	14.074206	14.185389	0.79%	0	2005
	12.398474	14.074206	13.52%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.656287	10.832059	1.65%	0	2006
	10.756090	10.656287	-0.93%	0	2005
	10.413997	10.756090	3.28%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	12.795820	13.359581	4.41%	0	2006
	12.585214	12.795820	1.67%	0	2005
	12.175556	12.585214	3.36%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.612994	14.357210	13.83%	0	2006
	11.406251	12.612994	10.58%	0	2005
	10.000000	11.406251	14.06%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.828423	20.287724	13.79%	0	2006
	16.120891	17.828423	10.59%	0	2005
	13.987258	16.120891	15.25%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.409132	12.082741	5.90%	0	2006
	11.535765	11.409132	-1.10%	0	2005
	10.943074	11.535765	5.42%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.977969	14.440366	11.27%	0	2006
	12.658320	12.977969	2.53%	0	2005
	11.962434	12.658320	5.82%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	16.667678	18.529530	11.17%	0	2006
	15.668160	16.667678	6.38%	0	2005
	13.560064	15.668160	15.55%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.376958	15.033833	12.39%	0	2006
	13.111050	13.376958	2.03%	0	2005
	12.171013	13.111050	7.72%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.363941	19.026074	23.84%	0	2006
	14.123153	15.363941	8.79%	0	2005
	12.536867	14.123153	12.65%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.116873	12.386836	2.23%	0	2006
	11.823804	12.116873	2.48%	0	2005
	11.611367	11.823804	1.83%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.085119	11.750589	6.00%	0	2006
	10.000000	11.085119	10.85%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.420765	11.988033	15.04%	0	2006
	10.000000	10.420765	4.21%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.921892	10.007353	0.86%	0	2006
	10.000000	9.921892	-0.78%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.174578	10.216391	0.41%	0	2006
	10.096572	10.174578	0.77%	0	2005
	10.006635	10.096572	0.90%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.372918	15.441312	7.43%	0	2006
	13.219470	14.372918	8.73%	0	2005
	12.386826	13.219470	6.72%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	19.859297	26.509145	33.48%	0	2006
	17.543336	19.859297	13.20%	0	2005
	13.298053	17.543336	31.92%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.563503	13.847954	10.22%	0	2006
	11.915371	12.563503	5.44%	0	2005
	11.206897	11.915371	6.32%	0	2004

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.370360	11.275580	8.73%	0	2006
	10.187561	10.370360	1.79%	0	2005
	10.000000	10.187561	1.88%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.301647	10.222737	-0.77%	0	2006
	10.051718	10.301647	2.49%	0	2005
	10.000000	10.051718	0.52%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	9.921929	10.045437	1.24%	0	2006
	9.979225	9.921929	-0.57%	0	2005
	10.000000	9.979225	-0.21%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.959256	13.043625	19.02%	0	2006
	10.638833	10.959256	3.01%	0	2005
	10.000000	10.638833	6.39%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	9.904082	9.969305	0.66%	0	2006
	10.024583	9.904082	-1.20%	0	2005
	10.000000	10.024583	0.25%	0	2004*

Additional Contract Options Elected (Total 3.10%)
(Variable account charges of 3.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	14.005639	15.329139	9.45%	0	2006
	13.708297	14.005639	2.17%	0	2005
	12.763405	13.708297	7.40%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.136963	13.502003	2.78%	0	2006
	12.484939	13.136963	5.22%	0	2005
	12.116995	12.484939	3.04%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.045252	16.950287	12.66%	0	2006
	14.208510	15.045252	5.89%	0	2005
	12.720643	14.208510	11.70%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.285870	15.061957	13.37%	0	2006
	13.107223	13.285870	1.36%	0	2005
	12.161680	13.107223	7.77%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	16.065746	17.780205	10.67%	0	2006
	15.547106	16.065746	3.34%	0	2005
	13.474207	15.547106	15.38%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.493120	15.274633	13.20%	0	2006
	13.321705	13.493120	1.29%	0	2005
	12.212151	13.321705	9.09%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	15.175524	18.345285	20.89%	0	2006
	13.844936	15.175524	9.61%	0	2005
	12.448493	13.844936	11.22%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.180931	14.739538	21.01%	0	2006
	11.126018	12.180931	9.48%	0	2005
	10.000000	11.126018	11.26%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.073466	12.901691	16.51%	0	2006
	10.000000	11.073466	10.73%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	12.336048	11.549456	-6.38%	0	2006
	12.483024	12.336048	-1.18%	0	2005
	11.648712	12.483024	7.16%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	13.813641	15.858411	14.80%	0	2006
	13.594297	13.813641	1.61%	0	2005
	12.287428	13.594297	10.64%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.219332	11.837321	5.51%	0	2006
	10.000000	11.219332	12.19%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.326944	10.166527	-1.55%	0	2006
	10.492436	10.326944	-1.58%	0	2005
	10.233466	10.492436	2.53%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.253488	18.020861	10.87%	0	2006
	15.640441	16.253488	3.92%	0	2005
	13.242468	15.640441	18.11%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	12.968901	14.479129	11.64%	0	2006
	12.814400	12.968901	1.21%	0	2005
	11.983651	12.814400	6.93%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.839445	13.333094	12.62%	0	2006
	11.733920	11.839445	0.90%	0	2005
	11.355502	11.733920	1.55%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.882491	13.926865	0.32%	0	2006
	13.571167	13.882491	2.29%	0	2005
	12.612208	13.571167	7.60%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.265619	14.974785	12.88%	0	2006
	13.064766	13.265619	1.54%	0	2005
	12.312800	13.064766	6.11%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.072164	13.545346	12.20%	0	2006
	12.249599	12.072164	-1.45%	0	2005
	11.802304	12.249599	3.79%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.180494	1.80%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.750478	9.819422	0.71%	0	2006
	9.963215	9.750478	-2.14%	0	2005
	9.951590	9.963215	0.12%	0	2004

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.720116	15.945844	16.22%	0	2006
	13.410680	13.720116	2.31%	0	2005
	12.441944	13.410680	7.79%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.579914	12.992170	3.28%	0	2006
	12.304098	12.579914	2.24%	0	2005
	12.313275	12.304098	-0.07%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.115422	20.675483	14.13%	0	2006
	15.737183	18.115422	15.11%	0	2005
	14.332315	15.737183	9.80%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.546512	14.324501	14.17%	0	2006
	10.903135	12.546512	15.07%	0	2005
	10.000000	10.903135	9.03%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.460443	16.695293	7.99%	15	2006
	13.676636	15.460443	13.04%	465	2005
	12.256121	13.676636	11.59%	571	2004

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	9.960755	10.052096	0.92%	0	2006
	10.087403	9.960755	-1.26%	0	2005
	9.991469	10.087403	0.96%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.029782	20.728729	8.93%	14	2006
	16.638846	19.029782	14.37%	416	2005
	13.774530	16.638846	20.79%	510	2004

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.006713	17.995089	12.42%	18	2006
	16.125908	16.006713	-0.74%	524	2005
	14.618587	16.125908	10.31%	642	2004

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.235693	14.957678	13.01%	0	2006
	10.000000	13.235693	32.36%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.573159	11.227925	6.19%	0	2006
	10.000000	10.573159	5.73%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.876394	11.773904	8.25%	0	2006
	10.000000	10.876394	8.76%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.082197	12.127667	9.43%	0	2006
	10.000000	11.082197	10.82%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	10.984659	9.85%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.968351	14.719429	13.50%	0	2006
	12.938669	12.968351	0.23%	0	2005
	12.029439	12.938669	7.56%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.507141	18.713312	13.36%	0	2006
	15.660591	16.507141	5.41%	0	2005
	13.060042	15.660591	19.91%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.540124	15.575535	24.21%	0	2006
	10.000000	12.540124	25.40%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	15.909084	18.723686	17.69%	0	2006
	14.901196	15.909084	6.76%	0	2005
	12.973831	14.901196	14.86%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	12.151583	14.303304	17.71%	0	2006
	11.385510	12.151583	6.73%	0	2005
	10.000000	11.385510	13.86%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.676941	10.582240	9.36%	0	2006
	10.000000	9.676941	-3.23%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.825372	12.760566	7.91%	0	2006
	11.334260	11.825372	4.33%	0	2005
	10.801061	11.334260	4.94%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.371580	15.196861	5.74%	0	2006
	13.175480	14.371580	9.08%	0	2005
	11.525834	13.175480	14.31%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.738065	15.843227	7.50%	0	2006
	13.711811	14.738065	7.48%	0	2005
	12.046455	13.711811	13.82%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	19.716764	28.084109	42.44%	0	2006
	15.420009	19.716764	27.86%	0	2005
	13.407697	15.420009	15.01%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.405472	20.536907	42.56%	0	2006
	11.259564	14.405472	27.94%	0	2005
	10.000000	11.259564	12.60%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.494437	9.587526	0.98%	0	2006
	9.657941	9.494437	-1.69%	0	2005
	9.889863	9.657941	-2.35%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.096390	12.578640	3.99%	0	2006
	11.976042	12.096390	1.00%	0	2005
	11.340219	11.976042	5.61%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.880274	16.209574	16.78%	0	2006
	13.452981	13.880274	3.18%	0	2005
	12.090719	13.452981	11.27%	0	2004

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.191419	10.897743	6.93%	0	2006
	10.308674	10.191419	-1.14%	0	2005
	10.000000	10.308674	3.09%	0	2004*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	11.941382	13.609660	13.97%	0	2006
	11.172669	11.941382	6.88%	0	2005
	10.000000	11.172669	11.73%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.594562	11.786144	11.25%	0	2006
	10.000000	10.594562	5.95%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.111016	10.479895	3.65%	0	2006
	10.000000	10.111016	1.11%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.715684	11.461905	6.96%	0	2006
	10.632604	10.715684	0.78%	0	2005
	10.000000	10.632604	6.33%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.346213	13.612747	2.00%	0	2006
	13.384063	13.346213	-0.28%	0	2005
	12.345804	13.384063	8.41%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.507729	13.647656	18.60%	0	2006
	10.000000	11.507729	15.08%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	15.288235	16.959381	10.93%	0	2006
	13.908602	15.288235	9.92%	0	2005
	12.370070	13.908602	12.44%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.421300	12.278506	7.51%	0	2006
	10.000000	11.421300	14.21%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.773885	15.177163	10.19%	0	2006
	13.301110	13.773885	3.55%	0	2005
	12.117377	13.301110	9.77%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.338853	3.39%	0	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.321165	3.21%	0	2006*

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.618081	6.18%	0	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.150195	1.50%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.524223	12.352212	7.18%	0	2006
	11.615364	11.524223	-0.78%	0	2005
	10.887570	11.615364	6.68%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.323053	11.064275	7.18%	0	2006
	10.000000	10.323053	3.23%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	23.538009	31.094195	32.10%	0	2006
	18.354177	23.538009	28.24%	0	2005
	15.727041	18.354177	16.70%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	14.910641	19.732101	32.34%	0	2006
	11.613032	14.910641	28.40%	0	2005
	10.000000	11.613032	16.13%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	15.159338	20.174887	33.09%	0	2006
	14.731398	15.159338	2.90%	0	2005
	11.734030	14.731398	25.54%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	14.134552	14.106303	-0.20%	0	2006
	13.538009	14.134552	4.41%	0	2005
	12.345324	13.538009	9.66%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	16.514876	18.740532	13.48%	0	2006
	16.580442	16.514876	-0.40%	0	2005
	14.624984	16.580442	13.37%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	16.557154	17.930864	8.30%	0	2006
	15.253704	16.557154	8.55%	0	2005
	13.252203	15.253704	15.10%	0	2004

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	16.501250	19.202931	16.37%	0	2006
	15.369704	16.501250	7.36%	0	2005
	13.134126	15.369704	17.02%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	13.448232	13.349536	-0.73%	0	2006
	12.827005	13.448232	4.84%	0	2005
	12.306346	12.827005	4.23%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.215381	10.138783	-0.75%	0	2006
	9.739237	10.215381	4.89%	0	2005
	10.000000	9.739237	-2.61%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	13.274644	14.237727	7.26%	0	2006
	13.805150	13.274644	-3.84%	0	2005
	13.694488	13.805150	0.81%	0	2004

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.324695	11.125874	7.76%	0	2006
	10.737296	10.324695	-3.84%	0	2005
	10.000000	10.737296	7.37%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	9.859690	9.874128	0.15%	0	2006
	9.852684	9.859690	0.07%	0	2005
	9.846665	9.852684	0.06%	0	2004

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.549197	10.853226	2.88%	0	2006
	10.537287	10.549197	0.11%	0	2005
	10.390939	10.537287	1.41%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.461131	12.042332	5.07%	0	2006
	11.318966	11.461131	1.26%	0	2005
	10.900641	11.318966	3.84%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.415604	13.397773	7.91%	24,976	2006
	12.161677	12.415604	2.09%	24,976	2005
	11.458036	12.161677	6.14%	24,976	2004

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.615209	15.112881	11.00%	15,144	2006
	13.121486	13.615209	3.76%	16,209	2005
	12.080288	13.121486	8.62%	16,213	2004

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.496756	16.418390	13.26%	3,663	2006
	13.859809	14.496756	4.60%	6,343	2005
	12.543658	13.859809	10.49%	6,343	2004

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	14.749638	15.672179	6.25%	0	2006
	13.886902	14.749638	6.21%	0	2005
	12.438889	13.886902	11.64%	0	2004

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.495091	9.618391	1.30%	0	2006
	9.543386	9.495091	-0.51%	0	2005
	9.769427	9.543386	-2.31%	0	2004

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	15.407317	14.855415	-3.58%	0	2006
	14.233490	15.407317	8.25%	0	2005
	13.103383	14.233490	8.62%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.736284	7.36%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.147031	20.339644	18.62%	0	2006
	15.828386	17.147031	8.33%	0	2005
	13.612162	15.828386	16.28%	0	2004

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.295894	14.585742	18.62%	0	2006
	11.348831	12.295894	8.35%	0	2005
	10.000000	11.348831	13.49%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.744582	16.766665	6.49%	0	2006
	14.493118	15.744582	8.63%	0	2005
	12.923532	14.493118	12.15%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	13.108776	14.405951	9.90%	0	2006
	12.637236	13.108776	3.73%	0	2005
	11.906305	12.637236	6.14%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	14.165893	15.864045	11.99%	0	2006
	14.062094	14.165893	0.74%	0	2005
	12.394194	14.062094	13.46%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.641635	10.811610	1.60%	0	2006
	10.746841	10.641635	-0.98%	0	2005
	10.410412	10.746841	3.23%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	12.778234	13.334361	4.35%	0	2006
	12.574383	12.778234	1.62%	0	2005
	12.171356	12.574383	3.31%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.602226	14.337576	13.77%	0	2006
	11.402376	12.602226	10.52%	0	2005
	10.000000	11.402376	14.02%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.803936	20.249435	13.74%	0	2006
	16.107036	17.803936	10.54%	0	2005
	13.982444	16.107036	15.19%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.393454	12.059929	5.85%	0	2006
	11.525843	11.393454	-1.15%	0	2005
	10.939304	11.525843	5.36%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.960166	14.413133	11.21%	0	2006
	12.647460	12.960166	2.47%	0	2005
	11.958328	12.647460	5.76%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	16.644797	18.494580	11.11%	0	2006
	15.654699	16.644797	6.32%	0	2005
	13.555395	15.654699	15.49%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.358581	15.005451	12.33%	0	2006
	13.099775	13.358581	1.98%	0	2005
	12.166821	13.099775	7.67%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.342852	18.990187	23.77%	0	2006
	14.111015	15.342852	8.73%	0	2005
	12.532545	14.111015	12.59%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.100219	12.363454	2.18%	0	2006
	11.813630	12.100219	2.43%	0	2005
	11.607365	11.813630	1.78%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.081330	11.740531	5.95%	0	2006
	10.000000	11.081330	10.81%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.417194	11.977768	14.98%	0	2006
	10.000000	10.417194	4.17%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.918501	9.998790	0.81%	0	2006
	10.000000	9.918501	-0.81%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.160587	10.197094	0.36%	0	2006
	10.087881	10.160587	0.72%	0	2005
	10.003184	10.087881	0.85%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.350761	15.409580	7.38%	0	2006
	13.205871	14.350761	8.67%	0	2005
	12.380465	13.205871	6.67%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	19.828628	26.454616	33.42%	0	2006
	17.525250	19.828628	13.14%	0	2005
	13.291192	17.525250	31.86%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.548955	13.824804	10.17%	0	2006
	11.907701	12.548955	5.39%	0	2005
	11.205459	11.907701	6.27%	0	2004

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.364356	11.263256	8.67%	0	2006
	10.186903	10.364356	1.74%	0	2005
	10.000000	10.186903	1.87%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.295668	10.211561	-0.82%	0	2006
	10.051063	10.295668	2.43%	0	2005
	10.000000	10.051063	0.51%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	9.916186	10.034461	1.19%	0	2006
	9.978579	9.916186	-0.63%	0	2005
	10.000000	9.978579	-0.21%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.952907	13.029356	18.96%	0	2006
	10.638143	10.952907	2.96%	0	2005
	10.000000	10.638143	6.38%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	9.898347	9.958406	0.61%	0	2006
	10.023934	9.898347	-1.25%	0	2005
	10.000000	10.023934	0.24%	0	2004*

Additional Contract Options Elected (Total 3.40%)
(Variable account charges of 3.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	13.890417	15.156104	9.11%	0	2006
	13.637615	13.890417	1.85%	0	2005
	12.737033	13.637615	7.07%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.028883	13.349557	2.46%	0	2006
	12.420563	13.028883	4.90%	0	2005
	12.091944	12.420563	2.72%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.921477	16.758933	12.31%	0	2006
	14.135242	14.921477	5.56%	0	2005
	12.694353	14.135242	11.35%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.176580	14.891954	13.02%	0	2006
	13.039662	13.176580	1.05%	0	2005
	12.136546	13.039662	7.44%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.933607	17.579526	10.33%	0	2006
	15.466969	15.933607	3.02%	0	2005
	13.446370	15.466969	15.03%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.382127	15.102228	12.85%	0	2006
	13.253021	13.382127	0.97%	0	2005
	12.186901	13.253021	8.75%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	15.050676	18.138192	20.51%	0	2006
	13.773544	15.050676	9.27%	0	2005
	12.422754	13.773544	10.87%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.118476	14.618710	20.63%	0	2006
	11.103233	12.118476	9.14%	0	2005
	10.000000	11.103233	11.03%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.050744	12.835475	16.15%	0	2006
	10.000000	11.050744	10.51%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	12.234561	11.419060	-6.67%	0	2006
	12.418656	12.234561	-1.48%	0	2005
	11.624627	12.418656	6.83%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	13.699982	15.679395	14.45%	0	2006
	13.524194	13.699982	1.30%	0	2005
	12.262018	13.524194	10.29%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.196330	11.776551	5.18%	0	2006
	10.000000	11.196330	11.96%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.231413	10.041381	-1.86%	0	2006
	10.427570	10.231413	-1.88%	0	2005
	10.201786	10.427570	2.21%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.119829	17.817483	10.53%	0	2006
	15.559843	16.119829	3.60%	0	2005
	13.215116	15.559843	17.74%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	12.862198	14.315683	11.30%	0	2006
	12.748325	12.862198	0.89%	0	2005
	11.958880	12.748325	6.60%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.742010	13.182538	12.27%	0	2006
	11.673391	11.742010	0.59%	0	2005
	11.531130	11.673391	1.23%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.768300	13.769653	0.01%	0	2006
	13.501187	13.768300	1.98%	0	2005
	12.586133	13.501187	7.27%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.156508	14.805765	12.54%	0	2006
	12.997419	13.156508	1.22%	0	2005
	12.287352	12.997419	5.78%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.972852	13.392444	11.86%	0	2006
	12.186450	11.972852	-1.75%	0	2005
	11.777909	12.186450	3.47%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.159586	1.60%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.670195	9.708499	0.40%	0	2006
	9.911792	9.670195	-2.44%	0	2005
	9.930968	9.911792	-0.19%	0	2004

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.607251	15.765853	15.86%	0	2006
	13.341540	13.607251	1.99%	0	2005
	12.416229	13.341540	7.45%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.476392	12.845457	2.96%	0	2006
	12.240627	12.476392	1.93%	0	2005
	12.287810	12.240627	-0.38%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.966446	20.442160	13.78%	0	2006
	15.656079	17.966446	14.76%	0	2005
	14.302713	15.656079	9.46%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.482180	14.207054	13.82%	0	2006
	10.880801	12.482180	14.72%	0	2005
	10.000000	10.880801	8.81%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.333274	16.506851	7.65%	0	2006
	13.606122	15.333274	12.69%	0	2005
	12.230787	13.606122	11.24%	0	2004

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	9.878744	9.938557	0.61%	0	2006
	10.035340	9.878744	-1.56%	0	2005
	9.970772	10.035340	0.65%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	18.873300	20.494809	8.59%	0	2006
	16.553097	18.873300	14.02%	0	2005
	13.746071	16.553097	20.42%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	15.875083	17.792023	12.08%	0	2006
	16.042813	15.875083	-1.05%	0	2005
	14.588411	16.042813	9.97%	0	2004

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.208573	14.880933	12.66%	0	2006
	10.000000	13.208573	32.09%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.551455	11.170285	5.86%	0	2006
	10.000000	10.551455	5.51%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.854066	11.713467	7.92%	0	2006
	10.000000	10.854066	8.54%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.059454	12.065416	9.10%	0	2006
	10.000000	11.059454	10.59%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	10.962108	9.62%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.861636	14.553247	13.15%	0	2006
	12.871941	12.861636	-0.08%	0	2005
	12.004561	12.871941	7.23%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.371385	18.502108	13.01%	0	2006
	15.579876	16.371385	5.08%	0	2005
	13.033056	15.579876	19.54%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.514422	15.495619	23.82%	0	2006
	10.000000	12.514422	25.14%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	15.778226	18.512354	17.33%	0	2006
	14.824382	15.778226	6.43%	0	2005
	12.947015	14.824382	14.50%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	12.089284	14.186058	17.34%	0	2006
	11.362197	12.089284	6.40%	0	2005
	10.000000	11.362197	13.62%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.657056	10.527903	9.02%	0	2006
	10.000000	9.657056	-3.43%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.728051	12.616478	7.58%	0	2006
	11.275785	11.728051	4.01%	0	2005
	10.778705	11.275785	4.61%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.253356	15.025309	5.42%	0	2006
	13.107541	14.253356	8.74%	0	2005
	11.502005	13.107541	13.96%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.616852	15.664433	7.17%	0	2006
	13.641122	14.616852	7.15%	0	2005
	12.021554	13.641122	13.47%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	19.554633	27.767224	42.00%	0	2006
	15.340520	19.554633	27.47%	0	2005
	13.379987	15.340520	14.65%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.331630	20.368586	42.12%	0	2006
	11.236504	14.331630	27.55%	0	2005
	10.000000	11.236504	12.37%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.416279	9.479262	0.67%	0	2006
	9.608102	9.416279	-2.00%	0	2005
	9.869377	9.608102	-2.65%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	11.996868	12.436620	3.67%	0	2006
	11.914281	11.996868	0.69%	0	2005
	11.316774	11.914281	5.28%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.766096	16.026621	16.42%	0	2006
	13.383626	13.766096	2.86%	0	2005
	12.065725	13.383626	10.92%	0	2004

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	9.913579	10.567921	6.60%	0	2006
	10.058683	9.913579	-1.44%	0	2005
	10.000000	10.058683	0.59%	0	2004*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	11.500845	13.067123	13.62%	0	2006
	10.793805	11.500845	6.55%	0	2005
	10.000000	10.793805	7.94%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.572819	11.725650	10.90%	0	2006
	10.000000	10.572819	5.73%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.090259	10.426088	3.33%	0	2006
	10.000000	10.090259	0.90%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.396232	11.085871	6.63%	0	2006
	10.347573	10.396232	0.47%	0	2005
	10.000000	10.347573	3.48%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.236411	13.459044	1.68%	0	2006
	13.315046	13.236411	-0.59%	0	2005
	12.320274	13.315046	8.07%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.484116	13.577611	18.23%	0	2006
	10.000000	11.484116	14.84%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	15.146926	16.750736	10.59%	0	2006
	13.822689	15.146926	9.58%	0	2005
	12.331829	13.822689	12.09%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.397874	12.215471	7.17%	0	2006
	10.000000	11.397874	13.98%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.660569	15.005831	9.85%	0	2006
	13.232513	13.660569	3.23%	0	2005
	12.092327	13.232513	9.43%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.317609	3.18%	0	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.299969	3.00%	0	2006*

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.596274	5.96%	0	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.129342	1.29%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.429368	12.212755	6.85%	0	2006
	11.555448	11.429368	-1.09%	0	2005
	10.865039	11.555448	6.35%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.301860	11.007480	6.85%	0	2006
	10.000000	10.301860	3.02%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	23.344525	30.743433	31.69%	0	2006
	18.259610	23.344525	27.85%	0	2005
	15.694583	18.259610	16.34%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	14.834219	19.570383	31.93%	0	2006
	11.589239	14.834219	28.00%	0	2005
	10.000000	11.589239	15.89%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	15.034646	19.947229	32.68%	0	2006
	14.655458	15.034646	2.59%	0	2005
	11.709759	14.655458	25.16%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	14.018277	13.947041	-0.51%	0	2006
	13.468192	14.018277	4.08%	0	2005
	12.319798	13.468192	9.32%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	16.379070	18.529053	13.13%	0	2006
	16.494994	16.379070	-0.70%	0	2005
	14.594788	16.494994	13.02%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	16.421006	17.728517	7.96%	0	2006
	15.175093	16.421006	8.21%	0	2005
	13.224829	15.175093	14.75%	0	2004

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	16.365554	18.986224	16.01%	0	2006
	15.290499	16.365554	7.03%	0	2005
	13.106985	15.290499	16.66%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	13.337577	13.198802	-1.04%	0	2006
	12.760853	13.337577	4.52%	0	2005
	12.280904	12.760853	3.91%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.162972	10.055611	-1.06%	0	2006
	9.719279	10.162972	4.57%	0	2005
	10.000000	9.719279	-2.81%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	13.165456	14.077021	6.92%	0	2006
	13.734005	13.165456	-4.14%	0	2005
	13.666200	13.734005	0.50%	0	2004

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.271737	11.034638	7.43%	0	2006
	10.715310	10.271737	-4.14%	0	2005
	10.000000	10.715310	7.15%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	9.778516	9.762591	-0.16%	0	2006
	9.801829	9.778516	-0.24%	0	2005
	9.826261	9.801829	-0.25%	0	2004

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.462364	10.730662	2.56%	0	2006
	10.482908	10.462364	-0.20%	0	2005
	10.369421	10.482908	1.09%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.366796	11.906340	4.75%	0	2006
	11.260566	11.366796	0.94%	0	2005
	10.878078	11.260566	3.52%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.313453	13.246519	7.58%	0	2006
	12.098968	12.313453	1.77%	0	2005
	11.434337	12.098968	5.81%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.503183	14.942261	10.66%	0	2006
	13.053827	13.503183	3.44%	0	2005
	12.055308	13.053827	8.28%	0	2004

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.377543	16.233114	12.91%	0	2006
	13.788389	14.377543	4.27%	0	2005
	12.517742	13.788389	10.15%	0	2004

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	14.628307	15.495247	5.93%	0	2006
	13.815308	14.628307	5.88%	0	2005
	12.413185	13.815308	11.30%	0	2004

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.409728	9.502491	0.99%	0	2006
	9.486883	9.409728	-0.81%	0	2005
	9.741747	9.486883	-2.62%	0	2004

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	15.280592	14.687721	-3.88%	0	2006
	14.160121	15.280592	7.91%	0	2005
	13.076315	14.160121	8.29%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.714235	7.14%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.005995	20.110090	18.25%	0	2006
	15.746807	17.005995	8.00%	0	2005
	13.584033	15.746807	15.92%	0	2004

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.232840	14.466163	18.26%	0	2006
	11.325590	12.232840	8.01%	0	2005
	10.000000	11.325590	13.26%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.615076	16.577406	6.16%	0	2006
	14.418395	15.615076	8.30%	0	2005
	12.896830	14.418395	11.80%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	13.000925	14.243324	9.56%	0	2006
	12.572073	13.000925	3.41%	0	2005
	11.881690	12.572073	5.81%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	14.049374	15.685005	11.64%	0	2006
	13.989608	14.049374	0.43%	0	2005
	12.368579	13.989608	13.11%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.554039	10.689507	1.28%	0	2006
	10.691388	10.554039	-1.28%	0	2005
	10.388854	10.691388	2.91%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	12.673109	13.183815	4.03%	0	2006
	12.509545	12.673109	1.31%	0	2005
	12.146206	12.509545	2.99%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.537602	14.220021	13.42%	0	2006
	11.379022	12.537602	10.18%	0	2005
	10.000000	11.379022	13.79%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.657514	20.020930	13.38%	0	2006
	16.024009	17.657514	10.19%	0	2005
	13.953551	16.024009	14.84%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.299680	11.923742	5.52%	0	2006
	11.466392	11.299680	-1.45%	0	2005
	10.916662	11.466392	5.04%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.853548	14.250452	10.87%	0	2006
	12.582255	12.853548	2.16%	0	2005
	11.933609	12.582255	5.44%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	16.507933	18.285877	10.77%	0	2006
	15.574019	16.507933	6.00%	0	2005
	13.527402	15.574019	15.13%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.248705	14.836102	11.98%	0	2006
	13.032252	13.248705	1.66%	0	2005
	12.141674	13.032252	7.33%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.216627	18.775857	23.39%	0	2006
	14.038262	15.216627	8.39%	0	2005
	12.506633	14.038262	12.25%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.000670	12.223871	1.86%	0	2006
	11.752715	12.000670	2.11%	0	2005
	11.583375	11.752715	1.46%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.058587	11.680270	5.62%	0	2006
	10.000000	11.058587	10.59%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.395820	11.916307	14.63%	0	2006
	10.000000	10.395820	3.96%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.898130	9.947444	0.50%	0	2006
	10.000000	9.898130	-1.02%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.076954	10.081942	0.05%	0	2006
	10.035831	10.076954	0.41%	0	2005
	9.982470	10.035831	0.53%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.218040	15.219933	7.05%	0	2006
	13.124255	14.218040	8.33%	0	2005
	12.342152	13.124255	6.34%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	19.645359	26.129282	33.00%	0	2006
	17.417026	19.645359	12.79%	0	2005
	13.250108	17.417026	31.45%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	11.328473	12.441707	9.83%	0	2006
	10.782859	11.328473	5.06%	0	2005
	10.000000	10.782859	7.83%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.328346	11.189476	8.34%	0	2006
	10.182932	10.328346	1.43%	0	2005
	10.000000	10.182932	1.83%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.259899	10.144660	-1.12%	0	2006
	10.047148	10.259899	2.12%	0	2005
	10.000000	10.047148	0.47%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	9.881717	9.968706	0.88%	0	2006
	9.974690	9.881717	-0.93%	0	2005
	10.000000	9.974690	-0.25%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.914859	12.943994	18.59%	0	2006
	10.634007	10.914859	2.64%	0	2005
	10.000000	10.634007	6.34%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	9.863941	9.893155	0.30%	0	2006
	10.020028	9.863941	-1.56%	0	2005
	10.000000	10.020028	0.20%	0	2004*

Additional Contract Options Elected (Total 3.90%)
(Variable account charges of 3.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.811154	12.820860	8.55%	0	2006
	11.656354	11.811154	1.33%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.516684	11.739228	1.93%	0	2006
	11.035904	11.516684	4.36%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	12.794085	14.295401	11.73%	0	2006
	12.182805	12.794085	5.02%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.623023	13.068352	12.44%	0	2006
	11.561905	11.623023	0.53%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.284238	14.580841	9.76%	0	2006
	12.962065	13.284238	2.49%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	11.923863	13.387086	12.27%	0	2006
	11.870094	11.923863	0.45%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	13.164198	15.782860	19.89%	0	2006
	12.109625	13.164198	8.71%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.014626	14.418641	20.01%	0	2006
	11.065187	12.014626	8.58%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.012813	12.725428	15.55%	0	2006
	10.000000	11.012813	10.13%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	11.010779	10.223771	-7.15%	0	2006
	11.234439	11.010779	-1.99%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	12.203543	13.894678	13.86%	0	2006
	12.109429	12.203543	0.78%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.157920	11.675553	4.64%	0	2006
	10.000000	11.157920	11.58%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	9.898807	9.664804	-2.36%	0	2006
	10.140933	9.898807	-2.39%	0	2005

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.347997	14.677584	9.96%	0	2006
	12.951113	13.347997	3.06%	0	2005

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	11.548677	12.787383	10.73%	0	2006
	11.505792	11.548677	0.37%	0	2005

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.787872	12.048846	11.69%	0	2006
	10.780470	10.787872	0.07%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	11.800777	11.740989	-0.51%	0	2006
	11.631844	11.800777	1.45%	0	2005

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	11.792650	13.202467	11.96%	0	2006
	11.710488	11.792650	0.70%	0	2005

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.899889	12.129343	11.28%	0	2006
	11.151912	10.899889	-2.26%	0	2005

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.124700	1.25%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.549935	9.538274	-0.12%	0	2006
	9.839326	9.549935	-2.94%	0	2005

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.010650	13.844180	15.27%	0	2006
	11.837206	12.010650	1.47%	0	2005

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.831287	11.094116	2.43%	0	2006
	10.681721	10.831287	1.40%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	14.029406	15.880231	13.19%	0	2006
	12.288709	14.029406	14.17%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.375281	14.012694	13.23%	0	2006
	10.843535	12.375281	14.13%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	13.433492	14.387019	7.10%	0	2006
	11.982134	13.433492	12.11%	0	2005

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	9.773901	9.782318	0.09%	0	2006
	9.980348	9.773901	-2.07%	0	2005

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.386931	16.622655	8.03%	0	2006
	13.565291	15.386931	13.43%	0	2005

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	11.837283	13.198178	11.50%	0	2006
	12.024406	11.837283	-1.56%	0	2005

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.163297	14.753355	12.08%	0	2006
	10.000000	13.163297	31.63%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.515231	11.074482	5.32%	0	2006
	10.000000	10.515231	5.15%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.816813	11.613022	7.36%	0	2006
	10.000000	10.816813	8.17%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.021494	11.961946	8.53%	0	2006
	10.000000	11.021494	10.21%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	10.924473	9.24%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.360485	12.788328	12.57%	0	2006
	11.428554	11.360485	-0.60%	0	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	14.139954	15.897790	12.43%	0	2006
	13.526103	14.139954	4.54%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.471502	15.362788	23.18%	0	2006
	10.000000	12.471502	24.72%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.324876	15.553205	16.72%	0	2006
	12.584292	13.324876	5.88%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	11.985725	13.991967	16.74%	0	2006
	11.323297	11.985725	5.85%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.623870	10.437584	8.46%	0	2006
	10.000000	9.623870	-3.76%	0	2005

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.261900	12.052480	7.02%	0	2006
	10.883770	11.261900	3.47%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	13.030149	13.664933	4.87%	0	2006
	12.044796	13.030149	8.18%	0	2005

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.121389	13.989210	6.61%	0	2006
	12.309000	13.121389	6.60%	0	2005

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	16.221736	22.915760	41.27%	0	2006
	12.791833	16.221736	26.81%	0	2005

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.208899	20.090003	41.39%	0	2006
	11.198012	14.208899	26.89%	0	2005

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.367801	9.381779	0.15%	0	2006
	9.608233	9.367801	-2.50%	0	2005

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	10.923650	11.265596	3.13%	0	2006
	10.904738	10.923650	0.17%	0	2005

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.483521	14.458447	15.82%	0	2006
	12.199638	12.483521	2.33%	0	2005

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.010798	10.616469	6.05%	0	2006
	10.000000	10.010798	0.11%	0	2005

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	10.751538	12.152724	13.03%	0	2006
	10.000000	10.751538	7.52%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.536530	11.625092	10.33%	0	2006
	10.000000	10.536530	5.37%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.055595	10.336639	2.79%	0	2006
	10.000000	10.055595	0.56%	0	2005*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.119225	10.734799	6.08%	0	2006
	10.000000	10.119225	1.19%	0	2005

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	11.630920	11.765475	1.16%	0	2006
	11.760699	11.630920	-1.10%	0	2005

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.444707	13.461191	17.62%	0	2006
	10.000000	11.444707	14.45%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	13.212504	14.536048	10.02%	0	2006
	12.119914	13.212504	9.01%	0	2005

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.358770	12.110718	6.62%	0	2006
	10.000000	11.358770	13.59%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.339250	13.484449	9.28%	0	2006
	12.014602	12.339250	2.70%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.282163	2.82%	0	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.264601	2.65%	0	2006*

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.559874	5.60%	0	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.094535	0.95%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.835174	11.518085	6.30%	0	2006
	11.011541	10.835174	-1.60%	0	2005

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.266493	10.913085	6.30%	0	2006
	10.000000	10.266493	2.66%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	17.434667	22.842011	31.01%	0	2006
	13.707704	17.434667	27.19%	0	2005

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	14.707169	19.302663	31.25%	0	2006
	11.549532	14.707169	27.34%	0	2005

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	14.179602	18.715775	31.99%	0	2006
	13.893689	14.179602	2.06%	0	2005

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	11.916601	11.794806	-1.02%	0	2006
	11.508345	11.916601	3.55%	0	2005

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	12.731160	14.327957	12.54%	0	2006
	12.887768	12.731160	-1.22%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	13.510127	14.510562	7.41%	0	2006
	12.549814	13.510127	7.65%	0	2005

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	13.716338	15.830667	15.41%	0	2006
	12.881781	13.716338	6.48%	0	2005

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	11.380412	11.203840	-1.55%	0	2006
	10.944813	11.380412	3.98%	0	2005

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.075860	9.917931	-1.57%	0	2006
	9.685965	10.075860	4.03%	0	2005

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	10.091412	10.734428	6.37%	0	2006
	10.581830	10.091412	-4.63%	0	2005

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.183712	10.883596	6.87%	0	2006
	10.678614	10.183712	-4.63%	0	2005

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	9.695634	9.629887	-0.68%	0	2006
	9.769174	9.695634	-0.75%	0	2005

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.127959	10.334069	2.04%	0	2006
	10.200492	10.127959	-0.71%	0	2005

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.703244	11.153427	4.21%	0	2006
	10.658225	10.703244	0.42%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.261890	12.052750	7.02%	0	2006
	11.123125	11.261890	1.25%	0	2005

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.990473	13.199869	10.09%	0	2006
	11.651576	11.990473	2.91%	0	2005

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.476382	14.013886	12.32%	0	2006
	12.027195	12.476382	3.73%	0	2005

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	12.607095	13.285303	5.38%	0	2006
	11.968164	12.607095	5.34%	0	2005

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.476449	9.520470	0.46%	0	2006
	9.603720	9.476449	-1.33%	0	2005

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	12.565421	12.015515	-4.38%	0	2006
	11.704430	12.565421	7.36%	0	2005

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.677423	6.77%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	13.779373	16.210435	17.64%	0	2006
	12.825277	13.779373	7.44%	0	2005

NVIT NVIT International Value Fund: Class IV - Q/NQ	12.128048	14.268241	17.65%	0	2006
	11.286818	12.128048	7.45%	0	2005

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	13.124745	13.861664	5.61%	0	2006
	12.181753	13.124745	7.74%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	11.653953	12.701740	8.99%	0	2006
	11.327986	11.653953	2.88%	0	2005

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	12.251692	13.607436	11.07%	0	2006
	12.262858	12.251692	-0.09%	0	2005

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.239452	10.317362	0.76%	0	2006
	10.426530	10.239452	-1.79%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	11.172572	11.562804	3.49%	0	2006
	11.085583	11.172572	0.78%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.430211	14.025471	12.83%	0	2006
	11.340053	12.430211	9.61%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	14.237560	16.059903	12.80%	0	2006
	12.987431	14.237560	9.63%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	10.665176	11.196118	4.98%	0	2006
	10.878679	10.665176	-1.96%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	11.519914	12.705964	10.30%	0	2006
	11.335247	11.519914	1.63%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	13.443557	14.814585	10.20%	0	2006
	12.748770	13.443557	5.45%	0	2005

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	11.877654	13.232140	11.40%	0	2006
	11.744196	11.877654	1.14%	0	2005

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	13.462961	16.526299	22.75%	0	2006
	12.484830	13.462961	7.83%	0	2005

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.775051	10.918798	1.33%	0	2006
	10.607155	10.775051	1.58%	0	2005

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.020638	11.580099	5.08%	0	2006
	10.000000	11.020638	10.21%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.360120	11.814110	14.03%	0	2006
	10.000000	10.360120	3.60%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.864132	9.862106	-0.02%	0	2006
	10.000000	9.864132	-1.36%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.978573	9.931965	-0.47%	0	2006
	9.989419	9.978573	-0.11%	0	2005

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	11.979362	12.757314	6.49%	0	2006
	11.115152	11.979362	7.78%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	15.571366	20.603908	32.32%	0	2006
	13.876731	15.571366	12.21%	0	2005

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.466952	11.436198	9.26%	0	2006
	10.000000	10.466952	4.67%	0	2005

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.268351	11.067060	7.78%	0	2006
	10.176298	10.268351	0.90%	0	2005

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.200318	10.033665	-1.63%	0	2006
	10.040600	10.200318	1.59%	0	2005

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	9.824300	9.859626	0.36%	0	2006
	9.968187	9.824300	-1.44%	0	2005

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.851472	12.802387	17.98%	0	2006
	10.627080	10.851472	2.11%	0	2005

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	9.806627	9.784900	-0.22%	0	2006
	10.013494	9.806627	-2.07%	0	2005

Maximum Additional Contract Options Elected (Total 4.00%)
(Variable account charges of 4.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.203938	11.064761	8.44%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.623791	10.817833	1.83%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.628764	11.863658	11.62%	0	2006

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	9.980509	11.209958	12.32%	0	2006

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	10.456093	11.464742	9.65%	0	2006

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.089993	11.316425	12.15%	0	2006

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	10.919221	13.077720	19.77%	0	2006

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	10.906355	13.075046	19.88%	0	2006

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.005213	12.703450	15.43%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	10.134711	9.400563	-7.24%	0	2006

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	10.134154	11.526549	13.74%	0	2006

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.150227	11.655378	4.53%	0	2006

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	9.777867	9.536816	-2.47%	0	2006

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	10.385608	11.408257	9.85%	0	2006

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	10.150920	11.228035	10.61%	0	2006

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	9.867712	11.009706	11.57%	0	2006

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	10.404969	10.341506	-0.61%	0	2006

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	10.129726	11.328982	11.84%	0	2006

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	9.817500	10.913530	11.16%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.117699	1.18%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.724010	9.702049	-0.23%	0	2006

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.209658	11.756047	15.15%	0	2006

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.390602	10.631692	2.32%	0	2006

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	11.472651	12.972700	13.07%	0	2006

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.465296	12.968824	13.11%	0	2006

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	11.142725	11.921272	6.99%	0	2006

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	9.801975	9.800242	-0.02%	0	2006

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	11.142096	12.024416	7.92%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.277082	11.446719	11.38%	0	2006

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.154235	14.727894	11.96%	0	2006

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.507976	11.055354	5.21%	0	2006

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.809353	11.592960	7.25%	0	2006

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.013901	11.941303	8.42%	0	2006

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	10.916939	9.17%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	10.030498	11.279453	12.45%	0	2006

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.354765	11.629955	12.32%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.462906	15.336276	23.06%	0	2006

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	10.489405	12.230852	16.60%	0	2006

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund - Class 3 - Q/NQ	10.493152	12.236845	16.62%	0	2006

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.617228	10.419561	8.34%	0	2006

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	10.476502	11.200321	6.91%	0	2006

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.173212	11.705369	4.76%	0	2006

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	10.559781	11.246500	6.50%	0	2006

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	12.433097	17.545498	41.12%	0	2006

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	12.437671	17.567411	41.24%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.800829	9.805264	0.05%	0	2006

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	10.350092	10.663006	3.02%	0	2006

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.168693	11.765191	15.70%	0	2006

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.001977	10.596093	5.94%	0	2006

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	10.742078	12.129424	12.92%	0	2006

MTB Group of Funds - MTB Managed Allocation Fund - Aggressive Growth II - Q/NQ	10.529266	11.605024	10.22%	0	2006

MTB Group of Funds - MTB Managed Allocation Fund - Conservative Growth II - Q/NQ	10.048659	10.318790	2.69%	0	2006

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.110318	10.714222	5.97%	0	2006

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	10.244811	10.352572	1.05%	0	2006

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.436817	13.437958	17.50%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	11.005882	12.095815	9.90%	0	2006

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.350944	12.089811	6.51%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.420215	11.375507	9.17%	0	2006

NVIT American NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.275072	2.75%	0	2006*

NVIT American NVIT Bond Fund: Class II - Q/NQ	10.000000	10.257519	2.58%	0	2006*

NVIT American NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.552591	5.53%	0	2006*

NVIT American NVIT Growth Fund: Class II - Q/NQ	10.000000	10.087564	0.88%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.788131	10.394259	6.19%	0	2006

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.259410	10.894254	6.19%	0	2006

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	12.220435	15.993978	30.88%	0	2006

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	12.226124	16.029730	31.11%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	10.063838	13.269569	31.85%	0	2006

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	10.900800	10.778195	-1.12%	0	2006

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	10.190434	11.456667	12.43%	0	2006

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	10.832114	11.622167	7.29%	0	2006

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	10.856381	12.516861	15.29%	0	2006

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	10.463935	10.290881	-1.65%	0	2006

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.478187	10.303251	-1.67%	0	2006

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	10.839568	11.518285	6.26%	0	2006

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.807989	11.538781	6.76%	0	2006

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	9.926178	9.848638	-0.78%	0	2006

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	9.954030	10.146075	1.93%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.077709	10.490685	4.10%	0	2006

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.187916	10.892045	6.91%	0	2006

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.345640	11.377315	9.97%	0	2006

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	10.446845	11.722073	12.21%	0	2006

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	10.732909	11.298555	5.27%	0	2006

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.877003	9.912588	0.36%	0	2006

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	10.783430	10.300806	-4.48%	0	2006

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.670052	6.70%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	10.627466	12.489482	17.52%	0	2006

NVIT NVIT International Value Fund: Class IV - Q/NQ	10.629058	12.491755	17.52%	0	2006

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	10.841647	11.438494	5.51%	0	2006

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	10.314986	11.230722	8.88%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.114519	11.222123	10.95%	0	2006

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.834776	9.899326	0.66%	0	2006

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	10.285764	10.633971	3.39%	0	2006

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.259507	12.691337	12.72%	0	2006

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	11.260950	12.689129	12.68%	0	2006

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	9.747236	10.221868	4.87%	0	2006

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	10.277649	11.324046	10.18%	0	2006

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	10.760370	11.845457	10.08%	0	2006

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	10.138693	11.283163	11.29%	0	2006

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	10.729303	13.156966	22.63%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.492851	10.621791	1.23%	0	2006

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.013029	11.560084	4.97%	0	2006

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.352976	11.793712	13.92%	0	2006

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.857327	9.845078	-0.12%	0	2006

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.972948	9.916076	-0.57%	0	2006

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	10.633639	11.312449	6.38%	0	2006

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	11.624902	15.366032	32.18%	0	2006

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.457723	11.414266	9.15%	0	2006

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Asset Allocation Fund - Q/NQ	10.127530	10.903974	7.67%	0	2006

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Large Company Growth Fund - Q/NQ	10.736318	10.549944	-1.74%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Money Market Fund - Q/NQ	9.866089	9.891291	0.26%	0	2006

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.778408	12.702994	17.86%	0	2006

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	9.760266	9.728535	-0.33%	0	2006

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)         To be filed by subsequent post-effective amendment.

Item 24.                          (b)          Exhibits

(1)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed  with Post-Effective Amendment No. 16 on April 19,2007 (File No. 333-103093) and hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed  with Post-Effective Amendment No. 16 on April 19,2007 (File No. 333-103093) and hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously with initial Registration Statement on February 11, 2003 (File No. 333-103094) and hereby incorporated by reference.

(5)	Variable Annuity Application – Filed previously with initial Registration Statement on February 11, 2003 (File No. 333-103094) and hereby incorporated by reference.

(6)	Articles of Incorporation of Depositor – Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) and hereby incorporated by reference.

(7)	Not Applicable.

(8)	Not Applicable

(9)	Opinion of Counsel – Filed previously with the Post-Effective Amendment No. 17 on April 30th, 2007 (File No. 333-103094) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – To be filed by subsequent post-effective amendment.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor
Chairman of the Board and Director	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Finance, Investments, and Strategy	Robert A. Rosholt
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Corporate Relations	Gregory S. Lashutka
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Enterprise Chief Risk Officer	Brian W. Nocco
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-In Retirement Business Head	Keith I. Millner
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Srinivas Koushik
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-NF Marketing	Gordon R. Hecker
Senior Vice President-NF Systems	R. Dennis Noice
Senior Vice President-Non-Affiliated Sales	John Laughlin Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President - Nationwide Bank	Anne L. Arvia
Senior Vice President-Property and Casualty Claims	David R. Jahn
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	James R. Burke
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Vice President-Assistant to the CEO and Secretary	Thomas Barnes
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha James Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex Shumate

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
1717 Capital Management Company*	Pennsylvania		The company is registered as a broker-dealer and investment advisor.
1717 Insurance Agency of Massachusetts, Inc.	Massachusetts		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Massachusetts.
1717 Insurance Agency of Texas, Inc.	Texas		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Texas.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
AID Finance Services, Inc.	Iowa		The company operates as a holding company.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
Allnations, Inc.	Ohio		The company engages in promoting, extending, and strengthening cooperative insurance organizations throughout the world.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company (f.k.a Nationwide Atlantic Insurance Company)	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Audenstar Limited	England and Wales		The company is an investment holding company.
BlueSpark, LLC	Ohio		The company is currently inactive.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.
CalFarm Insurance Agency	California		The company is an insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverages in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		This company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
F&B, Inc.	Iowa		The company is an insurance agency that places business with carriers other than Farmland Mutual Insurance Company and its affiliates.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Financial Settlement Services Agency, Inc.	Ohio		The company is an insurance agency in the business of selling structured settlement products.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
FutureHealth Holding Company	Maryland		The company provides population health management.
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gartmore Distribution Services, Inc.*	Delaware		The company is a limited purpose broker-dealer.
Gartmore Investor Services, Inc.	Ohio		The company provides transfer and dividend disbursing agent services to various mutual fund entities.
Gartmore Morley Capital Management, Inc.	Oregon		The company is an investment advisor and stable value money manager.
Gartmore Mutual Fund Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gartmore S.A. Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gates, McDonald & Company	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
GatesMcDonald DTAO, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald DTNHP, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald DTC, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald Health Plus Inc.*	Ohio		The company provides medical management and cost containment services to employers.
GVH Participacoes e Empreedimientos Ltda.	Brazil		The company acts as a holding company.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
Morely & Associates, Inc. (f.k.a. Gartmore Morley & Associates, Inc.)	Oregon		The company brokers or places book-value maintenance agreements (wrap contracts) and guarantee investment contracts for collective investment trusts and accounts.
Morley Financial Services, Inc. (f.k.a. Gartmore Morley Financial Services, Inc.)	Oregon		The company is a holding company.
Mullen TBG Insurance Agency Services, LLC	Delaware		The company is a joint venture between TBG Insurance Services Corporation and MC Insurance Agency Services LLC. The Company provides financial products and services to executive plan participants.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England
This is a limited liability company organized for profit under the Companies Act of 1948 of England for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds.  This company is currently inactive.

Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company provides property and casualty insurance products.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as a holding company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Global Asset Management, Inc. (f.k.a. Gartmore Global Asset Management , Inc.)	Delaware		The company operates as a holding company.
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending agency custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan act of 1933.

Nationwide Better Health, Inc.	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Cash Management Company*	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other Nationwide corporations, foundations, and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Document Solutions, Inc. (f.k.a. ALLIED Document Solutions, Inc.)	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC (f.k.a. Gartmore Emerging Managers, LLC)	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of Massachusetts	Massachusetts		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of New Mexico	New Mexico		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Financial Sp. Zo.o	Poland		The company is currently inactive.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Finance, LLC	Ohio		The company acts as a support company for Nationwide Global Holdings, Inc. in its international capitalization efforts.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc. (f.k.a. Gartmore Global Ventures, Inc.)	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company underwrites general property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited purpose broker-dealer and acts as an investment advisor.
Nationwide Life and Annuity Company of America**	Delaware		The company provides individual life insurance products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial and residential property insurance in Texas.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Properties, Ltd.	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in direct marketing of property and casualty insurance products.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Separate Accounts, LLC (f.k.a. Gartmore Separate Accounts, LLC)	Delaware		The company acts as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Nationwide Services Sp. Zo.o.	Poland		The company is currently inactive.
Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Capital Partners II, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NGH UK, Ltd.*	United Kingdom		The company is currently inactive.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NorthPointe Capital LLC	Delaware		The company acts as a registered investment advisor.
NWD Investment Management, Inc. (f.k.a. Gartmore Global Investments, Inc.)	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust (f.k.a. Gartmore Global Asset Management Trust)	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC (f.k.a. GGI MGT LLC)	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Quick Sure Auto Agency, Inc.	Texas		The company is an insurance agency and operates as an employee agent "storefront" for Titan Insurance Services.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview Alternative Investment Advisors, LLC (f.k.a. Gartmore Riverview, LLC)	Delaware		The company provides investment management services to a limited number of institutional investors.
Riverview Alternative Investment Advisors II LLC (f.k.a. Gartmore riverview II, LLC)	Delaware		The company is a holding company.
Riverview International Group, Inc.	Delaware		The company is a holding company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Advisory Services Corporation (d.b.a. TBG Advisors)	California		The company is an investment advisor.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements.  As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

TBG Financial & Insurance Services Corporation of Hawaii	Hawaii		The corporation consults with corporate clients and financial institutions on the development and implementation of proprietary, private placement and institutional insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Agency, Inc. (d.b.a. Arlans Agency)	Michigan		The company is an insurance agency that primarily sells non-standard automobile insurance for Titan Insurance Company in Michigan.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Holdings Service Corporation	Texas		The company is currently inactive.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Titan National Auto Call Center, Inc.	Texas		The company is licensed as an insurance agency that operates as an employee agent "call center" for Titan Indemnity Company.
Union Bond & Trust Company (f.k.a. Gartmore Trust Company)	Oregon		The company is an Oregon state bank with trust powers.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Financial Corporation	Delaware		The company acts as a holding company specifically for holding insurance companies of Victoria group of companies.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria Insurance Agency, Inc.	Ohio		The company is an insurance agency that acts as a broker for independent agents appointed with the Victoria companies in the State of Ohio.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
Vida Seguradora SA	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plan in Brazil.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 27.          Number of Contract Owners

The number of Contract Owners of Qualified and Non-Qualified Contracts as of January 31, 2007, was 14,432 and 12,710 respectively.

Item 28.          Indemnification

Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account	Nationwide VLI Separate Account-3
Nationwide Variable Account-II	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-6
Nationwide Variable Account-5	Nationwide VLI Separate Account-7
Nationwide Variable Account-6	Nationwide VL Separate Account-C
Nationwide Variable Account-7	Nationwide VL Separate Account-D
Nationwide Variable Account-8	Nationwide VL Separate Account-G
Nationwide Variable Account-9
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Keith J. Kelly
Senior Vice President, Treasurer and Director	James D. Benson.
Vice President	Karen R. Colvin
Vice President	Scott A. Englehart
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President and Assistant Secretary	Thomas E. Barnes
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Glenn W. Soden
Assistant Treasurer	Terry C. Smetzer
Director	John Laughlin Carter
Director	Keith I. Millner

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.          Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.          Management Services

Not Applicable

Item 32.          Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 18th day of May, 2007.
NATIONWIDE VARIABLE ACCOUNT – II
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ W. MICHAEL STOBART
W. Michael Stobart
Attorney-in-Fact

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 18th day of May, 2007.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA MILLER DE LOMBERA
Martha Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By /s/ W. MICHAEL STOBART
W. Michael Stobart
Attorney-in-Fact